File No. 333-69487
811-07426
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.		/ /
POST-EFFECTIVE AMENDMENT NO.	43	/X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO.	530	/X/

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT ONE
(Exact Name of Registrant)

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
(Name of Depositor)

1 GRIFFIN ROAD NORTH
WINDSOR, CT 06095-1512
(Address of Depositor's Principal Executive Offices)

(860) 547-4390
(Depositor's Telephone Number, Including Area Code)

LISA PROCH
TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
1 GRIFFIN ROAD NORTH
WINDSOR, CT 06095-1512
(Name and Address of Agent for Service)
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Approximate Date of Proposed Public Offering: Continuous
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It is proposed that this filing will become effective:

/ /	immediately upon filing pursuant to paragraph (b) of Rule 485
/X/	on May 1, 2019 pursuant to paragraph (b) of Rule 485
/ /	60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /	on ________ pursuant to paragraph (a)(1) of Rule 485
/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:
Units of interests in separate accounts under variable annuity contracts.

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PART A

THE DIRECTOR VII*
TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT ONE (EST. 5/20/91)
TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO (EST. 6/2/86)
PO BOX 14293
LEXINGTON, KY 40512-4293
1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (INVESTMENT PROFESSIONALS)
www.talcottresolution.com

*This product was previously sold under various marketing names depending on which distribution partner sold the product and/or when the product was sold. These market names include: Series VII/VIIR of The Director, Series II/IIR of The BB&T Director, AmSouth VA, The Director Select, The Director Choice, and Series I/IR of The Huntington Director, The Director Solution, Director Preferred, Director Elite, The Wachovia Director, Fifth Third Director, Director Classic, Wells Fargo Director, NatCity Director and First Horizon Director.
The variable annuity products described in this prospectus are no longer for sale. In 2013, we announced that we would no longer be selling or issuing annuity products and part of the company’s long-term strategy is to reduce the liabilities associated with in force annuity contracts. However, we continue to administer the in force annuity contracts. You should read the terms of your annuity contract, including any riders, as your Contract contains the specific terms of the benefits, limitations, restrictions, costs and obligations regarding your annuity. There may be contract and/or rider variations due to requirements under state law. See your contract and riders for the provisions appropriate to you.
This variable annuity prospectus describes a contract between each Owner and joint Owner (“you”) and Talcott Resolution Life and Annuity Insurance Company or Talcott Resolution Life Insurance Company (“us,” “we” or “our”) where you agreed to make at least one Premium Payment to us and we agreed to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups.
At the time you purchased your Contract, you allocated your Premium Payment to “Sub-Accounts.” These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds described in this prospectus are part of the following Portfolio companies: AIM Variable Insurance Funds, AllianceBernstein L.P., BlackRock, Hartford HLS Funds, Mutual Funds and Variable Insurance Trust, Pioneer Variable Contracts Trust, The Prudential Series Fund, The Victory Variable Insurance Funds and Wells Fargo Funds Management LLC.
At the time you purchased your Contract you were able to allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Amounts allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.
Please read this prospectus carefully and keep it for your records for future reference. You can contact us to get a Statement of Additional Information ("SAI") free of charge. The SAI contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission (“SEC” or “Commission”). We have included the Table of Contents for the SAI at the end of this prospectus. Although we file this prospectus and the SAI with the SEC, the SEC doesn’t approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the SAI can also be obtained from us by calling 1-800-862-6668 or the SEC’s website (www.sec.gov).
This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get no additional tax advantage from this variable annuity if you are investing through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account (“IRA”)). This prospectus is not intended to provide tax, accounting or legal advice. Pursuant to IRS Circular 230, you are hereby notified of the following: The information contained in this document is not intended to (and cannot) be used by anyone to avoid IRS penalties. This document supports the promotion and marketing of insurance products. You should seek advice based on your particular circumstances from an independent tax adviser. This product is not intended to provide tax, accounting or legal advice. Please consult with your tax accountant or attorney prior to finalizing or implementing any tax or legal strategy or for any tax, accounting or legal advice concerning your situation.

Four Simple Steps to Safeguard Your Account Against Fraud
We take protection of our customer accounts and information seriously. With the number of security breaches on the rise, it is a good time to remind you, our clients, to increase your awareness and protect yourself from fraud. We recommend four easy ways you can help protect yourself and your investments.
1. Strengthen Your Password
A strong password is your primary line of defense, which is why criminals attempt to acquire them. Passwords should be complex and difficult to guess. In order to ensure their ongoing effectiveness, passwords should be changed on a regular basis.
2. Keep Your Information Current
Make sure your contact information, including mailing address, email address and phone number is up to date with us. This will ensure that you receive your important documents.
3. Be Aware
Learn to recognize phishing emails, suspicious phone calls and texts from individuals posing as legitimate organizations, such as a bank, credit card company and government agencies. Do not click on links or download attachments from unknown sources.
4. Review Your Account Statements and Notify Law Enforcement of Suspicious Activity
As a precautionary measure, we recommend that you remain vigilant by reviewing your account statements and credit reports closely. If you detect any suspicious activity on an account, you should promptly notify the financial institution or company with which the account is maintained. You also should promptly report any fraudulent activity or suspected incidence of identity theft to proper law enforcement authorities or the Federal Trade Commission (FTC).
To file a complaint with the FTC, you may do so at www.ftc.gov/idtheft or call 1-877-ID-THEFT (877-438-4338). The FTC mailing address is 600 Pennsylvania Ave. NW, Washington, DC 20580. Complaints filed with the FTC will be added to the FTC’s Identity Theft Data Clearinghouse, which is a database made available to law enforcement agencies.
Obtain a Copy of Your Credit Report
You may obtain a free copy of your credit report from each of the three major credit reporting agencies once every 12 months by visiting www.annualcreditreport.com, calling toll-free 877-322-8228, or by completing an Annual Credit Report Request Form (found on the website) and mailing it to Annual Credit Report Request Service, P.O. Box 105281, Atlanta, GA 30348.
Or you can elect to purchase a copy of your credit report by contacting one of the three national credit reporting agencies. Contact information for the three national credit reporting agencies is provided below:

Equifax (800) 685-1111 www.equifax.com P.O. Box 740241 Atlanta, GA 30374	Experian (888) 397-3742 www.experian.com P.O. Box 2002 Allen, TX 75013	Transunion (800) 888-4213 www.transunion.com P.O. Box 1000 Chester, PA 19016
Additional Free Resources on Identity Theft
You may wish to review the tips provided by the FTC on how to avoid identity theft. For more information, please visit www.consumer.ftc.gov/topics/privacy-identity or call 1-877-ID THEFT (877-438-4338).
We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your investment. This information does not constitute personalized investment advice or financial planning advice.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities Exchange Commission, paper copies of the shareholder reports for the portfolio companies available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from Talcott Resolution or your Financial Intermediary.  Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future reports in paper free of charge. You can inform Talcott Resolution or your Financial Intermediary that you wish to continue receiving paper copies of your shareholder reports by calling Talcott Resolution Annuity Contact Center at 1-800-862-6668, Monday through Thursday, 8:00 a.m. to 7:00 p.m., or Friday, 9:15 am. to 6:00 p.m., Eastern Time.   Your election to receive reports in paper will apply to all portfolio companies available under your contract.

NOT INSURED BY FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Date of Prospectus: May 1, 2019
Date of Statement of Additional Information: May 1, 2019

2

3

Definitions
These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.
Account: Any of the Sub-Accounts or the Fixed Accumulation Feature.
Accumulation Units: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.
Accumulation Unit Value: The daily price of Accumulation Units on any Valuation Day.
Administrative Office: Our overnight mailing address is: Talcott Resolution - Annuity Service Operations, 1338 Indian Mound Drive, Mt. Sterling, KY 40353. Our standard mailing address is Talcott Resolution - Annuity Service Operations, PO Box 14293, Lexington, KY 40512-4293.
Anniversary Value: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and partial Surrenders.
Annual Maintenance Fee: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.
Annual Withdrawal Amount AWA: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.
Annuitant: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.
Annuity Calculation Date: The date we calculate the first Annuity Payout.
Annuity Commencement Date: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date.
Annuity Payout: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.
Annuity Payout Option: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.
Annuity Unit: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.
Annuity Unit Value: The daily price of Annuity Units on any Valuation Day.
Beneficiary: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner, joint Contract Owner or Annuitant.
Benefit Amount: The basis used to determine the maximum payout guaranteed under Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.
Benefit Payment: The maximum guaranteed payment that can be made each Contract Year under Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.
Charitable Remainder Trust: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.
Code: The Internal Revenue Code of 1986, as amended.
Commuted Value: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.
Contingent Annuitant: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant’s death.
Contingent Deferred Sales Charge (“CDSC”): The deferred sales charge that may apply when you make a full or partial Surrender.
Contract: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.
Contract Anniversary: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

4

Contract Owner, Owner or you: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize “you” in the prospectus.
Contract Value: The total value of the Accounts on any Valuation Day.
Contract Year: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.
Death Benefit: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.
Deferred Annuity Commencement Date: The Annuitant’s 100th birthday.
Dollar Cost Averaging: A program that allows you to systematically make transfers between Accounts available in your Contract.
Financial Intermediary: The broker dealer through whom you purchased your contract or the Investment Professional who is listed in our administrative systems as the agent of record on your Contract and services your Contract.
Fixed Accumulation Feature - Part of our General Account where you are able to allocate a portion of your Contract Value. In the Contract, this is defined as the “Fixed Account.” In the future, we may impose limitations on your ability to transfer funds or allocate future Premium Payments to the Fixed Accumulation Feature.
General Account: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Talcott Resolution.
In Good Order: Certain transactions require your authorization and completion of requisite forms. Such transactions will not be considered in good order unless received by us in our Administrative Office or via telephone or facsimile. Generally, our request for documentation will be considered in good order when we receive all of the requisite information on the form required by us.
Joint Annuitant: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.
Maximum Anniversary Value: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals, prior to the deceased’s 81st birthday or the date of death, if earlier.
Net Investment Factor: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.
Non-Valuation Day: Any day the New York Stock Exchange is not open for trading.
Payee: The person or party you designate to receive Annuity Payouts.
Premium Payment: Money sent to us to be invested in your Contract.
Premium Tax: The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, We may deduct the tax on a pro-rata basis from the Sub-Accounts at the time We pay the tax to the applicable taxing authorities, at the time the contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.
Principal First: An option that was available at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount is different if you elected this benefit after you purchased your Contract. This benefit is called the Guaranteed Income Benefit in your Contract. This rider/option can no longer be elected or added after you purchase your Contract.
Qualified Contract: A contract issued to qualify under Sections 401, 403 or 408 of the Internal Revenue Code.
Required Minimum Distribution: A federal requirement that individuals age 70½ and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70½ or upon retirement, whichever comes later.
Spouse: A person related to a Contract Owner by marriage pursuant to the Code.
Sub-Account Value: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.
Surrender: A complete or partial withdrawal from your Contract.
Surrender Value: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).
Valuation Day: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.
Valuation Period: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

5

Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.
This table describes the fees and expenses that you will pay at the time that you purchase the Contract or Surrender the Contract. Charges for state premium taxes may also be deducted when you purchase the Contract, upon Surrender or when we start to make Annuity Payouts.

Contract Owner Transaction Expenses
Sales Charge Imposed on Purchases (as a percentage of Premium Payments)	None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
First Year (2)	7%
Second Year	6%
Third Year	6%
Fourth Year	5%
Fifth Year	4%
Sixth Year	3%
Seventh Year	2%
Eighth Year	0%

(1)
Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2)	Length of time from each Premium Payment.
Contract Owner Periodic Expenses
This table describes the fees and expenses that you will pay periodically and on a daily basis during the time that you own the Contract, not including fees and expenses of the underlying Funds.

Annual Maintenance Fee (3)	$30
Separate Account Annual Expenses (as a percentage of average daily Sub-Account Value)
Mortality and Expense Risk Charge	1.25%
Total Separate Account Annual Expenses	1.25%
Optional Charges (as a percentage of average daily Sub-Account Value)
Principal First Charge	0.75%
Optional Death Benefit Charge	0.15%
Earnings Protection Benefit Charge	0.20%
Total Separate Account Annual Expenses with all optional charges	2.35%

(3)
An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Sub-Accounts in which you are invested at the time of the charge.

The following tables show the minimum and maximum total annual fund operating expenses charged by the underlying Funds that you may pay on a daily basis during the time that you own the Contract. More detail concerning each underlying Fund’s fees and expenses is contained in the prospectus for each Fund.

The Director	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Underlying Funds assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses).	0.17%	0.91%

The BB&T Director	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Underlying Funds assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses).	0.17%	0.91%

6

AmSouth Variable Annuity	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Underlying Funds assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses).	0.17%	1.07%

The Director Select	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Underlying Funds assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses).	0.17%	1.07%

The Director Choice	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Underlying Funds assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses).	0.17%	1.36%

The Huntington Director	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Underlying Funds assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses).	0.17%	1.93%

The Director Solution	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Underlying Funds assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses).	0.17%	0.96%

The Director Preferred	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Underlying Funds assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses).	0.17%	0.91%

The Director Elite	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Underlying Funds assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses).	0.17%	1.60%

The Wachovia Director	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Underlying Funds assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses).	0.17%	1.07%

The Fifth Third Director	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Underlying Funds assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses).	0.17%	0.91%

The Director Classic	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Underlying Funds assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses).	0.17%	0.96%

The Wells Fargo Director	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Underlying Funds assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses).	0.17%	1.32%

7

EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example reflects a deduction for any Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses including all Optional Charges, and the highest Total Annual Fund Operating Expenses of the underlying Funds. The Example does not reflect the deduction of any applicable Premium Taxes, income taxes or tax penalties you may be required to pay if you Surrender your Contract. If you did not select all of the optional benefits, your expenses would be lower than those shown in the Example.
The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, we assume a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. The Example assumes the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, we waive the Annual Maintenance Fee, so the Example shows charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

The Director Series VII, NatCity Director, First Horizon Director, The BB&T Director, The Director Preferred Series I/IR, and The Fifth Third Director:

(1)	If you Surrender your Contract at the end of the applicable time period:

1 year	$1,009
3 years	$1,676
5 years	$2,259
10 years	$3,855

(2)	If you annuitize at the end of the applicable time period:

1 year	$257
3 years	$997
5 years	$1,756
10 years	$3,738

(3)	If you do not Surrender your Contract:

1 year	$364
3 years	$1,106
5 years	$1,867
10 years	$3,855
AmSouth VA Series II/IIR:

(1)	If you Surrender your Contract at the end of the applicable time period:

1 year	$1,025
3 years	$1,721
5 years	$2,333
10 years	$4,002

(2)	If you annuitize at the end of the applicable time period:

1 year	$274
3 years	$1,046
5 years	$1,835
10 years	$3,886

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(3)	If you do not Surrender your Contract:

1 year	$381
3 years	$1,154
5 years	$1,945
10 years	$4,002
The Director Choice Series II/IR:

(1)	If you Surrender your Contract at the end of the applicable time period:

1 year	$1,052
3 years	$1,803
5 years	$2,468
10 years	$4,261

(2)	If you annuitize at the end of the applicable time period:

1 year	$303
3 years	$1,133
5 years	$1,976
10 years	$4,148

(3)	If you do not Surrender your Contract:

1 year	$410
3 years	$1,241
5 years	$2,086
10 years	$4,261
The Huntington Director Series I/IR:

(1)	If you Surrender your Contract at the end of the applicable time period:

1 year	$1,107
3 years	$1,961
5 years	$2,727
10 years	$4,750

(2)	If you annuitize at the end of the applicable time period:

1 year	$362
3 years	$1,303
5 years	$2,249
10 years	$4,641

(3)	If you do not Surrender your Contract:

1 year	$469
3 years	$1,410
5 years	$2,357
10 years	$4,750

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The Director Solution Series I/IR :

(1)	If you Surrender your Contract at the end of the applicable time period:

1 year	$1,014
3 years	$1,690
5 years	$2,282
10 years	$3,901

(2)	If you annuitize at the end of the applicable time period:

1 year	$262
3 years	$1,012
5 years	$1,780
10 years	$3,785

(3)	If you do not Surrender your Contract:

1 year	$369
3 years	$1,121
5 years	$1,891
10 years	$3,901
Director Elite Series I/IR:

(1)	If you Surrender your Contract at the end of the applicable time period:

1 year	$1,075
3 years	$1,869
5 years	$2,578
10 years	$4,470

(2)	If you annuitize at the end of the applicable time period:

1 year	$328
3 years	$1,205
5 years	$2,092
10 years	$4,359

(3)	If you do not Surrender your Contract:

1 year	$435
3 years	$1,313
5 years	$2,201
10 years	$4,470
Director Classic Series I/IR:

(1)	If you Surrender your Contract at the end of the applicable time period:

1 year	$1,014
3 years	$1,690
5 years	$2,282
10 years	$3,901
If you annuitize at the end of the applicable time period:

1 year	$262
3 years	$1,012
5 years	$1,780
10 years	$3,785

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(2)	If you do not Surrender your Contract:

1 year	$369
3 years	$1,121
5 years	$1,891
10 years	$3,901
The Director Select Series II/IIR and The Wachovia Director Series I/IR:

(1)	If you Surrender your Contract at the end of the applicable time period:

1 year	$1,025
3 years	$1,721
5 years	$2,333
10 years	$4,002

(2)	If you annuitize at the end of the applicable time period:

1 year	$274
3 years	$1,046
5 years	$1,835
10 years	$3,886

(3)	If you do not Surrender your Contract:

1 year	$381
3 years	$1,154
5 years	$1,945
10 years	$4,002
Wells Fargo Director Series I/IR:

(1)	If you Surrender your Contract at the end of the applicable time period:

1 year	$1,049
3 years	$1,791
5 years	$2,449
10 years	$4,226
(2) If you annuitize at the end of the applicable time period:

1 year	$299
3 years	$1,121
5 years	$1,957
10 years	$4,112
(3) If you do not Surrender your Contract:

1 year	$406
3 years	$1,229
5 years	$2,067
10 years	$4,226

Condensed Financial Information
When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see “How is the value of my Contract calculated before the Annuity

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Commencement Date?”. Please refer to Appendix V for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-862-6668.
Available Information
We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.
You may read or copy these reports at the SEC’s Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.talcottresolution.com or visiting at the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
Highlights
How do I purchase this Contract?
This Contract is closed to new investors. In addition, as of October 4, 2013, we no longer allow Contract Owners to reinstate their Contracts when a Contract Owner requests a Surrender (either Full or Partial). Subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase® Program or are part of certain retirement plans.
What type of sales charges apply?
You didn’t pay a sales charge when you purchased your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

Number of years from Premium Payment	Contingent Deferred Sales Charge
1	7%
2	6%
3	6%
4	5%
5	4%
6	3%
7	2%
8 or more	0%
You won’t be charged a Contingent Deferred Sales Charge on:

✓	The Annual Withdrawal Amount

✓	Premium Payments or earnings that have been in your Contract for more than seven years

✓	Distributions made due to death

✓	Distributions under a program for substantially equal periodic payments made for your life expectancy

✓	Most payments we make to you as part of your Annuity Payout
Is there an Annual Maintenance Fee?
We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.
What charges will I pay on an annual basis?
In addition to the Annual Maintenance Fee, you pay the following charges each year:

•	Mortality and Expense Risk Charge - This charge is deducted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Sub-Accounts.

•	Annual Fund Operating Expenses — These are charges for the underlying Funds. See the Funds’ prospectuses for more complete information.

•
Principal First Charge — This rider/option can no longer be elected or added after you purchase your Contract. If you elected Principal First, we deduct an additional charge on a daily basis that is based on your Contract Value invested in

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the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

•	Optional Death Benefit Charge — This rider/option can no longer be elected or added after you purchase your Contract. The Optional Death Benefit adds new features to your Death Benefit calculation.
If you elected the Optional Death Benefit, we deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

•
Earnings Protection Benefit Charge — This rider/option can no longer be elected or added after you purchase your Contract. The Earnings Protection Benefit adds new features to your Death Benefit calculation.

If you elected the Earnings Protection Benefit, we deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.
Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.
Can I take out any of my money?
You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

➢	You may have to pay income tax on the money you take out and, if you Surrender before you are age 59½, you may have to pay a federal income tax penalty.

➢	You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.
Will Talcott Resolution pay a Death Benefit?
There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant, if applicable, die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.
If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

•	The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

•	The Contract Value of your Contract, or

•
Your Maximum Anniversary Value, which is described below. The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased’s 81st birthday or date of death, whichever is earlier.

If you purchased your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

•	Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

•
Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchased your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

•	Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

•	Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.
The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.
If you elect the Annuity Commencement Date Deferral Option ("Deferral Option"), then on and after the original Annuity Commencement Date, your Death Benefit will equal the Contract Value calculated as of the date of receipt of Due Proof of Death at our Administrative Office. During the time period between our receipt of Due Proof of Death and our receipt of complete settlement instructions from each Beneficiary, the calculated Death Benefit amount will be subject to market fluctuations. No other Death Benefit or optional Death Benefits apply. All optional Death Benefits and Earnings Protection Benefit and their associated charges will terminate. Please see the section titled Annuity Commencement Date Deferral Option for more information.
Optional Death Benefit — This rider/option can no longer be elected or added after you purchase your Contract. The Optional Death Benefit added new features to your Death Benefit calculation.

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If you elected the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

➢	The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

➢	The Contract Value of your Contract;

➢	Your Maximum Anniversary Value; or

➢	Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.
If you elected the Optional Death Benefit, you cannot cancel it.
Earnings Protection Benefit — This rider/option can no longer be elected or added after you purchase your Contract. The Earnings Protection Benefit added new features to your Death Benefit calculation.
You may have elected the Earnings Protection Benefit at an additional charge. If you elected the Earnings Protection Benefit, you cannot cancel it.
If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

•	The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

•	The Maximum Anniversary Value, or

•
Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.
Your Contract gain is limited to or “capped” at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.
What Annuity Payout Options are available?
When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.
You must begin to take payments by the Annuity Commencement Date, which is before the Annuitant’s 90th birthday or the end of the 10th Contract Year, whichever comes later. As of October 4, 2013, we no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.

•
On or about February 1, 2016, we will allow eligible Contract Owners to defer their Annuity Commencement Date pursuant to the provisions outlined in the Annuity Commencement Date Deferral Option section.

•
For Qualified Contracts, if you defer your Annuity Commencement Date, the minimum periods for the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain Annuity Payout Options will be five years. For non-Qualified Contracts, if you defer your Annuity Commencement Date, the minimum periods for the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain Annuity Payout Options will be ten years.

•
For Qualified Contracts, if you defer your Annuity Commencement Date and if, between your original Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with Payments For a Period Certain Payout Option with period certain payments for five years. For non-Qualified Contracts, if you defer your Annuity Commencement Date and if, between your Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with Payments For a Period Certain Payout Option with period certain payments for ten years.

Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

•	fixed dollar amount Automatic Annuity Payouts,

•	variable dollar amount Automatic Annuity Payouts, or

•	a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

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Can I defer my Annuity Commencement Date?
If you are eligible, you may elect a one-time deferral of your Annuity Commencement Date. To elect this option we must receive at our Administrative Office the Annuity Commencement Date Deferral Option Form In Good Order during the Election Period. The Election Period begins when we send you the Deferral Option rider and ends on your Annuity Commencement Date. The Deferral Option rider will become effective on the Annuity Commencement Date. For more information, please see the section titled Annuity Commencement Date Deferral Option.
General Contract Information
The Company
We are a stock life insurance company. Talcott Resolution Life Insurance Company (formerly "Hartford Life Insurance Company") is authorized to do business in all states of the United States and the District of Columbia. Talcott Resolution Life and Annuity Insurance Company ("formerly Hartford Life and Annuity Insurance Company") is authorized to do business in Puerto Rico, the District of Columbia, and all states of the United States except New York. Talcott Resolution Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Talcott Resolution Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Talcott Resolution Life and Annuity Insurance Company is a subsidiary of Talcott Resolution Life Insurance Company. Our corporate offices are located in Windsor, Connecticut. Neither company cross guarantees the obligations of the other. We are ultimately controlled by Henry Cornell, David I. Schamis, and Robert E. Diamond.
All guarantees under the Contract are subject to each issuing company’s financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with the SEC (Talcott Resolution Life Insurance Company only) and/or state insurance departments. For example, Talcott Resolution Life Insurance Company files annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above. You may read or copy these reports at the SEC’s Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.talcottresolution.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
The General Account
The Fixed Accumulation Feature is part of our General Account. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and any other payment obligation we undertake under the Contract are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account.
Effective August 8, 2016, if you purchased your Contract after May 1, 2002, and the Amendatory Rider was approved in your state at the time you purchased your Contract, you cannot allocate amounts to the Fixed Accumulation Feature until further notice.
The Separate Account
We set aside and invest the assets of some of our annuity contracts, including these Contracts, in a Separate Account. These Separate Accounts are registered as unit investment trusts under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of “Separate Account” under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate Accounts:

•	hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract;

•	are not subject to the liabilities arising out of any other business we may conduct;

•	are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts;

•	may be subject to liabilities of other variable annuity contracts offered by this Separate Account which are not described in this prospectus; and

•	are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.
We do not guarantee the investment results of the Separate Account.

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In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.
The Funds
At the time you purchased your Contract, you allocated your Premium Payments to Sub-Accounts. These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution charges and operating expenses. Please contact us to obtain a copy of the prospectuses for each Fund. Read these prospectuses carefully before investing. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all Contract classes. Please see Appendix I for additional information.
Mixed and Shared Funding — Fund shares may be sold to our other Separate Accounts or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as mixed and shared funding. As a result, there is a possibility that a material conflict may arise between the interests of Owners, and other Contract Owners investing in these Funds. If a material conflict arises, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying Fund.
Voting Rights — We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds’ shareholder meetings. To the extent required by federal securities laws or regulations, we will:

•	notify you of any Fund shareholders’ meeting if the shares held for your Contract may be voted;

•	send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract;

•	arrange for the handling and tallying of proxies received from Owners;

•	vote all Fund shares attributable to your Contract according to timely instructions received from you, and

•	vote all Fund shares for which no timely voting instructions are received in the same proportion as shares for which timely voting instructions have been received.
If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which Fund shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. There is no minimum number of shares for which we must receive timely voting instructions before we vote the shares. Therefore, as a result of proportional voting, the instruction of a small number of Owners could determine the outcome of matters subject to shareholder vote.
Substitutions, Additions, or Deletions of Funds — Subject to any applicable law, we may make certain changes to the Funds offered under your Contract. We may, at our discretion, establish new Funds. New Funds may be made available to existing Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.
We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC, and we have notified you of the change.
In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.
Fees and Payments We Receive from Funds and related parties — We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as revenue sharing payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds that are offered through your Contract make payments to us. We receive these payments and fees under agreements between us and a Fund’s principal underwriter, transfer agent, investment adviser and/or other entities related to the Funds in

16

amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under Premium Based Charges and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. We expect to make a profit on the amount of the fees and payments that exceed our own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.
The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other Funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2018, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):
AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Century Investment Services Inc., BlackRock Advisors, LLC, BlackRock Investment, LLC, Columbia Management Distributors, Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, Hartford HLS Funds, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.
Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by us varies by Fund and we may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.40% and 0.35%, respectively, in 2018, and are not expected to exceed 0.40% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $75 from that Fund). For the fiscal year ended December 31, 2018, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $82 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.
Performance Related Information
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account’s inception or the Sub-Account’s inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.
The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.
If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.
A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments,

17

customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.
Fixed Accumulation Feature
If you purchased your Contract after May 1, 2002, and the Amendatory Rider was approved in your state at the time you purchased your Contract, you cannot allocate amounts to the Fixed Accumulation Feature until further notice.
Important Information You Should Know: This portion of the Prospectus relating to the Fixed Accumulation Feature is not registered under the Securities Act of 1933 (“1933 Act”) and the Fixed Accumulation Feature is not registered as an investment company under the 1940 Act. The Fixed Accumulation Feature or any of its interests are not subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosure regarding the Fixed Accumulation Feature. The following disclosure about the Fixed Accumulation Feature may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.
Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.
We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State’s minimum non-forfeiture requirements. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments; regulatory and tax requirements; and competitive factors.
In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.
We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a “first-in first-out” basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.
Important: Any interest credited to amounts you allocate to the Fixed Accumulation Feature in excess of your minimum guaranteed interest rate per year will be determined at our sole discretion. You assume the risk that interest credited to the Fixed Accumulation Feature may not exceed the minimum guaranteed interest rate for any given year. While we do not charge a separate fee for investing in the Fixed Accumulation Feature, our expenses associated with offering this feature are factored into the Fixed Accumulation Feature.
From time to time, we may credit increased interest rates under certain programs established in our sole discretion.
The Contract
Purchases and Contract Value
What types of Contracts are available?
This Contract is no longer available for sale. The Contract is an individual or group tax-deferred variable annuity contract. It was designed for retirement planning purposes and was available for purchase by any individual, group or trust, including:

•	Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

•
Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code. We no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan;

•	Individual Retirement Annuities adopted according to Section 408 of the Code;

•	Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

•	Certain eligible deferred compensation plans as defined in Section 457 of the Code.
The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts were able to purchase Contracts that were not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

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If you purchased the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.
This prospectus describes two versions of the Contract. Series VII of the Contract was sold before May 1, 2002. Series VIIR of the Contract is sold on or after May 1, 2002, or the date your state approved Series VIIR for sale, if later.
How do I purchase a Contract?
The Contract was only available for purchase through a Financial Intermediary.
Premium Payments sent to us must be made payable in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.
Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.
For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant’s 63rd birthday or the third Contract Anniversary, whichever is later.
How are Premium Payments applied to my Contract?
If we receive a subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive a subsequent Premium Payment on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payment.
It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state and may result in you not receiving important notices about your Contract.
Replacement of Annuities
A "replacement" occurs when a new contract is purchased and, in connection with the sale, an existing contract is surrendered, lapsed, forfeited, assigned to the replacing insurer, otherwise terminated, or used in a financed purchase. A "financed purchase" occurs when the purchase of a new annuity contract involves the use of the funds obtained from the values of an existing annuity contract through Withdrawal, Surrender or loan.
There are circumstances in which replacing your existing annuity contract can benefit you. However, a replacement may not be in your best interest. Accordingly, you should make a careful comparison of the cost and benefits of your existing contract and the proposed contract with the assistance of your financial and tax advisers to determine whether replacement is in your best interest. You should be aware that the person selling you the new contract will generally earn a commission if you buy the new contract through a replacement. Remember that if you replace a contract with another contract, you might have to pay a surrender charge on the replaced contract, and there may be a new surrender charge period for the new contract. In addition, other charges may be higher (or lower) and the benefits may be different.
You should also note that once you have replaced your variable annuity contract, you generally cannot reinstate it even if you choose not to accept your new variable annuity contract during your "free look" period. The only exception to this rule would be if your previously issued contract was issued in a state that requires the insurer to reinstate the previously surrendered contract if the owner chooses to reject their new variable annuity contract during their "free look" period.
Description of Right to Cancel provision you had when you Purchased your Contract.
If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.
Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.
How is the value of my Contract calculated before the Annuity Commencement Date?
The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of

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Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.
When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.
To determine the current Accumulation Unit Value, we take the prior Valuation Day’s Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.
The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

•	The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

•	The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

•
Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.
Can I transfer from one Sub-Account to another?
You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time. In addition, there may be investment restrictions applicable to your contract in conjunction with certain riders as described in this prospectus.
What is a Sub-Account Transfer?
A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.
What Happens When I Request a Sub-Account Transfer?
Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners’ “transfer-out” requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners’ “transfer-in” requests.
In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us. Each day, investors and participants in these other products engage in similar transfer transactions.
We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us. We also combine many of the purchases of that particular Fund for many of the products we offer. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.
What Restrictions Are There on My Ability to Make a Sub-Account Transfer?
First, you may make only one Sub-Account transfer request each day. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one “Sub-Account transfer;” however, you cannot transfer the same Contract Value more than once a Valuation Day.

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Examples

Transfer Request Per Valuation Day	Permissible?
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account	Yes
Transfer $10,000 from a money market Sub-Account to any number of other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you chose)	Yes
Transfer $10,000 from any number of different Sub-Accounts to any number of other Sub-Accounts	Yes
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an international Sub-Account
No
Second, you are allowed to submit a total of 20 Sub-Account transfers each Contract Year (the “Transfer Rule”) by U.S. Mail, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.
We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.
The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.
We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.
Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

Abusive Transfer Policy (effective until July 1, 2007):
Regardless of the number of Sub-Account transfers you have done under the Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy.
We rely on the Funds to identify a pattern or frequency of Sub-Account transfers that the Fund wants us to investigate. Most often, the Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once a Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that Fund’s Sub-Account on the day or days identified by the Fund. We may share tax identification numbers and other shareholder identifying information contained in our records with Funds. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of our analysis to help make it more difficult for abusive traders to adjust their behavior to escape detection.

We consider some or all of the following factors:
✓ the dollar amount of the transfer;
✓ the total assets of the Funds involved in the transfer;
✓ the number of transfers completed in the current calendar quarter;
✓ whether the transfer is part of a pattern of transfers designed to take advantage of short-term market fluctuations or market inefficiencies; or
✓ the frequent trading policies and procedures of a potentially affected Fund.
If you violate the Abusive Trading Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary. We do not differentiate between Contract Owners when enforcing this policy.

Fund Trading Policies (effective after July 1, 2007):
You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund’s request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund’s agent to help monitor compliance with that Fund’s trading policy.

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We are obligated to follow each Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund’s trading policy. Please refer to each Fund’s prospectus for more information.

Fund trading policies do not apply or may be limited. For instance:
✓ Certain types of financial intermediaries may not be required to provide us with shareholder information.
✓ “Excepted funds” such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

✓ A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.
✓ Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company-sponsored contractual or systematic program such as transfers of assets as a result of “dollar cost averaging” programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

Possibility of undetected abusive trading or market timing. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

•	Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

•	Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

•
These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

•
In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds (participants) or enforce the Transfer Rule because we do not keep participants' account records for a Contract. In those cases, the participant account records and participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding participant Sub-Account transfers.

How am I affected by frequent Sub-Account Transfers?
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.
In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.
Fixed Accumulation Feature Transfers
During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).

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Fixed Accumulation Feature Transfer Restrictions
Each Contract Year, unless you have elected the Deferral Option, you may transfer the greater of:

•
30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary; or

•	An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.
These transfer restrictions do not include systematic transfers and Dollar Cost Averaging Programs.
If you elect the Deferral Option, there is an imposed limit of 20% of the Contract Value that may be allocated to the Fixed Accumulation Feature on the original Annuity Commencement Date. Any amount over 20% of Contract Value allocated to the Fixed Accumulation Feature on the original Annuity Commencement Date will be moved out of the Fixed Accumulation Feature via a Dollar Cost Averaging program with a duration of six months or less according to the instructions that you provide to us on the Annuity Commencement Date Deferral Option Form. Any existing restriction on the maximum amount transferable from the Fixed Accumulation Feature during any Contract Year will be waived on and after the original Annuity Commencement Date. On or after the original Annuity Commencement Date, if at the time of the transfer you are not subject to restrictions on your ability to transfer funds into the Fixed Accumulation Feature described in the definition of Fixed Accumulation Feature above, then you may transfer amounts from existing funds to the Fixed Accumulation Feature until the total amount in the Fixed Accumulation Feature reaches a maximum of 20% of the Contract Value. The Contract Value is calculated on the Valuation Day immediately before the transfer.
Similarly, on or after the original Annuity Commencement Date, if at the time of the transfer you are not subject to restrictions on your ability to transfer funds into the Fixed Accumulation Feature described in the definition of Fixed Accumulation Feature above, then a maximum of 20% of any additional Premium Payments may be allocated to the Fixed Accumulation Feature.
Whether or not you elect the Deferral Option, if any interest rate applicable to your Fixed Accumulation Feature renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount that would receive the reduced rate. You must make this transfer request within 60 days of being notified of the renewal rate.
We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to six months from the date of your request.
You must wait six months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program, you must wait six months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.
Mail, Telephone and Internet Transfers
You may make transfers through the mail or your Financial Intermediary. You may also make transfers by calling us or through our website. Transfer instructions received by telephone before the end of any Valuation Day will be carried our at the end of that date. Otherwise, the instructions will be carried out at the end of the next Valuation Day.
Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgment we return to you. If the time and date indicated on the acknowledgment is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgment, you should telephone us as soon as possible.
We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your investment professional. Any verbal communication should be re-confirmed in writing.
Telephone or Internet transfer requests may currently only be canceled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.
We and our agents are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.
Power of Attorney
You may authorize another person to conduct financial and other transactions on your behalf by submitting a copy of a power of attorney (POA) executed by you that meets the requirements of your resident state law. Once we have the POA on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated agent (attorney-in-fact). We reserve the right to request an affidavit or certification from the agent that the POA is in effect when the agent makes such transactions. You may instruct us to discontinue honoring the POA at any time.

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Charges and Fees
The following charges and fees are associated with the Contract:
The Contingent Deferred Sales Charge
The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to Investment Professionals and the cost of preparing sales literature and other promotional activities.
We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

Number of years from Premium Payment	Contingent Deferred Sales Charge
1	7%
2	6%
3	6%
4	5%
5	4%
6	3%
7	2%
8 or more	0%

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:
•
We will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.
• We will then Surrender the Premium Payments that have been in the Contract the longest.
• That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.
• The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.
• Your Contingent Deferred Sales Charge is $435.
If you have any questions about these charges, please contact us or your Investment Professional.

The following Surrenders are NOT subject to a Contingent Deferred Sales Charge:

•
Annual Withdraw Amount — Each Premium Payment has its own schedule of Contingent Deferred Sales charges; however, in any contract year you may able to take Partial Surrenders up to a certain percentage of your total Premium Payments without being subject to a Contingent Deferred Sales Charge. Please refer to your Contract for your specific Annual Withdrawal Percentage amounts and your Contingent Deferred Sales Charge schedule.

Under the following situations, the Contingent Deferred Sales Charge is WAIVED:

•
Upon eligible confinement as described in the Waiver of Sales Charge Rider — We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint Contract Owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified by Medicare as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint Contract Owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Investment Professional or us to determine if it is available for you.

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•
For Required Minimum Distributions — This allows Annuitants who are age 70½ or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge for one year’s required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

The following situations are NOT subject to a Contingent Deferred Sales Charge:

•	Upon death of the Annuitant, Contract Owner or joint Contract Owner — No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

•
Upon Annuitization — The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

•
For Principal First Benefit Payments — If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

•
For substantially equal periodic payments — We will waive the Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59½.

•	Upon cancellation during the Right to Cancel period.
Surrender Order — During the Contract Years when a Contingent Deferred Sales Charge applies to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount (which is equal to 10% of total Premium Payments) will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.
Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a Contingent Deferred Sales Charge, then from 10% of Premium Payments still subject to a Contingent Deferred Sales Charge and then from Premium Payments subject to a Contingent Deferred Sales Charge on a first-in-first-out basis.
Mortality and Expense Risk Charge
For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

•	Mortality Risk — There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.
During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.
Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

•
Expense Risk — We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.
If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.
Annual Maintenance Fee
The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

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When is the Annual Maintenance Fee Waived?
We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.
Premium Taxes
The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, we may deduct the tax on a pro-rata basis from the Sub-Accounts at the time we pay the tax to the applicable taxing authorities, at the time the Contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.
Charges Against the Funds
Annual Fund Operating Expenses — The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds’ prospectuses.
Principal First Charge
This rider/option can no longer be elected or added after you purchase your Contract. If you elected Principal First, we will deduct an additional charge on a daily basis based on your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.
Optional Death Benefit Charge
This rider/option can no longer be elected or added after you purchase your Contract. The Optional Death Benefit adds new features to your Death Benefit calculation.
If you elected the Optional Death Benefit, we subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.
Earnings Protection Benefit Charge
This rider/option can no longer be elected or added after you purchase your Contract. The Earnings Protection Benefit adds new features to your Death Benefit calculation.
If you elected the Earnings Protection Benefit, we subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.
If you elect the Deferral Option, then upon the original Annuity Commencement Date, Principal First, the Optional Death Benefit and the Earnings Protection Benefit riders are terminated and the associated rider charges will no longer be assessed.
Other disclosure specific to Invesco V.I. Government Money Market Fund
The Invesco V.I. Government Money Market Fund will continue to use the amortized cost method of valuation to seek to maintain a stable $1.00 net asset value and does not intend to impose liquidity fees or redemption gates on Fund redemptions. The Fund's board reserves the right to impose a liquidity fee or redemption gate in the future upon prior notice to shareholders and in conformance to Rule 2a-7 of the Investment Company Act of 1940. Further detail regarding these changes is set forth in the fund's prospectus.
Reduced Fees and Charges
We may offer, in our discretion, reduced fees and charges including, but not limited to Contingent Deferred Sales Charges, the mortality and expense risk charge, and the Annual Maintenance Fee, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.
Principal First
This rider/option can no longer be elected or added after you purchase your Contract. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. We reserve the right to treat all Contracts issued to you by us within a calendar year as one Contract for purposes of Principal First . This means that if you purchase two Contracts from us in any twelve month period and elect Principal First on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract. If you elect Principal First , a company-sponsored exchange will not be considered to be a revocation or termination of the benefit.

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If you elected Principal First when you purchased your Contract, your initial Premium Payment is equal to the maximum payouts (the “Benefit Amount”). If you elected this option at a later date, your Contract Value on the date we added the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under Principal First are treated as partial Surrenders and are deducted from your Contract Value.
Once the initial Benefit Amount has been determined, we calculate the maximum guaranteed payment that may be made each year (“Benefit Payment”). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.
If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.
If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will recalculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value (“New Contract Value”) and then we deduct the amount of the last Surrender from the Benefit Amount (“New Benefit Amount”). Then we compare those results:

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If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

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If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

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If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the “old” Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.
Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 7% of the additional Premium Payment for Principal First.
If you change the ownership or assign this Contract to someone other than your spouse anytime after one year of electing Principal First, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.
The Benefit Amount will be recalculated to equal the lesser of:

•	The Benefit Amount immediately prior to the ownership change or assignment, or

•	The Contract Value at the time of the ownership change or assignment.
Principal First Step-Up
Any time after the 5th year Principal First has been in effect, you may elect to “step-up” the benefit. If you choose to “step-up” the benefit, your Benefit Amount is recalculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to “step-up” if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the “step-up” benefit has been in place, you may choose to “step-up” the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can “step up” without waiting for the 5th year their Contract has been in force.
We currently allow you to “step-up” on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a “step-up” to occur on your Contract Anniversary. At the time you elect to “step up, we may be charging more for Principal First, but in no event will this charge exceed 0.75% annually. Regardless of when you bought your Contract, upon “step up” we will charge you the current charge. Before you decide to “step up, you should request a current prospectus which will describe the current charge for this Benefit. This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect “step-ups” that reset your Benefit Amount to the then prevailing Contract Value.
You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier). These dates are called “election dates” in this section. Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be

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reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

•	We will accept requests for a step-up in writing, verbally or electronically, if available.

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Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.

•	We will not accept any written election request received more than 30 days prior to an election date.

•	We will not accept any Internet (if available) or telephone election requests received prior to the election date. You may not post-date your election.

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If an election form is received in good order within the 30 days prior to an election date, the “step-up” will automatically occur on the rider anniversary (or if the rider anniversary in a Non-Valuation Day then the next following Valuation Day). If an election form is received in good order on or after an election date, the “step-up” will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

•	We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

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Your election is irrevocable. This means that if your Contract Value increases after your step-up, you cannot ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.
You can Surrender your Contract any time, even if you have Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.
If you elected Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called Principal First Payout Option, we will pay a fixed dollar amount for a specific number of years (“Payout Period”). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.
If you, the joint Contract Owner or Annuitant die before you receive all the Benefit Payments guaranteed by us, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.
Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70½. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For qualified Contracts, Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.
For examples on how Principal First is calculated, please see Appendix III.
Other information

•	The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used to set Benefit Payments is based on the investment performance of your Sub-Accounts.

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Benefit Payments cannot be carried forward from one year to the next. You will not be warned if you take less than the maximum withdrawals available without triggering recalculation of your Benefit Payments.

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Annual Surrenders exceeding 7% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet RMD requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.

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Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.

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•	Voluntary or involuntary annuitization will terminate Benefit Payments. Annuity Payout options available subsequent to the Annuity Commencement Date may be less than Benefit Payments.

•	There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.

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The fee for this rider may increase if and when a step-up is elected. There are no assurances as to the fee we will be charging at the time of each step-up. This is subject to the maximum fee disclosed in the Synopsis and this section.

•	When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.

•	Withdrawals can deplete and even eliminate death benefits.

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We do not automatically increase payments under the Automatic Income Program if your Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Benefit Payments and your eligible Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

Death Benefit
What is the Death Benefit and how is it calculated?
The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.
Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner’s last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary’s portion of the proceeds.
If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

•	The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

•	The Contract Value of your Contract; or

•	The Maximum Anniversary Value, which is described below.
The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased’s 81st birthday or date of death, whichever is earlier.
If you purchased your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

•	Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

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Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchased your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

•	Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

•	Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.
The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.
If you elect the Deferral Option, then on and after the original Annuity Commencement Date, your Death Benefit will equal the Contract Value calculated as of the date of receipt of Due Proof of Death at our Administrative Office. During the time period between our receipt of Due Proof of Death and our receipt of complete settlement instructions from each Beneficiary, the calculated Death Benefit amount will be subject to market fluctuations. No other Death Benefit or optional Death Benefits apply. All optional Death Benefits and Earnings Protection Benefit and their associated charges will terminate. Please see the section titled Annuity Commencement Date Deferral Option for more information.
Optional Death Benefit — This rider/option can no longer be elected or added after you purchase your Contract.
You may have elected the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.
The Interest Accumulation Value will be:

•	Your Contract Value on the date we add the Optional Death Benefit to your Contract;

•	Plus any Premium Payments made after the Optional Death Benefit is added;

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•	Minus any partial Surrenders after the Optional Death Benefit is added;

•	Compounded daily at an annual interest rate of 5%.
If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.
On or after the deceased’s 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.
The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see “Appendix II.”
If you elected the Optional Death Benefit, you cannot cancel it.
Earnings Protection Benefit — This rider/option can no longer be elected or added after you purchase your Contract. The Earnings Protection Benefit adds new features to your Death Benefit calculation.
You may have elected the Earnings Protection Benefit at an additional charge. If you elected the Earnings Protection Benefit, you cannot cancel it.
If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

•	The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

•	The Maximum Anniversary Value; or

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Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.
We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.
Your Contract gain is limited to or “capped” at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.
We take 40% of either the Contract gain or the capped amount and add it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

For example: Assuming that:
• The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,
• You elected the Earnings Protection Benefit when you purchased your Contract,
• You made a single Premium Payment of $100,000,
• You took no partial Surrenders,
• The Contract Value on the date we receive proof of death was $400,000.
We would calculate the Contract gain as follows:
• Contract Value on the date we receive proof of death equals $400,000,
• minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.
To determine if the cap applies:
• We calculate the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),
• plus Premium Payments made since that date ($0),
• minus Premium Payments made in the 12 months prior to death ($0),
Which equals $100,000. The cap is 200% of $100,000, which is $200,000.
In this situation the cap applies, so we take 40% of $200,000 or $80,000 and add that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

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Before you purchase the Earnings Protection Benefit, you should also consider the following:

•	If your Contract has no gain when we calculate the Death Benefit, we will not pay an Earnings Protection Benefit.

•	Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

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If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

If you elect the Deferral Option, then upon the original Annuity Commencement Date, Principal First, the Optional Death Benefit and the Earnings Protection Benefit riders are terminated and the associated rider charges will no longer be assessed.
Additional Information about the Death Benefits
For more information on how these optional benefits may affect your taxes, please see Appendix Tax the section entitled, “Federal Tax Considerations,” under sub-section entitled “Taxation of Annuities — General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans.”
The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by us after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

•	The aggregate Premium Payments minus any Surrenders;

•	The aggregate Contract Value plus $1 million.
However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

•	The aggregate Contract Value; plus

•	The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.
Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.
How is the Death Benefit paid?
The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. When payment is taken in one lump sum, payment will be made within seven days of our receipt of complete instructions, except when we are permitted to defer such payment under the Investment Company Act of 1940. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable to us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary’s portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary’s instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.
If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our “Talcott Resolution Pathways Program” (formerly "Safe Haven"). Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. The interest rate is based upon the analysis of interest rates credited to funds left on deposit with other insurance companies under programs similar to the Talcott Resolution Pathways Program. In determining the interest rate, we also factor in the impact of our profitability, general economic trends, competitive factors and administrative expenses. The interest rate credit is not the same rate earned on assets in the Fixed Accumulation Feature and is not subject to minimum interest rates prescribed by state non-forfeiture laws . For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Talcott Resolution Pathways Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.
The Beneficiary may elect under the Annuity Proceeds Settlement Option “Death Benefit Remaining with the Company” to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the

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Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.
The Beneficiary of a non-qualified Contract or IRA may also elect the “Single Life Expectancy Only” option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary’s remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.
Required Distributions — If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.
If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner’s death.
If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.
What should the Beneficiary consider?
Alternatives to the Required Distributions — The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary’s life or life expectancy, and (b) must begin within one year of the date of death.
If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.
Spousal Contract Continuation — If the Contract Owner dies and a Beneficiary is the Contract Owner’s spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.
If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, we will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.
If you elect the Deferral Option and if your Spouse continues the Contract after the original Annuity Commencement Date, the terms of the Deferral Option will remain in force and will supersede any conflicting terms set forth above and the Deferred Annuity Commencement Date will be adjusted to the new Annuitant’s, if any, 100th birthday.
Who will receive the Death Benefit?
The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.
If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.
If death occurs before the Annuity Commencement Date:

If the deceased is the . . .	and . . .	and . . .	then the . . .
Contract Owner	There is a surviving joint Contract Owner	The Annuitant is living or deceased	Joint Contract Owner receives the Death Benefit.
Contract Owner	There is no surviving joint Contract Owner	The Annuitant is living or deceased	Designated Beneficiary receives the Death Benefit.
Contract Owner	There is no surviving joint Contract Owner and the Beneficiary predeceases the Contract Owner	The Annuitant is living or deceased	Contract Owner’s estate receives the Death Benefit.
Annuitant	The Contract Owner is living	There is no named Contingent Annuitant	The Contract Owner becomes the Contingent Annuitant and the Contract continues. The Contract Owner may waive this presumption and receive the Death Benefit.
Annuitant	The Contract Owner is living	The Contingent Annuitant is living	Contingent Annuitant becomes the Annuitant, and the Contract continues.

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If you elect the Deferral Option and if the Contingent Annuitant continues the Contract after the original Annuity Commencement Date, the terms of the Deferral Option will remain in force and will supersede any conflicting terms set forth above and the Deferred Annuity Commencement Date will be adjusted to the new Annuitant’s 100th birthday.
If death occurs on or after the Annuity Commencement Date:

If the deceased is the . . .	and . . .	then the . . .
Contract Owner	The Annuitant is living	Designated Beneficiary becomes the Contract Owner.
Annuitant	The Contract Owner is living	Contract Owner receives a payout at death, if any.
Annuitant	The Annuitant is also the Contract Owner	Designated Beneficiary receives a payout at death, if any.
These are the most common Death Benefit scenarios, however, there are others. Some of the Annuity Payout Options may not result in a payout at death. For more information on Annuity Payout Options, including those that may not result in a payout at death, please see the section entitled “Annuity Payouts” and the “Death Benefit” section of your Contract. If you have questions about these and any other scenarios, please contact your Investment Professional or us.
Surrenders
What kinds of Surrenders are available?
Full Surrenders before the Annuity Commencement Date — When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.
Partial Surrenders before the Annuity Commencement Date — You may request a partial Surrender of Contract Value at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. However, on a noncumulative basis, you may make partial Surrenders during any Contract Year, up to the Annual Withdrawal Amount allowed and the Contingent Deferred Sales Charge will not be assessed against such amounts. Surrender of Contract Values in excess of the Annual Withdrawal Amount and additional surrenders made in any Contract Year will be subject to the Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge. This is our default option.
Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. There are two restrictions on partial Surrenders before the Annuity Commencement Date:

•	The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

•
The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1,000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

Under certain circumstances we had permitted certain Contract Owners to reinstate their Contracts (and certain riders) when a Contract Owner had requested a Surrender (either full or Partial) and returned the forms to us in good order. As of October 4, 2013, we no longer allow Contract Owners to reinstate their Contracts when a Contract Owner requests a Surrender (either full or Partial).
Full Surrenders after the Annuity Commencement Date — You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments For a Period Certain variable dollar amount Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.
Partial Surrenders after the Annuity Commencement Date — Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the “Period Certain” for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.
To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.
Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature.
We will deduct any applicable Contingent Deferred Sales Charges.

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If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.
Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.
Does the Invesco V.I. Government Money Market Fund impose a fee or gate for redemption?
The Invesco V.I. Government Money Market Fund will continue to use the amortized cost method of valuation to seek to maintain a stable $1.00 net asset value and does not intend to impose liquidity fees or redemption gates on Fund redemptions.  The Fund’s board reserves the right to impose a liquidity fee or redemption gate in the future upon prior notice to shareholders and in conformance to Rule 2a-7 of the Investment Company Act of 1940.  Further detail is set forth in the Fund’s prospectus.
How do I request a Surrender?
Requests for full Surrenders terminating your Contract must be in writing. Requests for partial Surrenders can be made in writing, by telephone or via the internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.
We may also postpone payment of Surrenders with respect to a money market Fund if the board of directors of the underlying money market Fund suspends redemptions from the Fund in connection with the Fund’s plan of liquidation, in compliance with rules of the SEC or an order of the SEC.
We may defer payment of any amounts from the Fixed Accumulation for up to six months from the date of the request to Surrender. If we defer payment for more than thirty days, we will pay interest of at least 3% per annum on the amount deferred.
Written Requests — Complete a Surrender form or send us a letter, signed by you, stating:

•	the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

•	your tax withholding amount or percentage, if any, and

•	your disbursement instructions, including your mailing address.
You may submit this form via mail or fax.
Unless you specify otherwise, we will provide the dollar amount you want to receive after applicable taxes and charges as the default option.
If there are joint Owners, both must authorize these transactions. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from (this may be limited to pro-rata Surrenders if optional benefits are elected); otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.
Telephone or Internet Requests — To request a partial Surrender by telephone or internet, we must have received your completed Internet Partial Withdrawal/Telephone Redemption Authorization Form. If there are joint Owners, both must sign the form. By signing the form, you authorize us to accept telephone or internet instructions for partial Surrenders from either Owner. Telephone or Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on telephone or internet Surrenders.
We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine.
We may modify the requirements for telephone and/or internet redemptions at any time.
Telephone and internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.
Completing a Power of Attorney for another person to act on your behalf may prevent you from making Surrenders via telephone and internet.
What should be considered about taxes?
There are certain tax consequences associated with Surrenders:
Prior to age 59½ — If you make a Surrender prior to age 59½, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59½ may also affect the continuing tax-qualified status of some Contracts.
We do not monitor Surrender requests. To determine whether a Surrender is permissible, with or without federal income tax penalty, please consult your personal tax adviser.

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More than one Contract issued in the same calendar year — If you own more than one contract issued by us in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.
Internal Revenue Code section 403(b) annuities — As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59½, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59½). Distributions prior to age 59½ due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.
We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.
We encourage you to consult with your qualified tax adviser before making any Surrenders. Please see Appendix Tax “Federal Tax Considerations” section for more information.
Annuity Commencement Date Deferral Option
Who is eligible to participate in the Deferral Option?
We will notify you prior to your Annuity Commencement Date of the options available to you at your Annuity Commencement Date. During the Election Period, which begins when we send you the Deferral Option rider and ends on your Annuity Commencement Date (“Election Period”), you may choose any of the available options. If one of the options available at that time is the Deferral Option and the following conditions are met during the entirety of the Election Period, you may elect the Deferral Option:

•	You have not elected the Deferral Option previously;

•	The Deferral Option has not been withdrawn by us;

•
We have not received a death notification on the Contract. (In addition, if a death that triggers a Death Benefit under the Contract occurs before we process your request for the Deferral Option, you and your Beneficiary(ies) will not be eligible for the Deferral Option);

•	No death that triggers a Death Benefit under the Contract occurs before your Annuity Commencement Date;

•	Your beneficiaries have not elected a death benefit settlement option;

•	You are within 90 days of your Annuity Commencement Date and you are at least 90 years old on your Annuity Commencement Date;

•	We have not previously received a separate full Surrender request from you;

•	The state in which your Contract was issued has approved the Deferral Option rider;

•
We must receive your signed Annuity Commencement Date Deferral Option Form in Good Order at our Administrative Office to elect the Deferral Option. We must receive the Annuity Commencement Date Deferral Option Form on any Valuation Day up to and including the Annuity Commencement Date, provided we receive it no later than 4:00 p.m. Eastern Time or, if earlier, the close of the New York Stock Exchange on the Annuity Commencement Date. If the Annuity Commencement Date falls on a non-Valuation Day we must receive it by the prior Valuation Day;

•	You must not be beyond your Annuity Commencement Date or have annuitized your Contract;

•	You must be a customer of a Financial Intermediary in accordance with our records;

•
The Contract is not owned by a Charitable Remainder Trust (The Annuity Commencement Date of these contracts is the Annuitant's 100th birthday except in New York and Pennsylvania, where the Annuity Commencement Date is the Annuitant's 90th birthday); and

•	During the Election Period, we have not received a request to process additional Premium Payments through a 1035 exchange, direct transfer or direct rollover.
If, on the Annuity Commencement Date, you are not eligible to defer your Annuity Commencement Date to the Annuitant’s 100th birthday, your Contract will annuitize using the default annuitization option outlined in your Contract unless you have provided us with In Good Order instructions to the contrary.
While we have described the Deferral Option, this does not signify that your state has approved the Deferral Option rider and does not mean that the Deferral Option will be available in the future even if the rider has been approved by your state. Approval by your state is not an endorsement by that state of the Deferral Option.
If you are eligible for the Deferral Option and if you properly elect the Deferral Option, no changes will be made to your contract until the Annuity Commencement Date. On that date, the following changes will occur:

•	Your Annuity Commencement Date will be deferred to the Annuitant’s 100th birthday ("the Deferred Annuity Commencement Date");

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•
The Death Benefit described in your Contract and any optional Death Benefits will be terminated and the new Death Benefit will be the Contract Value on the date of receipt of Due Proof of Death at our Administrative Office. During the time period between our receipt of Due Proof of Death and our receipt of complete settlement instructions from each Beneficiary, the Death Benefit amount will be subject to market fluctuations;

•	All optional Death Benefit rider charges will no longer be assessed;

•	The Earnings Protection Benefit (i) will be terminated in its entirety, and (ii) the charge for that benefit will no longer be assessed;

•	Principal First rider including any guaranteed income benefit, death benefit settlement option and any annuitization option under that rider (i) will be terminated in its entirety;

•
(ii) the charge for that rider will no longer be assessed; and (iii) your contract will then be subject to the contract minimum rules. If however you are receiving Automatic Income Payments under Principal First rider, you may continue to do so once the Deferral Option is effective. However, you will then be subject to the contract minimum rules. That is, if after any withdrawal, whether it be a systematic withdrawal or a one-time partial Surrender, your Contract Value falls below the contract minimum, we will close your contract and pay the full Surrender Value;

•	You may not transfer money into your Contract through a 1035 exchange, direct transfer or direct rollover unless the request to transfer money was received prior to the Election Period;

•
There is an imposed limit of 20% of the Contract Value that may be allocated to the Fixed Accumulation Feature. Any amount over 20% of Contract Value allocated to the Fixed Accumulation Feature on the original Annuity Commencement Date will be moved out of the Fixed Accumulation Feature via a Dollar Cost Averaging program with a duration of six months or less according to the instructions that you provide to us on the Annuity Commencement Date Deferral Option Form. Any existing restriction on the maximum amount transferable from the Fixed Accumulation Feature during any Contract Year will be waived on and after the original Annuity Commencement Date;

•
On or after the original Annuity Commencement Date, if at the time of the transfer you are not subject to restrictions on your ability to transfer funds into the Fixed Accumulation Feature described in the definition of Fixed Accumulation Feature below, then you may transfer amounts from existing funds to the Fixed Accumulation Feature until the total amount in the Fixed Accumulation Feature reaches a maximum of 20% of the Contract Value. The Contract Value is calculated on the Valuation Day immediately before the transfer;

•
Similarly, on or after the original Annuity Commencement Date, if at the time of the transfer you are not subject to restrictions on your ability to transfer funds into the Fixed Accumulation Feature described in the definition of Fixed Accumulation Feature below, then a maximum of 20% of any additional Premium Payments may be allocated to the Fixed Accumulation Feature. If there is a Dollar Cost Averaging Program already established from the Fixed Accumulation Feature it will be terminated. You may begin a new Dollar Cost Averaging Program by contacting us after the original Annuity Commencement Date; and

•
The default annuitization option for Qualified Contracts is the Life Annuity with Payments for a Period Certain Annuity Payout Option with a five year period certain. The default annuitization option for non-Qualified Contracts is the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten year period certain. In general, we use Contract Value to calculate fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Contract in effect on the Deferred Annuity Commencement Date.

The ability to elect the Deferral Option may not be available in every State. The Deferral Option may be cancelled or withdrawn at any time by us without prior notification from us, except that we will not withdraw the option for any Contract Owner who has been offered the option at the beginning of the Election Period preceding the Annuity Commencement Date.
You are not required to elect the Deferral Option and you do not need to take any action if you do not want to elect the Deferral Option.
We encourage you to review the Deferral Option with your tax adviser regarding the tax consequences of electing the Deferral Option.
Please carefully review the Tax Considerations section of the prospectus for additional information.
This Deferral Option will not be appropriate for all Contract Owners, and it may not be in your best interest to elect the Deferral Option.
Other Considerations

•
We cannot recommend whether or not the Deferral Option is the right choice for you. Please discuss the merits of the Deferral Option with your Financial Intermediary and tax adviser to be sure that the Deferral Option is suitable for you based on your particular circumstances;

•
It is possible that the IRS could characterize the deferral of your annuity commencement date as a deemed exchange of your contract. Therefore, if your contract was issued prior to 1989, you should discuss the possible

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loss of any grandfathered rights related to your current contract with your tax adviser. In addition, if you elect the Deferral Option for more than one contract in the same year and the IRS were to characterize the deferral of your annuity commencement dates as a deemed exchange of your contracts, your contracts may be aggregated for the purposes of determining the taxability of any future distributions;

•
It is possible that the selection of an Annuity Commencement Date at certain advanced ages could result in the Contract not being treated as an annuity for tax purposes; therefore, you should consult with your tax adviser;

•	Whether the advantages of deferring the Annuity Commencement Date outweigh any other option available to you at that time including liquidation or choosing an Annuity Payout Option;

•
Whether the advantages of deferring the Annuity Commencement Date outweigh the disadvantages, including the loss of all Death Benefits in excess of Contract Value and the constraints on investments into the Fixed Accumulation Feature;

•	Whether you have other assets to meet your future income needs;

•
Whether you will change your mind. Once you have elected the Deferral Option, you will not have the ability to reinstate the annuitization option in Principal First rider or reverse any other changes made to your Contract on the original Annuity Commencement Date;

•	In your evaluation of the Deferral Option, you should consult with your Financial Intermediary and tax adviser and potentially any Beneficiaries named in the Contract;

•	The Deferral Option may not be available in all states, through all Financial Intermediaries or for all contracts;

•	Financial Intermediaries do not receive additional compensation if you choose the Deferral Option, but continue to receive existing compensation throughout the deferral period;

•	If you choose an Annuity Payout Option, you cannot later elect the Deferral Option; and

•
If you elect the Deferral Option, you may choose any then available Annuity Payout Options at or before the Deferred Annuity Commencement Date; however, you cannot elect to defer your Deferred Annuity Commencement Date further. On your Deferred Annuity Commencement Date if you have a Qualified Contract, the default Annuity Payout Option is a Life Annuity with Payments for a Period Certain Payout Option with period certain of five years. If you have a non-Qualified Contract, the default Annuity Payout Option is the Life Annuity with Payments for a Period Certain Payout Option with period certain of ten years. In general, we use Contract Value to calculate fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Contract in effect on the Deferred Annuity Commencement Date.

Annuity Payouts
This section describes what happens when we begin to make regular Annuity Payouts from your Contract. You, as the Contract Owner, should answer five questions:

•	When do you want Annuity Payouts to begin?

•	Which Annuity Payout Option do you want to use?

•	How often do you want the Payee to receive Annuity Payouts?

•	What is the Assumed Investment Return?

•	Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?
Please check with your Investment Professional to select the Annuity Payout Option that best meets your income needs.
As of October 4, 2013 we no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors.
On February 13, 2016, we began allowing eligible Contract Owners to defer their Annuity Commencement Date pursuant to the provisions outlined in the Annuity Commencement Date Deferral Option section.
For Qualified Contracts, if you defer your Annuity Commencement Date, the minimum periods for the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain Annuity Payout Options will be five years. For non-Qualified Contracts, if you defer your Annuity Commencement Date, the minimum periods for the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain Annuity Payout Options will be ten years.
For Qualified Contracts, if you defer your Annuity Commencement Date and if, between your original Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with Payments For a Period Certain Payout Option with period certain payments for five years. For non-Qualified Contracts, if you defer your Annuity Commencement Date and if, between your Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with Payments For a Period Certain Payout Option with period certain payments for ten years.

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Proof of Survival
The payment of any annuity benefit will be subject to evidence that the Annuitant is alive on the date such payment is otherwise due.
1. When do you want Annuity Payouts to begin?
You selected an Annuity Commencement Date when you purchased your Contract or it can be selected at any time before you begin receiving Annuity Payouts. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90, (unless you choose the Deferral Option, described above) the Contract will automatically be annuitized. If you purchased your Contract in New York, you must begin Annuity Payouts before your Annuitant’s 91st birthday (unless you choose the Deferral Option, described above). If this Contract was issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date is the Annuitant’s 100th birthday except in New York and Pennsylvania, where the Annuity Commencement Date is the Annuitant's 90th birthday.
If you elect the Deferral Option, you may defer your Annuity Commencement Date to the fifteenth day of any month before or including the month of the Annuitant’s 100th birthday. Once elected, in the event the Contingent Annuitant becomes the Annuitant and in the absence of a written election to the contrary, the Deferred Annuity Commencement Date will be the fifteenth day of the month coincident with or next following the Contingent Annuitant’s 100th birthday.
The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.
All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.
2. Which Annuity Payout Option do you want to use?
Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the “Death Benefit” section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.
Life Annuity
We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.
Life Annuity with a Cash Refund
We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts. In Texas, this option is only available for Annuity Payouts using the 5% Assumed Investment Return.
Life Annuity with Payments for a Period Certain
We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant’s age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.
Joint and Last Survivor Life Annuity
We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

•	Remain the same at 100%, or

•	Decrease to 66.67%, or

•	Decrease to 50%.
For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.
Joint and Last Survivor Life Annuity with Payments for a Period Certain
We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant’s age. If the

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Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.
When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

•	Remain the same at 100%, or

•	Decrease to 66.67%, or

•	Decrease to 50%.
For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.
Payments for a Period Certain
We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant’s age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.
For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.
Principal First Payout Option
If you elected Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called Principal First Payout Option, we will pay a fixed dollar amount for a specific number of years (“Payout Period”). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.
If you elect the Deferral Option, Principal First Payout Option is not available.
Important Information:

•
You cannot Surrender your Contract once Annuity Payouts begin, unless you have selected Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments For a Period Certain, or Payments For a Period Certain variable dollar amount Annuity Payout Option. A Contingent Deferred Sales Charge may be deducted.

•
For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

•
Automatic Annuity Payouts — If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%. For Qualified Contracts, if you defer your Annuity Commencement Date and if, between your Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us what Annuity Payout Option you want, we will pay you under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a five year period certain.

3. How often do you want the Payee to receive Annuity Payouts?
In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

•	monthly,

•	quarterly,

•	semi-annually, or

•	annually.
Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have

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the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.
4. What is the Assumed Investment Return?
The Assumed Investment Return (“AIR”) is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.
Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.
For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.
Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.
5. Do you want Annuity Payouts to be Fixed Dollar Amount or Variable Dollar Amount?
You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.
Fixed Dollar Amount Annuity Payouts — Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.
Variable Dollar Amount Annuity Payouts — Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.
The dollar amount of the first variable Annuity Payout depends on:

•	the Annuity Payout Option chosen,

•	the Annuitant’s attained age and gender (if applicable),

•	the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

•	the Assumed Investment Return.
The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.
The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.
The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919. The Annuity Unit Factor for a 5% AIR is 0.999866. The Annuity Unit Factor for a 6% AIR is 0.999840.
Combination Annuity Payout — You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination annuity payouts are not available during the first two Contract Years.
Transfer of Annuity Units — After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account

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transfer restrictions please see the sub-section entitled “Can I transfer from one Sub-Account to another?” under the section entitled “The Contract.”
Other Programs Available
We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.
InvestEase Program — InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.
Automatic Income Program — The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. The Automatic Income Program may change based on your instructions after your seventh Contract Year. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59½, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Please see Appendix Tax for more information regarding the tax consequences associated with your Contract.
Static Asset Allocation Models
This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories. Please see Appendix VI for models that are available to you.
If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.
You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.
You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.
Your investments in an asset allocation model will be rebalanced quarterly to reflect the model’s original percentages and you may cancel your model at any time subject to investment restrictions for maintaining certain guaranteed minimum withdrawal benefits.
We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.
While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to What Restrictions Are There on your Ability to Make a Sub-Account Transfer? for more information.
You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Investment Professional. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return

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characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

•	Asset Rebalancing
In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

•	Dollar Cost Averaging
We offer two dollar cost averaging programs:

•	Fixed Amount DCA

•	Earnings/Interest DCA
These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased and the date business is received. Please consult your Investment Professional to determine the interest rate for your Program.
Fixed Amount DCA — This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.
Earnings/Interest DCA — This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.
On June 29, 2001, Hartford MidCap HLS Fund Sub-Account closed to new and subsequent Premium Payments and transfers of Contract Value. However, you are allowed to continue any Dollar Cost Averaging Program, InvestEase Program, Asset Rebalancing Program, or Automatic Income Program into the Hartford MidCap HLS Fund Sub-Account if you enrolled on or before June 29, 2001.
Other Program Considerations

•	You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

•	We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

•	any Fund is merged or substituted into another Fund — then your allocations will be directed to the surviving Fund;

•	any Fund is liquidated — then your allocations will be directed to any available money market Fund.
You may always provide us with updated instructions following any of these events.

•
Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

•
If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

•
We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

•
Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect

42

the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund’s investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund’s prospectus.

•
Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

•	These Programs may be adversely affected by Fund trading policies.
Other Information
Assignment — A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.
A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.
Speculative Investing — Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatification or any other type of collective investment scheme. When you purchased this contract you represented and warranted that you would not use this Contract, or any of its riders, for speculation, arbitrage, viatification or any other type of collective investment scheme.
Contract Modification — The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.
We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.
How Contracts Are Sold — We have entered into a distribution agreement with our affiliate Talcott Resolution Distribution Company, Inc. (“TDC”) under which TDC serves as the principal underwriter for the Contracts. TDC is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of TDC is the same as ours.
TDC has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions (“Financial Intermediaries”) for the sale of the Contracts. We pay compensation to TDC for sales of the Contracts by Financial Intermediaries. TDC, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2018. Contracts were sold by individuals who were appointed by us as insurance agents and who were investment professionals of Financial Intermediaries.
We list below types of arrangements that helped to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.
Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments we make to Financial Intermediaries may be passed on to Investment Professionals according to a Financial Intermediary’s internal compensation practices.
Affiliated broker-dealers also employ individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.
Commissions
Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year)

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range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation. We may pay a lower commission for sales to people over age 80.
Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your investment professional’s compensation. Under certain circumstances, your investment professional may be required to return all or a portion of the commissions paid.
Check with your investment professional to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your investment professional (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your investment professional (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your investment professional’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.
Additional Payments
Subject to FINRA, Financial Intermediary and insurance rules, we also pay the following types of fees to among other things encourage the sale of this Contract and/or to provide in force Contract Owner support. These additional payments could create an incentive for your investment professional, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit. In addition, some Financial Intermediaries may make a profit from fees received for in force Contract Owner support.

Additional Payment Type	What it’s used for
Access	Access to investment professionals and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment	Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing
Joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including investment professionals) receive prizes such as travel awards, merchandise and recognition; client generation expenses.

Marketing Expense Allowance	Pay Fund related parties for wholesaler support, training and marketing activities for certain Funds.
In force Contract Owner Support	Support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary’s websites; shareholder services.
Training	Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training.
Volume	Pay for the overall volume of their sales or the amount of money investing in our products.
During 2018, we made Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities pursuant to contractual arrangements:
AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Cambridge Investment Research Inc., Cetera Financial Group (Cetera Financial Specialists, LLC, Cetera Investment Services, LLC, Cetera Advisors, LLC, Cetera Advisor Networks, LLC), CCO Investment Services Corp., Citigroup Global Markets, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Edward D. Jones & Co., LLP, First Allied Securities, Inc., First Tennessee Brokerage Inc., H.D. Vest Investment Services, Huntington Investment Company, ING Financial Partners, Investacorp, Inc., LPL Financial Corporation, Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Raymond James & Associates, Inc., Raymond James Financial Services, Robert W. Baird & Co. Inc., Securities America, Inc., UBS Financial Services, Inc., Wells Fargo Advisors LLC (various divisions), Woodbury Financial Services, Inc.
Inclusion on this list does not imply that these sums necessarily constitute “special cash compensation” as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their investment professional is or should be included in any such listing.
During 2018, we had arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: American Funds Distributors & Capital Research and Management Company & Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.

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For the fiscal year ended December 31, 2018, Additional Payments did not in the aggregate exceed approximately $14.2 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.04% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $12,713.
Legal Proceedings
There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.
More Information
You may call your Investment Professional if you have any questions or write or call us at the address below:
Talcott Resolution Life Insurance Company
PO Box 14293
Lexington, KY 40512-4293
1-800-862-6662 (Contract Owners)
1-800-862-7155 (Investment Professionals)
Financial Statements
You can find financial statements for us and the Separate Account in the SAI. To receive a copy of the SAI free of charge, call your investment professional or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.
Cybersecurity
We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

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Table of Contents to Statement of Additional Information

General Information
Safekeeping of Assets
Experts
Non-Participating
Misstatement of Age or Sex
Principal Underwriter
Performance Related Information
Total Return for all Sub-Accounts
Yield for Sub-Accounts
Money Market Sub-Accounts
Additional Materials
Performance Comparisons
Accumulation Unit Values
Financial Statements

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Appendix Tax
Federal Tax Considerations
A. Introduction
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code (“Code”), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See “Nonresident Aliens and Foreign Entities” below regarding annuity purchases by, or payments to, non-U.S. Persons. Pursuant to IRS Circular 230, you are hereby notified of the following: The information contained in this document is not intended to (and cannot) be used by anyone to avoid IRS penalties. This document supports the promotion and marketing of insurance products. You should seek advice based on your particular circumstances from an independent tax advisor. This prospectus is not intended to provide tax, accounting or legal advice. Please consult your tax accountant or attorney prior to finalizing or implementing any tax or legal strategy or for any tax, account or legal advice concerning your situation.
This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.
As used in the following sections addressing “Federal Tax Considerations,” the term “spouse” means the person to whom you are legally married, as determined under federal tax law. This may include opposite or same-sex spouses, but does not include those in domestic partnerships or civil unions which are not recognized as married for federal tax purposes. You are encouraged to consult with an accountant, lawyer or other qualified tax advisor about your own situation. Although some sections below discuss certain tax considerations in connection with contract loans, this is provided as general information only.  Please refer to your contract to determine if your contract contains a loan provision.
The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. you should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if you find any discrepancies in case corrections have to be made.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
B. Taxation of the Company and the Separate Account
The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

APP TAX-1

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.
C. Taxation of Annuities — General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans
Section 72 of the Code governs the taxation of annuities in general.
1. Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

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A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

•	A contract acquired by the estate of a decedent by reason of such decedent’s death,

•	Certain contracts acquired with respect to tax-qualified retirement arrangements,

•	Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

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A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
For tax years beginning after December 31, 2012, estates and trusts with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the estate’s or trust’s adjusted gross income for the taxable year.
2. Other Contract Owners (Natural Persons).
A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.
The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982. For tax years beginning after December 31, 2012, individuals with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon exceeding certain income thresholds.

a.	Amounts Received as an Annuity
Contract payments made periodically at regular intervals over a period of more than one full year, such that the total amount payable is determinable from the start (“amounts received as an annuity”) are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the allocable “investment in the contract” to the total amount of the payments to be made after the start of the payments (the “exclusion ratio”) under Section 72 of the Code. Total premium payments less amounts received which were not includable in gross income equal the “investment in the contract.” The start of the payments may be the Annuity Commencement Date, or may be an annuity starting date assigned should any portion less than the full Contract be converted to periodic payments from the Contract (Annuity Payouts).

i.
When the total of amounts excluded from income by application of the exclusion ratio is equal to the allocated investment in the contract for the Annuity Payout, any additional payments (including surrenders) will be entirely includable in gross income.

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ii.
To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the “investment in the contract,” such excess constitutes the “income on the contract”. It is unclear what value should be used in determining the “income on the contract.” We believe that the “income on the contract” does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the “income on the contract”.

iii.
Under Section 72(a)(2) of the Code, if any amount is received as an annuity (i.e., as one of a series of periodic payments at regular intervals over more than one full year) for a period of 10 or more years, or during one or more lives, under any portion of an annuity, endowment, or life insurance contract, then that portion of the contract shall be treated as a separate contract with its own annuity starting date (otherwise referred to as a partial annuitization of the contract). This assigned annuity starting date for the new separate contract can be different from the original Annuity Commencement Date for the Contract. Also, for purposes of applying the exclusion ratio for the amounts received under the partial annuitization, the investment in the contract before receiving any such amounts shall be allocated pro rata between the portion of the Contract from which such amounts are received as an annuity and the portion of the Contract from which amounts are not received as an annuity. These provisions apply to payments received in taxable years beginning after December 31, 2010.

b. Amounts Not Received as an Annuity

i.
To the extent that the “cash value” of the Contract (ignoring any surrender charges except on a full surrender) exceeds the “investment in the contract,” such excess constitutes the “income on the contract.”

ii.
Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender), which is non-periodic and not part of a partial annuitization, is deemed to come first from any such “income on the contract” and then from “investment in the contract,” and for these purposes such “income on the contract” is computed by reference to the aggregation rule described in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such “income on the contract,” and (2) shall not be includable in gross income to the extent that such amount does exceed any such “income on the contract.” If at the time that any amount is received or deemed received there is no “income on the contract” (e.g., because the gross value of the Contract does not exceed the “investment in the contract,” and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the “investment in the contract.”

iii.
Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date (or after the assigned annuity starting date for a partial annuitization) are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining “investment in the contract” shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph 2.c. may apply).

iv.
The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.

v.
In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi.
In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.

c. Aggregation of Two or More Annuity Contracts.
Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

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d. 10% Penalty Tax — Applicable to Certain Withdrawals and Annuity Payments.

i.
If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.	The 10% penalty tax will not apply to the following distributions:

1.	Distributions made on or after the date the recipient has attained the age of 59½.

2.	Distributions made on or after the death of the holder or, where the holder is not an individual, the death of the primary annuitant.

3.	Distributions attributable to a recipient becoming disabled.

4.
A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient’s designated Beneficiary).

5.	Distributions made under certain annuities issued in connection with structured settlement agreements.

6.	Distributions of amounts which are allocable to the “investment in the contract” prior to August 14, 1982 (see next subparagraph e.).

7.	Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.
If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
e. Special Provisions Affecting Contracts Obtained Through a Tax-Free Exchange of Other Annuity or Life Insurance Contracts Purchased Prior to August 14, 1982.
If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come (1) first from the amount of the “investment in the contract” prior to August 14, 1982 (“pre-8/14/82 investment”) carried over from the prior Contract, (2) then from the portion of the “income on the contract” (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining “income on the contract” and (4) last from the remaining “investment in the contract.” As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the “income on the contract” attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.
f. Required Distributions

i.	Death of Contract Owner or Primary Annuitant
Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

1.
If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

2.	If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

3.
If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.	Alternative Election to Satisfy Distribution Requirements
If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner’s death.

iii.	Spouse Beneficiary
If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This Spousal Contract continuation shall apply only once for this Contract.

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iv.	Civil Union or Domestic Partner
Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner, rather than the spouse of the Contract Owner, then such designated beneficiary is not permitted to continue the Contract as the succeeding Contract Owner. A designated beneficiary who is a same sex spouse will be permitted to continue the Contract as the succeeding Contract Owner.
g. Addition of Rider or Material Change.
The addition of a rider to the Contract, or a material change in the Contract’s provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.
h. Partial Exchanges.
The owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). The IRS in Revenue Procedure 2011-38, indicated that a partial exchange made on or after October 24, 2011 will be treated as a tax-free exchange under Code Section 1035 if there is no distribution from or surrender of, either contract involved in the exchange within 180 days of such exchange. Amounts received as annuity payments for a period of at least 10 years on one or more lives will not be treated as distributions for this purpose. If a transfer does not meet the 180-day test, the IRS will apply general tax rules to determine the substance and treatment of the transfer.
We advise you to consult with a qualified tax adviser as to the potential tax consequences before attempting any partial exchanges.

3.	Diversification Requirements.
The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:

•	no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

•	no more than 70% is represented by any two investments,

•	no more than 80% is represented by any three investments and

•	no more than 90% is represented by any four investments.
In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.
Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling (“PLR”) from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds’ compliance with the terms and conditions contained in the PLR.
4. Tax Ownership of the Assets in the Separate Account.
In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such

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regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.
D. Federal Income Tax Withholding
The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:

1.
Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld (“election out”). We will provide such an “election out” form at the time such a distribution is requested. If the necessary “election out” form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

2.
Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary “election out” forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no “election out” is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any “election out” (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee’s total tax liability.
E. General Provisions Affecting Qualified Retirement Plans
The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled “Information Regarding Tax-Qualified Retirement Plans” for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.
F. Nonresident Aliens and Foreign Entities
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. persons (such as U.S. citizens or U.S. resident aliens). Purchasers (and payees such as a purchaser’s beneficiary) that are not U.S. persons (such as a Nonresident Alien) will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required information and IRS tax forms (such as IRS Form W-8BEN) are submitted to us. If withholding tax applies, we are generally required to withhold tax at a 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. Foreign entities (such as foreign corporations, foreign partnerships, or foreign trusts) must provide the appropriate IRS tax forms (such as IRS Form W-8BEN-E or other appropriate Form W-8). If required by law, we may withhold 30% from any taxable payment in accordance with applicable requirements such as The Foreign Account Tax Compliance Act (FATCA) and applicable regulations. An updated Form W-8 is generally required to be submitted every three years. Purchasers may also be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.

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G. Estate, Gift and Generation-Skipping Tax and Related Tax Considerations
Any amount payable upon a Contract Owner’s death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner’s estate for federal estate tax purposes. Similarly, prior to the Contract Owner’s death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendant) of a Contract Owner may have federal generation-skipping-transfer (“GST”) tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in “Distributions Prior to the Annuity Commencement Date,” the transfer of a Contract for less than adequate consideration during the Contract Owner’s lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner’s gross income, this same income amount could produce a corresponding increase in such Contract Owner’s tax basis for such Contract that is carried over to the transferee’s tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and Section 1015.
H. Tax Disclosure Obligations
In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2009-59. The Code also requires certain “material advisers” to maintain a list of persons participating in such “reportable transactions,” which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by us, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.
Information Regarding Tax-Qualified Retirement Plans
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.
The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative

APP TAX-7

procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.
1. Individual Retirement Annuities (“IRAs”).
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) may elect to provide for a separate account or annuity contract that accepts after-tax employee contributions and is treated as a “Deemed IRA” under Code Section 408(q), which is generally subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

a.	Traditional IRAs
Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions (“RMDs”) when the Owner reaches age 70½ or dies, as described below, may result in imposition of a 50% additional tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59½ or dies is subject to a 10% additional tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse “designated beneficiary” of a deceased Plan participant may make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).
IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract’s cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA’s cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.

b.	SEP IRAs
Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.

c.	SIMPLE IRAs
The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% additional tax for failure to make a full RMD, and to the 10% additional tax on premature distributions, as described below. In addition, the 10% additional tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification

APP TAX-8

as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If we do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

d.	Roth IRAs
Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. Prior to January 1, 2018, the Owner of a Traditional IRA or other qualified plan assets could recharacterize a Traditional IRA into a Roth IRA under certain circumstances. Effective January 1, 2018, a Traditional IRA or other qualified plan cannot be recharacterized as a Roth IRA. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
2. Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of “incidental” death benefits, and the time when RMDs must commence. In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.
3. Tax Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee’s “includable compensation” for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

a.	after the employee reaches age 59½;

b.	upon the employee’s separation from service;

c.	upon the employee’s death or disability;

APP TAX-9

d.	in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

e.	as a qualified reservist distribution upon certain calls to active duty.
An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. § 1.403(b)-8(c)(2).
Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. § 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. In addition, the same Regulation provides corresponding rules for a transfer from one TSA to another TSA under a different TSA Plan (e.g., for a different eligible employer). We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.
4. Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount ($19,000 for 2019). The Plan may provide for additional “catch-up” contributions . In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70½, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).
Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).
5. Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in certain Qualified Plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining

APP TAX-10

what portion of each amount received represents a tax-free recovery of “investment in the contract” are generally the same as for Non-Qualified Contracts, as described above.
For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, additional taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6.	Additional Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal additional taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions (“RMDs”). Additional taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The additional taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

a.	Additional Taxes on Premature Distributions
Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59½. However, this 10% additional tax does not apply to a distribution that is either:

(i)	made to a beneficiary (or to the employee’s estate) on or after the employee’s death;

(ii)	attributable to the employee’s becoming disabled under Code Section 72(m)(7);

(iii)
part of a series of substantially equal periodic payments (not less frequently than annually - “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

(iv)
(except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

(v)
(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

(vi)	not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year;

(vii)	certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

(viii)	made an account of an IRS levy on the Qualified Plan under Code Section 72(t)(2)(A)(vii); or

(ix)	made as a “direct rollover” or other timely rollover to an Eligible Retirement Plan, as described below.
In addition, the 10% additional tax does not apply to a distribution from an IRA that is either:

(x)	made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;

(xi)	not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

(xii)	for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).
If the taxpayer avoids this 10% additional tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2002-62), the 10% additional tax will be applied retroactively to all the prior periodic payments (i.e., additional tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% additional tax rate is increased to 25%.

b.	RMDs and 50% Additional Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution (“RMD”) for the year, the participant is subject to a 50% additional tax on the amount that has not been timely distributed.
An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of -

APP TAX-11

(i)	the calendar year in which the individual attains age 70½, or

(ii)
(except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over -

(a)	the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

(b)	over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.
If an individual dies before reaching the Required Beginning Date, the individual’s entire interest generally must be distributed within 5 years after the individual’s death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual’s death to a qualifying designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual’s surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 70½.
If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.
The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% additional tax for RMDs if such additional RMD amount is not timely distributed.
7. Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.
Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.
8. Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.
For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of “distribution” out of such a Plan for federal income tax purposes.
By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must

APP TAX-12

qualify either as a “direct rollover” (made directly to another Plan fiduciary) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the missing amount that is not rolled over remains subject to normal income tax plus any applicable additional tax.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either -

a.	an RMD amount;

b.
one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

c.	any distribution made upon hardship of the employee.
Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution additional tax applicable to distributions from such a “predecessor” Qualified Plan.
Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free “direct rollover” or “60-day rollover” can be made between a “NonRoth IRA” (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a “conversion” of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free “direct rollover” or “60-day rollover” can be made between an “inherited IRA” (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a “direct rollover” or a “60-day rollover” to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a “direct rollover” or a “60-day rollover” to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such “direct rollover.” Similar rules apply to a “direct rollover” or a “60-day rollover” of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer’s SIMPLE Plan is generally disqualified (and subject to the 25% additional tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a “direct rollover” or a “60-day rollover” to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).
Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.

APP TAX-13

Appendix I — The Funds

The following tables describe the investment options available by contract, including the Fund name, share class, fund objectives and the investment adviser and sub-adviser of each Fund. For additional information on each Fund, please refer to the Fund’s Prospectus.

1.	The Director Series VII/VIIR, BB&T Director Series II/IIR, Fifth Third Director Series I/IR, NatCity Director, First Horizon Director and The Director Preferred Series I/IR	APP I - 2
2.	AmSouth Variable Annuity Series II/IIR	APP I - 4
3.	The Director Select Series II/IIR	APP I - 6
4.	The Director Choice Series II/IIR	APP I - 8
5.	The Huntington Director Series I/IR	APP I - 10
6.	The Director Solution I/IR	APP I - 12
7.	Director Elite Series I/IR	APP I - 14
8.	The Wachovia Director Series I/IR	APP I - 16
9.	Director Classic Series I/IR	APP I - 18
10.	Wells Fargo Director Series I/IR	APP I - 20

APP I-1

1. The Director Series VII/VIIR, BB&T Director Series II/IIR, Fifth Third Director Series I/IR, NatCity Director, First Horizon Director and The Director Preferred Series I/IR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. Government Money Market Fund - Series I**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund - Class I	Seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor’s 500 Index (the “S&P 500”).	BlackRock Advisors, LLC
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund - Class IA	Seeks capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap Growth HLS Fund - Class IA (formerly Hartford Small/Mid Cap Equity HLS Fund)	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Cap Growth HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford U.S. Government Securities HLS Fund - Class IA	Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Capital Appreciation HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Disciplined Equity HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Dividend and Growth HLS Fund - Class IA	Seeks a high level of current income consistent with growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Global Growth HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Healthcare HLS Fund - Class IA†	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford High Yield HLS Fund - Class IA	Seeks to provide high current income, and long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford International Opportunities HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP

APP I-2

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford MidCap HLS Fund - Class IA†	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap Value HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Company HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Stock HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Total Return Bond HLS Fund - Class IA	Seeks a competitive total return, with income as a secondary objective	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Value HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

APP I-3

2. AmSouth Variable Annuity Series II/IIR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. Government Money Market Fund - Series I**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund - Class I	Seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor’s 500 Index (the “S&P 500”).	BlackRock Advisors, LLC
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund - Class IA	Seeks capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap Growth HLS Fund - Class IA (formerly Hartford Small/Mid Cap Equity HLS Fund)	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Cap Growth HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford U.S. Government Securities HLS Fund - Class IA	Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Capital Appreciation HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Disciplined Equity HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Dividend and Growth HLS Fund - Class IA	Seeks a high level of current income consistent with growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Global Growth HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Healthcare HLS Fund - Class IA†	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford High Yield HLS Fund - Class IA	Seeks to provide high current income, and long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford International Opportunities HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap HLS Fund - Class IA†	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP

APP I-4

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford MidCap Value HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Company HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Stock HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Total Return Bond HLS Fund - Class IA	Seeks a competitive total return, with income as a secondary objective	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Value HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Pioneer Variable Contracts Trust
Pioneer Fund VCT Portfolio - Class II	Seeks reasonable income and capital growth	Amundi Pioneer Asset Management, Inc.
______________

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

APP I-5

3. The Director Select Series II/IIR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. Government Money Market Fund - Series I**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund - Class I	Seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor’s 500 Index (the “S&P 500”).	BlackRock Advisors, LLC
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund - Class IA	Seeks capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap Growth HLS Fund - Class IA (formerly Hartford Small/Mid Cap Equity HLS Fund)	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Cap Growth HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford U.S. Government Securities HLS Fund - Class IA	Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Capital Appreciation HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Disciplined Equity HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Dividend and Growth HLS Fund - Class IA	Seeks a high level of current income consistent with growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Global Growth HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Healthcare HLS Fund - Class IA†	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford High Yield HLS Fund - Class IA	Seeks to provide high current income, and long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford International Opportunities HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap HLS Fund - Class IA†	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP

APP I-6

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford MidCap Value HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Company HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Stock HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Total Return Bond HLS Fund - Class IA	Seeks a competitive total return, with income as a secondary objective	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Value HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Wells Fargo Variable Trust Funds
Wells Fargo VT International Equity Fund - Class 1	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated
Wells Fargo VT Omega Growth Fund - Class 1	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated
Wells Fargo VT Opportunity Fund - Class 1	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated
Wells Fargo VT Small Cap Growth Fund - Class 1	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

APP I-7

4. The Director Choice Series II/IIR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AB Variable Products Series Fund, Inc.
AB VPS Growth and Income Portfolio - Class B	Seeks long-term growth of capital	AllianceBernstein, L.P.
AB VPS Intermediate Bond Portfolio - Class B	Generate income and price appreciation without assuming what the Adviser considers undue risk	AllianceBernstein, L.P.
AIM Variable Insurance Funds
Invesco V.I. Government Money Market Fund - Series I**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund - Class I	Seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor’s 500 Index (the “S&P 500”).	BlackRock Advisors, LLC
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund - Class IA	Seeks capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap Growth HLS Fund - Class IA (formerly Hartford Small/Mid Cap Equity HLS Fund)	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Cap Growth HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford U.S. Government Securities HLS Fund - Class IA	Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Capital Appreciation HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Disciplined Equity HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Dividend and Growth HLS Fund - Class IA	Seeks a high level of current income consistent with growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Global Growth HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Healthcare HLS Fund - Class IA†	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford High Yield HLS Fund - Class IA	Seeks to provide high current income, and long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP

APP I-8

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford International Opportunities HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap HLS Fund - Class IA†	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap Value HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Company HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Stock HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Total Return Bond HLS Fund - Class IA	Seeks a competitive total return, with income as a secondary objective	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Value HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

APP I-9

5. The Huntington Director Series II/IIR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. Government Money Market Fund - Series I**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund - Class I	Seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor’s 500 Index (the “S&P 500”).	BlackRock Advisors, LLC
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund - Class IA	Seeks capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap Growth HLS Fund - Class IA (formerly Hartford Small/Mid Cap Equity HLS Fund)	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Cap Growth HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford U.S. Government Securities HLS Fund - Class IA	Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Capital Appreciation HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Disciplined Equity HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Dividend and Growth HLS Fund - Class IA	Seeks a high level of current income consistent with growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Global Growth HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Healthcare HLS Fund - Class IA†	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford High Yield HLS Fund - Class IA	Seeks to provide high current income, and long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford International Opportunities HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap HLS Fund - Class IA†	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP

APP I-10

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford MidCap Value HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Company HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Stock HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Total Return Bond HLS Fund - Class IA	Seeks a competitive total return, with income as a secondary objective	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Value HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Mutual Fund and Variable Insurance Trust
Rational Trend Aggregation VA Fund (formerly Rational Dividend Capture VA Fund)	Seeks total return with dividend income as an important component of that return	Rational Advisors, Inc., Sub-advised by PVG Asset Management Corp.
Rational Insider Buying VA Fund	Seeks long-term capital appreciation	Rational Advisors, Inc.

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

APP I-11

6. The Director Solution Series II/IIR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. Government Money Market Fund - Series I**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Focus Growth V.I. Fund - Class I	Seeks long-term capital growth	BlackRock Advisors, LLC
BlackRock S&P 500 Index V.I. Fund - Class I	Seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor’s 500 Index (the “S&P 500”).	BlackRock Advisors, LLC
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund - Class IA	Seeks capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap Growth HLS Fund - Class IA (formerly Hartford Small/Mid Cap Equity HLS Fund)	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Cap Growth HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford U.S. Government Securities HLS Fund - Class IA	Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Capital Appreciation HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Disciplined Equity HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Dividend and Growth HLS Fund - Class IA	Seeks a high level of current income consistent with growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Global Growth HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Healthcare HLS Fund - Class IA†	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford High Yield HLS Fund - Class IA	Seeks to provide high current income, and long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford International Opportunities HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP

APP I-12

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford MidCap HLS Fund - Class IA†	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap Value HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Company HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Stock HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Total Return Bond HLS Fund - Class IA	Seeks a competitive total return, with income as a secondary objective	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Value HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

APP I-13

7. Director Elite Series I/IR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. Government Money Market Fund - Series I**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund - Class I	Seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor’s 500 Index (the “S&P 500”).	BlackRock Advisors, LLC
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund - Class IA	Seeks capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap Growth HLS Fund - Class IA (formerly Hartford Small/Mid Cap Equity HLS Fund)	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Cap Growth HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford U.S. Government Securities HLS Fund - Class IA	Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Capital Appreciation HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Disciplined Equity HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Dividend and Growth HLS Fund - Class IA	Seeks a high level of current income consistent with growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Global Growth HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Healthcare HLS Fund - Class IA†	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford High Yield HLS Fund - Class IA	Seeks to provide high current income, and long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford International Opportunities HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap HLS Fund - Class IA†	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP

APP I-14

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford MidCap Value HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Company HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Stock HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Total Return Bond HLS Fund - Class IA	Seeks a competitive total return, with income as a secondary objective	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Value HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
The Prudential Series Fund
Jennison 20/20 Focus Portfolio - Class II	Seeks long-term growth of capital	Prudential Investments LLC, Sub-advised by Jennison Associates LLC
Jennison Portfolio - Class II	Seeks long-term growth of capital	Prudential Investments LLC, Sub-advised by Jennison Associates LLC
SP International Growth Portfolio - Class II	Seeks long-term growth of capital	Prudential Investments LLC, Sub-advised by William Blair & Company LLC, Neuberger Berman Management, LLC and Jennison Associates LLC
Value Portfolio - Class II	Seeks capital appreciation	Prudential Investments LLC, Sub-advised by Jennison Associates LLC

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

APP I-15

8. The Wachovia Director Series I/IR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. Government Money Market Fund - Series I**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund - Class I	Seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor’s 500 Index (the “S&P 500”).	BlackRock Advisors, LLC
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund - Class IA	Seeks capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap Growth HLS Fund - Class IA (formerly Hartford Small/Mid Cap Equity HLS Fund)	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Cap Growth HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford U.S. Government Securities HLS Fund - Class IA	Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Capital Appreciation HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Disciplined Equity HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Dividend and Growth HLS Fund - Class IA	Seeks a high level of current income consistent with growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Global Growth HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Healthcare HLS Fund - Class IA†	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford High Yield HLS Fund - Class IA	Seeks to provide high current income, and long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford International Opportunities HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap HLS Fund - Class IA†	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP

APP I-16

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford MidCap Value HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Company HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Stock HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Total Return Bond HLS Fund - Class IA	Seeks a competitive total return, with income as a secondary objective	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Value HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Wells Fargo Variable Trust Funds
Wells Fargo VT International Equity Fund - Class 1	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated
Wells Fargo VT Omega Growth Fund - Class 1	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated
Wells Fargo VT Opportunity Fund - Class 1	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated
Wells Fargo VT Small Cap Growth Fund - Class 1	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

APP I-17

9. Director Classic Series I/IR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. Government Money Market Fund - Series I**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund - Class I	Seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor’s 500 Index (the “S&P 500”).	BlackRock Advisors, LLC
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund - Class IA	Seeks capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap Growth HLS Fund - Class IA (formerly Hartford Small/Mid Cap Equity HLS Fund)	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Cap Growth HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford U.S. Government Securities HLS Fund - Class IA	Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Capital Appreciation HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Disciplined Equity HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Dividend and Growth HLS Fund - Class IA	Seeks a high level of current income consistent with growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Global Growth HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Healthcare HLS Fund - Class IA†	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford High Yield HLS Fund - Class IA	Seeks to provide high current income, and long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford International Opportunities HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap HLS Fund - Class IA†	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP

APP I-18

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford MidCap Value HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Company HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Stock HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Total Return Bond HLS Fund - Class IA	Seeks a competitive total return, with income as a secondary objective	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Value HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Victory Variable Insurance Funds
Victory Variable Insurance Diversified Stock Fund - Class A	Seeks long-term growth of capital	Victory Capital Management Inc.

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

APP I-19

10. Wells Fargo Director Series I/IR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. Government Money Market Fund - Series I**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund - Class I	Seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor’s 500 Index (the “S&P 500”).	BlackRock Advisors, LLC
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund - Class IA	Seeks capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap Growth HLS Fund - Class IA (formerly Hartford Small/Mid Cap Equity HLS Fund)	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Cap Growth HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford U.S. Government Securities HLS Fund - Class IA	Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Capital Appreciation HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Disciplined Equity HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Dividend and Growth HLS Fund - Class IA	Seeks a high level of current income consistent with growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Global Growth HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Healthcare HLS Fund - Class IA†	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford High Yield HLS Fund - Class IA	Seeks to provide high current income, and long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford International Opportunities HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap HLS Fund - Class IA†	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP

APP I-20

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford MidCap Value HLS Fund - Class IA	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Company HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Stock HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Total Return Bond HLS Fund - Class IA	Seeks a competitive total return, with income as a secondary objective	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Value HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Wells Fargo Variable Trust Funds
Wells Fargo VT Discovery Fund - Class 2	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated
Wells Fargo VT Index Asset Allocation Fund - Class 2	Long-term total return, consisting of capital appreciation and current income	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated
Wells Fargo VT International Equity Fund - Class 2	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated
Wells Fargo VT Omega Growth Fund - Class 2	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated
Wells Fargo VT Opportunity Fund - Class 2	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated
Wells Fargo VT Small Cap Growth Fund - Class 2	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

APP I-21

Appendix II — Death Benefit — Examples
Example 1:
Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $95,000. Then your Contract Value on due proof of death is $102,000.
Your Maximum death benefit payable is the greatest of Total Premium Payments (adjusted for partial surrenders), Maximum Anniversary Value and Contract Value on due proof of death is $102,000.
Example 2:
Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $105,000. Then your Contract Value on due proof of death is $102,000.
Your Maximum death benefit payable is the greatest of Total Premium Payments (adjusted for partial surrenders), Maximum Anniversary Value and Contract Value on due proof of death is $105,000.
Example 3:
Your Contract does not have the 2002 Amendatory rider. Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $105,000 on the second anniversary. During the third contract year you take a partial Surrender of $20,000.
Your Total Premium Payment is reduced by the amount of the partial surrender and is $70,000. Your Maximum Anniversary Value is reduced by the amount of the partial surrender and is $85,000.
You die prior to the third anniversary and your Contract Value on due proof of death is $82,000.
Your Maximum death benefit payable is the greatest of Total Premium Payouts (adjusted for withdrawals), Maximum Anniversary Value and Contract Value on due proof of death is $85,000.
Example 4:
Your Contract does have the 2002 Amendatory rider. Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $105,000 on the second anniversary. During the third contract year you take a partial Surrender of $20,000. The Contract Value prior to the partial Surrender is $100,000.
Your Total Premium Payment is reduced by the amount of the partial surrender and is $70,000.
Due to the 2002 Amendatory Rider the Maximum Anniversary Value is adjusted proportionally for the partial surrender. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Maximum Anniversary Value prior to the Surrender. To determine the new Maximum Anniversary Value, that total is then subtracted from the Maximum Anniversary Value prior to the Surrender.

$20,000	partial Surrender divided by
$100,000	Contract Value prior to Surrender equals
.20	multiplied by
$105,000	Maximum Anniversary Value for a total of
$21,000	to be deducted from the Interest Accumulation Value equals
$84,000	the new Maximum Anniversary Value
You die prior to the third anniversary and your Contract Value on due proof of death is $82,000.
Your Maximum death benefit payable is the greatest of Total Premium Payouts (adjusted for withdrawals), Maximum Anniversary Value and Contract Value on due proof of death is $84,000.
Example 5:
You elected the Optional Death Benefit rider
Your Contract does not have the 2002 Amendatory rider. Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000	Premium Payment
$5,000	Interest of 5%
$105,000	Interest Accumulation Value
If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

APP II-1

$10,000	partial Surrender divided by
$108,000	Contract Value prior to Surrender equals
.09259	multiplied by
$105,000	Interest Accumulation Value for a total of
$9,722	to be deducted from the Interest Accumulation Value equals
$95,278	the new Interest Accumulation Value
The adjusted Maximum Anniversary Value $108,000 minus $10,000 which equals $98,000.
The adjusted Total Premium Payments is $100,000 minus $10,000 which equals $90,000.
Your maximum death benefit is $98,000.
Example 6:
You have elected the Optional Death Benefit
Your Contract does not have the 2002 Amendatory rider. Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000	Premium Payment
$5,000	Interest of 5%
$105,000	Interest Accumulation Value
If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$10,000	partial Surrender divided by
$92,000	Contract Value prior to Surrender equals
.10870	multiplied by
$105,000	Interest Accumulation Value for a total of
$11,413	to be deducted from the Interest Accumulation Value equals
$93,587	the New Interest Accumulation Value
The adjusted Maximum Anniversary Value $92,000 minus $10,000 which equals $82,000.
The adjusted Total Premium Payments is $100,000 minus $10,000 which equals $90,000.
Your maximum death benefit is $93,587.

APP II-2

Appendix III — Principal First — Examples
Example 1: Assume you select Principal First when you purchase your Contract and your initial Premium Payment is $100,000.

•	Your Benefit Amount is $100,000, which is your initial Premium Payment.

•	Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.
Example 2: If you make an additional Premium Payment of $50,000, then

•	Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment($50,000).

•	Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment($3,500).
Example 3: Assume the same facts as Example 1. If you take the maximum Benefit Payment before the end of the first Contract Year, then

•	Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

•	Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).
Example 4: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.
Example 5: Assume the same facts as Example 1. If you Surrender $60,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your “New Benefit Amount.”
Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.
Example 6: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $80,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your “New Benefit Amount” becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.
We recalculate the Benefit Payment by comparing the “old” Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.
Example 7: If you elect to “step up” Principal First after the 5th year, assuming you have made no withdrawals, and your Contract Value at the time of step up is $200,000, then

•	We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

•	Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

APP III-1

Appendix IV — ACD Deferral Option — Example
This example is intended to help you compare the total and taxable amounts of annuity payments if you annuitize your contract on its Annuity Commencement Date to the total and taxable amounts of annuity payments if you elect the Deferral Option and either die at age 100 under circumstances which trigger payment of a Death Benefit or annuitize your contract on the Annuitant’s 100th birthday.
This example should not be considered to be a representation of the actual total or taxable amounts nor a representation of the tax consequences of receipt of those total or taxable amounts. The consequences of receipt of those total and taxable amounts depend on many factors outside the scope of this example.
This example assumes that on the Annuity Commencement Date:
The annuitant is age 90.
Your Contract Value is $250,000.
Your investment (tax basis) in your Contract is $175,000.
Your Contract is non-Qualified.
The amounts shown in this example will vary depending on the annuitization option chosen and whether you elect variable payouts, fixed payouts or a combination of variable and fixed payouts. In addition, the exclusion ratio depends on factors including your investment into the Contract, the Contract Value and the length of time that annuity payments will continue. For Payout Options which include a Life Annuity, the exclusion ratio may also depend on your life expectancy at the time annuity payments begin.
As you consider this example, please note that to make a direct comparison between the total and taxable amounts received through annuitization at the original Annuity Commencement Date (age 90) and received at the Deferred Annuity Commencement Date, you must calculate the results of investment of the amount received at age 90 for the ten-year period until age 100. Factors to consider in this calculation include:
•Your assumed net rate of return for this period;
•The amount that you would pay in taxes related to this amount; and
•Potential changes in laws including tax laws that may affect your investment and taxes.
Total and taxable amounts if you choose to annuitize your Contract on your Annuity Commencement Date:
To calculate the total and taxable amounts, this example assumes:
You elect the ten year Payments for a Period Certain, Fixed Dollar Amount Annuity Payout Option.
Your annual payment is equal to $29,637. Based on these assumptions:
Your exclusion ratio is 0.5905 ($175,000 divided by ($29,637 times 10)).
The annual excludable amount is $17,500 ($29,637 times 0.5905). The annual taxable amount is $12,137.
After 10 years, you will receive total payments of $296,370 of which $121,370 is taxable.
Total and taxable amounts if you elect the Annuity Commencement Date Deferral Option and defer your Annuity Commencement Date to age 100:
This example assumes:
Your Contract has a 4% annual growth, net of fees, compounded annually, for the next ten years.
Based on this assumption, your Contract Value at age 100 is $370,061.
If you die at age 100 and a Death Benefit is payable:
Your beneficiary receives the $370,061 Contract Value as a Death Benefit in one lump sum.
$195,061 ($370,061 minus $175,000) of the amount is taxable to the beneficiary.
If you annuitize at age 100 and elect the ten year Payments for a Period Certain, Fixed Dollar Amount Annuity Payout Option:
This example assumes:
Your annual payment is equal to $43,870.
Based on this assumption:
Your exclusion ratio will be 0.3989 ($175,000 divided by ($43,870 times 10)).
Your annual excludable amount is $17,500 ($43,870 times 0.3989).
Your annual taxable amount is $26,370.
After 10 years, you will receive total payments of $438,700, of which $263,700 is taxable.

APP IV-1

Appendix V — Accumulation Unit Values
(For an Accumulation Unit outstanding throughout the period)
The following information should be read in conjunction with the financial statements for the Separate Account included in the SAI.
There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The tables below reflect Accumulation Unit Values for both Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company and show only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the SAI, which you may obtain free of charge by contacting us at 1-800-862-6668.
REST OF PAGE INTENTIONALLY LEFT BLANK

APP V-1

Talcott Resolution Life Insurance Company

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011
BlackRock S&P 500 Index V.I. Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.471	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.926	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10,262	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.449	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.837	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	—	—	—	—	—	—	—
Hartford Balanced HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.066	$7.942	$7.584	$7.666	$7.070	$5.907	$5.340	$5.308
Accumulation Unit Value at end of period	$8.485	$9.066	$7.942	$7.584	$7.666	$7.070	$5.907	$5.340
Number of Accumulation Units outstanding at end of period (in thousands)	49,493	56,241	63,903	73,775	84,740	101,149	120,552	143,056
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.776	$1.573	$1.519	$1.552	$1.447	$1.223	$1.117	$1.123
Accumulation Unit Value at end of period	$1.644	$1.776	$1.573	$1.519	$1.552	$1.447	$1.223	$1.117
Number of Accumulation Units outstanding at end of period (in thousands)	28	40	48	39	40	87	78	100
Hartford Capital Appreciation HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.502	$21.142	$20.288	$20.336	$19.190	$13.971	$11.955	$13.664
Accumulation Unit Value at end of period	$23.433	$25.502	$21.142	$20.288	$20.336	$19.190	$13.971	$11.955
Number of Accumulation Units outstanding at end of period (in thousands)	27,503	31,278	34,880	40,151	45,768	53,177	63,564	75,582
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.785	$3.173	$3.078	$3.119	$2.976	$2.191	$1.895	$2.190
Accumulation Unit Value at end of period	$3.440	$3.785	$3.173	$3.078	$3.119	$2.976	$2.191	$1.895
Number of Accumulation Units outstanding at end of period (in thousands)	104	106	119	148	152	201	301	359
Hartford Disciplined Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.130	$2.599	$2.489	$2.359	$2.056	$1.533	$1.320	$1.321
Accumulation Unit Value at end of period	$3.029	$3.130	$2.599	$2.489	$2.359	$2.056	$1.533	$1.320
Number of Accumulation Units outstanding at end of period (in thousands)	7,889	8,881	9,740	10,609	11,467	13,200	15,860	18,279
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.403	$2.018	$1.953	$1.872	$1.649	$1.243	$1.082	$1.095
Accumulation Unit Value at end of period	$2.300	$2.403	$2.018	$1.953	$1.872	$1.649	$1.243	$1.082
Number of Accumulation Units outstanding at end of period (in thousands)	16	23	24	25	27	15	16	18

APP V-2

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011
Hartford Dividend and Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.108	$6.937	$6.114	$6.263	$5.614	$4.309	$3.841	$3.839
Accumulation Unit Value at end of period	$7.581	$8.108	$6.937	$6.114	$6.263	$5.614	$4.309	$3.841
Number of Accumulation Units outstanding at end of period (in thousands)	32,050	36,929	41,641	47,265	54,733	64,386	77,460	92,546
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.753	$2.382	$2.122	$2.198	$1.992	$1.546	$1.393	$1.408
Accumulation Unit Value at end of period	$2.546	$2.753	$2.382	$2.122	$2.198	$1.992	$1.546	$1.393
Number of Accumulation Units outstanding at end of period (in thousands)	52	51	59	73	75	131	263	267
Hartford Global Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.835	$2.926	$2.906	$2.724	$2.582	$1.919	$1.574	$1.851
Accumulation Unit Value at end of period	$3.643	$3.835	$2.926	$2.906	$2.724	$2.582	$1.919	$1.574
Number of Accumulation Units outstanding at end of period (in thousands)	9,478	10,812	11,248	13,483	14,562	13,504	16,371	19,224
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.190	$2.460	$2.470	$2.341	$2.244	$1.686	$1.398	$1.663
Accumulation Unit Value at end of period	$2.997	$3.190	$2.460	$2.470	$2.341	$2.244	$1.686	$1.398
Number of Accumulation Units outstanding at end of period (in thousands)	17	18	23	24	23	5	6	7
Hartford Growth Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.901	$3.028	$3.081	$2.792	$2.477	$1.848	$1.475	$1.639
Accumulation Unit Value at end of period	$3.872	$3.901	$3.028	$3.081	$2.792	$2.477	$1.848	$1.475
Number of Accumulation Units outstanding at end of period (in thousands)	11,464	12,202	13,010	15,880	16,753	11,996	14,175	16,188
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.294	$2.585	$2.660	$2.437	$2.186	$1.648	$1.330	$1.495
Accumulation Unit Value at end of period	$3.235	$3.294	$2.585	$2.660	$2.437	$2.186	$1.648	$1.330
Number of Accumulation Units outstanding at end of period (in thousands)	26	20	22	44	38	13	13	16
Hartford Healthcare HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$6.262	$5.186	$5.732	$5.127	$4.075	$2.718	$2.281	$2.128
Accumulation Unit Value at end of period	$6.019	$6.262	$5.186	$5.732	$5.127	$4.075	$2.718	$2.281
Number of Accumulation Units outstanding at end of period (in thousands)	2,515	2,927	3,258	3,601	4,094	4,885	5,770	7,059
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$5.233	$4.382	$4.897	$4.429	$3.559	$2.399	$2.036	$1.921
Accumulation Unit Value at end of period	$4.975	$5.233	$4.382	$4.897	$4.429	$3.559	$2.399	$2.036
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	12	12	12	10	22	22

APP V-3

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011
Hartford High Yield HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.560	$2.409	$2.135	$2.259	$2.230	$2.122	$1.879	$1.818
Accumulation Unit Value at end of period	$2.441	$2.560	$2.409	$2.135	$2.259	$2.230	$2.122	$1.879
Number of Accumulation Units outstanding at end of period (in thousands)	7,077	8,258	9,394	10,124	12,333	15,397	19,588	21,503
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.129	$2.026	$1.815	$1.942	$1.938	$1.864	$1.670	$1.633
Accumulation Unit Value at end of period	$2.008	$2.129	$2.026	$1.815	$1.942	$1.938	$1.864	$1.670
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	5	5	5	36	30
Hartford International Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.938	$3.184	$3.184	$3.165	$3.334	$2.777	$2.339	$2.754
Accumulation Unit Value at end of period	$3.160	$3.938	$3.184	$3.184	$3.165	$3.334	$2.777	$2.339
Number of Accumulation Units outstanding at end of period (in thousands)	21,719	24,376	26,999	30,796	34,979	40,589	48,599	58,160
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.846	$1.509	$1.525	$1.533	$1.633	$1.375	$1.171	$1.394
Accumulation Unit Value at end of period	$1.465	$1.846	$1.509	$1.525	$1.533	$1.633	$1.375	$1.171
Number of Accumulation Units outstanding at end of period (in thousands)	17	24	26	36	28	44	97	92
Hartford MidCap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.128	$17.812	$15.483	$16.457	$15.837	$11.662	$10.191	$10.437
Accumulation Unit Value at end of period	$17.879	$20.128	$17.812	$15.483	$16.457	$15.837	$11.662	$10.191
Number of Accumulation Units outstanding at end of period (in thousands)	410	488	656	494	552	683	737	919
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.063	$16.161	$14.204	$15.264	$14.852	$11.057	$9.769	$10.117
Accumulation Unit Value at end of period	$15.870	$18.063	$16.161	$14.204	$15.264	$14.852	$11.057	$9.769
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—
Hartford MidCap HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.409	$8.468	$7.658	$7.632	$6.939	$5.025	$4.260	$4.685
Accumulation Unit Value at end of period	$9.515	$10.409	$8.468	$7.658	$7.632	$6.939	$5.025	$4.260
Number of Accumulation Units outstanding at end of period (in thousands)	11,926	13,482	15,367	17,471	19,917	23,242	27,663	32,992
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$6.424	$5.284	$4.831	$4.868	$4.475	$3.277	$2.809	$3.123
Accumulation Unit Value at end of period	$5.808	$6.424	$5.284	$4.831	$4.868	$4.475	$3.277	$2.809
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	8	8	8	8	—	—

APP V-4

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011
Hartford MidCap Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.527	$3.148	$2.825	$2.896	$2.710	$2.037	$1.650	$1.828
Accumulation Unit Value at end of period	$2.976	$3.527	$3.148	$2.825	$2.896	$2.710	$2.037	$1.650
Number of Accumulation Units outstanding at end of period (in thousands)	10,794	12,116	13,740	15,465	17,387	19,824	22,833	26,734
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.961	$2.671	$2.424	$2.512	$2.377	$1.806	$1.480	$1.657
Accumulation Unit Value at end of period	$2.471	$2.961	$2.671	$2.424	$2.512	$2.377	$1.806	$1.480
Number of Accumulation Units outstanding at end of period (in thousands)	12	13	13	24	22	20	67	59
Hartford Small Cap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.459	$2.917	$2.628	$2.676	$2.560	$1.790	$1.544	$1.541
Accumulation Unit Value at end of period	$3.016	$3.459	$2.917	$2.628	$2.676	$2.560	$1.790	$1.544
Number of Accumulation Units outstanding at end of period (in thousands)	4,473	4,970	5,372	5,986	7,144	8,976	9,211	11,762
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.921	$2.491	$2.269	$2.336	$2.259	$1.597	$1.392	$1.406
Accumulation Unit Value at end of period	$2.519	$2.921	$2.491	$2.269	$2.336	$2.259	$1.597	$1.392
Number of Accumulation Units outstanding at end of period (in thousands)	12	14	15	16	14	10	24	25
Hartford Small Company HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$4.996	$4.003	$3.972	$4.382	$4.144	$2.907	$2.545	$2.667
Accumulation Unit Value at end of period	$4.725	$4.996	$4.003	$3.972	$4.382	$4.144	$2.907	$2.545
Number of Accumulation Units outstanding at end of period (in thousands)	9,467	10,920	11,757	13,459	15,124	17,509	21,338	25,306
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.950	$2.390	$2.398	$2.675	$2.558	$1.814	$1.606	$1.701
Accumulation Unit Value at end of period	$2.760	$2.950	$2.390	$2.398	$2.675	$2.558	$1.814	$1.606
Number of Accumulation Units outstanding at end of period (in thousands)	15	16	20	21	20	17	—	—
Hartford Stock HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.639	$10.678	$10.066	$9.921	$9.025	$6.910	$6.117	$6.263
Accumulation Unit Value at end of period	$12.464	$12.639	$10.678	$10.066	$9.921	$9.025	$6.910	$6.117
Number of Accumulation Units outstanding at end of period (in thousands)	22,513	25,686	28,999	32,555	36,776	43,503	51,448	60,616
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.798	$1.536	$1.464	$1.458	$1.341	$1.038	$0.929	$0.962
Accumulation Unit Value at end of period	$1.753	$1.798	$1.536	$1.464	$1.458	$1.341	$1.038	$0.929
Number of Accumulation Units outstanding at end of period (in thousands)	32	40	49	53	57	58	28	66

APP V-5

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011
Hartford Total Return Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$4.444	$4.279	$4.147	$4.224	$4.039	$4.146	$3.904	$3.695
Accumulation Unit Value at end of period	$4.353	$4.444	$4.279	$4.147	$4.224	$4.039	$4.146	$3.904
Number of Accumulation Units outstanding at end of period (in thousands)	22,712	24,847	27,078	30,761	35,536	41,394	52,669	60,468
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.689	$1.644	$1.611	$1.659	$1.604	$1.664	$1.585	$1.516
Accumulation Unit Value at end of period	$1.636	$1.689	$1.644	$1.611	$1.659	$1.604	$1.664	$1.585
Number of Accumulation Units outstanding at end of period (in thousands)	42	42	42	67	68	58	237	214
Hartford U.S. Government Securities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.251	$1.251	$1.247	$1.243	$1.224	$1.261	$1.231	$1.189
Accumulation Unit Value at end of period	$1.246	$1.251	$1.251	$1.247	$1.243	$1.224	$1.261	$1.231
Number of Accumulation Units outstanding at end of period (in thousands)	22,495	25,151	28,019	31,669	35,616	42,640	54,228	63,613
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.057	$1.068	$1.077	$1.085	$1.081	$1.125	$1.111	$1.084
Accumulation Unit Value at end of period	$1.041	$1.057	$1.068	$1.077	$1.085	$1.081	$1.125	$1.111
Number of Accumulation Units outstanding at end of period (in thousands)	28	37	42	42	41	42	30	29
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.906	$1.910	$1.916	$1.938	$1.960	$1.985	$2.010	$2.035
Accumulation Unit Value at end of period	$1.912	$1.906	$1.910	$1.916	$1.938	$1.960	$1.985	$2.010
Number of Accumulation Units outstanding at end of period (in thousands)	13,112	14,560	16,471	18,714	21,823	30,278	37,059	47,022
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.904	$0.917	$0.929	$0.950	$0.972	$0.995	$1.019	$1.043
Accumulation Unit Value at end of period	$0.897	$0.904	$0.917	$0.929	$0.950	$0.972	$0.995	$1.019
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	12	13	14	15	—	—
Hartford Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.611	$2.291	$2.040	$2.131	$1.938	$1.487	$1.287	$1.329
Accumulation Unit Value at end of period	$2.316	$2.611	$2.291	$2.040	$2.131	$1.938	$1.487	$1.287
Number of Accumulation Units outstanding at end of period (in thousands)	12,066	13,359	14,962	16,673	19,322	23,693	28,727	34,991
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.192	$1.944	$1.751	$1.849	$1.700	$1.319	$1.154	$1.205
Accumulation Unit Value at end of period	$1.923	$2.192	$1.944	$1.751	$1.849	$1.700	$1.319	$1.154
Number of Accumulation Units outstanding at end of period (in thousands)	1	34	34	59	59	105	108	88

APP V-6

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011
Invesco V.I. Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.509	$9.575	$9.686	$9.807	$9.929	$9.985	$—	$—
Accumulation Unit Value at end of period	$9.536	$9.509	$9.575	$9.686	$9.807	$9.929	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,800	1,535	2,309	1,205	1,019	701	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.041	$9.204	$9.414	$9.637	$9.864	$9.971	$—	$—
Accumulation Unit Value at end of period	$8.968	$9.041	$9.204	$9.414	$9.637	$9.864	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—
(a) Inception date April 20, 2018.

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011
Pioneer Fund VCT Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.082	$1.737	$1.605	$1.631	$1.491	$1.135	$1.045	$1.109
Accumulation Unit Value at end of period	$2.020	$2.082	$1.737	$1.605	$1.631	$1.491	$1.135	$1.045
Number of Accumulation Units outstanding at end of period (in thousands)	1,536	1,791	1,979	2,300	2,929	3,588	4,526	5,648
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.336	$20.530	$19.175	$19.704	$18.210	$14.018	$13.053	$14.000
Accumulation Unit Value at end of period	$23.358	$24.336	$20.530	$19.175	$19.704	$18.210	$14.018	$13.053
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—
Wells Fargo VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.368	$1.921	$1.884	$1.864	$1.994	$1.683	$1.499	$1.741
Accumulation Unit Value at end of period	$1.945	$2.368	$1.921	$1.884	$1.864	$1.994	$1.683	$1.499
Number of Accumulation Units outstanding at end of period (in thousands)	940	1,070	1,144	1,292	1,382	1,631	1,917	2,123
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.555	$14.394	$14.272	$14.284	$15.442	$13.181	$11.870	$13.935
Accumulation Unit Value at end of period	$14.256	$17.555	$14.394	$14.272	$14.284	$15.442	$13.181	$11.870
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	2	2	2	2	—
Wells Fargo VT Omega Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.408	$1.807	$1.816	$1.809	$1.760	$1.271	$1.066	$1.140
Accumulation Unit Value at end of period	$2.390	$2.408	$1.807	$1.816	$1.809	$1.760	$1.271	$1.066
Number of Accumulation Units outstanding at end of period (in thousands)	364	326	348	404	634	747	916	1,122
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$34.219	$25.959	$26.374	$26.571	$26.134	$19.081	$16.177	$17.499
Accumulation Unit Value at end of period	$33.598	$34.219	$25.959	$26.374	$26.571	$26.134	$19.081	$16.177
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	—	—	—	—

APP V-7

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011
Wells Fargo VT Opportunity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.562	$18.085	$16.275	$16.963	$15.516	$11.993	$10.487	$10.000
Accumulation Unit Value at end of period	$19.819	$21.562	$18.085	$16.275	$16.963	$15.516	$11.993	$10.487
Number of Accumulation Units outstanding at end of period (in thousands)	65	73	101	174	186	199	218	261
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.110	$17.053	$15.516	$16.351	$15.121	$11.818	$10.448	$10.000
Accumulation Unit Value at end of period	$18.282	$20.110	$17.053	$15.516	$16.351	$15.121	$11.818	$10.448
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.825	$19.126	$17.915	$18.631	$19.186	$12.904	$12.085	$12.793
Accumulation Unit Value at end of period	$23.876	$23.825	$19.126	$17.915	$18.631	$19.186	$12.904	$12.085
Number of Accumulation Units outstanding at end of period (in thousands)	41	46	72	91	111	131	152	175
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.951	$17.815	$16.872	$17.740	$18.472	$12.560	$11.894	$12.729
Accumulation Unit Value at end of period	$21.757	$21.951	$17.815	$16.872	$17.740	$18.472	$12.560	$11.894
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	—	—	—	—

APP V-8

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011
AB VPS Growth and Income Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.565	$2.190	$1.996	$1.993	$1.847	$1.389	$1.200	$1.145
Accumulation Unit Value at end of period	$2.385	$2.565	$2.190	$1.996	$1.993	$1.847	$1.389	$1.200
Number of Accumulation Units outstanding at end of period (in thousands)	210	281	330	431	579	687	701	928
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.139	$1.846	$1.702	$1.718	$1.609	$1.224	$1.069	$1.031
Accumulation Unit Value at end of period	$1.967	$2.139	$1.846	$1.702	$1.718	$1.609	$1.224	$1.069
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—
AB VPS Intermediate Bond Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.423	$13.161	$12.770	$12.954	$12.349	$12.804	$12.255	$11.664
Accumulation Unit Value at end of period	$13.122	$13.423	$13.161	$12.770	$12.954	$12.349	$12.804	$12.255
Number of Accumulation Units outstanding at end of period (in thousands)	63	78	68	130	149	104	118	128
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.053	$11.948	$11.721	$12.022	$11.587	$12.146	$11.754	$11.312
Accumulation Unit Value at end of period	$11.653	$12.053	$11.948	$11.721	$12.022	$11.587	$12.146	$11.754
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—
Rational Insider Buying VA Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.527	$2.178	$1.986	$2.167	$2.240	$1.719	$1.420	$1.451
Accumulation Unit Value at end of period	$2.317	$2.527	$2.178	$1.986	$2.167	$2.240	$1.719	$1.420
Number of Accumulation Units outstanding at end of period (in thousands)	126	140	165	220	281	43	53	79
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.125	$24.501	$22.597	$24.921	$26.051	$20.216	$16.878	$17.438
Accumulation Unit Value at end of period	$25.499	$28.125	$24.501	$22.597	$24.921	$26.051	$20.216	$16.878
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	2	1	1
Rational Trend Aggregation VA Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.182	$2.245	$2.125	$2.219	$2.040	$1.722	$1.564	$1.479
Accumulation Unit Value at end of period	$2.056	$2.182	$2.245	$2.125	$2.219	$2.040	$1.722	$1.564
Number of Accumulation Units outstanding at end of period (in thousands)	352	455	531	706	791	641	759	857
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.900	$21.743	$20.810	$21.977	$20.424	$17.430	$16.008	$15.307
Accumulation Unit Value at end of period	$19.482	$20.900	$21.743	$20.810	$21.977	$20.424	$17.430	$16.008
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	7	7	3	—	—
APP V-9

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011
BlackRock Large Cap Focus Growth V.I. Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.154	$1.684	$1.580	$1.558	$1.382	$1.045	$0.918	$0.907
Accumulation Unit Value at end of period	$2.192	$2.154	$1.684	$1.580	$1.558	$1.382	$1.045	$0.918
Number of Accumulation Units outstanding at end of period (in thousands)	1	4	4	4	4	4	4	4
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.087	$25.355	$24.061	$23.979	$21.503	$16.438	$14.606	$14.595
Accumulation Unit Value at end of period	$32.286	$32.087	$25.355	$24.061	$23.979	$21.503	$16.438	$14.606
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—
Jennison 20/20 Focus Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.840	$2.216	$2.217	$2.120	$2.012	$1.575	$1.442	$1.529
Accumulation Unit Value at end of period	$2.644	$2.840	$2.216	$2.217	$2.120	$2.012	$1.575	$1.442
Number of Accumulation Units outstanding at end of period (in thousands)	4	6	6	6	4	25	88	97
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.198	$22.249	$22.502	$21.761	$20.879	$16.525	$15.294	$16.396
Accumulation Unit Value at end of period	$25.966	$28.198	$22.249	$22.502	$21.761	$20.879	$16.525	$15.294
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—
Jennison Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.666	$1.239	$1.271	$1.159	$1.071	$0.791	$0.692	$0.701
Accumulation Unit Value at end of period	$1.626	$1.666	$1.239	$1.271	$1.159	$1.071	$0.791	$0.692
Number of Accumulation Units outstanding at end of period (in thousands)	139	170	207	215	218	220	418	416
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.948	$25.530	$26.479	$24.415	$22.810	$17.031	$15.067	$15.438
Accumulation Unit Value at end of period	$32.768	$33.948	$25.530	$26.479	$24.415	$22.810	$17.031	$15.067
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—
Prudential Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.150	$1.868	$1.705	$1.888	$1.743	$1.332	$1.182	$1.271
Accumulation Unit Value at end of period	$1.906	$2.150	$1.868	$1.705	$1.888	$1.743	$1.332	$1.182
Number of Accumulation Units outstanding at end of period (in thousands)	12	28	58	58	58	58	75	75
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.620	$21.634	$19.962	$22.346	$20.862	$16.115	$14.455	$15.725
Accumulation Unit Value at end of period	$21.587	$24.620	$21.634	$19.962	$22.346	$20.862	$16.115	$14.455
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—

APP V-10

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011
SP William Blair International Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.482	$1.109	$1.171	$1.150	$1.241	$1.060	$0.881	$1.053
Accumulation Unit Value at end of period	$1.271	$1.482	$1.109	$1.171	$1.150	$1.241	$1.060	$0.881
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	3	3	3	3
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.942	$15.832	$16.913	$16.797	$18.317	$15.823	$13.293	$16.071
Accumulation Unit Value at end of period	$17.755	$20.942	$15.832	$16.913	$16.797	$18.317	$15.823	$13.293
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—
Wells Fargo VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.368	$1.921	$1.884	$1.864	$1.994	$1.683	$1.499	$1.741
Accumulation Unit Value at end of period	$1.945	$2.368	$1.921	$1.884	$1.864	$1.994	$1.683	$1.499
Number of Accumulation Units outstanding at end of period (in thousands)	940	1,070	1,144	1,292	1,382	1,631	1,917	2,123
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.555	$14.394	$14.272	$14.284	$15.442	$13.181	$11.870	$13.935
Accumulation Unit Value at end of period	$14.256	$17.555	$14.394	$14.272	$14.284	$15.442	$13.181	$11.870
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	2	2	2	2	—
Wells Fargo VT Omega Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.408	$1.807	$1.816	$1.809	$1.760	$1.271	$1.066	$1.140
Accumulation Unit Value at end of period	$2.390	$2.408	$1.807	$1.816	$1.809	$1.760	$1.271	$1.066
Number of Accumulation Units outstanding at end of period (in thousands)	364	326	348	404	634	747	916	1,122
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$34.219	$25.959	$26.374	$26.571	$26.134	$19.081	$16.177	$17.499
Accumulation Unit Value at end of period	$33.598	$34.219	$25.959	$26.374	$26.571	$26.134	$19.081	$16.177
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	—	—	—	—
Wells Fargo VT Opportunity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.562	$18.085	$16.275	$16.963	$15.516	$11.993	$10.487	$10.000
Accumulation Unit Value at end of period	$19.819	$21.562	$18.085	$16.275	$16.963	$15.516	$11.993	$10.487
Number of Accumulation Units outstanding at end of period (in thousands)	65	73	101	174	186	199	218	261
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.110	$17.053	$15.516	$16.351	$15.121	$11.818	$10.448	$10.000
Accumulation Unit Value at end of period	$18.282	$20.110	$17.053	$15.516	$16.351	$15.121	$11.818	$10.448
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—

APP V-11

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011
Wells Fargo VT Small Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.825	$19.126	$17.915	$18.631	$19.186	$12.904	$12.085	$12.793
Accumulation Unit Value at end of period	$23.876	$23.825	$19.126	$17.915	$18.631	$19.186	$12.904	$12.085
Number of Accumulation Units outstanding at end of period (in thousands)	41	46	72	91	111	131	152	175
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.951	$17.815	$16.872	$17.740	$18.472	$12.560	$11.894	$12.729
Accumulation Unit Value at end of period	$21.757	$21.951	$17.815	$16.872	$17.740	$18.472	$12.560	$11.894
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	—	—	—	—
Victory Diversified Stock Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.043	$16.850	$16.422	$17.163	$15.770	$11.923	$10.383	$11.284
Accumulation Unit Value at end of period	$18.017	$21.043	$16.850	$16.422	$17.163	$15.770	$11.923	$10.383
Number of Accumulation Units outstanding at end of period (in thousands)	15	15	15	17	19	21	23	26
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.658	$19.153	$18.873	$19.943	$18.527	$14.162	$12.469	$13.701
Accumulation Unit Value at end of period	$20.034	$23.658	$19.153	$18.873	$19.943	$18.527	$14.162	$12.469
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—

APP V-12

Talcott Resolution Life and Annuity Insurance Company

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011
BlackRock S&P 500 Index V.I. Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.471	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.926	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11,250	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.449	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.837	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	83	—	—	—	—	—	—	—
Hartford Balanced HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.066	$7.942	$7.584	$7.666	$7.070	$5.907	$5.340	$5.308
Accumulation Unit Value at end of period	$8.485	$9.066	$7.942	$7.584	$7.666	$7.070	$5.907	$5.340
Number of Accumulation Units outstanding at end of period (in thousands)	62,991	71,155	80,085	91,956	107,757	134,585	164,083	197,494
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.776	$1.573	$1.519	$1.552	$1.447	$1.223	$1.117	$1.123
Accumulation Unit Value at end of period	$1.644	$1.776	$1.573	$1.519	$1.552	$1.447	$1.223	$1.117
Number of Accumulation Units outstanding at end of period (in thousands)	353	362	373	372	380	382	62	75
Hartford Capital Appreciation HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.502	$21.142	$20.288	$20.336	$19.190	$13.971	$11.955	$13.664
Accumulation Unit Value at end of period	$23.433	$25.502	$21.142	$20.288	$20.336	$19.190	$13.971	$11.955
Number of Accumulation Units outstanding at end of period (in thousands)	36,576	41,491	47,329	54,292	62,438	75,527	92,581	112,288
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.785	$3.173	$3.078	$3.119	$2.976	$2.191	$1.895	$2.190
Accumulation Unit Value at end of period	$3.440	$3.785	$3.173	$3.078	$3.119	$2.976	$2.191	$1.895
Number of Accumulation Units outstanding at end of period (in thousands)	120	228	201	215	250	148	113	119
Hartford Disciplined Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.130	$2.599	$2.489	$2.359	$2.056	$1.533	$1.320	$1.321
Accumulation Unit Value at end of period	$3.029	$3.130	$2.599	$2.489	$2.359	$2.056	$1.533	$1.320
Number of Accumulation Units outstanding at end of period (in thousands)	15,789	17,555	19,883	22,115	24,892	29,878	37,155	44,113
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.403	$2.018	$1.953	$1.872	$1.649	$1.243	$1.082	$1.095
Accumulation Unit Value at end of period	$2.300	$2.403	$2.018	$1.953	$1.872	$1.649	$1.243	$1.082
Number of Accumulation Units outstanding at end of period (in thousands)	76	80	80	31	25	45	45	67

APP V-13

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011
Hartford Dividend and Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.108	$6.937	$6.114	$6.263	$5.614	$4.309	$3.841	$3.839
Accumulation Unit Value at end of period	$7.581	$8.108	$6.937	$6.114	$6.263	$5.614	$4.309	$3.841
Number of Accumulation Units outstanding at end of period (in thousands)	66,490	75,862	86,444	98,384	115,081	141,367	174,032	209,332
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.753	$2.382	$2.122	$2.198	$1.992	$1.546	$1.393	$1.408
Accumulation Unit Value at end of period	$2.546	$2.753	$2.382	$2.122	$2.198	$1.992	$1.546	$1.393
Number of Accumulation Units outstanding at end of period (in thousands)	297	291	224	226	235	171	104	123
Hartford Global Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.835	$2.926	$2.906	$2.724	$2.582	$1.919	$1.574	$1.851
Accumulation Unit Value at end of period	$3.643	$3.835	$2.926	$2.906	$2.724	$2.582	$1.919	$1.574
Number of Accumulation Units outstanding at end of period (in thousands)	17,058	19,057	20,287	23,249	25,371	25,264	30,953	38,021
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.190	$2.460	$2.470	$2.341	$2.244	$1.686	$1.398	$1.663
Accumulation Unit Value at end of period	$2.997	$3.190	$2.460	$2.470	$2.341	$2.244	$1.686	$1.398
Number of Accumulation Units outstanding at end of period (in thousands)	87	26	2	30	43	31	20	26
Hartford Growth Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.901	$3.028	$3.081	$2.792	$2.477	$1.848	$1.475	$1.639
Accumulation Unit Value at end of period	$3.872	$3.901	$3.028	$3.081	$2.792	$2.477	$1.848	$1.475
Number of Accumulation Units outstanding at end of period (in thousands)	16,722	18,226	19,439	23,406	23,907	17,422	21,972	24,543
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.294	$2.585	$2.660	$2.437	$2.186	$1.648	$1.330	$1.495
Accumulation Unit Value at end of period	$3.235	$3.294	$2.585	$2.660	$2.437	$2.186	$1.648	$1.330
Number of Accumulation Units outstanding at end of period (in thousands)	65	71	67	82	110	63	20	21
Hartford Healthcare HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$6.262	$5.186	$5.732	$5.127	$4.075	$2.718	$2.281	$2.128
Accumulation Unit Value at end of period	$6.019	$6.262	$5.186	$5.732	$5.127	$4.075	$2.718	$2.281
Number of Accumulation Units outstanding at end of period (in thousands)	3,977	4,381	4,846	5,424	6,141	7,384	8,973	11,066
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$5.233	$4.382	$4.897	$4.429	$3.559	$2.399	$2.036	$1.921
Accumulation Unit Value at end of period	$4.975	$5.233	$4.382	$4.897	$4.429	$3.559	$2.399	$2.036
Number of Accumulation Units outstanding at end of period (in thousands)	16	15	15	15	15	15	15	16

APP V-14

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011
Hartford High Yield HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.560	$2.409	$2.135	$2.259	$2.230	$2.122	$1.879	$1.818
Accumulation Unit Value at end of period	$2.441	$2.560	$2.409	$2.135	$2.259	$2.230	$2.122	$1.879
Number of Accumulation Units outstanding at end of period (in thousands)	13,100	14,967	16,294	18,788	22,707	27,561	34,283	37,689
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.129	$2.026	$1.815	$1.942	$1.938	$1.864	$1.670	$1.633
Accumulation Unit Value at end of period	$2.008	$2.129	$2.026	$1.815	$1.942	$1.938	$1.864	$1.670
Number of Accumulation Units outstanding at end of period (in thousands)	26	68	66	15	5	54	10	11
Hartford International Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.938	$3.184	$3.184	$3.165	$3.334	$2.777	$2.339	$2.754
Accumulation Unit Value at end of period	$3.160	$3.938	$3.184	$3.184	$3.165	$3.334	$2.777	$2.339
Number of Accumulation Units outstanding at end of period (in thousands)	36,572	40,568	44,505	50,687	57,078	67,641	81,468	98,852
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.846	$1.509	$1.525	$1.533	$1.633	$1.375	$1.171	$1.394
Accumulation Unit Value at end of period	$1.465	$1.846	$1.509	$1.525	$1.533	$1.633	$1.375	$1.171
Number of Accumulation Units outstanding at end of period (in thousands)	200	274	166	137	119	76	47	65
Hartford MidCap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.128	$17.812	$15.483	$16.457	$15.837	$11.662	$10.191	$10.437
Accumulation Unit Value at end of period	$17.879	$20.128	$17.812	$15.483	$16.457	$15.837	$11.662	$10.191
Number of Accumulation Units outstanding at end of period (in thousands)	647	734	838	848	1,003	1,277	1,439	1,865
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.063	$16.161	$14.204	$15.264	$14.852	$11.057	$9.769	$10.117
Accumulation Unit Value at end of period	$15.870	$18.063	$16.161	$14.204	$15.264	$14.852	$11.057	$9.769
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	6	6	9	—	—
Hartford MidCap HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.409	$8.468	$7.658	$7.632	$6.939	$5.025	$4.260	$4.685
Accumulation Unit Value at end of period	$9.515	$10.409	$8.468	$7.658	$7.632	$6.939	$5.025	$4.260
Number of Accumulation Units outstanding at end of period (in thousands)	17,888	20,181	22,992	25,868	29,550	34,948	43,043	52,779
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$6.424	$5.284	$4.831	$4.868	$4.475	$3.277	$2.809	$3.123
Accumulation Unit Value at end of period	$5.808	$6.424	$5.284	$4.831	$4.868	$4.475	$3.277	$2.809
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	1

APP V-15

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011
Hartford MidCap Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.527	$3.148	$2.825	$2.896	$2.710	$2.037	$1.650	$1.828
Accumulation Unit Value at end of period	$2.976	$3.527	$3.148	$2.825	$2.896	$2.710	$2.037	$1.650
Number of Accumulation Units outstanding at end of period (in thousands)	16,106	18,162	20,714	23,011	26,115	30,877	35,948	43,671
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.961	$2.671	$2.424	$2.512	$2.377	$1.806	$1.480	$1.657
Accumulation Unit Value at end of period	$2.471	$2.961	$2.671	$2.424	$2.512	$2.377	$1.806	$1.480
Number of Accumulation Units outstanding at end of period (in thousands)	49	91	93	71	79	78	62	61
Hartford Small Cap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.459	$2.917	$2.628	$2.676	$2.560	$1.790	$1.544	$1.541
Accumulation Unit Value at end of period	$3.016	$3.459	$2.917	$2.628	$2.676	$2.560	$1.790	$1.544
Number of Accumulation Units outstanding at end of period (in thousands)	6,834	7,015	8,165	9,436	10,939	13,958	15,165	19,000
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.921	$2.491	$2.269	$2.336	$2.259	$1.597	$1.392	$1.406
Accumulation Unit Value at end of period	$2.519	$2.921	$2.491	$2.269	$2.336	$2.259	$1.597	$1.392
Number of Accumulation Units outstanding at end of period (in thousands)	17	58	67	5	—	78	6	12
Hartford Small Company HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$4.996	$4.003	$3.972	$4.382	$4.144	$2.907	$2.545	$2.667
Accumulation Unit Value at end of period	$4.725	$4.996	$4.003	$3.972	$4.382	$4.144	$2.907	$2.545
Number of Accumulation Units outstanding at end of period (in thousands)	16,158	18,001	19,675	22,424	25,466	29,863	35,881	43,459
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.950	$2.390	$2.398	$2.675	$2.558	$1.814	$1.606	$1.701
Accumulation Unit Value at end of period	$2.760	$2.950	$2.390	$2.398	$2.675	$2.558	$1.814	$1.606
Number of Accumulation Units outstanding at end of period (in thousands)	24	20	85	11	21	57	10	11
Hartford Stock HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.639	$10.678	$10.066	$9.921	$9.025	$6.910	$6.117	$6.263
Accumulation Unit Value at end of period	$12.464	$12.639	$10.678	$10.066	$9.921	$9.025	$6.910	$6.117
Number of Accumulation Units outstanding at end of period (in thousands)	29,230	33,326	37,675	42,712	49,443	59,673	73,019	87,842
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.798	$1.536	$1.464	$1.458	$1.341	$1.038	$0.929	$0.962
Accumulation Unit Value at end of period	$1.753	$1.798	$1.536	$1.464	$1.458	$1.341	$1.038	$0.929
Number of Accumulation Units outstanding at end of period (in thousands)	44	1	1	1	1	2	4	23

APP V-16

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011
Hartford Total Return Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$4.444	$4.279	$4.147	$4.224	$4.039	$4.146	$3.904	$3.695
Accumulation Unit Value at end of period	$4.353	$4.444	$4.279	$4.147	$4.224	$4.039	$4.146	$3.904
Number of Accumulation Units outstanding at end of period (in thousands)	35,136	38,606	41,911	47,195	54,621	66,243	85,314	97,444
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.689	$1.644	$1.611	$1.659	$1.604	$1.664	$1.585	$1.516
Accumulation Unit Value at end of period	$1.636	$1.689	$1.644	$1.611	$1.659	$1.604	$1.664	$1.585
Number of Accumulation Units outstanding at end of period (in thousands)	146	217	239	182	324	232	183	131
Hartford U.S. Government Securities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.251	$1.251	$1.247	$1.243	$1.224	$1.261	$1.231	$1.189
Accumulation Unit Value at end of period	$1.246	$1.251	$1.251	$1.247	$1.243	$1.224	$1.261	$1.231
Number of Accumulation Units outstanding at end of period (in thousands)	27,188	30,115	33,264	36,381	41,452	51,736	70,188	82,561
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.057	$1.068	$1.077	$1.085	$1.081	$1.125	$1.111	$1.084
Accumulation Unit Value at end of period	$1.041	$1.057	$1.068	$1.077	$1.085	$1.081	$1.125	$1.111
Number of Accumulation Units outstanding at end of period (in thousands)	50	83	93	124	126	39	13	40
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.906	$1.910	$1.916	$1.938	$1.960	$1.985	$2.010	$2.035
Accumulation Unit Value at end of period	$1.912	$1.906	$1.910	$1.916	$1.938	$1.960	$1.985	$2.010
Number of Accumulation Units outstanding at end of period (in thousands)	19,740	20,400	22,495	25,908	30,195	37,949	52,389	62,003
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.904	$0.917	$0.929	$0.950	$0.972	$0.995	$1.019	$1.043
Accumulation Unit Value at end of period	$0.897	$0.904	$0.917	$0.929	$0.950	$0.972	$0.995	$1.019
Number of Accumulation Units outstanding at end of period (in thousands)	18	18	19	20	23	25	—	163
Hartford Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.611	$2.291	$2.040	$2.131	$1.938	$1.487	$1.287	$1.329
Accumulation Unit Value at end of period	$2.316	$2.611	$2.291	$2.040	$2.131	$1.938	$1.487	$1.287
Number of Accumulation Units outstanding at end of period (in thousands)	25,194	28,952	32,756	37,514	44,104	54,382	68,387	84,751
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.192	$1.944	$1.751	$1.849	$1.700	$1.319	$1.154	$1.205
Accumulation Unit Value at end of period	$1.923	$2.192	$1.944	$1.751	$1.849	$1.700	$1.319	$1.154
Number of Accumulation Units outstanding at end of period (in thousands)	105	151	196	229	266	106	58	47

APP V-17

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011
Invesco V.I. Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.509	$9.575	$9.686	$9.807	$9.929	$9.985	$—	$—
Accumulation Unit Value at end of period	$9.536	$9.509	$9.575	$9.686	$9.807	$9.929	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,722	1,627	1,498	1,728	1,510	1,103	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.041	$9.204	$9.414	$9.637	$9.864	$9.971	$—	$—
Accumulation Unit Value at end of period	$8.968	$9.041	$9.204	$9.414	$9.637	$9.864	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	55	12	5	20	11	18	—	—
(a) Inception date April 20, 2018.

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011
Wells Fargo VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.368	$1.921	$1.884	$1.864	$1.994	$1.683	$1.499	$1.741
Accumulation Unit Value at end of period	$1.945	$2.368	$1.921	$1.884	$1.864	$1.994	$1.683	$1.499
Number of Accumulation Units outstanding at end of period (in thousands)	6	11	11	16	22	28	30	71
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.555	$14.394	$14.272	$14.284	$15.442	$13.181	$11.870	$13.935
Accumulation Unit Value at end of period	$14.256	$17.555	$14.394	$14.272	$14.284	$15.442	$13.181	$11.870
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	6	7	7	3	4	4
Wells Fargo VT Omega Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.408	$1.807	$1.816	$1.809	$1.760	$1.271	$1.066	$1.140
Accumulation Unit Value at end of period	$2.390	$2.408	$1.807	$1.816	$1.809	$1.760	$1.271	$1.066
Number of Accumulation Units outstanding at end of period (in thousands)	9	9	9	9	9	9	9	15
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$34.219	$25.959	$26.374	$26.571	$26.134	$19.081	$16.177	$17.499
Accumulation Unit Value at end of period	$33.598	$34.219	$25.959	$26.374	$26.571	$26.134	$19.081	$16.177
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1
Wells Fargo VT Opportunity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.562	$18.085	$16.275	$16.963	$15.516	$11.993	$10.487	$10.000
Accumulation Unit Value at end of period	$19.819	$21.562	$18.085	$16.275	$16.963	$15.516	$11.993	$10.487
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	3	4	15	21
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.110	$17.053	$15.516	$16.351	$15.121	$11.818	$10.448	$10.000
Accumulation Unit Value at end of period	$18.282	$20.110	$17.053	$15.516	$16.351	$15.121	$11.818	$10.448
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	—	—	—
APP V-18

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011
Wells Fargo VT Small Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.825	$19.126	$17.915	$18.631	$19.186	$12.904	$12.085	$12.793
Accumulation Unit Value at end of period	$23.876	$23.825	$19.126	$17.915	$18.631	$19.186	$12.904	$12.085
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	2
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.951	$17.815	$16.872	$17.740	$18.472	$12.560	$11.894	$12.729
Accumulation Unit Value at end of period	$21.757	$21.951	$17.815	$16.872	$17.740	$18.472	$12.560	$11.894
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	—	—	—	—
BlackRock Large Cap Focus Growth V.I. Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.154	$1.684	$1.580	$1.558	$1.382	$1.045	$0.918	$0.907
Accumulation Unit Value at end of period	$2.192	$2.154	$1.684	$1.580	$1.558	$1.382	$1.045	$0.918
Number of Accumulation Units outstanding at end of period (in thousands)	112	123	105	112	111	150	158	207
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.087	$25.355	$24.061	$23.979	$21.503	$16.438	$14.606	$14.595
Accumulation Unit Value at end of period	$32.286	$32.087	$25.355	$24.061	$23.979	$21.503	$16.438	$14.606
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	3	3	3	—
Jennison 20/20 Focus Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.840	$2.216	$2.217	$2.120	$2.012	$1.575	$1.442	$1.529
Accumulation Unit Value at end of period	$2.644	$2.840	$2.216	$2.217	$2.120	$2.012	$1.575	$1.442
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.198	$22.249	$22.502	$21.761	$20.879	$16.525	$15.294	$16.396
Accumulation Unit Value at end of period	$25.966	$28.198	$22.249	$22.502	$21.761	$20.879	$16.525	$15.294
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—
Jennison Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.666	$1.239	$1.271	$1.159	$1.071	$0.791	$0.692	$0.701
Accumulation Unit Value at end of period	$1.626	$1.666	$1.239	$1.271	$1.159	$1.071	$0.791	$0.692
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.948	$25.530	$26.479	$24.415	$22.810	$17.031	$15.067	$15.438
Accumulation Unit Value at end of period	$32.768	$33.948	$25.530	$26.479	$24.415	$22.810	$17.031	$15.067
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—

APP V-19

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011
Prudential Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.150	$1.868	$1.705	$1.888	$1.743	$1.332	$1.182	$1.271
Accumulation Unit Value at end of period	$1.906	$2.150	$1.868	$1.705	$1.888	$1.743	$1.332	$1.182
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.620	$21.634	$19.962	$22.346	$20.862	$16.115	$14.455	$15.725
Accumulation Unit Value at end of period	$21.587	$24.620	$21.634	$19.962	$22.346	$20.862	$16.115	$14.455
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—
SP William Blair International Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.482	$1.109	$1.171	$1.150	$1.241	$1.060	$0.881	$1.053
Accumulation Unit Value at end of period	$1.271	$1.482	$1.109	$1.171	$1.150	$1.241	$1.060	$0.881
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.942	$15.832	$16.913	$16.797	$18.317	$15.823	$13.293	$16.071
Accumulation Unit Value at end of period	$17.755	$20.942	$15.832	$16.913	$16.797	$18.317	$15.823	$13.293
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011
Wells Fargo VT Discovery Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$33.619	$26.362	$24.798	$25.483	$25.712	$18.105	$15.571	$15.700
Accumulation Unit Value at end of period	$30.857	$33.619	$26.362	$24.798	$25.483	$25.712	$18.105	$15.571
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$36.717	$29.110	$27.686	$28.765	$29.345	$20.891	$18.166	$18.519
Accumulation Unit Value at end of period	$33.331	$36.717	$29.110	$27.686	$28.765	$29.345	$20.891	$18.166
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—
Wells Fargo VT Index Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.402	$2.167	$2.038	$2.038	$1.748	$1.479	$1.325	$1.260
Accumulation Unit Value at end of period	$2.303	$2.402	$2.167	$2.038	$2.038	$1.748	$1.479	$1.325
Number of Accumulation Units outstanding at end of period (in thousands)	63	67	70	73	76	75	89	97
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.962	$20.943	$19.913	$20.135	$17.461	$14.942	$13.533	$13.011
Accumulation Unit Value at end of period	$21.777	$22.962	$20.943	$19.913	$20.135	$17.461	$14.942	$13.533
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—

APP V-20

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011
Wells Fargo VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.339	$13.306	$13.043	$12.974	$13.880	$11.759	$10.492	$12.200
Accumulation Unit Value at end of period	$13.348	$16.339	$13.306	$13.043	$12.974	$13.880	$11.759	$10.492
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	3	7	7
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.041	$12.385	$12.275	$12.344	$13.353	$11.437	$10.318	$12.130
Accumulation Unit Value at end of period	$12.153	$15.041	$12.385	$12.275	$12.344	$13.353	$11.437	$10.318
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—
Wells Fargo VT Omega Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.191	$19.704	$19.849	$19.832	$19.334	$13.995	$11.771	$12.618
Accumulation Unit Value at end of period	$25.937	$26.191	$19.704	$19.849	$19.832	$19.334	$13.995	$11.771
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	6	6	7	7	8	10
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.130	$18.354	$18.694	$18.884	$18.614	$13.623	$11.584	$12.556
Accumulation Unit Value at end of period	$23.635	$24.130	$18.354	$18.694	$18.884	$18.614	$13.623	$11.584
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.275	$21.249	$19.172	$20.031	$18.368	$14.233	$12.475	$13.370
Accumulation Unit Value at end of period	$23.177	$25.275	$21.249	$19.172	$20.031	$18.368	$14.233	$12.475
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	1	1
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.586	$26.849	$24.493	$25.873	$23.988	$18.792	$16.654	$18.046
Accumulation Unit Value at end of period	$28.648	$31.586	$26.849	$24.493	$25.873	$23.988	$18.792	$16.654
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.180	$2.558	$2.404	$2.507	$2.587	$1.744	$1.637	$1.737
Accumulation Unit Value at end of period	$3.182	$3.180	$2.558	$2.404	$2.507	$2.587	$1.744	$1.637
Number of Accumulation Units outstanding at end of period (in thousands)	6	8	8	8	8	15	15	18
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.742	$27.447	$26.079	$27.492	$28.684	$19.546	$18.551	$19.907
Accumulation Unit Value at end of period	$33.390	$33.742	$27.447	$26.079	$27.492	$28.684	$19.546	$18.551
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—

APP V-21

Appendix VI — Model Investment Options

(Percentage allocations apply to value in the Sub-Accounts)

Applicable To The Following Products

•	AmSouth VA 2

•	Director Classic 1

•	Director Elite 1

•	Director Elite Outlook 1

•	Director Elite Plus 1

•	Director Focus 1

•	Director Preferred 1

•	Director Select 2

•	Fifth Third Director 1

•	First Horizon Director 1

•	The BB&T Director 2

•	The Director Choice VA 2

•	The Director Solution 1

•	The Director VA 7

•	The Huntington Director 1

•	The Wachovia Director 1

•	Wells Fargo Director 1

Occasionally, funds may be liquidated or merged into other funds due to actions taken by its fund company. As a result of these actions, the funds available in particular models may be impacted. We mail notifications of any such changes around the time they occur. If you are invested in a model, it is important to regularly review the current fund allocations of your model with your Investment professional to determine whether they meet your current and ongoing needs.

As of May 2, 2016, the following models are available:

Portfolio Planner Models

Fund	Series 1142	Series 1143	Series 2102	Series 3035
Hartford Disciplined Equity HLS Fund	5%	6%	8%	9%
Hartford Dividend and Growth HLS Fund	4%	5%	6%	8%
Hartford Global Growth HLS Fund	4%	6%	7%	9%
Hartford Growth Opportunities HLS Fund	6%	8%	10%	11%
Hartford High Yield HLS Fund	17%	21%	19%	18%
Hartford International Opportunities HLS Fund	5%	7%	9%	11%
Hartford MidCap Value HLS Fund	1%	1%	2%	2%
Hartford Small Cap Growth HLS Fund	2%	3%	3%	4%
Hartford MidCap Growth HLS Fund (formerly Hartford Small/Mid Cap Equity HLS Fund)	3%	4%	5%	6%
Hartford Total Return Bond HLS Fund	26%	18%	13%	9%
Hartford U.S. Government Securities HLS Fund	27%	21%	18%	13%
Total	100%	100%	100%	100%

APP VI-1

The SAI is designed to provide additional information and is intended for those who have read this prospectus and are interested in a more detailed explanation of financial statements for us and the Separate Account. The SAI is not your personal Variable Annuity Quarterly Statement.
You may obtain a copy of the SAI, free of charge, by:
1)     completing the form below and mailing to the address shown; or
2)     calling us at 800-862-6668.
To obtain a copy of the SAI by mail or email, complete the form below and mail to:
Talcott Resolution Life Insurance Company
Talcott Resolution Life and Annuity Insurance Company
PO Box 14293
Lexington, KY 40512-4293
Please send a copy of the SAI via email or physical address to:

Name:______________________________________________________________________________________

Email:______________________________________________________________________________________

Address:____________________________________________________________________________________

City/State/Zip Code:___________________________________________________________________________

Phone Number: ______________________________________________________________________________

Contract Number:_____________________________________________________________________________

Statement of Additional Information
Talcott Resolution Life and Annuity Insurance Company
Separate Account One
The Director Series VII/VIIR
The Director Select II/IIR
The Director Solution I/IR
Director Preferred I/IR
Director Elite I/IR

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.
To obtain a prospectus, send a written request to Talcott Resolution Life and Annuity Insurance Company, P. O. Box 14293, Lexington, KY 40512-4293.
Date of Prospectus: May 1, 2019
Date of Statement of Additional Information: May 1, 2019

General Information
Safekeeping of Assets
We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.
Experts
The statutory-basis financial statements of Talcott Resolution Life and Annuity Insurance Company as of December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report (which report expresses an unmodified opinion in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut and expresses an adverse opinion for the statutory-basis financial statements because the financial statements are not fairly presented in conformity with accounting principles generally accepted in the United States of America), and the statements of assets and liabilities of each of the individual sub-accounts which comprise Talcott Resolution Life and Annuity Insurance Company Separate Account One as of December 31, 2018, and the related statements of operations for each of the periods then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is CityPlace I, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.
Non-Participating
The Contract is non-participating and we pay no dividends.
Misstatement of Age or Sex
If an Annuitant’s age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.
Principal Underwriter
The Contracts, which are offered continuously, are distributed by Talcott Resolution Distribution Company, Inc. (“TDC”). TDC serves as Principal Underwriter for the securities issued with respect to the Separate Account. TDC is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. TDC is an affiliate of ours. Both TDC and Talcott Resolution are ultimately controlled by Henry Cornell, David I. Schamis, and Robert E. Diamond. The principal business address of TDC is the same as ours.
Talcott Resolution currently pays TDC underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to TDC in its role as Principal Underwriter has been: 2018 : $ 14,230,501 ; 2017 : $ 18,817,826 ; and 2016 : $ 20,036,637 .
Performance Related Information
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
Total Return for all Sub-Accounts
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, we use a hypothetical initial premium payment of $1,000.00 and deduct for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.
The formula we use to calculate standardized total return is P(1+T)n = ERV. In this calculation, “P” represents a hypothetical initial premium payment of $1,000.00, “T” represents the average annual total return, “n” represents the number of years and “ERV” represents the redeemable value at the end of the period.
In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.
Yield for Sub-Accounts
If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.
The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.
The formula we use to calculate yield is: YIELD = 2[(a - b/cd +1)6 - 1]. In this calculation, “a” represents the net investment income earned during the period by the underlying fund, “b” represents the expenses accrued for the period, “c” represents the average daily number of Accumulation Units outstanding during the period and “d” represents the maximum offering price per Accumulation Unit on the last day of the period.
Money Market Sub-Accounts
At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.
Current yield of a money market fund Sub-Account is calculated for a seven-day period or the “base period” without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculate the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divide that number by the value of the account at the beginning of the base period. The result is the base period return or “BPR.” Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.
The formula for this calculation is YIELD = BPR × (365/7), where BPR = (A - B)/C. “A” is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. “B” is equal to the amount that we deduct for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. “C” represents the value of the Sub-Account at the beginning of the base period.
Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] - 1.
Additional Materials
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.
Performance Comparisons
Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract’s sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Accumulation Unit Values
(For an Accumulation Unit outstanding throughout the period)
The following information should be read in conjunction with the financial statements for the Separate Account included in this SAI.
There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The tables below show all possible Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Values are shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
BlackRock S&P 500 Index V.I. Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.471	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.926	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11,250	—	—	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.468	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.914	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	258	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$9.467	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.910	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	265	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.464	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.898	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	270	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.464	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.898	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	270	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.461	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.885	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	76	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.461	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.885	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	76	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.460	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.881	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	33	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.458	$—	$—	$—	$—	$—	$—	$—	$—	$—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Accumulation Unit Value at end of period	$8.873	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	264	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.457	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.869	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	45	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.457	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.869	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	45	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.456	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.865	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	218	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.454	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.857	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.453	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.853	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	38	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.452	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.849	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	73	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.449	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.837	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	83	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Balanced HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.066	$7.942	$7.584	$7.666	$7.070	$5.907	$5.340	$5.308	$4.793	$3.725
Accumulation Unit Value at end of period	$8.485	$9.066	$7.942	$7.584	$7.666	$7.070	$5.907	$5.340	$5.308	$4.793
Number of Accumulation Units outstanding at end of period (in thousands)	62,991	71,155	80,085	91,956	107,757	134,585	164,083	197,494	235,109	267,628
With Optional Death Benefit

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Accumulation Unit Value at beginning of period	$8.816	$7.735	$7.397	$7.488	$6.916	$5.788	$5.239	$5.216	$4.717	$3.672
Accumulation Unit Value at end of period	$8.238	$8.816	$7.735	$7.397	$7.488	$6.916	$5.788	$5.239	$5.216	$4.717
Number of Accumulation Units outstanding at end of period (in thousands)	1,617	1,871	2,075	2,367	2,785	3,244	3,878	4,563	5,306	5,719
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$8.765	$7.693	$7.361	$7.456	$6.890	$5.768	$5.224	$5.204	$4.709	$3.667
Accumulation Unit Value at end of period	$8.186	$8.765	$7.693	$7.361	$7.456	$6.890	$5.768	$5.224	$5.204	$4.709
Number of Accumulation Units outstanding at end of period (in thousands)	1,784	1,896	2,066	2,269	2,516	2,750	3,117	3,684	4,309	4,740
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$8.523	$7.492	$7.180	$7.282	$6.740	$5.651	$5.126	$5.114	$4.634	$3.614
Accumulation Unit Value at end of period	$7.948	$8.523	$7.492	$7.180	$7.282	$6.740	$5.651	$5.126	$5.114	$4.634
Number of Accumulation Units outstanding at end of period (in thousands)	1,850	2,086	2,594	3,067	3,528	4,363	5,695	7,100	9,447	12,108
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$8.523	$7.492	$7.180	$7.282	$6.740	$5.651	$5.126	$5.114	$4.634	$3.614
Accumulation Unit Value at end of period	$7.948	$8.523	$7.492	$7.180	$7.282	$6.740	$5.651	$5.126	$5.114	$4.634
Number of Accumulation Units outstanding at end of period (in thousands)	1,850	2,086	2,594	3,067	3,528	4,363	5,695	7,100	9,447	12,108
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.328	$7.332	$7.036	$7.148	$6.625	$5.564	$5.054	$5.050	$4.583	$3.579
Accumulation Unit Value at end of period	$7.754	$8.328	$7.332	$7.036	$7.148	$6.625	$5.564	$5.054	$5.050	$4.583
Number of Accumulation Units outstanding at end of period (in thousands)	594	755	1,016	1,249	1,591	2,192	3,471	4,430	5,406	6,301
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$8.328	$7.332	$7.036	$7.148	$6.625	$5.564	$5.054	$5.050	$4.583	$3.579
Accumulation Unit Value at end of period	$7.754	$8.328	$7.332	$7.036	$7.148	$6.625	$5.564	$5.054	$5.050	$4.583
Number of Accumulation Units outstanding at end of period (in thousands)	594	755	1,016	1,249	1,591	2,192	3,471	4,430	5,406	6,301
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$8.264	$7.279	$6.989	$7.104	$6.588	$5.535	$5.030	$5.028	$4.566	$3.568
Accumulation Unit Value at end of period	$7.691	$8.264	$7.279	$6.989	$7.104	$6.588	$5.535	$5.030	$5.028	$4.566
Number of Accumulation Units outstanding at end of period (in thousands)	240	262	311	346	411	556	671	921	1,333	1,524
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.901	$1.676	$1.611	$1.639	$1.522	$1.280	$1.164	$1.165	$1.059	$0.828
Accumulation Unit Value at end of period	$1.768	$1.901	$1.676	$1.611	$1.639	$1.522	$1.280	$1.164	$1.165	$1.059
Number of Accumulation Units outstanding at end of period (in thousands)	8,245	8,916	10,127	11,090	12,146	12,702	12,018	13,421	13,479	5,207
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.075	$7.123	$6.850	$6.973	$6.476	$5.449	$4.960	$4.965	$4.515	$3.534
Accumulation Unit Value at end of period	$7.504	$8.075	$7.123	$6.850	$6.973	$6.476	$5.449	$4.960	$4.965	$4.515
Number of Accumulation Units outstanding at end of period (in thousands)	263	282	307	352	409	520	679	952	1,371	1,488
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$8.075	$7.123	$6.850	$6.973	$6.476	$5.449	$4.960	$4.965	$4.515	$3.534
Accumulation Unit Value at end of period	$7.504	$8.075	$7.123	$6.850	$6.973	$6.476	$5.449	$4.960	$4.965	$4.515
Number of Accumulation Units outstanding at end of period (in thousands)	263	282	307	352	409	520	679	952	1,371	1,488
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.871	$1.651	$1.589	$1.618	$1.503	$1.265	$1.152	$1.154	$1.050	$0.822

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Accumulation Unit Value at end of period	$1.738	$1.871	$1.651	$1.589	$1.618	$1.503	$1.265	$1.152	$1.154	$1.050
Number of Accumulation Units outstanding at end of period (in thousands)	5,693	6,492	6,889	7,673	7,758	7,765	5,288	5,659	6,403	5,267
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.843	$1.629	$1.568	$1.599	$1.487	$1.253	$1.142	$1.145	$1.043	$0.818
Accumulation Unit Value at end of period	$1.710	$1.843	$1.629	$1.568	$1.599	$1.487	$1.253	$1.142	$1.145	$1.043
Number of Accumulation Units outstanding at end of period (in thousands)	97	108	114	182	227	236	535	562	627	647
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.827	$1.615	$1.556	$1.587	$1.477	$1.245	$1.136	$1.139	$1.038	$0.814
Accumulation Unit Value at end of period	$1.695	$1.827	$1.615	$1.556	$1.587	$1.477	$1.245	$1.136	$1.139	$1.038
Number of Accumulation Units outstanding at end of period (in thousands)	707	750	769	696	575	469	645	312	361	122
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.814	$1.604	$1.546	$1.578	$1.469	$1.239	$1.131	$1.135	$1.035	$0.812
Accumulation Unit Value at end of period	$1.681	$1.814	$1.604	$1.546	$1.578	$1.469	$1.239	$1.131	$1.135	$1.035
Number of Accumulation Units outstanding at end of period (in thousands)	1,171	1,240	1,282	1,383	1,333	1,376	1,417	1,106	659	200
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.776	$1.573	$1.519	$1.552	$1.447	$1.223	$1.117	$1.123	$1.025	$0.806
Accumulation Unit Value at end of period	$1.644	$1.776	$1.573	$1.519	$1.552	$1.447	$1.223	$1.117	$1.123	$1.025
Number of Accumulation Units outstanding at end of period (in thousands)	353	362	373	372	380	382	62	75	22	23

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Capital Appreciation HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.502	$21.142	$20.288	$20.336	$19.190	$13.971	$11.955	$13.664	$11.876	$8.255
Accumulation Unit Value at end of period	$23.433	$25.502	$21.142	$20.288	$20.336	$19.190	$13.971	$11.955	$13.664	$11.876
Number of Accumulation Units outstanding at end of period (in thousands)	36,576	41,491	47,329	54,292	62,438	75,527	92,581	112,288	133,495	158,333
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$24.798	$20.589	$19.787	$19.864	$18.772	$13.688	$11.730	$13.427	$11.687	$8.136
Accumulation Unit Value at end of period	$22.752	$24.798	$20.589	$19.787	$19.864	$18.772	$13.688	$11.730	$13.427	$11.687
Number of Accumulation Units outstanding at end of period (in thousands)	853	998	1,133	1,327	1,577	1,924	2,271	2,658	3,141	3,693
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$24.653	$20.479	$19.691	$19.778	$18.700	$13.642	$11.696	$13.395	$11.666	$8.125
Accumulation Unit Value at end of period	$22.608	$24.653	$20.479	$19.691	$19.778	$18.700	$13.642	$11.696	$13.395	$11.666
Number of Accumulation Units outstanding at end of period (in thousands)	1,013	1,114	1,236	1,417	1,548	1,719	2,051	2,603	3,423	3,960
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.973	$19.944	$19.205	$19.319	$18.293	$13.365	$11.476	$13.163	$11.481	$8.008
Accumulation Unit Value at end of period	$21.951	$23.973	$19.944	$19.205	$19.319	$18.293	$13.365	$11.476	$13.163	$11.481
Number of Accumulation Units outstanding at end of period (in thousands)	889	1,044	1,210	1,461	1,701	2,273	3,001	3,904	5,313	7,228
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$23.973	$19.944	$19.205	$19.319	$18.293	$13.365	$11.476	$13.163	$11.481	$8.008
Accumulation Unit Value at end of period	$21.951	$23.973	$19.944	$19.205	$19.319	$18.293	$13.365	$11.476	$13.163	$11.481

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of Accumulation Units outstanding at end of period (in thousands)	889	1,044	1,210	1,461	1,701	2,273	3,001	3,904	5,313	7,228
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.425	$19.517	$18.822	$18.962	$17.983	$13.158	$11.315	$12.998	$11.353	$7.932
Accumulation Unit Value at end of period	$21.417	$23.425	$19.517	$18.822	$18.962	$17.983	$13.158	$11.315	$12.998	$11.353
Number of Accumulation Units outstanding at end of period (in thousands)	333	449	570	701	953	1,366	2,576	3,316	4,442	5,371
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.425	$19.517	$18.822	$18.962	$17.983	$13.158	$11.315	$12.998	$11.353	$7.932
Accumulation Unit Value at end of period	$21.417	$23.425	$19.517	$18.822	$18.962	$17.983	$13.158	$11.315	$12.998	$11.353
Number of Accumulation Units outstanding at end of period (in thousands)	333	449	570	701	953	1,366	2,576	3,316	4,442	5,371
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.245	$19.377	$18.697	$18.845	$17.881	$13.090	$11.262	$12.943	$11.311	$7.906
Accumulation Unit Value at end of period	$21.242	$23.245	$19.377	$18.697	$18.845	$17.881	$13.090	$11.262	$12.943	$11.311
Number of Accumulation Units outstanding at end of period (in thousands)	115	124	150	178	215	290	398	533	797	1,079
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$4.051	$3.380	$3.265	$3.294	$3.129	$2.293	$1.975	$2.272	$1.987	$1.390
Accumulation Unit Value at end of period	$3.698	$4.051	$3.380	$3.265	$3.294	$3.129	$2.293	$1.975	$2.272	$1.987
Number of Accumulation Units outstanding at end of period (in thousands)	8,146	9,980	11,061	13,388	15,053	17,385	18,099	19,687	20,840	10,115
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.713	$18.962	$18.324	$18.497	$17.577	$12.887	$11.104	$12.781	$11.186	$7.830
Accumulation Unit Value at end of period	$20.725	$22.713	$18.962	$18.324	$18.497	$17.577	$12.887	$11.104	$12.781	$11.186
Number of Accumulation Units outstanding at end of period (in thousands)	166	194	232	264	312	386	547	829	1,110	1,364
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.713	$18.962	$18.324	$18.497	$17.577	$12.887	$11.104	$12.781	$11.186	$7.830
Accumulation Unit Value at end of period	$20.725	$22.713	$18.962	$18.324	$18.497	$17.577	$12.887	$11.104	$12.781	$11.186
Number of Accumulation Units outstanding at end of period (in thousands)	166	194	232	264	312	386	547	829	1,110	1,364
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.986	$3.330	$3.219	$3.251	$3.091	$2.267	$1.955	$2.251	$1.971	$1.380
Accumulation Unit Value at end of period	$3.636	$3.986	$3.330	$3.219	$3.251	$3.091	$2.267	$1.955	$2.251	$1.971
Number of Accumulation Units outstanding at end of period (in thousands)	5,055	5,382	6,438	7,653	8,517	8,933	7,321	7,757	8,886	8,084
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$3.928	$3.284	$3.179	$3.213	$3.058	$2.245	$1.938	$2.234	$1.958	$1.373
Accumulation Unit Value at end of period	$3.579	$3.928	$3.284	$3.179	$3.213	$3.058	$2.245	$1.938	$2.234	$1.958
Number of Accumulation Units outstanding at end of period (in thousands)	156	178	223	240	258	367	435	530	587	588
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.894	$3.257	$3.154	$3.190	$3.037	$2.231	$1.926	$2.222	$1.949	$1.367
Accumulation Unit Value at end of period	$3.546	$3.894	$3.257	$3.154	$3.190	$3.037	$2.231	$1.926	$2.222	$1.949
Number of Accumulation Units outstanding at end of period (in thousands)	1,157	977	1,023	914	904	780	562	528	1,116	3,034
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.865	$3.235	$3.134	$3.171	$3.021	$2.221	$1.918	$2.213	$1.942	$1.363

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Accumulation Unit Value at end of period	$3.518	$3.865	$3.235	$3.134	$3.171	$3.021	$2.221	$1.918	$2.213	$1.942
Number of Accumulation Units outstanding at end of period (in thousands)	1,142	1,218	1,362	1,512	1,495	1,512	1,380	1,292	963	379
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.785	$3.173	$3.078	$3.119	$2.976	$2.191	$1.895	$2.190	$1.925	$1.353
Accumulation Unit Value at end of period	$3.440	$3.785	$3.173	$3.078	$3.119	$2.976	$2.191	$1.895	$2.190	$1.925
Number of Accumulation Units outstanding at end of period (in thousands)	120	228	201	215	250	148	113	119	93	66

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Disciplined Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.130	$2.599	$2.489	$2.359	$2.056	$1.533	$1.320	$1.321	$1.173	$0.945
Accumulation Unit Value at end of period	$3.029	$3.130	$2.599	$2.489	$2.359	$2.056	$1.533	$1.320	$1.321	$1.173
Number of Accumulation Units outstanding at end of period (in thousands)	15,789	17,555	19,883	22,115	24,892	29,878	37,155	44,113	52,474	65,096
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$3.043	$2.532	$2.427	$2.304	$2.011	$1.502	$1.295	$1.298	$1.154	$0.932
Accumulation Unit Value at end of period	$2.941	$3.043	$2.532	$2.427	$2.304	$2.011	$1.502	$1.295	$1.298	$1.154
Number of Accumulation Units outstanding at end of period (in thousands)	1,059	1,168	1,317	1,697	2,071	2,522	2,982	3,248	3,766	4,421
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$3.026	$2.518	$2.416	$2.294	$2.003	$1.497	$1.291	$1.295	$1.152	$0.930
Accumulation Unit Value at end of period	$2.923	$3.026	$2.518	$2.416	$2.294	$2.003	$1.497	$1.291	$1.295	$1.152
Number of Accumulation Units outstanding at end of period (in thousands)	1,303	1,446	1,617	1,800	1,963	2,139	2,507	2,998	3,728	4,450
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.942	$2.452	$2.356	$2.241	$1.960	$1.466	$1.267	$1.272	$1.134	$0.917
Accumulation Unit Value at end of period	$2.838	$2.942	$2.452	$2.356	$2.241	$1.960	$1.466	$1.267	$1.272	$1.134
Number of Accumulation Units outstanding at end of period (in thousands)	1,020	1,195	1,528	1,910	2,296	2,682	3,780	4,876	6,577	8,216
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.942	$2.452	$2.356	$2.241	$1.960	$1.466	$1.267	$1.272	$1.134	$0.917
Accumulation Unit Value at end of period	$2.838	$2.942	$2.452	$2.356	$2.241	$1.960	$1.466	$1.267	$1.272	$1.134
Number of Accumulation Units outstanding at end of period (in thousands)	1,020	1,195	1,528	1,910	2,296	2,682	3,780	4,876	6,577	8,216
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.875	$2.400	$2.309	$2.199	$1.927	$1.444	$1.249	$1.256	$1.121	$0.908
Accumulation Unit Value at end of period	$2.769	$2.875	$2.400	$2.309	$2.199	$1.927	$1.444	$1.249	$1.256	$1.121
Number of Accumulation Units outstanding at end of period (in thousands)	352	485	585	703	925	1,380	2,599	3,313	4,422	5,506
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.875	$2.400	$2.309	$2.199	$1.927	$1.444	$1.249	$1.256	$1.121	$0.908
Accumulation Unit Value at end of period	$2.769	$2.875	$2.400	$2.309	$2.199	$1.927	$1.444	$1.249	$1.256	$1.121
Number of Accumulation Units outstanding at end of period (in thousands)	352	485	585	703	925	1,380	2,599	3,313	4,422	5,506
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.853	$2.383	$2.294	$2.186	$1.916	$1.436	$1.243	$1.251	$1.117	$0.905
Accumulation Unit Value at end of period	$2.746	$2.853	$2.383	$2.294	$2.186	$1.916	$1.436	$1.243	$1.251	$1.117
Number of Accumulation Units outstanding at end of period (in thousands)	128	237	279	306	338	400	549	782	1,162	1,498

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.258	$20.278	$19.542	$18.642	$16.354	$12.272	$10.633	$10.714	$9.574	$7.766
Accumulation Unit Value at end of period	$23.327	$24.258	$20.278	$19.542	$18.642	$16.354	$12.272	$10.633	$10.714	$9.574
Number of Accumulation Units outstanding at end of period (in thousands)	451	502	584	626	715	701	681	862	790	325
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.788	$2.332	$2.248	$2.146	$1.883	$1.414	$1.226	$1.236	$1.105	$0.897
Accumulation Unit Value at end of period	$2.679	$2.788	$2.332	$2.248	$2.146	$1.883	$1.414	$1.226	$1.236	$1.105
Number of Accumulation Units outstanding at end of period (in thousands)	494	583	714	857	1,087	1,356	1,944	2,814	4,028	4,479
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.788	$2.332	$2.248	$2.146	$1.883	$1.414	$1.226	$1.236	$1.105	$0.897
Accumulation Unit Value at end of period	$2.679	$2.788	$2.332	$2.248	$2.146	$1.883	$1.414	$1.226	$1.236	$1.105
Number of Accumulation Units outstanding at end of period (in thousands)	494	583	714	857	1,087	1,356	1,944	2,814	4,028	4,479
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.531	$2.118	$2.043	$1.951	$1.713	$1.287	$1.116	$1.126	$1.007	$0.818
Accumulation Unit Value at end of period	$2.431	$2.531	$2.118	$2.043	$1.951	$1.713	$1.287	$1.116	$1.126	$1.007
Number of Accumulation Units outstanding at end of period (in thousands)	1,245	1,198	1,306	1,403	1,811	1,557	959	1,131	1,346	909
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.494	$2.089	$2.017	$1.928	$1.695	$1.274	$1.106	$1.117	$1.000	$0.813
Accumulation Unit Value at end of period	$2.393	$2.494	$2.089	$2.017	$1.928	$1.695	$1.274	$1.106	$1.117	$1.000
Number of Accumulation Units outstanding at end of period (in thousands)	8	25	25	72	81	91	37	101	158	141
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.472	$2.072	$2.001	$1.914	$1.683	$1.266	$1.100	$1.111	$0.995	$0.809
Accumulation Unit Value at end of period	$2.371	$2.472	$2.072	$2.001	$1.914	$1.683	$1.266	$1.100	$1.111	$0.995
Number of Accumulation Units outstanding at end of period (in thousands)	184	197	285	301	407	225	127	172	219	54
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.454	$2.058	$1.989	$1.903	$1.674	$1.260	$1.095	$1.107	$0.992	$0.807
Accumulation Unit Value at end of period	$2.353	$2.454	$2.058	$1.989	$1.903	$1.674	$1.260	$1.095	$1.107	$0.992
Number of Accumulation Units outstanding at end of period (in thousands)	362	422	404	405	412	352	365	551	326	141
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.403	$2.018	$1.953	$1.872	$1.649	$1.243	$1.082	$1.095	$0.983	$0.801
Accumulation Unit Value at end of period	$2.300	$2.403	$2.018	$1.953	$1.872	$1.649	$1.243	$1.082	$1.095	$0.983
Number of Accumulation Units outstanding at end of period (in thousands)	76	80	80	31	25	45	45	67	62	39

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Dividend and Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.108	$6.937	$6.114	$6.263	$5.614	$4.309	$3.841	$3.839	$3.434	$2.789
Accumulation Unit Value at end of period	$7.581	$8.108	$6.937	$6.114	$6.263	$5.614	$4.309	$3.841	$3.839	$3.434
Number of Accumulation Units outstanding at end of period (in thousands)	66,490	75,862	86,444	98,384	115,081	141,367	174,032	209,332	243,707	285,392
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$7.884	$6.755	$5.963	$6.118	$5.492	$4.222	$3.769	$3.773	$3.379	$2.749

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Accumulation Unit Value at end of period	$7.361	$7.884	$6.755	$5.963	$6.118	$5.492	$4.222	$3.769	$3.773	$3.379
Number of Accumulation Units outstanding at end of period (in thousands)	1,565	1,968	2,262	2,608	3,062	3,836	4,587	5,231	5,938	6,773
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$7.838	$6.719	$5.934	$6.091	$5.471	$4.208	$3.758	$3.764	$3.373	$2.745
Accumulation Unit Value at end of period	$7.315	$7.838	$6.719	$5.934	$6.091	$5.471	$4.208	$3.758	$3.764	$3.373
Number of Accumulation Units outstanding at end of period (in thousands)	2,820	3,088	3,450	3,655	4,096	4,589	5,412	6,709	7,773	8,729
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$7.622	$6.544	$5.788	$5.950	$5.352	$4.122	$3.688	$3.698	$3.320	$2.706
Accumulation Unit Value at end of period	$7.102	$7.622	$6.544	$5.788	$5.950	$5.352	$4.122	$3.688	$3.698	$3.320
Number of Accumulation Units outstanding at end of period (in thousands)	2,413	2,855	3,481	4,103	4,778	6,732	8,837	11,528	15,174	19,648
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$7.622	$6.544	$5.788	$5.950	$5.352	$4.122	$3.688	$3.698	$3.320	$2.706
Accumulation Unit Value at end of period	$7.102	$7.622	$6.544	$5.788	$5.950	$5.352	$4.122	$3.688	$3.698	$3.320
Number of Accumulation Units outstanding at end of period (in thousands)	2,413	2,855	3,481	4,103	4,778	6,732	8,837	11,528	15,174	19,648
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.448	$6.404	$5.672	$5.840	$5.261	$4.058	$3.636	$3.652	$3.283	$2.680
Accumulation Unit Value at end of period	$6.929	$7.448	$6.404	$5.672	$5.840	$5.261	$4.058	$3.636	$3.652	$3.283
Number of Accumulation Units outstanding at end of period (in thousands)	954	1,251	1,537	1,935	2,513	3,541	6,535	8,515	10,850	13,583
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$7.448	$6.404	$5.672	$5.840	$5.261	$4.058	$3.636	$3.652	$3.283	$2.680
Accumulation Unit Value at end of period	$6.929	$7.448	$6.404	$5.672	$5.840	$5.261	$4.058	$3.636	$3.652	$3.283
Number of Accumulation Units outstanding at end of period (in thousands)	954	1,251	1,537	1,935	2,513	3,541	6,535	8,515	10,850	13,583
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$7.390	$6.358	$5.634	$5.804	$5.231	$4.037	$3.619	$3.637	$3.271	$2.671
Accumulation Unit Value at end of period	$6.872	$7.390	$6.358	$5.634	$5.804	$5.231	$4.037	$3.619	$3.637	$3.271
Number of Accumulation Units outstanding at end of period (in thousands)	307	324	392	480	630	883	1,064	1,436	2,210	2,715
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.947	$2.538	$2.251	$2.321	$2.094	$1.618	$1.452	$1.460	$1.315	$1.075
Accumulation Unit Value at end of period	$2.738	$2.947	$2.538	$2.251	$2.321	$2.094	$1.618	$1.452	$1.460	$1.315
Number of Accumulation Units outstanding at end of period (in thousands)	10,376	12,330	13,575	14,864	17,031	19,075	18,929	21,626	19,896	9,321
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.221	$6.221	$5.522	$5.697	$5.142	$3.975	$3.568	$3.591	$3.234	$2.645
Accumulation Unit Value at end of period	$6.705	$7.221	$6.221	$5.522	$5.697	$5.142	$3.975	$3.568	$3.591	$3.234
Number of Accumulation Units outstanding at end of period (in thousands)	529	611	701	829	1,023	1,265	1,718	2,652	3,399	4,064
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$7.221	$6.221	$5.522	$5.697	$5.142	$3.975	$3.568	$3.591	$3.234	$2.645
Accumulation Unit Value at end of period	$6.705	$7.221	$6.221	$5.522	$5.697	$5.142	$3.975	$3.568	$3.591	$3.234
Number of Accumulation Units outstanding at end of period (in thousands)	529	611	701	829	1,023	1,265	1,718	2,652	3,399	4,064
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.900	$2.500	$2.220	$2.291	$2.069	$1.600	$1.437	$1.447	$1.304	$1.067
Accumulation Unit Value at end of period	$2.691	$2.900	$2.500	$2.220	$2.291	$2.069	$1.600	$1.437	$1.447	$1.304

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of Accumulation Units outstanding at end of period (in thousands)	6,019	6,480	7,344	8,066	8,854	8,930	6,896	7,658	8,013	7,389
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.858	$2.466	$2.192	$2.264	$2.047	$1.585	$1.425	$1.436	$1.295	$1.061
Accumulation Unit Value at end of period	$2.649	$2.858	$2.466	$2.192	$2.264	$2.047	$1.585	$1.425	$1.436	$1.295
Number of Accumulation Units outstanding at end of period (in thousands)	118	139	222	253	269	352	521	593	656	637
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.833	$2.445	$2.175	$2.248	$2.033	$1.575	$1.416	$1.428	$1.289	$1.056
Accumulation Unit Value at end of period	$2.625	$2.833	$2.445	$2.175	$2.248	$2.033	$1.575	$1.416	$1.428	$1.289
Number of Accumulation Units outstanding at end of period (in thousands)	992	872	973	971	950	432	552	373	349	781
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.812	$2.429	$2.161	$2.235	$2.022	$1.567	$1.410	$1.423	$1.285	$1.053
Accumulation Unit Value at end of period	$2.604	$2.812	$2.429	$2.161	$2.235	$2.022	$1.567	$1.410	$1.423	$1.285
Number of Accumulation Units outstanding at end of period (in thousands)	1,692	1,789	1,895	1,932	1,829	1,750	1,646	1,690	1,045	490
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.753	$2.382	$2.122	$2.198	$1.992	$1.546	$1.393	$1.408	$1.273	$1.046
Accumulation Unit Value at end of period	$2.546	$2.753	$2.382	$2.122	$2.198	$1.992	$1.546	$1.393	$1.408	$1.273
Number of Accumulation Units outstanding at end of period (in thousands)	297	291	224	226	235	171	104	123	102	127

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Global Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.835	$2.926	$2.906	$2.724	$2.582	$1.919	$1.574	$1.851	$1.641	$1.225
Accumulation Unit Value at end of period	$3.643	$3.835	$2.926	$2.906	$2.724	$2.582	$1.919	$1.574	$1.851	$1.641
Number of Accumulation Units outstanding at end of period (in thousands)	17,058	19,057	20,287	23,249	25,371	25,264	30,953	38,021	45,739	55,484
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$3.729	$2.849	$2.834	$2.660	$2.526	$1.880	$1.545	$1.819	$1.615	$1.207
Accumulation Unit Value at end of period	$3.537	$3.729	$2.849	$2.834	$2.660	$2.526	$1.880	$1.545	$1.819	$1.615
Number of Accumulation Units outstanding at end of period (in thousands)	714	826	940	1,230	1,400	1,373	1,663	1,869	2,262	2,818
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$3.708	$2.834	$2.821	$2.649	$2.517	$1.873	$1.540	$1.815	$1.612	$1.205
Accumulation Unit Value at end of period	$3.515	$3.708	$2.834	$2.821	$2.649	$2.517	$1.873	$1.540	$1.815	$1.612
Number of Accumulation Units outstanding at end of period (in thousands)	1,078	1,167	1,217	1,504	1,589	1,555	1,808	2,501	3,126	3,418
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.605	$2.760	$2.751	$2.587	$2.462	$1.835	$1.511	$1.783	$1.586	$1.188
Accumulation Unit Value at end of period	$3.413	$3.605	$2.760	$2.751	$2.587	$2.462	$1.835	$1.511	$1.783	$1.586
Number of Accumulation Units outstanding at end of period (in thousands)	750	840	965	1,264	1,394	1,243	1,630	2,192	2,806	3,922
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$3.605	$2.760	$2.751	$2.587	$2.462	$1.835	$1.511	$1.783	$1.586	$1.188
Accumulation Unit Value at end of period	$3.413	$3.605	$2.760	$2.751	$2.587	$2.462	$1.835	$1.511	$1.783	$1.586
Number of Accumulation Units outstanding at end of period (in thousands)	750	840	965	1,264	1,394	1,243	1,630	2,192	2,806	3,922
With Principal First (50 BPS)

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Accumulation Unit Value at beginning of period	$3.523	$2.701	$2.696	$2.539	$2.420	$1.807	$1.490	$1.761	$1.568	$1.177
Accumulation Unit Value at end of period	$3.330	$3.523	$2.701	$2.696	$2.539	$2.420	$1.807	$1.490	$1.761	$1.568
Number of Accumulation Units outstanding at end of period (in thousands)	235	358	367	501	694	782	1,304	1,660	2,419	2,934
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.523	$2.701	$2.696	$2.539	$2.420	$1.807	$1.490	$1.761	$1.568	$1.177
Accumulation Unit Value at end of period	$3.330	$3.523	$2.701	$2.696	$2.539	$2.420	$1.807	$1.490	$1.761	$1.568
Number of Accumulation Units outstanding at end of period (in thousands)	235	358	367	501	694	782	1,304	1,660	2,419	2,934
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.496	$2.682	$2.678	$2.524	$2.406	$1.797	$1.483	$1.753	$1.563	$1.173
Accumulation Unit Value at end of period	$3.303	$3.496	$2.682	$2.678	$2.524	$2.406	$1.797	$1.483	$1.753	$1.563
Number of Accumulation Units outstanding at end of period (in thousands)	160	169	201	226	233	181	238	316	419	506
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.567	$15.025	$15.020	$14.169	$13.523	$10.112	$8.351	$9.884	$8.817	$6.625
Accumulation Unit Value at end of period	$18.468	$19.567	$15.025	$15.020	$14.169	$13.523	$10.112	$8.351	$9.884	$8.817
Number of Accumulation Units outstanding at end of period (in thousands)	315	337	387	421	479	484	539	625	605	259
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$3.416	$2.624	$2.625	$2.477	$2.365	$1.770	$1.462	$1.731	$1.545	$1.162
Accumulation Unit Value at end of period	$3.222	$3.416	$2.624	$2.625	$2.477	$2.365	$1.770	$1.462	$1.731	$1.545
Number of Accumulation Units outstanding at end of period (in thousands)	217	267	349	477	532	499	765	1,119	1,488	1,776
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.416	$2.624	$2.625	$2.477	$2.365	$1.770	$1.462	$1.731	$1.545	$1.162
Accumulation Unit Value at end of period	$3.222	$3.416	$2.624	$2.625	$2.477	$2.365	$1.770	$1.462	$1.731	$1.545
Number of Accumulation Units outstanding at end of period (in thousands)	217	267	349	477	532	499	765	1,119	1,488	1,776
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.359	$2.582	$2.584	$2.440	$2.331	$1.745	$1.442	$1.709	$1.526	$1.148
Accumulation Unit Value at end of period	$3.167	$3.359	$2.582	$2.584	$2.440	$2.331	$1.745	$1.442	$1.709	$1.526
Number of Accumulation Units outstanding at end of period (in thousands)	916	1,187	1,017	1,109	1,174	850	586	523	590	430
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$3.310	$2.547	$2.551	$2.411	$2.306	$1.728	$1.430	$1.696	$1.516	$1.141
Accumulation Unit Value at end of period	$3.118	$3.310	$2.547	$2.551	$2.411	$2.306	$1.728	$1.430	$1.696	$1.516
Number of Accumulation Units outstanding at end of period (in thousands)	10	21	22	11	13	13	11	14	32	24
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.281	$2.526	$2.531	$2.394	$2.290	$1.717	$1.422	$1.687	$1.508	$1.136
Accumulation Unit Value at end of period	$3.089	$3.281	$2.526	$2.531	$2.394	$2.290	$1.717	$1.422	$1.687	$1.508
Number of Accumulation Units outstanding at end of period (in thousands)	150	176	162	159	171	50	30	32	56	41
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.257	$2.509	$2.515	$2.380	$2.278	$1.709	$1.415	$1.680	$1.503	$1.133
Accumulation Unit Value at end of period	$3.065	$3.257	$2.509	$2.515	$2.380	$2.278	$1.709	$1.415	$1.680	$1.503
Number of Accumulation Units outstanding at end of period (in thousands)	251	229	211	200	183	159	104	195	128	78

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.190	$2.460	$2.470	$2.341	$2.244	$1.686	$1.398	$1.663	$1.490	$1.125
Accumulation Unit Value at end of period	$2.997	$3.190	$2.460	$2.470	$2.341	$2.244	$1.686	$1.398	$1.663	$1.490
Number of Accumulation Units outstanding at end of period (in thousands)	87	26	2	30	43	31	20	26	5	3

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Growth Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.901	$3.028	$3.081	$2.792	$2.477	$1.848	$1.475	$1.639	$1.411	$1.103
Accumulation Unit Value at end of period	$3.872	$3.901	$3.028	$3.081	$2.792	$2.477	$1.848	$1.475	$1.639	$1.411
Number of Accumulation Units outstanding at end of period (in thousands)	16,722	18,226	19,439	23,406	23,907	17,422	21,972	24,543	28,679	36,258
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$3.810	$2.962	$3.018	$2.739	$2.434	$1.818	$1.453	$1.617	$1.395	$1.092
Accumulation Unit Value at end of period	$3.777	$3.810	$2.962	$3.018	$2.739	$2.434	$1.818	$1.453	$1.617	$1.395
Number of Accumulation Units outstanding at end of period (in thousands)	472	553	636	1,084	1,146	696	811	863	972	1,213
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$3.780	$2.940	$2.998	$2.722	$2.420	$1.808	$1.446	$1.610	$1.390	$1.088
Accumulation Unit Value at end of period	$3.745	$3.780	$2.940	$2.998	$2.722	$2.420	$1.808	$1.446	$1.610	$1.390
Number of Accumulation Units outstanding at end of period (in thousands)	1,021	1,116	1,161	1,150	1,304	858	1,120	1,435	1,660	1,929
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.692	$2.876	$2.937	$2.671	$2.378	$1.780	$1.426	$1.590	$1.374	$1.077
Accumulation Unit Value at end of period	$3.653	$3.692	$2.876	$2.937	$2.671	$2.378	$1.780	$1.426	$1.590	$1.374
Number of Accumulation Units outstanding at end of period (in thousands)	1,058	1,337	1,519	2,105	2,311	1,314	1,819	2,151	2,950	4,658
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$3.692	$2.876	$2.937	$2.671	$2.378	$1.780	$1.426	$1.590	$1.374	$1.077
Accumulation Unit Value at end of period	$3.653	$3.692	$2.876	$2.937	$2.671	$2.378	$1.780	$1.426	$1.590	$1.374
Number of Accumulation Units outstanding at end of period (in thousands)	1,058	1,337	1,519	2,105	2,311	1,314	1,819	2,151	2,950	4,658
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$3.608	$2.815	$2.878	$2.622	$2.337	$1.752	$1.406	$1.570	$1.359	$1.067
Accumulation Unit Value at end of period	$3.564	$3.608	$2.815	$2.878	$2.622	$2.337	$1.752	$1.406	$1.570	$1.359
Number of Accumulation Units outstanding at end of period (in thousands)	418	648	806	1,049	1,370	895	1,960	2,569	3,351	4,033
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.608	$2.815	$2.878	$2.622	$2.337	$1.752	$1.406	$1.570	$1.359	$1.067
Accumulation Unit Value at end of period	$3.564	$3.608	$2.815	$2.878	$2.622	$2.337	$1.752	$1.406	$1.570	$1.359
Number of Accumulation Units outstanding at end of period (in thousands)	418	648	806	1,049	1,370	895	1,960	2,569	3,351	4,033
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.580	$2.794	$2.859	$2.605	$2.324	$1.743	$1.399	$1.563	$1.354	$1.063
Accumulation Unit Value at end of period	$3.535	$3.580	$2.794	$2.859	$2.605	$2.324	$1.743	$1.399	$1.563	$1.354
Number of Accumulation Units outstanding at end of period (in thousands)	165	164	195	206	281	201	366	499	864	1,232
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$36.347	$28.397	$29.085	$26.529	$23.688	$17.785	$14.288	$15.980	$13.853	$10.894

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Accumulation Unit Value at end of period	$35.851	$36.347	$28.397	$29.085	$26.529	$23.688	$17.785	$14.288	$15.980	$13.853
Number of Accumulation Units outstanding at end of period (in thousands)	270	319	332	363	413	303	298	346	293	87
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$3.498	$2.735	$2.802	$2.557	$2.284	$1.716	$1.379	$1.543	$1.339	$1.053
Accumulation Unit Value at end of period	$3.449	$3.498	$2.735	$2.802	$2.557	$2.284	$1.716	$1.379	$1.543	$1.339
Number of Accumulation Units outstanding at end of period (in thousands)	383	392	500	632	599	392	656	863	1,159	1,328
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.498	$2.735	$2.802	$2.557	$2.284	$1.716	$1.379	$1.543	$1.339	$1.053
Accumulation Unit Value at end of period	$3.449	$3.498	$2.735	$2.802	$2.557	$2.284	$1.716	$1.379	$1.543	$1.339
Number of Accumulation Units outstanding at end of period (in thousands)	383	392	500	632	599	392	656	863	1,159	1,328
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.469	$2.713	$2.782	$2.540	$2.270	$1.706	$1.372	$1.536	$1.333	$1.049
Accumulation Unit Value at end of period	$3.418	$3.469	$2.713	$2.782	$2.540	$2.270	$1.706	$1.372	$1.536	$1.333
Number of Accumulation Units outstanding at end of period (in thousands)	1,416	1,461	1,826	2,339	2,602	1,542	1,155	1,181	1,707	1,519
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$3.419	$2.676	$2.747	$2.510	$2.246	$1.690	$1.360	$1.524	$1.324	$1.043
Accumulation Unit Value at end of period	$3.365	$3.419	$2.676	$2.747	$2.510	$2.246	$1.690	$1.360	$1.524	$1.324
Number of Accumulation Units outstanding at end of period (in thousands)	78	84	92	127	144	156	221	226	199	204
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.389	$2.654	$2.725	$2.492	$2.231	$1.679	$1.352	$1.516	$1.318	$1.039
Accumulation Unit Value at end of period	$3.334	$3.389	$2.654	$2.725	$2.492	$2.231	$1.679	$1.352	$1.516	$1.318
Number of Accumulation Units outstanding at end of period (in thousands)	278	318	352	296	246	299	88	103	856	1,676
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.364	$2.636	$2.708	$2.477	$2.219	$1.671	$1.346	$1.510	$1.313	$1.036
Accumulation Unit Value at end of period	$3.308	$3.364	$2.636	$2.708	$2.477	$2.219	$1.671	$1.346	$1.510	$1.313
Number of Accumulation Units outstanding at end of period (in thousands)	310	366	398	459	461	209	148	147	103	58
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.294	$2.585	$2.660	$2.437	$2.186	$1.648	$1.330	$1.495	$1.302	$1.028
Accumulation Unit Value at end of period	$3.235	$3.294	$2.585	$2.660	$2.437	$2.186	$1.648	$1.330	$1.495	$1.302
Number of Accumulation Units outstanding at end of period (in thousands)	65	71	67	82	110	63	20	21	—	42

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Healthcare HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$6.262	$5.186	$5.732	$5.127	$4.075	$2.718	$2.281	$2.128	$2.012	$1.660
Accumulation Unit Value at end of period	$6.019	$6.262	$5.186	$5.732	$5.127	$4.075	$2.718	$2.281	$2.128	$2.012
Number of Accumulation Units outstanding at end of period (in thousands)	3,977	4,381	4,846	5,424	6,141	7,384	8,973	11,066	13,395	16,385
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$6.098	$5.058	$5.599	$5.016	$3.993	$2.666	$2.242	$2.094	$1.983	$1.639

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Accumulation Unit Value at end of period	$5.853	$6.098	$5.058	$5.599	$5.016	$3.993	$2.666	$2.242	$2.094	$1.983
Number of Accumulation Units outstanding at end of period (in thousands)	159	220	228	283	298	375	452	739	884	1,154
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$6.054	$5.024	$5.564	$4.986	$3.971	$2.654	$2.232	$2.086	$1.976	$1.634
Accumulation Unit Value at end of period	$5.807	$6.054	$5.024	$5.564	$4.986	$3.971	$2.654	$2.232	$2.086	$1.976
Number of Accumulation Units outstanding at end of period (in thousands)	208	232	247	276	354	422	517	701	903	1,109
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$5.895	$4.899	$5.435	$4.878	$3.891	$2.604	$2.193	$2.053	$1.948	$1.613
Accumulation Unit Value at end of period	$5.647	$5.895	$4.899	$5.435	$4.878	$3.891	$2.604	$2.193	$2.053	$1.948
Number of Accumulation Units outstanding at end of period (in thousands)	321	380	424	466	516	669	858	1,101	1,548	2,068
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$5.895	$4.899	$5.435	$4.878	$3.891	$2.604	$2.193	$2.053	$1.948	$1.613
Accumulation Unit Value at end of period	$5.647	$5.895	$4.899	$5.435	$4.878	$3.891	$2.604	$2.193	$2.053	$1.948
Number of Accumulation Units outstanding at end of period (in thousands)	321	380	424	466	516	669	858	1,101	1,548	2,068
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$5.761	$4.795	$5.326	$4.788	$3.825	$2.563	$2.162	$2.028	$1.926	$1.598
Accumulation Unit Value at end of period	$5.509	$5.761	$4.795	$5.326	$4.788	$3.825	$2.563	$2.162	$2.028	$1.926
Number of Accumulation Units outstanding at end of period (in thousands)	51	98	126	141	204	296	451	654	884	1,108
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$5.761	$4.795	$5.326	$4.788	$3.825	$2.563	$2.162	$2.028	$1.926	$1.598
Accumulation Unit Value at end of period	$5.509	$5.761	$4.795	$5.326	$4.788	$3.825	$2.563	$2.162	$2.028	$1.926
Number of Accumulation Units outstanding at end of period (in thousands)	51	98	126	141	204	296	451	654	884	1,108
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$5.716	$4.760	$5.291	$4.758	$3.803	$2.550	$2.152	$2.019	$1.919	$1.592
Accumulation Unit Value at end of period	$5.464	$5.716	$4.760	$5.291	$4.758	$3.803	$2.550	$2.152	$2.019	$1.919
Number of Accumulation Units outstanding at end of period (in thousands)	70	72	74	74	82	100	111	140	206	302
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$5.601	$4.669	$5.195	$4.676	$3.741	$2.511	$2.122	$1.992	$1.896	$1.574
Accumulation Unit Value at end of period	$5.349	$5.601	$4.669	$5.195	$4.676	$3.741	$2.511	$2.122	$1.992	$1.896
Number of Accumulation Units outstanding at end of period (in thousands)	166	188	214	241	282	321	335	375	404	164
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$5.586	$4.658	$5.185	$4.670	$3.738	$2.510	$2.122	$1.994	$1.898	$1.577
Accumulation Unit Value at end of period	$5.331	$5.586	$4.658	$5.185	$4.670	$3.738	$2.510	$2.122	$1.994	$1.898
Number of Accumulation Units outstanding at end of period (in thousands)	50	52	55	61	65	67	77	89	110	177
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$5.586	$4.658	$5.185	$4.670	$3.738	$2.510	$2.122	$1.994	$1.898	$1.577
Accumulation Unit Value at end of period	$5.331	$5.586	$4.658	$5.185	$4.670	$3.738	$2.510	$2.122	$1.994	$1.898
Number of Accumulation Units outstanding at end of period (in thousands)	50	52	55	61	65	67	77	89	110	177
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$5.512	$4.599	$5.122	$4.616	$3.696	$2.483	$2.100	$1.974	$1.880	$1.563
Accumulation Unit Value at end of period	$5.258	$5.512	$4.599	$5.122	$4.616	$3.696	$2.483	$2.100	$1.974	$1.880

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of Accumulation Units outstanding at end of period (in thousands)	132	145	156	186	209	196	136	149	160	116
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$5.431	$4.536	$5.057	$4.562	$3.657	$2.459	$2.082	$1.959	$1.868	$1.554
Accumulation Unit Value at end of period	$5.176	$5.431	$4.536	$5.057	$4.562	$3.657	$2.459	$2.082	$1.959	$1.868
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	6	9	9	10	12
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$5.384	$4.499	$5.018	$4.529	$3.632	$2.444	$2.070	$1.949	$1.859	$1.548
Accumulation Unit Value at end of period	$5.128	$5.384	$4.499	$5.018	$4.529	$3.632	$2.444	$2.070	$1.949	$1.859
Number of Accumulation Units outstanding at end of period (in thousands)	13	27	28	29	32	26	75	28	28	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$5.344	$4.468	$4.986	$4.502	$3.613	$2.432	$2.061	$1.941	$1.853	$1.543
Accumulation Unit Value at end of period	$5.088	$5.344	$4.468	$4.986	$4.502	$3.613	$2.432	$2.061	$1.941	$1.853
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	4	1	1	3	3	35	83	15
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$5.233	$4.382	$4.897	$4.429	$3.559	$2.399	$2.036	$1.921	$1.836	$1.532
Accumulation Unit Value at end of period	$4.975	$5.233	$4.382	$4.897	$4.429	$3.559	$2.399	$2.036	$1.921	$1.836
Number of Accumulation Units outstanding at end of period (in thousands)	16	15	15	15	15	15	15	16	15	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford High Yield HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.560	$2.409	$2.135	$2.259	$2.230	$2.122	$1.879	$1.818	$1.818	$1.585
Accumulation Unit Value at end of period	$2.441	$2.560	$2.409	$2.135	$2.259	$2.230	$2.122	$1.879	$43,700.000	$48,148.000
Number of Accumulation Units outstanding at end of period (in thousands)	13,100	14,967	16,294	18,788	22,707	27,561	34,283	37,689
With Optional Death Benefit									$1.559	$1.051
Accumulation Unit Value at beginning of period	$2.489	$2.346	$2.082	$2.207	$2.181	$2.079	$1.844	$1.786	$1.786	$1.559
Accumulation Unit Value at end of period	$2.370	$2.489	$2.346	$2.082	$2.207	$2.181	$2.079	$1.844	$2,179.000	$2,328.000
Number of Accumulation Units outstanding at end of period (in thousands)	687	797	909	1,023	1,147	1,401	1,681	1,800
With Earnings Protection Benefit									1.557	1.05
Accumulation Unit Value at beginning of period	$2.475	$2.333	$2.072	$2.197	$2.173	$2.072	$1.839	$1.782	$1.782	$1.557
Accumulation Unit Value at end of period	$2.355	$2.475	$2.333	$2.072	$2.197	$2.173	$2.072	$1.839	$2,219.000	$2,489.000
Number of Accumulation Units outstanding at end of period (in thousands)	926	1,047	1,243	1,355	1,564	1,670	1,986	2,219
With Principal First (35 BPS)									1.532	1.035
Accumulation Unit Value at beginning of period	$2.406	$2.272	$2.021	$2.146	$2.126	$2.030	$1.804	$1.751	$1.751	$1.532
Accumulation Unit Value at end of period	$2.287	$2.406	$2.272	$2.021	$2.146	$2.126	$2.030	$1.804	$7,314.000	$11,987.000
Number of Accumulation Units outstanding at end of period (in thousands)	916	1,074	1,578	1,673	1,854	3,228	4,313	5,451
With Earnings Protection Benefit and Optional Death Benefit									1.532	1.035
Accumulation Unit Value at beginning of period	$2.406	$2.272	$2.021	$2.146	$2.126	$2.030	$1.804	$1.751	$1.751	$1.532
Accumulation Unit Value at end of period	$2.287	$2.406	$2.272	$2.021	$2.146	$2.126	$2.030	$1.804	$7,314.000	$11,987.000
Number of Accumulation Units outstanding at end of period (in thousands)	916	1,074	1,578	1,673	1,854	3,228	4,313	5,451
With Principal First (50 BPS)									1.515	1.025
Accumulation Unit Value at beginning of period	$2.351	$2.224	$1.981	$2.106	$2.090	$1.998	$1.779	$1.729	$1.729	$1.515
Accumulation Unit Value at end of period	$2.231	$2.351	$2.224	$1.981	$2.106	$2.090	$1.998	$1.779	$4,205.000	$5,286.000
Number of Accumulation Units outstanding at end of period (in thousands)	329	490	673	870	1,185	1,687	2,539	2,996
With Optional Death Benefit and Principal First (35 BPS)									$1.515	$1.025
Accumulation Unit Value at beginning of period	$2.351	$2.224	$1.981	$2.106	$2.090	$1.998	$1.779	$1.729	$1.729	$1.515
Accumulation Unit Value at end of period	$2.231	$2.351	$2.224	$1.981	$2.106	$2.090	$1.998	$1.779	$4,205.000	$5,286.000
Number of Accumulation Units outstanding at end of period (in thousands)	329	490	673	870	1,185	1,687	2,539	2,996
With Earnings Protection Benefit and Principal First (35 BPS)									$1.509	$1.021
Accumulation Unit Value at beginning of period	$2.333	$2.208	$1.968	$2.093	$2.078	$1.988	$1.770	$1.722	$1.722	$1.509
Accumulation Unit Value at end of period	$2.213	$2.333	$2.208	$1.968	$2.093	$2.078	$1.988	$1.770	$1,345.000	$1,470.000
Number of Accumulation Units outstanding at end of period (in thousands)	127	168	205	299	456	526	559	721
With Optional Death Benefit and Principal First (50 BPS)									$12.928	$8.757
Accumulation Unit Value at beginning of period	$19.827	$18.779	$16.752	$17.841	$17.727	$16.975	$15.135	$14.733	$14.733	$12.928
Accumulation Unit Value at end of period	$18.784	$19.827	$18.779	$16.752	$17.841	$17.727	$16.975	$15.135	$401.000	$178.000
Number of Accumulation Units outstanding at end of period (in thousands)	210	248	267	293	336	382	389	440

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Earnings Protection Benefit and Principal First (50 BPS)									$1.493	$1.012
Accumulation Unit Value at beginning of period	$2.280	$2.161	$1.928	$2.055	$2.043	$1.957	$1.746	$1.700	$1.700	$1.493
Accumulation Unit Value at end of period	$2.159	$2.280	$2.161	$1.928	$2.055	$2.043	$1.957	$1.746	$1,062.000	$1,267.000
Number of Accumulation Units outstanding at end of period (in thousands)	163	186	235	285	341	379	516	792
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)									$1.493	$1.012
Accumulation Unit Value at beginning of period	$2.280	$2.161	$1.928	$2.055	$2.043	$1.957	$1.746	$1.700	$1.700	$1.493
Accumulation Unit Value at end of period	$2.159	$2.280	$2.161	$1.928	$2.055	$2.043	$1.957	$1.746	$1,062.000	$1,267.000
Number of Accumulation Units outstanding at end of period (in thousands)	163	186	235	285	341	379	516	792
With Principal First (75 BPS)									$1.474	$0.999
Accumulation Unit Value at beginning of period	$2.242	$2.126	$1.898	$2.024	$2.013	$1.929	$1.722	$1.678	$1.678	$1.474
Accumulation Unit Value at end of period	$2.122	$2.242	$2.126	$1.898	$2.024	$2.013	$1.929	$1.722	$1,411.000	$1,390.000
Number of Accumulation Units outstanding at end of period (in thousands)	1,047	1,348	1,450	1,320	1,466	1,689	1,315	1,465
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)									$1.464	$0.994
Accumulation Unit Value at beginning of period	$2.210	$2.097	$1.874	$2.000	$1.991	$1.911	$1.707	$1.665	$1.665	$1.464
Accumulation Unit Value at end of period	$2.089	$2.210	$2.097	$1.874	$2.000	$1.991	$1.911	$1.707	$147.000	$106.000
Number of Accumulation Units outstanding at end of period (in thousands)	32	37	41	70	98	98	165	96
With Optional Death Benefit and Principal First (75 BPS)									$1.457	$0.989
Accumulation Unit Value at beginning of period	$2.190	$2.080	$1.860	$1.986	$1.978	$1.899	$1.697	$1.656	$1.656	$1.457
Accumulation Unit Value at end of period	$2.070	$2.190	$2.080	$1.860	$1.986	$1.978	$1.899	$1.697	$87.000	$99.000
Number of Accumulation Units outstanding at end of period (in thousands)	87	132	187	112	141	164	66	118
With Earnings Protection Benefit and Principal First (75 BPS)									$1.452	$0.987
Accumulation Unit Value at beginning of period	$2.174	$2.066	$1.848	$1.974	$1.967	$1.890	$1.690	$1.650	$1.650	$1.452
Accumulation Unit Value at end of period	$2.054	$2.174	$2.066	$1.848	$1.974	$1.967	$1.890	$1.690	$233.000	$46.000
Number of Accumulation Units outstanding at end of period (in thousands)	431	465	475	458	374	404	381	400
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)									$1.439	$0.979
Accumulation Unit Value at beginning of period	$2.129	$2.026	$1.815	$1.942	$1.938	$1.864	$1.670	$1.633	$1.633	$1.439
Accumulation Unit Value at end of period	$2.008	$2.129	$2.026	$1.815	$1.942	$1.938	$1.864	$1.670	$18.000	$18.000
Number of Accumulation Units outstanding at end of period (in thousands)	26	68	66	15	5	54	10	11

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford International Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.938	$3.184	$3.184	$3.165	$3.334	$2.777	$2.339	$2.754	$2.435	$1.848
Accumulation Unit Value at end of period	$3.160	$3.938	$3.184	$3.184	$3.165	$3.334	$2.777	$2.339	$2.754	$2.435
Number of Accumulation Units outstanding at end of period (in thousands)	36,572	40,568	44,505	50,687	57,078	67,641	81,468	98,852	119,667	108,896
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$3.830	$3.101	$3.105	$3.091	$3.261	$2.721	$2.295	$2.706	$2.397	$1.821

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Accumulation Unit Value at end of period	$3.068	$3.830	$3.101	$3.105	$3.091	$3.261	$2.721	$2.295	$2.706	$2.397
Number of Accumulation Units outstanding at end of period (in thousands)	890	995	1,071	1,325	1,498	1,730	2,030	2,427	2,973	2,299
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$3.807	$3.084	$3.090	$3.078	$3.249	$2.712	$2.289	$2.700	$2.392	$1.819
Accumulation Unit Value at end of period	$3.049	$3.807	$3.084	$3.090	$3.078	$3.249	$2.712	$2.289	$2.700	$2.392
Number of Accumulation Units outstanding at end of period (in thousands)	1,301	1,380	1,486	1,577	1,659	1,807	2,145	2,814	3,532	2,304
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.702	$3.003	$3.014	$3.006	$3.178	$2.657	$2.246	$2.653	$2.354	$1.793
Accumulation Unit Value at end of period	$2.960	$3.702	$3.003	$3.014	$3.006	$3.178	$2.657	$2.246	$2.653	$2.354
Number of Accumulation Units outstanding at end of period (in thousands)	856	994	1,104	1,316	1,557	2,091	2,880	4,116	5,748	4,178
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$3.702	$3.003	$3.014	$3.006	$3.178	$2.657	$2.246	$2.653	$2.354	$1.793
Accumulation Unit Value at end of period	$2.960	$3.702	$3.003	$3.014	$3.006	$3.178	$2.657	$2.246	$2.653	$2.354
Number of Accumulation Units outstanding at end of period (in thousands)	856	994	1,104	1,316	1,557	2,091	2,880	4,116	5,748	4,178
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$3.618	$2.939	$2.954	$2.951	$3.124	$2.615	$2.214	$2.619	$2.328	$1.775
Accumulation Unit Value at end of period	$2.888	$3.618	$2.939	$2.954	$2.951	$3.124	$2.615	$2.214	$2.619	$2.328
Number of Accumulation Units outstanding at end of period (in thousands)	470	608	747	1,036	1,252	1,782	3,445	4,675	6,387	3,799
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.618	$2.939	$2.954	$2.951	$3.124	$2.615	$2.214	$2.619	$2.328	$1.775
Accumulation Unit Value at end of period	$2.888	$3.618	$2.939	$2.954	$2.951	$3.124	$2.615	$2.214	$2.619	$2.328
Number of Accumulation Units outstanding at end of period (in thousands)	470	608	747	1,036	1,252	1,782	3,445	4,675	6,387	3,799
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.590	$2.918	$2.934	$2.933	$3.106	$2.602	$2.204	$2.608	$2.320	$1.770
Accumulation Unit Value at end of period	$2.865	$3.590	$2.918	$2.934	$2.933	$3.106	$2.602	$2.204	$2.608	$2.320
Number of Accumulation Units outstanding at end of period (in thousands)	150	155	180	207	245	304	479	632	1,085	774
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.976	$1.608	$1.618	$1.619	$1.716	$1.439	$1.220	$1.446	$1.287	$0.983
Accumulation Unit Value at end of period	$1.575	$1.976	$1.608	$1.618	$1.619	$1.716	$1.439	$1.220	$1.446	$1.287
Number of Accumulation Units outstanding at end of period (in thousands)	7,485	7,541	8,378	9,192	10,026	10,254	10,463	12,944	11,342	3,186
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$3.508	$2.856	$2.876	$2.878	$3.053	$2.561	$2.173	$2.576	$2.294	$1.753
Accumulation Unit Value at end of period	$2.795	$3.508	$2.856	$2.876	$2.878	$3.053	$2.561	$2.173	$2.576	$2.294
Number of Accumulation Units outstanding at end of period (in thousands)	497	548	682	783	856	1,039	1,311	2,026	2,639	1,809
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.508	$2.856	$2.876	$2.878	$3.053	$2.561	$2.173	$2.576	$2.294	$1.753
Accumulation Unit Value at end of period	$2.795	$3.508	$2.856	$2.876	$2.878	$3.053	$2.561	$2.173	$2.576	$2.294
Number of Accumulation Units outstanding at end of period (in thousands)	497	548	682	783	856	1,039	1,311	2,026	2,639	1,809
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.944	$1.583	$1.595	$1.598	$1.696	$1.423	$1.208	$1.433	$1.277	$0.976
Accumulation Unit Value at end of period	$1.548	$1.944	$1.583	$1.595	$1.598	$1.696	$1.423	$1.208	$1.433	$1.277

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of Accumulation Units outstanding at end of period (in thousands)	2,157	2,743	2,821	3,053	3,289	3,199	2,030	2,044	2,020	655
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.916	$1.562	$1.575	$1.579	$1.678	$1.409	$1.197	$1.422	$1.268	$0.970
Accumulation Unit Value at end of period	$1.524	$1.916	$1.562	$1.575	$1.579	$1.678	$1.409	$1.197	$1.422	$1.268
Number of Accumulation Units outstanding at end of period (in thousands)	44	74	141	180	215	277	300	321	450	295
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.899	$1.549	$1.563	$1.568	$1.666	$1.401	$1.191	$1.414	$1.262	$0.966
Accumulation Unit Value at end of period	$1.510	$1.899	$1.549	$1.563	$1.568	$1.666	$1.401	$1.191	$1.414	$1.262
Number of Accumulation Units outstanding at end of period (in thousands)	105	146	127	139	133	154	186	128	119	57
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.885	$1.538	$1.553	$1.558	$1.657	$1.394	$1.185	$1.409	$1.258	$0.963
Accumulation Unit Value at end of period	$1.498	$1.885	$1.538	$1.553	$1.558	$1.657	$1.394	$1.185	$1.409	$1.258
Number of Accumulation Units outstanding at end of period (in thousands)	892	812	784	815	778	763	765	966	586	160
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.846	$1.509	$1.525	$1.533	$1.633	$1.375	$1.171	$1.394	$1.246	$0.956
Accumulation Unit Value at end of period	$1.465	$1.846	$1.509	$1.525	$1.533	$1.633	$1.375	$1.171	$1.394	$1.246
Number of Accumulation Units outstanding at end of period (in thousands)	200	274	166	137	119	76	47	65	45	20

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford MidCap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.128	$17.812	$15.483	$16.457	$15.837	$11.662	$10.191	$10.437	$8.399	$5.751
Accumulation Unit Value at end of period	$17.879	$20.128	$17.812	$15.483	$16.457	$15.837	$11.662	$10.191	$10.437	$8.399
Number of Accumulation Units outstanding at end of period (in thousands)	647	734	838	848	1,003	1,277	1,439	1,865	2,306	1,949
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$19.833	$17.577	$15.302	$16.289	$15.699	$11.577	$10.132	$10.393	$8.376	$5.744
Accumulation Unit Value at end of period	$17.591	$19.833	$17.577	$15.302	$16.289	$15.699	$11.577	$10.132	$10.393	$8.376
Number of Accumulation Units outstanding at end of period (in thousands)	14	19	31	25	27	43	47	51	63	66
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$19.736	$17.499	$15.242	$16.233	$15.653	$11.549	$10.113	$10.378	$8.368	$5.742
Accumulation Unit Value at end of period	$17.496	$19.736	$17.499	$15.242	$16.233	$15.653	$11.549	$10.113	$10.378	$8.368
Number of Accumulation Units outstanding at end of period (in thousands)	37	27	30	40	44	64	68	114	110	80
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$19.447	$17.269	$15.064	$16.068	$15.516	$11.466	$10.055	$10.334	$8.345	$5.735
Accumulation Unit Value at end of period	$17.214	$19.447	$17.269	$15.064	$16.068	$15.516	$11.466	$10.055	$10.334	$8.345
Number of Accumulation Units outstanding at end of period (in thousands)	10	25	40	37	51	68	101	135	176	226
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.447	$17.269	$15.064	$16.068	$15.516	$11.466	$10.055	$10.334	$8.345	$5.735
Accumulation Unit Value at end of period	$17.214	$19.447	$17.269	$15.064	$16.068	$15.516	$11.466	$10.055	$10.334	$8.345
Number of Accumulation Units outstanding at end of period (in thousands)	10	25	40	37	51	68	101	135	176	226

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Optional Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.162	$17.042	$14.888	$15.904	$15.381	$11.383	$9.997	$10.290	$8.322	$5.727
Accumulation Unit Value at end of period	$16.936	$19.162	$17.042	$14.888	$15.904	$15.381	$11.383	$9.997	$10.290	$8.322
Number of Accumulation Units outstanding at end of period (in thousands)	24	28	32	44	62	122	141	183	294	222
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.162	$17.042	$14.888	$15.904	$15.381	$11.383	$9.997	$10.290	$8.322	$5.727
Accumulation Unit Value at end of period	$16.936	$19.162	$17.042	$14.888	$15.904	$15.381	$11.383	$9.997	$10.290	$8.322
Number of Accumulation Units outstanding at end of period (in thousands)	24	28	32	44	62	122	141	183	294	222
With Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.068	$16.966	$14.830	$15.849	$15.336	$11.355	$9.978	$10.276	$8.314	$5.725
Accumulation Unit Value at end of period	$16.845	$19.068	$16.966	$14.830	$15.849	$15.336	$11.355	$9.978	$10.276	$8.314
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	3	5	6	8	8	5	16	10
With Optional Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.881	$16.817	$14.714	$15.742	$15.247	$11.300	$9.939	$10.247	$8.299	$5.720
Accumulation Unit Value at end of period	$16.663	$18.881	$16.817	$14.714	$15.742	$15.247	$11.300	$9.939	$10.247	$8.299
Number of Accumulation Units outstanding at end of period (in thousands)	92	112	135	119	127	150	139	166	216	25
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.788	$16.743	$14.656	$15.688	$15.203	$11.273	$9.920	$10.232	$8.292	$5.718
Accumulation Unit Value at end of period	$16.573	$18.788	$16.743	$14.656	$15.688	$15.203	$11.273	$9.920	$10.232	$8.292
Number of Accumulation Units outstanding at end of period (in thousands)	9	9	8	8	9	9	11	25	36	37
With Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.788	$16.743	$14.656	$15.688	$15.203	$11.273	$9.920	$10.232	$8.292	$5.718
Accumulation Unit Value at end of period	$16.573	$18.788	$16.743	$14.656	$15.688	$15.203	$11.273	$9.920	$10.232	$8.292
Number of Accumulation Units outstanding at end of period (in thousands)	9	9	8	8	9	9	11	25	36	37
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.696	$16.669	$14.599	$15.634	$15.158	$11.246	$9.901	$10.218	$8.284	$5.715
Accumulation Unit Value at end of period	$16.483	$18.696	$16.669	$14.599	$15.634	$15.158	$11.246	$9.901	$10.218	$8.284
Number of Accumulation Units outstanding at end of period (in thousands)	62	126	151	166	159	180	98	108	129	73
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.513	$16.522	$14.485	$15.528	$15.070	$11.192	$9.863	$10.189	$8.269	$5.711
Accumulation Unit Value at end of period	$16.306	$18.513	$16.522	$14.485	$15.528	$15.070	$11.192	$9.863	$10.189	$8.269
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	3	4	6	7	9	16	2
With Optional Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.422	$16.450	$14.428	$15.475	$15.026	$11.165	$9.844	$10.174	$8.261	$5.708
Accumulation Unit Value at end of period	$16.218	$18.422	$16.450	$14.428	$15.475	$15.026	$11.165	$9.844	$10.174	$8.261
Number of Accumulation Units outstanding at end of period (in thousands)	10	7	7	9	9	10	2	1	11	4
With Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.332	$16.377	$14.372	$15.422	$14.982	$11.138	$9.826	$10.160	$8.254	$5.706
Accumulation Unit Value at end of period	$16.130	$18.332	$16.377	$14.372	$15.422	$14.982	$11.138	$9.826	$10.160	$8.254

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	7	9	9	11	6	2	6	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.063	$16.161	$14.204	$15.264	$14.852	$11.057	$9.769	$10.117	$8.231	$5.699
Accumulation Unit Value at end of period	$15.870	$18.063	$16.161	$14.204	$15.264	$14.852	$11.057	$9.769	$10.117	$8.231
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	6	6	9	—	—	3	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford MidCap HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.409	$8.468	$7.658	$7.632	$6.939	$5.025	$4.260	$4.685	$3.843	$2.971
Accumulation Unit Value at end of period	$9.515	$10.409	$8.468	$7.658	$7.632	$6.939	$5.025	$4.260	$4.685	$3.843
Number of Accumulation Units outstanding at end of period (in thousands)	17,888	20,181	22,992	25,868	29,550	34,948	43,043	52,779	63,698	76,890
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$10.122	$8.247	$7.468	$7.455	$6.788	$4.923	$4.180	$4.603	$3.782	$2.928
Accumulation Unit Value at end of period	$9.238	$10.122	$8.247	$7.468	$7.455	$6.788	$4.923	$4.180	$4.603	$3.782
Number of Accumulation Units outstanding at end of period (in thousands)	743	826	988	1,222	1,447	1,674	1,983	2,286	2,728	3,271
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$10.063	$8.203	$7.432	$7.422	$6.762	$4.907	$4.168	$4.593	$3.775	$2.924
Accumulation Unit Value at end of period	$9.180	$10.063	$8.203	$7.432	$7.422	$6.762	$4.907	$4.168	$4.593	$3.775
Number of Accumulation Units outstanding at end of period (in thousands)	328	345	359	426	473	518	620	753	1,363	1,566
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.785	$7.988	$7.249	$7.250	$6.615	$4.807	$4.090	$4.513	$3.715	$2.882
Accumulation Unit Value at end of period	$8.913	$9.785	$7.988	$7.249	$7.250	$6.615	$4.807	$4.090	$4.513	$3.715
Number of Accumulation Units outstanding at end of period (in thousands)	134	157	180	194	215	261	320	400	523	716
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.785	$7.988	$7.249	$7.250	$6.615	$4.807	$4.090	$4.513	$3.715	$2.882
Accumulation Unit Value at end of period	$8.913	$9.785	$7.988	$7.249	$7.250	$6.615	$4.807	$4.090	$4.513	$3.715
Number of Accumulation Units outstanding at end of period (in thousands)	134	157	180	194	215	261	320	400	523	716
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.561	$7.817	$7.104	$7.116	$6.502	$4.733	$4.032	$4.456	$3.674	$2.855
Accumulation Unit Value at end of period	$8.696	$9.561	$7.817	$7.104	$7.116	$6.502	$4.733	$4.032	$4.456	$3.674
Number of Accumulation Units outstanding at end of period (in thousands)	55	66	80	105	164	223	397	548	695	934
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.561	$7.817	$7.104	$7.116	$6.502	$4.733	$4.032	$4.456	$3.674	$2.855
Accumulation Unit Value at end of period	$8.696	$9.561	$7.817	$7.104	$7.116	$6.502	$4.733	$4.032	$4.456	$3.674
Number of Accumulation Units outstanding at end of period (in thousands)	55	66	80	105	164	223	397	548	695	934
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.488	$7.761	$7.057	$7.072	$6.465	$4.708	$4.013	$4.438	$3.660	$2.846
Accumulation Unit Value at end of period	$8.625	$9.488	$7.761	$7.057	$7.072	$6.465	$4.708	$4.013	$4.438	$3.660
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	2	2	2	2	2	10	11
With Optional Death Benefit and Principal First (50 BPS)

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Accumulation Unit Value at beginning of period	$6.876	$5.630	$5.125	$5.141	$4.704	$3.429	$2.926	$3.239	$2.674	$2.081
Accumulation Unit Value at end of period	$6.245	$6.876	$5.630	$5.125	$5.141	$4.704	$3.429	$2.926	$3.239	$2.674
Number of Accumulation Units outstanding at end of period (in thousands)	11	14	15	17	20	47	52	55	56	63
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.271	$7.595	$6.916	$6.942	$6.356	$4.635	$3.957	$4.382	$3.619	$2.818
Accumulation Unit Value at end of period	$8.415	$9.271	$7.595	$6.916	$6.942	$6.356	$4.635	$3.957	$4.382	$3.619
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	11	15	16	18	18	24	26	51
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.271	$7.595	$6.916	$6.942	$6.356	$4.635	$3.957	$4.382	$3.619	$2.818
Accumulation Unit Value at end of period	$8.415	$9.271	$7.595	$6.916	$6.942	$6.356	$4.635	$3.957	$4.382	$3.619
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	11	15	16	18	18	24	26	51
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$6.766	$5.546	$5.053	$5.074	$4.648	$3.391	$2.897	$3.209	$2.652	$2.066
Accumulation Unit Value at end of period	$6.138	$6.766	$5.546	$5.053	$5.074	$4.648	$3.391	$2.897	$3.209	$2.652
Number of Accumulation Units outstanding at end of period (in thousands)	260	273	338	346	341	312	256	220	164	38
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$6.667	$5.470	$4.989	$5.015	$4.598	$3.358	$2.871	$3.185	$2.634	$2.054
Accumulation Unit Value at end of period	$6.043	$6.667	$5.470	$4.989	$5.015	$4.598	$3.358	$2.871	$3.185	$2.634
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	4	4	4	4	4	4	5
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$6.609	$5.425	$4.950	$4.978	$4.567	$3.337	$2.855	$3.168	$2.622	$2.046
Accumulation Unit Value at end of period	$5.987	$6.609	$5.425	$4.950	$4.978	$4.567	$3.337	$2.855	$3.168	$2.622
Number of Accumulation Units outstanding at end of period (in thousands)	111	116	117	117	119	106	50	57	57	42
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$6.561	$5.388	$4.919	$4.949	$4.543	$3.321	$2.843	$3.156	$2.613	$2.040
Accumulation Unit Value at end of period	$5.940	$6.561	$5.388	$4.919	$4.949	$4.543	$3.321	$2.843	$3.156	$2.613
Number of Accumulation Units outstanding at end of period (in thousands)	18	23	14	12	12	13	14	14	29	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$6.424	$5.284	$4.831	$4.868	$4.475	$3.277	$2.809	$3.123	$2.590	$2.024
Accumulation Unit Value at end of period	$5.808	$6.424	$5.284	$4.831	$4.868	$4.475	$3.277	$2.809	$3.123	$2.590
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	1	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford MidCap Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.527	$3.148	$2.825	$2.896	$2.710	$2.037	$1.650	$1.828	$1.484	$1.042
Accumulation Unit Value at end of period	$2.976	$3.527	$3.148	$2.825	$2.896	$2.710	$2.037	$1.650	$1.828	$1.484
Number of Accumulation Units outstanding at end of period (in thousands)	16,106	18,162	20,714	23,011	26,115	30,877	35,948	43,671	51,959	56,231
With Optional Death Benefit

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Accumulation Unit Value at beginning of period	$3.440	$3.074	$2.764	$2.837	$2.658	$2.001	$1.624	$1.801	$1.465	$1.031
Accumulation Unit Value at end of period	$2.898	$3.440	$3.074	$2.764	$2.837	$2.658	$2.001	$1.624	$1.801	$1.465
Number of Accumulation Units outstanding at end of period (in thousands)	549	719	828	1,015	1,205	1,492	1,729	2,161	2,607	2,732
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$3.412	$3.051	$2.743	$2.818	$2.642	$1.990	$1.616	$1.793	$1.459	$1.027
Accumulation Unit Value at end of period	$2.872	$3.412	$3.051	$2.743	$2.818	$2.642	$1.990	$1.616	$1.793	$1.459
Number of Accumulation Units outstanding at end of period (in thousands)	1,429	1,558	1,672	1,823	2,123	2,391	2,745	3,284	4,090	4,490
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.327	$2.980	$2.684	$2.760	$2.592	$1.955	$1.590	$1.767	$1.440	$1.015
Accumulation Unit Value at end of period	$2.797	$3.327	$2.980	$2.684	$2.760	$2.592	$1.955	$1.590	$1.767	$1.440
Number of Accumulation Units outstanding at end of period (in thousands)	1,628	1,978	2,258	2,654	3,230	3,979	5,367	7,321	9,700	12,503
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$3.327	$2.980	$2.684	$2.760	$2.592	$1.955	$1.590	$1.767	$1.440	$1.015
Accumulation Unit Value at end of period	$2.797	$3.327	$2.980	$2.684	$2.760	$2.592	$1.955	$1.590	$1.767	$1.440
Number of Accumulation Units outstanding at end of period (in thousands)	1,628	1,978	2,258	2,654	3,230	3,979	5,367	7,321	9,700	12,503
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$3.251	$2.916	$2.630	$2.709	$2.548	$1.925	$1.568	$1.745	$1.424	$1.005
Accumulation Unit Value at end of period	$2.729	$3.251	$2.916	$2.630	$2.709	$2.548	$1.925	$1.568	$1.745	$1.424
Number of Accumulation Units outstanding at end of period (in thousands)	479	642	756	904	1,297	1,886	3,164	3,901	5,580	6,393
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.251	$2.916	$2.630	$2.709	$2.548	$1.925	$1.568	$1.745	$1.424	$1.005
Accumulation Unit Value at end of period	$2.729	$3.251	$2.916	$2.630	$2.709	$2.548	$1.925	$1.568	$1.745	$1.424
Number of Accumulation Units outstanding at end of period (in thousands)	479	642	756	904	1,297	1,886	3,164	3,901	5,580	6,393
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.226	$2.895	$2.613	$2.693	$2.533	$1.915	$1.560	$1.737	$1.419	$1.002
Accumulation Unit Value at end of period	$2.707	$3.226	$2.895	$2.613	$2.693	$2.533	$1.915	$1.560	$1.737	$1.419
Number of Accumulation Units outstanding at end of period (in thousands)	248	271	280	330	466	557	689	1,112	1,647	2,024
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$3.169	$2.847	$2.571	$2.653	$2.499	$1.890	$1.542	$1.719	$1.405	$0.993
Accumulation Unit Value at end of period	$2.656	$3.169	$2.847	$2.571	$2.653	$2.499	$1.890	$1.542	$1.719	$1.405
Number of Accumulation Units outstanding at end of period (in thousands)	1,305	1,558	1,801	1,937	2,197	2,453	2,375	2,667	2,814	1,080
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$3.152	$2.833	$2.560	$2.643	$2.490	$1.885	$1.538	$1.716	$1.403	$0.992
Accumulation Unit Value at end of period	$2.641	$3.152	$2.833	$2.560	$2.643	$2.490	$1.885	$1.538	$1.716	$1.403
Number of Accumulation Units outstanding at end of period (in thousands)	214	290	283	308	336	448	697	824	1,032	1,269
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.152	$2.833	$2.560	$2.643	$2.490	$1.885	$1.538	$1.716	$1.403	$0.992
Accumulation Unit Value at end of period	$2.641	$3.152	$2.833	$2.560	$2.643	$2.490	$1.885	$1.538	$1.716	$1.403
Number of Accumulation Units outstanding at end of period (in thousands)	214	290	283	308	336	448	697	824	1,032	1,269
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.118	$2.804	$2.535	$2.618	$2.469	$1.869	$1.526	$1.703	$1.394	$0.986

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Accumulation Unit Value at end of period	$2.611	$3.118	$2.804	$2.535	$2.618	$2.469	$1.869	$1.526	$1.703	$1.394
Number of Accumulation Units outstanding at end of period (in thousands)	1,079	1,318	1,355	1,613	1,797	1,929	1,464	1,428	1,621	866
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$3.073	$2.766	$2.503	$2.588	$2.442	$1.851	$1.513	$1.690	$1.384	$0.980
Accumulation Unit Value at end of period	$2.571	$3.073	$2.766	$2.503	$2.588	$2.442	$1.851	$1.513	$1.690	$1.384
Number of Accumulation Units outstanding at end of period (in thousands)	33	45	47	86	104	82	106	151	172	175
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.046	$2.743	$2.484	$2.569	$2.426	$1.840	$1.504	$1.681	$1.378	$0.976
Accumulation Unit Value at end of period	$2.547	$3.046	$2.743	$2.484	$2.569	$2.426	$1.840	$1.504	$1.681	$1.378
Number of Accumulation Units outstanding at end of period (in thousands)	284	392	403	434	471	532	87	500	844	116
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.024	$2.724	$2.468	$2.554	$2.413	$1.831	$1.498	$1.675	$1.373	$0.973
Accumulation Unit Value at end of period	$2.527	$3.024	$2.724	$2.468	$2.554	$2.413	$1.831	$1.498	$1.675	$1.373
Number of Accumulation Units outstanding at end of period (in thousands)	404	449	465	543	469	453	337	445	327	34
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.961	$2.671	$2.424	$2.512	$2.377	$1.806	$1.480	$1.657	$1.361	$0.966
Accumulation Unit Value at end of period	$2.471	$2.961	$2.671	$2.424	$2.512	$2.377	$1.806	$1.480	$1.657	$1.361
Number of Accumulation Units outstanding at end of period (in thousands)	49	91	93	71	79	78	62	61	77	21

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Small Cap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.459	$2.917	$2.628	$2.676	$2.560	$1.790	$1.544	$1.541	$1.143	$0.855
Accumulation Unit Value at end of period	$3.016	$3.459	$2.917	$2.628	$2.676	$2.560	$1.790	$1.544	$1.541	$1.143
Number of Accumulation Units outstanding at end of period (in thousands)	6,834	7,015	8,165	9,436	10,939	13,958	15,165	19,000	20,404	20,405
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$3.379	$2.853	$2.575	$2.626	$2.516	$1.761	$1.521	$1.521	$1.130	$0.846
Accumulation Unit Value at end of period	$2.942	$3.379	$2.853	$2.575	$2.626	$2.516	$1.761	$1.521	$1.521	$1.130
Number of Accumulation Units outstanding at end of period (in thousands)	155	193	238	362	390	539	620	629	658	567
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$3.352	$2.833	$2.557	$2.609	$2.501	$1.752	$1.514	$1.515	$1.125	$0.843
Accumulation Unit Value at end of period	$2.917	$3.352	$2.833	$2.557	$2.609	$2.501	$1.752	$1.514	$1.515	$1.125
Number of Accumulation Units outstanding at end of period (in thousands)	526	575	632	689	811	948	1,080	1,481	2,037	2,258
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.274	$2.771	$2.505	$2.560	$2.458	$1.724	$1.492	$1.495	$1.112	$0.835
Accumulation Unit Value at end of period	$2.845	$3.274	$2.771	$2.505	$2.560	$2.458	$1.724	$1.492	$1.495	$1.112
Number of Accumulation Units outstanding at end of period (in thousands)	497	532	668	833	920	1,270	1,698	2,461	3,238	4,278
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$3.274	$2.771	$2.505	$2.560	$2.458	$1.724	$1.492	$1.495	$1.112	$0.835
Accumulation Unit Value at end of period	$2.845	$3.274	$2.771	$2.505	$2.560	$2.458	$1.724	$1.492	$1.495	$1.112

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of Accumulation Units outstanding at end of period (in thousands)	497	532	668	833	920	1,270	1,698	2,461	3,238	4,278
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$3.199	$2.712	$2.456	$2.513	$2.416	$1.697	$1.471	$1.476	$1.100	$0.827
Accumulation Unit Value at end of period	$2.776	$3.199	$2.712	$2.456	$2.513	$2.416	$1.697	$1.471	$1.476	$1.100
Number of Accumulation Units outstanding at end of period (in thousands)	148	215	277	354	552	863	1,604	2,069	3,109	3,132
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.199	$2.712	$2.456	$2.513	$2.416	$1.697	$1.471	$1.476	$1.100	$0.827
Accumulation Unit Value at end of period	$2.776	$3.199	$2.712	$2.456	$2.513	$2.416	$1.697	$1.471	$1.476	$1.100
Number of Accumulation Units outstanding at end of period (in thousands)	148	215	277	354	552	863	1,604	2,069	3,109	3,132
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.175	$2.692	$2.439	$2.497	$2.402	$1.688	$1.464	$1.470	$1.096	$0.824
Accumulation Unit Value at end of period	$2.753	$3.175	$2.692	$2.439	$2.497	$2.402	$1.688	$1.464	$1.470	$1.096
Number of Accumulation Units outstanding at end of period (in thousands)	157	167	183	219	305	366	510	605	954	1,260
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$31.738	$26.939	$24.432	$25.038	$24.111	$16.962	$14.726	$14.798	$11.044	$8.314
Accumulation Unit Value at end of period	$27.497	$31.738	$26.939	$24.432	$25.038	$24.111	$16.962	$14.726	$14.798	$11.044
Number of Accumulation Units outstanding at end of period (in thousands)	178	193	229	251	278	321	355	442	476	163
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$3.102	$2.634	$2.391	$2.451	$2.361	$1.662	$1.444	$1.452	$1.084	$0.816
Accumulation Unit Value at end of period	$2.686	$3.102	$2.634	$2.391	$2.451	$2.361	$1.662	$1.444	$1.452	$1.084
Number of Accumulation Units outstanding at end of period (in thousands)	304	340	421	502	578	703	1,040	1,590	2,443	2,959
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.102	$2.634	$2.391	$2.451	$2.361	$1.662	$1.444	$1.452	$1.084	$0.816
Accumulation Unit Value at end of period	$2.686	$3.102	$2.634	$2.391	$2.451	$2.361	$1.662	$1.444	$1.452	$1.084
Number of Accumulation Units outstanding at end of period (in thousands)	304	340	421	502	578	703	1,040	1,590	2,443	2,959
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.077	$2.614	$2.373	$2.434	$2.347	$1.652	$1.436	$1.445	$1.079	$0.813
Accumulation Unit Value at end of period	$2.663	$3.077	$2.614	$2.373	$2.434	$2.347	$1.652	$1.436	$1.445	$1.079
Number of Accumulation Units outstanding at end of period (in thousands)	719	1,011	1,104	1,044	1,014	1,787	1,007	1,053	1,180	1,113
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$3.031	$2.578	$2.343	$2.406	$2.322	$1.636	$1.424	$1.433	$1.072	$0.809
Accumulation Unit Value at end of period	$2.621	$3.031	$2.578	$2.343	$2.406	$2.322	$1.636	$1.424	$1.433	$1.072
Number of Accumulation Units outstanding at end of period (in thousands)	7	18	19	13	34	38	51	39	138	59
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.005	$2.557	$2.325	$2.389	$2.306	$1.626	$1.415	$1.426	$1.067	$0.805
Accumulation Unit Value at end of period	$2.597	$3.005	$2.557	$2.325	$2.389	$2.306	$1.626	$1.415	$1.426	$1.067
Number of Accumulation Units outstanding at end of period (in thousands)	155	210	215	193	190	139	98	117	199	142
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.983	$2.540	$2.310	$2.375	$2.294	$1.618	$1.409	$1.420	$1.063	$0.803

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Accumulation Unit Value at end of period	$2.577	$2.983	$2.540	$2.310	$2.375	$2.294	$1.618	$1.409	$1.420	$1.063
Number of Accumulation Units outstanding at end of period (in thousands)	361	446	457	471	429	463	356	517	327	52
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.921	$2.491	$2.269	$2.336	$2.259	$1.597	$1.392	$1.406	$1.054	$0.797
Accumulation Unit Value at end of period	$2.519	$2.921	$2.491	$2.269	$2.336	$2.259	$1.597	$1.392	$1.406	$1.054
Number of Accumulation Units outstanding at end of period (in thousands)	17	58	67	5	—	78	6	12	31	13

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Small Company HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$4.996	$4.003	$3.972	$4.382	$4.144	$2.907	$2.545	$2.667	$2.175	$1.704
Accumulation Unit Value at end of period	$4.725	$4.996	$4.003	$3.972	$4.382	$4.144	$2.907	$2.545	$2.667	$2.175
Number of Accumulation Units outstanding at end of period (in thousands)	16,158	18,001	19,675	22,424	25,466	29,863	35,881	43,459	51,543	62,391
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$4.858	$3.899	$3.874	$4.281	$4.054	$2.848	$2.497	$2.621	$2.141	$1.679
Accumulation Unit Value at end of period	$4.588	$4.858	$3.899	$3.874	$4.281	$4.054	$2.848	$2.497	$2.621	$2.141
Number of Accumulation Units outstanding at end of period (in thousands)	563	765	821	949	1,203	1,371	1,507	1,726	2,141	2,514
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$4.830	$3.878	$3.856	$4.262	$4.039	$2.838	$2.490	$2.614	$2.137	$1.677
Accumulation Unit Value at end of period	$4.559	$4.830	$3.878	$3.856	$4.262	$4.039	$2.838	$2.490	$2.614	$2.137
Number of Accumulation Units outstanding at end of period (in thousands)	259	277	310	321	376	463	634	714	933	1,114
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$4.696	$3.777	$3.761	$4.163	$3.951	$2.781	$2.443	$2.569	$2.103	$1.653
Accumulation Unit Value at end of period	$4.426	$4.696	$3.777	$3.761	$4.163	$3.951	$2.781	$2.443	$2.569	$2.103
Number of Accumulation Units outstanding at end of period (in thousands)	379	448	503	624	686	1,003	1,361	1,802	2,247	3,078
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$4.696	$3.777	$3.761	$4.163	$3.951	$2.781	$2.443	$2.569	$2.103	$1.653
Accumulation Unit Value at end of period	$4.426	$4.696	$3.777	$3.761	$4.163	$3.951	$2.781	$2.443	$2.569	$2.103
Number of Accumulation Units outstanding at end of period (in thousands)	379	448	503	624	686	1,003	1,361	1,802	2,247	3,078
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$4.589	$3.696	$3.686	$4.086	$3.884	$2.737	$2.409	$2.537	$2.080	$1.637
Accumulation Unit Value at end of period	$4.318	$4.589	$3.696	$3.686	$4.086	$3.884	$2.737	$2.409	$2.537	$2.080
Number of Accumulation Units outstanding at end of period (in thousands)	157	189	259	380	470	744	1,195	1,435	1,755	2,394
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$4.589	$3.696	$3.686	$4.086	$3.884	$2.737	$2.409	$2.537	$2.080	$1.637
Accumulation Unit Value at end of period	$4.318	$4.589	$3.696	$3.686	$4.086	$3.884	$2.737	$2.409	$2.537	$2.080
Number of Accumulation Units outstanding at end of period (in thousands)	157	189	259	380	470	744	1,195	1,435	1,755	2,394
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$4.554	$3.669	$3.661	$4.061	$3.862	$2.723	$2.398	$2.526	$2.072	$1.632
Accumulation Unit Value at end of period	$4.283	$4.554	$3.669	$3.661	$4.061	$3.862	$2.723	$2.398	$2.526	$2.072
Number of Accumulation Units outstanding at end of period (in thousands)	87	90	95	98	139	156	221	394	522	650

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$3.158	$2.547	$2.544	$2.825	$2.689	$1.898	$1.673	$1.764	$1.448	$1.142
Accumulation Unit Value at end of period	$2.967	$3.158	$2.547	$2.544	$2.825	$2.689	$1.898	$1.673	$1.764	$1.448
Number of Accumulation Units outstanding at end of period (in thousands)	822	829	917	996	1,240	1,389	1,407	1,578	1,913	901
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$4.450	$3.591	$3.588	$3.986	$3.796	$2.681	$2.364	$2.494	$2.049	$1.616
Accumulation Unit Value at end of period	$4.179	$4.450	$3.591	$3.588	$3.986	$3.796	$2.681	$2.364	$2.494	$2.049
Number of Accumulation Units outstanding at end of period (in thousands)	46	52	81	95	96	118	142	168	237	418
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$4.450	$3.591	$3.588	$3.986	$3.796	$2.681	$2.364	$2.494	$2.049	$1.616
Accumulation Unit Value at end of period	$4.179	$4.450	$3.591	$3.588	$3.986	$3.796	$2.681	$2.364	$2.494	$2.049
Number of Accumulation Units outstanding at end of period (in thousands)	46	52	81	95	96	118	142	168	237	418
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.107	$2.509	$2.508	$2.788	$2.656	$1.877	$1.656	$1.748	$1.437	$1.134
Accumulation Unit Value at end of period	$2.917	$3.107	$2.509	$2.508	$2.788	$2.656	$1.877	$1.656	$1.748	$1.437
Number of Accumulation Units outstanding at end of period (in thousands)	564	643	903	721	937	994	474	469	514	449
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$3.062	$2.475	$2.476	$2.755	$2.628	$1.859	$1.641	$1.735	$1.427	$1.127
Accumulation Unit Value at end of period	$2.871	$3.062	$2.475	$2.476	$2.755	$2.628	$1.859	$1.641	$1.735	$1.427
Number of Accumulation Units outstanding at end of period (in thousands)	19	31	32	33	38	40	118	69	89	93
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.035	$2.454	$2.457	$2.735	$2.610	$1.847	$1.632	$1.726	$1.420	$1.122
Accumulation Unit Value at end of period	$2.845	$3.035	$2.454	$2.457	$2.735	$2.610	$1.847	$1.632	$1.726	$1.420
Number of Accumulation Units outstanding at end of period (in thousands)	112	113	158	125	135	73	84	418	79	87
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$3.013	$2.437	$2.442	$2.719	$2.596	$1.838	$1.625	$1.719	$1.416	$1.119
Accumulation Unit Value at end of period	$2.823	$3.013	$2.437	$2.442	$2.719	$2.596	$1.838	$1.625	$1.719	$1.416
Number of Accumulation Units outstanding at end of period (in thousands)	144	172	201	203	161	185	148	124	99	37
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.950	$2.390	$2.398	$2.675	$2.558	$1.814	$1.606	$1.701	$1.403	$1.111
Accumulation Unit Value at end of period	$2.760	$2.950	$2.390	$2.398	$2.675	$2.558	$1.814	$1.606	$1.701	$1.403
Number of Accumulation Units outstanding at end of period (in thousands)	24	20	85	11	21	57	10	11	25	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Stock HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.639	$10.678	$10.066	$9.921	$9.025	$6.910	$6.117	$6.263	$5.524	$3.952
Accumulation Unit Value at end of period	$12.464	$12.639	$10.678	$10.066	$9.921	$9.025	$6.910	$6.117	$6.263	$5.524

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of Accumulation Units outstanding at end of period (in thousands)	29,230	33,326	37,675	42,712	49,443	59,673	73,019	87,842	105,109	126,553
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$12.290	$10.399	$9.818	$9.690	$8.829	$6.770	$6.002	$6.154	$5.436	$3.895
Accumulation Unit Value at end of period	$12.101	$12.290	$10.399	$9.818	$9.690	$8.829	$6.770	$6.002	$6.154	$5.436
Number of Accumulation Units outstanding at end of period (in thousands)	846	970	1,118	1,301	1,491	1,838	2,153	2,440	2,926	3,487
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$12.218	$10.343	$9.770	$9.648	$8.795	$6.747	$5.985	$6.139	$5.426	$3.890
Accumulation Unit Value at end of period	$12.025	$12.218	$10.343	$9.770	$9.648	$8.795	$6.747	$5.985	$6.139	$5.426
Number of Accumulation Units outstanding at end of period (in thousands)	723	828	928	977	1,068	1,200	1,411	1,735	2,444	2,892
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.881	$10.073	$9.529	$9.424	$8.603	$6.610	$5.872	$6.033	$5.340	$3.834
Accumulation Unit Value at end of period	$11.675	$11.881	$10.073	$9.529	$9.424	$8.603	$6.610	$5.872	$6.033	$5.340
Number of Accumulation Units outstanding at end of period (in thousands)	635	723	903	965	1,106	1,397	1,872	2,475	3,177	4,142
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$11.881	$10.073	$9.529	$9.424	$8.603	$6.610	$5.872	$6.033	$5.340	$3.834
Accumulation Unit Value at end of period	$11.675	$11.881	$10.073	$9.529	$9.424	$8.603	$6.610	$5.872	$6.033	$5.340
Number of Accumulation Units outstanding at end of period (in thousands)	635	723	903	965	1,106	1,397	1,872	2,475	3,177	4,142
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.609	$9.857	$9.339	$9.250	$8.457	$6.508	$5.790	$5.957	$5.281	$3.797
Accumulation Unit Value at end of period	$11.391	$11.609	$9.857	$9.339	$9.250	$8.457	$6.508	$5.790	$5.957	$5.281
Number of Accumulation Units outstanding at end of period (in thousands)	145	190	242	355	464	599	1,015	1,322	1,841	2,351
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.609	$9.857	$9.339	$9.250	$8.457	$6.508	$5.790	$5.957	$5.281	$3.797
Accumulation Unit Value at end of period	$11.391	$11.609	$9.857	$9.339	$9.250	$8.457	$6.508	$5.790	$5.957	$5.281
Number of Accumulation Units outstanding at end of period (in thousands)	145	190	242	355	464	599	1,015	1,322	1,841	2,351
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.520	$9.787	$9.276	$9.193	$8.409	$6.474	$5.763	$5.932	$5.261	$3.785
Accumulation Unit Value at end of period	$11.298	$11.520	$9.787	$9.276	$9.193	$8.409	$6.474	$5.763	$5.932	$5.261
Number of Accumulation Units outstanding at end of period (in thousands)	65	71	79	100	111	168	194	269	396	569
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.924	$1.636	$1.552	$1.540	$1.410	$1.087	$0.968	$0.998	$0.886	$0.638
Accumulation Unit Value at end of period	$1.885	$1.924	$1.636	$1.552	$1.540	$1.410	$1.087	$0.968	$0.998	$0.886
Number of Accumulation Units outstanding at end of period (in thousands)	4,884	5,504	6,401	7,225	8,207	9,082	9,652	11,984	11,789	5,074
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.256	$9.577	$9.092	$9.023	$8.266	$6.374	$5.682	$5.858	$5.203	$3.748
Accumulation Unit Value at end of period	$11.023	$11.256	$9.577	$9.092	$9.023	$8.266	$6.374	$5.682	$5.858	$5.203
Number of Accumulation Units outstanding at end of period (in thousands)	186	215	247	292	342	407	541	784	1,066	1,297
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.256	$9.577	$9.092	$9.023	$8.266	$6.374	$5.682	$5.858	$5.203	$3.748
Accumulation Unit Value at end of period	$11.023	$11.256	$9.577	$9.092	$9.023	$8.266	$6.374	$5.682	$5.858	$5.203

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of Accumulation Units outstanding at end of period (in thousands)	186	215	247	292	342	407	541	784	1,066	1,297
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.893	$1.612	$1.531	$1.520	$1.393	$1.075	$0.959	$0.989	$0.879	$0.633
Accumulation Unit Value at end of period	$1.853	$1.893	$1.612	$1.531	$1.520	$1.393	$1.075	$0.959	$0.989	$0.879
Number of Accumulation Units outstanding at end of period (in thousands)	2,495	2,744	2,859	3,231	3,416	4,204	3,243	3,558	3,762	3,181
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.866	$1.590	$1.511	$1.502	$1.378	$1.064	$0.950	$0.981	$0.873	$0.630
Accumulation Unit Value at end of period	$1.824	$1.866	$1.590	$1.511	$1.502	$1.378	$1.064	$0.950	$0.981	$0.873
Number of Accumulation Units outstanding at end of period (in thousands)	31	49	49	25	47	51	61	76	185	223
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.849	$1.577	$1.500	$1.491	$1.369	$1.058	$0.945	$0.976	$0.869	$0.627
Accumulation Unit Value at end of period	$1.807	$1.849	$1.577	$1.500	$1.491	$1.369	$1.058	$0.945	$0.976	$0.869
Number of Accumulation Units outstanding at end of period (in thousands)	528	598	627	551	557	274	232	253	320	335
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.836	$1.566	$1.490	$1.483	$1.362	$1.053	$0.941	$0.972	$0.866	$0.625
Accumulation Unit Value at end of period	$1.793	$1.836	$1.566	$1.490	$1.483	$1.362	$1.053	$0.941	$0.972	$0.866
Number of Accumulation Units outstanding at end of period (in thousands)	638	790	871	917	900	816	557	692	513	234
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.798	$1.536	$1.464	$1.458	$1.341	$1.038	$0.929	$0.962	$0.858	$0.621
Accumulation Unit Value at end of period	$1.753	$1.798	$1.536	$1.464	$1.458	$1.341	$1.038	$0.929	$0.962	$0.858
Number of Accumulation Units outstanding at end of period (in thousands)	44	1	1	1	1	2	4	23	24	41

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Total Return Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$4.444	$4.279	$4.147	$4.224	$4.039	$4.146	$3.904	$3.695	$3.480	$3.064
Accumulation Unit Value at end of period	$4.353	$4.444	$4.279	$4.147	$4.224	$4.039	$4.146	$3.904	$3.695	$3.480
Number of Accumulation Units outstanding at end of period (in thousands)	35,136	38,606	41,911	47,195	54,621	66,243	85,314	97,444	110,879	119,699
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$4.321	$4.167	$4.044	$4.125	$3.951	$4.062	$3.831	$3.631	$3.425	$3.020
Accumulation Unit Value at end of period	$4.227	$4.321	$4.167	$4.044	$4.125	$3.951	$4.062	$3.831	$3.631	$3.425
Number of Accumulation Units outstanding at end of period (in thousands)	1,109	1,267	1,391	1,693	2,001	2,346	3,002	3,262	3,608	4,079
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$4.296	$4.145	$4.025	$4.108	$3.936	$4.049	$3.820	$3.622	$3.418	$3.016
Accumulation Unit Value at end of period	$4.200	$4.296	$4.145	$4.025	$4.108	$3.936	$4.049	$3.820	$3.622	$3.418
Number of Accumulation Units outstanding at end of period (in thousands)	1,540	1,547	1,651	1,871	2,104	2,347	3,037	3,723	4,244	4,740
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$4.178	$4.037	$3.925	$4.012	$3.850	$3.966	$3.748	$3.560	$3.364	$2.972
Accumulation Unit Value at end of period	$4.078	$4.178	$4.037	$3.925	$4.012	$3.850	$3.966	$3.748	$3.560	$3.364
Number of Accumulation Units outstanding at end of period (in thousands)	1,693	1,916	2,105	2,681	3,189	3,910	5,388	6,704	8,837	11,437

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$4.178	$4.037	$3.925	$4.012	$3.850	$3.966	$3.748	$3.560	$3.364	$2.972
Accumulation Unit Value at end of period	$4.078	$4.178	$4.037	$3.925	$4.012	$3.850	$3.966	$3.748	$3.560	$3.364
Number of Accumulation Units outstanding at end of period (in thousands)	1,693	1,916	2,105	2,681	3,189	3,910	5,388	6,704	8,837	11,437
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$4.082	$3.950	$3.847	$3.938	$3.785	$3.905	$3.695	$3.515	$3.327	$2.944
Accumulation Unit Value at end of period	$3.979	$4.082	$3.950	$3.847	$3.938	$3.785	$3.905	$3.695	$3.515	$3.327
Number of Accumulation Units outstanding at end of period (in thousands)	818	998	1,136	1,390	1,841	2,740	5,106	5,557	7,126	9,078
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$4.082	$3.950	$3.847	$3.938	$3.785	$3.905	$3.695	$3.515	$3.327	$2.944
Accumulation Unit Value at end of period	$3.979	$4.082	$3.950	$3.847	$3.938	$3.785	$3.905	$3.695	$3.515	$3.327
Number of Accumulation Units outstanding at end of period (in thousands)	818	998	1,136	1,390	1,841	2,740	5,106	5,557	7,126	9,078
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$4.051	$3.922	$3.821	$3.914	$3.763	$3.885	$3.678	$3.500	$3.315	$2.934
Accumulation Unit Value at end of period	$3.946	$4.051	$3.922	$3.821	$3.914	$3.763	$3.885	$3.678	$3.500	$3.315
Number of Accumulation Units outstanding at end of period (in thousands)	159	167	193	263	346	437	723	883	1,336	1,604
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.122	$16.594	$16.185	$16.593	$15.971	$16.502	$15.640	$14.898	$14.123	$12.515
Accumulation Unit Value at end of period	$16.664	$17.122	$16.594	$16.185	$16.593	$15.971	$16.502	$15.640	$14.898	$14.123
Number of Accumulation Units outstanding at end of period (in thousands)	992	1,144	1,217	1,320	1,456	1,501	1,636	1,598	1,695	759
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$3.958	$3.838	$3.745	$3.842	$3.699	$3.824	$3.626	$3.456	$3.278	$2.906
Accumulation Unit Value at end of period	$3.850	$3.958	$3.838	$3.745	$3.842	$3.699	$3.824	$3.626	$3.456	$3.278
Number of Accumulation Units outstanding at end of period (in thousands)	415	479	556	667	888	1,102	1,600	2,112	2,490	2,706
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.958	$3.838	$3.745	$3.842	$3.699	$3.824	$3.626	$3.456	$3.278	$2.906
Accumulation Unit Value at end of period	$3.850	$3.958	$3.838	$3.745	$3.842	$3.699	$3.824	$3.626	$3.456	$3.278
Number of Accumulation Units outstanding at end of period (in thousands)	415	479	556	667	888	1,102	1,600	2,112	2,490	2,706
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.778	$1.725	$1.684	$1.729	$1.665	$1.723	$1.634	$1.558	$1.479	$1.312
Accumulation Unit Value at end of period	$1.729	$1.778	$1.725	$1.684	$1.729	$1.665	$1.723	$1.634	$1.558	$1.479
Number of Accumulation Units outstanding at end of period (in thousands)	3,991	4,337	4,675	5,043	5,510	5,097	4,638	4,251	4,439	3,856
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.752	$1.702	$1.663	$1.709	$1.648	$1.706	$1.620	$1.546	$1.469	$1.304
Accumulation Unit Value at end of period	$1.702	$1.752	$1.702	$1.663	$1.709	$1.648	$1.706	$1.620	$1.546	$1.469
Number of Accumulation Units outstanding at end of period (in thousands)	56	71	128	173	197	310	456	499	725	721
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.737	$1.688	$1.650	$1.696	$1.637	$1.695	$1.611	$1.538	$1.462	$1.299
Accumulation Unit Value at end of period	$1.686	$1.737	$1.688	$1.650	$1.696	$1.637	$1.695	$1.611	$1.538	$1.462

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of Accumulation Units outstanding at end of period (in thousands)	385	485	587	602	662	548	347	361	362	297
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.724	$1.676	$1.640	$1.686	$1.628	$1.687	$1.604	$1.532	$1.457	$1.295
Accumulation Unit Value at end of period	$1.673	$1.724	$1.676	$1.640	$1.686	$1.628	$1.687	$1.604	$1.532	$1.457
Number of Accumulation Units outstanding at end of period (in thousands)	1,223	1,290	1,139	1,035	1,045	1,053	902	797	703	325
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.689	$1.644	$1.611	$1.659	$1.604	$1.664	$1.585	$1.516	$1.444	$1.285
Accumulation Unit Value at end of period	$1.636	$1.689	$1.644	$1.611	$1.659	$1.604	$1.664	$1.585	$1.516	$1.444
Number of Accumulation Units outstanding at end of period (in thousands)	146	217	239	182	324	232	183	131	55	44

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford U.S. Government Securities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.251	$1.251	$1.247	$1.243	$1.224	$1.261	$1.231	$1.189	$1.160	$1.136
Accumulation Unit Value at end of period	$1.246	$1.251	$1.251	$1.247	$1.243	$1.224	$1.261	$1.231	$1.189	$1.160
Number of Accumulation Units outstanding at end of period (in thousands)	27,188	30,115	33,264	36,381	41,452	51,736	70,188	82,561	97,595	113,897
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.222	$1.223	$1.222	$1.220	$1.203	$1.241	$1.214	$1.174	$1.147	$1.125
Accumulation Unit Value at end of period	$1.215	$1.222	$1.223	$1.222	$1.220	$1.203	$1.241	$1.214	$1.174	$1.147
Number of Accumulation Units outstanding at end of period (in thousands)	1,007	1,136	1,265	1,437	1,850	2,247	3,127	3,798	4,303	4,294
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.213	$1.214	$1.213	$1.212	$1.196	$1.234	$1.208	$1.169	$1.142	$1.121
Accumulation Unit Value at end of period	$1.205	$1.213	$1.214	$1.213	$1.212	$1.196	$1.234	$1.208	$1.169	$1.142
Number of Accumulation Units outstanding at end of period (in thousands)	1,283	1,362	1,312	1,326	1,357	1,565	2,097	2,878	3,758	4,179
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.185	$1.188	$1.189	$1.189	$1.176	$1.215	$1.191	$1.153	$1.129	$1.110
Accumulation Unit Value at end of period	$1.176	$1.185	$1.188	$1.189	$1.189	$1.176	$1.215	$1.191	$1.153	$1.129
Number of Accumulation Units outstanding at end of period (in thousands)	2,404	2,626	2,972	3,963	4,522	5,481	7,214	9,090	12,110	17,292
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.185	$1.188	$1.189	$1.189	$1.176	$1.215	$1.191	$1.153	$1.129	$1.110
Accumulation Unit Value at end of period	$1.176	$1.185	$1.188	$1.189	$1.189	$1.176	$1.215	$1.191	$1.153	$1.129
Number of Accumulation Units outstanding at end of period (in thousands)	2,404	2,626	2,972	3,963	4,522	5,481	7,214	9,090	12,110	17,292
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.157	$1.163	$1.165	$1.167	$1.156	$1.196	$1.174	$1.139	$1.117	$1.099
Accumulation Unit Value at end of period	$1.147	$1.157	$1.163	$1.165	$1.167	$1.156	$1.196	$1.174	$1.139	$1.117
Number of Accumulation Units outstanding at end of period (in thousands)	962	1,379	1,609	1,985	2,576	3,311	5,766	6,420	8,290	10,608
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.157	$1.163	$1.165	$1.167	$1.156	$1.196	$1.174	$1.139	$1.117	$1.099
Accumulation Unit Value at end of period	$1.147	$1.157	$1.163	$1.165	$1.167	$1.156	$1.196	$1.174	$1.139	$1.117
Number of Accumulation Units outstanding at end of period (in thousands)	962	1,379	1,609	1,985	2,576	3,311	5,766	6,420	8,290	10,608

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.149	$1.154	$1.157	$1.160	$1.149	$1.190	$1.168	$1.134	$1.113	$1.096
Accumulation Unit Value at end of period	$1.138	$1.149	$1.154	$1.157	$1.160	$1.149	$1.190	$1.168	$1.134	$1.113
Number of Accumulation Units outstanding at end of period (in thousands)	319	329	438	478	471	577	814	950	1,532	1,958
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.131	$1.138	$1.142	$1.146	$1.136	$1.178	$1.157	$1.125	$1.104	$1.089
Accumulation Unit Value at end of period	$1.119	$1.131	$1.138	$1.142	$1.146	$1.136	$1.178	$1.157	$1.125	$1.104
Number of Accumulation Units outstanding at end of period (in thousands)	5,055	4,932	4,834	5,399	6,142	6,783	8,825	7,968	8,557	3,873
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.122	$1.130	$1.134	$1.139	$1.129	$1.171	$1.152	$1.120	$1.100	$1.085
Accumulation Unit Value at end of period	$1.110	$1.122	$1.130	$1.134	$1.139	$1.129	$1.171	$1.152	$1.120	$1.100
Number of Accumulation Units outstanding at end of period (in thousands)	812	901	1,514	1,380	1,532	1,692	1,832	2,328	3,829	4,353
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.122	$1.130	$1.134	$1.139	$1.129	$1.171	$1.152	$1.120	$1.100	$1.085
Accumulation Unit Value at end of period	$1.110	$1.122	$1.130	$1.134	$1.139	$1.129	$1.171	$1.152	$1.120	$1.100
Number of Accumulation Units outstanding at end of period (in thousands)	812	901	1,514	1,380	1,532	1,692	1,832	2,328	3,829	4,353
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.113	$1.121	$1.126	$1.131	$1.122	$1.165	$1.146	$1.115	$1.096	$1.081
Accumulation Unit Value at end of period	$1.100	$1.113	$1.121	$1.126	$1.131	$1.122	$1.165	$1.146	$1.115	$1.096
Number of Accumulation Units outstanding at end of period (in thousands)	1,932	2,194	2,285	2,686	2,772	2,804	2,896	2,643	2,609	2,121
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.097	$1.105	$1.112	$1.118	$1.110	$1.153	$1.136	$1.106	$1.088	$1.075
Accumulation Unit Value at end of period	$1.083	$1.097	$1.105	$1.112	$1.118	$1.110	$1.153	$1.136	$1.106	$1.088
Number of Accumulation Units outstanding at end of period (in thousands)	46	50	51	54	57	60	165	156	204	134
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.087	$1.096	$1.103	$1.110	$1.103	$1.146	$1.129	$1.100	$1.083	$1.070
Accumulation Unit Value at end of period	$1.073	$1.087	$1.096	$1.103	$1.110	$1.103	$1.146	$1.129	$1.100	$1.083
Number of Accumulation Units outstanding at end of period (in thousands)	198	362	380	574	1,008	903	1,824	1,307	191	438
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.079	$1.089	$1.096	$1.103	$1.097	$1.141	$1.124	$1.096	$1.079	$1.067
Accumulation Unit Value at end of period	$1.065	$1.079	$1.089	$1.096	$1.103	$1.097	$1.141	$1.124	$1.096	$1.079
Number of Accumulation Units outstanding at end of period (in thousands)	555	625	572	578	542	438	405	470	406	96
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.057	$1.068	$1.077	$1.085	$1.081	$1.125	$1.111	$1.084	$1.070	$1.059
Accumulation Unit Value at end of period	$1.041	$1.057	$1.068	$1.077	$1.085	$1.081	$1.125	$1.111	$1.084	$1.070
Number of Accumulation Units outstanding at end of period (in thousands)	50	83	93	124	126	39	13	40	23	39

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.906	$1.910	$1.916	$1.938	$1.960	$1.985	$2.010	$2.035	$2.060	$2.085
Accumulation Unit Value at end of period	$1.912	$1.906	$1.910	$1.916	$1.938	$1.960	$1.985	$2.010	$2.035	$2.060
Number of Accumulation Units outstanding at end of period (in thousands)	19,740	20,400	22,495	25,908	30,195	37,949	52,389	62,003	67,735	98,786
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.853	$1.860	$1.869	$1.893	$1.917	$1.944	$1.972	$2.000	$2.028	$2.055
Accumulation Unit Value at end of period	$1.856	$1.853	$1.860	$1.869	$1.893	$1.917	$1.944	$1.972	$2.000	$2.028
Number of Accumulation Units outstanding at end of period (in thousands)	654	637	686	806	1,275	1,601	2,379	3,247	3,529	4,131
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.842	$1.850	$1.860	$1.884	$1.910	$1.938	$1.966	$1.995	$2.024	$2.052
Accumulation Unit Value at end of period	$1.844	$1.842	$1.850	$1.860	$1.884	$1.910	$1.938	$1.966	$1.995	$2.024
Number of Accumulation Units outstanding at end of period (in thousands)	659	678	891	966	1,148	1,294	2,060	2,359	3,010	4,128
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.791	$1.802	$1.814	$1.841	$1.868	$1.898	$1.929	$1.960	$1.992	$2.023
Accumulation Unit Value at end of period	$1.791	$1.791	$1.802	$1.814	$1.841	$1.868	$1.898	$1.929	$1.960	$1.992
Number of Accumulation Units outstanding at end of period (in thousands)	764	935	1,183	1,405	1,571	1,953	3,424	4,623	5,201	6,907
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.791	$1.802	$1.814	$1.841	$1.868	$1.898	$1.929	$1.960	$1.992	$2.023
Accumulation Unit Value at end of period	$1.791	$1.791	$1.802	$1.814	$1.841	$1.868	$1.898	$1.929	$1.960	$1.992
Number of Accumulation Units outstanding at end of period (in thousands)	764	935	1,183	1,405	1,571	1,953	3,424	4,623	5,201	6,907
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.750	$1.763	$1.777	$1.807	$1.837	$1.869	$1.902	$1.936	$1.970	$2.003
Accumulation Unit Value at end of period	$1.747	$1.750	$1.763	$1.777	$1.807	$1.837	$1.869	$1.902	$1.936	$1.970
Number of Accumulation Units outstanding at end of period (in thousands)	294	239	257	567	694	965	2,976	3,223	3,069	5,341
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.750	$1.763	$1.777	$1.807	$1.837	$1.869	$1.902	$1.936	$1.970	$2.003
Accumulation Unit Value at end of period	$1.747	$1.750	$1.763	$1.777	$1.807	$1.837	$1.869	$1.902	$1.936	$1.970
Number of Accumulation Units outstanding at end of period (in thousands)	294	239	257	567	694	965	2,976	3,223	3,069	5,341
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.737	$1.751	$1.766	$1.795	$1.826	$1.859	$1.893	$1.928	$1.963	$1.997
Accumulation Unit Value at end of period	$1.733	$1.737	$1.751	$1.766	$1.795	$1.826	$1.859	$1.893	$1.928	$1.963
Number of Accumulation Units outstanding at end of period (in thousands)	257	90	111	162	223	328	651	806	909	1,028
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.926	$0.935	$0.944	$0.960	$0.978	$0.997	$1.016	$1.035	$1.055	$1.075
Accumulation Unit Value at end of period	$0.923	$0.926	$0.935	$0.944	$0.960	$0.978	$0.997	$1.016	$1.035	$1.055
Number of Accumulation Units outstanding at end of period (in thousands)	3,284	3,838	4,085	4,644	5,526	4,680	5,421	6,723	5,110	4,342
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.697	$1.713	$1.730	$1.762	$1.795	$1.830	$1.867	$1.903	$1.941	$1.978
Accumulation Unit Value at end of period	$1.691	$1.697	$1.713	$1.730	$1.762	$1.795	$1.830	$1.867	$1.903	$1.941
Number of Accumulation Units outstanding at end of period (in thousands)	222	70	84	89	130	390	722	904	2,023	2,629

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.697	$1.713	$1.730	$1.762	$1.795	$1.830	$1.867	$1.903	$1.941	$1.978
Accumulation Unit Value at end of period	$1.691	$1.697	$1.713	$1.730	$1.762	$1.795	$1.830	$1.867	$1.903	$1.941
Number of Accumulation Units outstanding at end of period (in thousands)	222	70	84	89	130	390	722	904	2,023	2,629
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.990	$0.999	$1.010	$1.029	$1.049	$1.070	$1.092	$1.114	$1.136	$1.158
Accumulation Unit Value at end of period	$0.985	$0.990	$0.999	$1.010	$1.029	$1.049	$1.070	$1.092	$1.114	$1.136
Number of Accumulation Units outstanding at end of period (in thousands)	869	1,197	1,069	1,209	1,585	2,248	2,613	2,925	1,895	1,927
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.947	$0.957	$0.968	$0.987	$1.007	$1.029	$1.051	$1.073	$1.096	$1.118
Accumulation Unit Value at end of period	$0.942	$0.947	$0.957	$0.968	$0.987	$1.007	$1.029	$1.051	$1.073	$1.096
Number of Accumulation Units outstanding at end of period (in thousands)	163	176	186	197	208	219	314	370	353	124
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.967	$0.978	$0.989	$1.010	$1.031	$1.053	$1.076	$1.099	$1.123	$1.147
Accumulation Unit Value at end of period	$0.961	$0.967	$0.978	$0.989	$1.010	$1.031	$1.053	$1.076	$1.099	$1.123
Number of Accumulation Units outstanding at end of period (in thousands)	190	134	160	185	168	153	30	24	29	156
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.960	$0.971	$0.983	$1.004	$1.025	$1.048	$1.071	$1.095	$1.119	$1.143
Accumulation Unit Value at end of period	$0.953	$0.960	$0.971	$0.983	$1.004	$1.025	$1.048	$1.071	$1.095	$1.119
Number of Accumulation Units outstanding at end of period (in thousands)	273	393	35	213	204	271	250	179	662	806
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.904	$0.917	$0.929	$0.950	$0.972	$0.995	$1.019	$1.043	$1.068	$1.092
Accumulation Unit Value at end of period	$0.897	$0.904	$0.917	$0.929	$0.950	$0.972	$0.995	$1.019	$1.043	$1.068
Number of Accumulation Units outstanding at end of period (in thousands)	18	18	19	20	23	25	—	163	—	278

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.611	$2.291	$2.040	$2.131	$1.938	$1.487	$1.287	$1.329	$1.174	$0.956
Accumulation Unit Value at end of period	$2.316	$2.611	$2.291	$2.040	$2.131	$1.938	$1.487	$1.287	$1.329	$1.174
Number of Accumulation Units outstanding at end of period (in thousands)	25,194	28,952	32,756	37,514	44,104	54,382	68,387	84,751	106,407	29,373
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.547	$2.237	$1.996	$2.088	$1.901	$1.461	$1.267	$1.310	$1.159	$0.945
Accumulation Unit Value at end of period	$2.256	$2.547	$2.237	$1.996	$2.088	$1.901	$1.461	$1.267	$1.310	$1.159
Number of Accumulation Units outstanding at end of period (in thousands)	975	1,029	1,150	1,417	1,693	2,357	2,850	3,429	4,153	1,428
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$2.526	$2.220	$1.981	$2.074	$1.889	$1.453	$1.260	$1.304	$1.154	$0.941
Accumulation Unit Value at end of period	$2.236	$2.526	$2.220	$1.981	$2.074	$1.889	$1.453	$1.260	$1.304	$1.154
Number of Accumulation Units outstanding at end of period (in thousands)	1,027	1,257	1,510	1,676	1,830	2,108	2,582	3,230	4,063	1,592
With Principal First (35 BPS)

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Accumulation Unit Value at beginning of period	$2.463	$2.168	$1.938	$2.032	$1.854	$1.428	$1.240	$1.285	$1.139	$0.931
Accumulation Unit Value at end of period	$2.178	$2.463	$2.168	$1.938	$2.032	$1.854	$1.428	$1.240	$1.285	$1.139
Number of Accumulation Units outstanding at end of period (in thousands)	1,051	1,235	1,730	2,107	2,446	3,149	4,220	5,738	7,866	4,545
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.463	$2.168	$1.938	$2.032	$1.854	$1.428	$1.240	$1.285	$1.139	$0.931
Accumulation Unit Value at end of period	$2.178	$2.463	$2.168	$1.938	$2.032	$1.854	$1.428	$1.240	$1.285	$1.139
Number of Accumulation Units outstanding at end of period (in thousands)	1,051	1,235	1,730	2,107	2,446	3,149	4,220	5,738	7,866	4,545
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.407	$2.122	$1.899	$1.994	$1.822	$1.406	$1.223	$1.269	$1.126	$0.922
Accumulation Unit Value at end of period	$2.125	$2.407	$2.122	$1.899	$1.994	$1.822	$1.406	$1.223	$1.269	$1.126
Number of Accumulation Units outstanding at end of period (in thousands)	502	620	768	1,055	1,297	1,764	4,015	4,589	6,091	3,279
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.407	$2.122	$1.899	$1.994	$1.822	$1.406	$1.223	$1.269	$1.126	$0.922
Accumulation Unit Value at end of period	$2.125	$2.407	$2.122	$1.899	$1.994	$1.822	$1.406	$1.223	$1.269	$1.126
Number of Accumulation Units outstanding at end of period (in thousands)	502	620	768	1,055	1,297	1,764	4,015	4,589	6,091	3,279
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.389	$2.107	$1.887	$1.982	$1.812	$1.398	$1.217	$1.264	$1.122	$0.919
Accumulation Unit Value at end of period	$2.107	$2.389	$2.107	$1.887	$1.982	$1.812	$1.398	$1.217	$1.264	$1.122
Number of Accumulation Units outstanding at end of period (in thousands)	179	202	251	300	454	515	692	1,493	2,111	854
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.346	$2.072	$1.857	$1.953	$1.787	$1.380	$1.203	$1.250	$1.111	$0.911
Accumulation Unit Value at end of period	$2.068	$2.346	$2.072	$1.857	$1.953	$1.787	$1.380	$1.203	$1.250	$1.111
Number of Accumulation Units outstanding at end of period (in thousands)	2,051	2,285	2,530	2,815	3,231	3,875	4,095	4,233	3,820	570
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.334	$2.062	$1.849	$1.945	$1.781	$1.377	$1.200	$1.248	$1.110	$0.910
Accumulation Unit Value at end of period	$2.056	$2.334	$2.062	$1.849	$1.945	$1.781	$1.377	$1.200	$1.248	$1.110
Number of Accumulation Units outstanding at end of period (in thousands)	297	351	633	741	867	1,004	1,137	1,626	2,049	916
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.334	$2.062	$1.849	$1.945	$1.781	$1.377	$1.200	$1.248	$1.110	$0.910
Accumulation Unit Value at end of period	$2.056	$2.334	$2.062	$1.849	$1.945	$1.781	$1.377	$1.200	$1.248	$1.110
Number of Accumulation Units outstanding at end of period (in thousands)	297	351	633	741	867	1,004	1,137	1,626	2,049	916
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.309	$2.040	$1.831	$1.927	$1.766	$1.365	$1.190	$1.239	$1.102	$0.904
Accumulation Unit Value at end of period	$2.033	$2.309	$2.040	$1.831	$1.927	$1.766	$1.365	$1.190	$1.239	$1.102
Number of Accumulation Units outstanding at end of period (in thousands)	1,357	1,327	1,679	1,906	2,269	1,986	1,589	1,788	1,976	675
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.275	$2.013	$1.808	$1.905	$1.747	$1.352	$1.180	$1.229	$1.095	$0.899
Accumulation Unit Value at end of period	$2.001	$2.275	$2.013	$1.808	$1.905	$1.747	$1.352	$1.180	$1.229	$1.095
Number of Accumulation Units outstanding at end of period (in thousands)	54	73	79	86	109	252	389	412	408	222

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.255	$1.996	$1.794	$1.891	$1.735	$1.344	$1.173	$1.223	$1.090	$0.895
Accumulation Unit Value at end of period	$1.983	$2.255	$1.996	$1.794	$1.891	$1.735	$1.344	$1.173	$1.223	$1.090
Number of Accumulation Units outstanding at end of period (in thousands)	411	366	392	432	482	251	185	210	241	76
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.239	$1.982	$1.782	$1.880	$1.726	$1.337	$1.168	$1.218	$1.086	$0.893
Accumulation Unit Value at end of period	$1.967	$2.239	$1.982	$1.782	$1.880	$1.726	$1.337	$1.168	$1.218	$1.086
Number of Accumulation Units outstanding at end of period (in thousands)	277	318	359	363	372	439	351	306	266	6
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.192	$1.944	$1.751	$1.849	$1.700	$1.319	$1.154	$1.205	$1.076	$0.886
Accumulation Unit Value at end of period	$1.923	$2.192	$1.944	$1.751	$1.849	$1.700	$1.319	$1.154	$1.205	$1.076
Number of Accumulation Units outstanding at end of period (in thousands)	105	151	196	229	266	106	58	47	40	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.509	$9.575	$9.686	$9.807	$9.929	$9.985	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.536	$9.509	$9.575	$9.686	$9.807	$9.929	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,722	1,627	1,498	1,728	1,510	1,103	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.444	$9.523	$9.648	$9.783	$9.920	$9.983	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.457	$9.444	$9.523	$9.648	$9.783	$9.920	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	135	55	105	90	59	66	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$9.422	$9.506	$9.636	$9.775	$9.917	$9.982	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.430	$9.422	$9.506	$9.636	$9.775	$9.917	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	49	24	37	30	53	26	—	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.357	$9.455	$9.598	$9.752	$9.908	$9.981	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.352	$9.357	$9.455	$9.598	$9.752	$9.908	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	96	53	104	106	131	37	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.357	$9.455	$9.598	$9.752	$9.908	$9.981	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.352	$9.357	$9.455	$9.598	$9.752	$9.908	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	96	53	104	106	131	37	—	—	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.293	$9.404	$9.561	$9.729	$9.899	$9.979	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.274	$9.293	$9.404	$9.561	$9.729	$9.899	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	41	31	33	47	44	34	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.293	$9.404	$9.561	$9.729	$9.899	$9.979	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.274	$9.293	$9.404	$9.561	$9.729	$9.899	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	41	31	33	47	44	34	—	—	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.272	$9.387	$9.549	$9.721	$9.896	$9.978	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.248	$9.272	$9.387	$9.549	$9.721	$9.896	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	15	19	26	21	12	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.229	$9.354	$9.524	$9.706	$9.891	$9.977	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.196	$9.229	$9.354	$9.524	$9.706	$9.891	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	229	411	448	299	165	385	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.208	$9.337	$9.512	$9.698	$9.888	$9.976	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.170	$9.208	$9.337	$9.512	$9.698	$9.888	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	9	10	5	5	6	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.208	$9.337	$9.512	$9.698	$9.888	$9.976	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.170	$9.208	$9.337	$9.512	$9.698	$9.888	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	9	10	5	5	6	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.187	$9.320	$9.500	$9.690	$9.885	$9.976	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.145	$9.187	$9.320	$9.500	$9.690	$9.885	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	296	110	155	213	198	125	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.145	$9.287	$9.475	$9.675	$9.879	$9.974	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.094	$9.145	$9.287	$9.475	$9.675	$9.879	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.124	$9.270	$9.463	$9.667	$9.876	$9.974	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.069	$9.124	$9.270	$9.463	$9.667	$9.876	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	41	3	14	12	7	28	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.103	$9.254	$9.450	$9.660	$9.873	$9.973	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.043	$9.103	$9.254	$9.450	$9.660	$9.873	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	11	33	13	12	4	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.041	$9.204	$9.414	$9.637	$9.864	$9.971	$—	$—	$—	$—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Accumulation Unit Value at end of period	$8.968	$9.041	$9.204	$9.414	$9.637	$9.864	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	55	12	5	20	11	18	—	—	—	—
(a) Inception date April 20, 2018

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Wells Fargo VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.368	$1.921	$1.884	$1.864	$1.994	$1.683	$1.499	$1.741	$—	$—
Accumulation Unit Value at end of period	$1.945	$2.368	$1.921	$1.884	$1.864	$1.994	$1.683	$1.499	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	11	11	16	22	28	30	71	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.303	$1.870	$1.837	$1.821	$1.950	$1.649	$1.471	$1.710	$—	$—
Accumulation Unit Value at end of period	$1.888	$2.303	$1.870	$1.837	$1.821	$1.950	$1.649	$1.471	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	56	53	55	57	66	77	83	103	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.425	$1.158	$1.138	$1.128	$1.209	$1.023	$0.913	$1.062	$—	$—
Accumulation Unit Value at end of period	$1.167	$1.425	$1.158	$1.138	$1.128	$1.209	$1.023	$0.913	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	44	78	62	83	103	91	122	208	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.387	$1.129	$1.111	$1.103	$1.184	$1.003	$0.897	$1.045	$—	$—
Accumulation Unit Value at end of period	$1.135	$1.387	$1.129	$1.111	$1.103	$1.184	$1.003	$0.897	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	104	103	111	117	182	181	220	216	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.387	$1.129	$1.111	$1.103	$1.184	$1.003	$0.897	$1.045	$—	$—
Accumulation Unit Value at end of period	$1.135	$1.387	$1.129	$1.111	$1.103	$1.184	$1.003	$0.897	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	104	103	111	117	182	181	220	216	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.355	$1.105	$1.089	$1.083	$1.164	$0.988	$0.884	$1.032	$—	$—
Accumulation Unit Value at end of period	$1.107	$1.355	$1.105	$1.089	$1.083	$1.164	$0.988	$0.884	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	27	28	45	77	92	170	274	368	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.355	$1.105	$1.089	$1.083	$1.164	$0.988	$0.884	$1.032	$—	$—
Accumulation Unit Value at end of period	$1.107	$1.355	$1.105	$1.089	$1.083	$1.164	$0.988	$0.884	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	27	28	45	77	92	170	274	368	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.341	$1.093	$1.078	$1.073	$1.154	$0.980	$0.877	$1.024	$—	$—
Accumulation Unit Value at end of period	$1.095	$1.341	$1.093	$1.078	$1.073	$1.154	$0.980	$0.877	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	58	69	83	84	88	118	126	159	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.322	$1.079	$1.065	$1.061	$1.142	$0.971	$0.870	$1.017	$—	$—
Accumulation Unit Value at end of period	$1.079	$1.322	$1.079	$1.065	$1.061	$1.142	$0.971	$0.870	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	184	216	262	301	360	512	859	1,083	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.314	$1.073	$1.060	$1.057	$1.138	$0.967	$0.868	$1.014	$—	$—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Accumulation Unit Value at end of period	$1.072	$1.314	$1.073	$1.060	$1.057	$1.138	$0.967	$0.868	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	47	86	121	124	176	227	286	320	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.314	$1.073	$1.060	$1.057	$1.138	$0.967	$0.868	$1.014	$—	$—
Accumulation Unit Value at end of period	$1.072	$1.314	$1.073	$1.060	$1.057	$1.138	$0.967	$0.868	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	47	86	121	124	176	227	286	320	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.300	$1.062	$1.050	$1.047	$1.128	$0.959	$0.861	$1.007	$—	$—
Accumulation Unit Value at end of period	$1.060	$1.300	$1.062	$1.050	$1.047	$1.128	$0.959	$0.861	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.280	$1.047	$1.035	$1.034	$1.115	$0.949	$0.853	$0.998	$—	$—
Accumulation Unit Value at end of period	$1.042	$1.280	$1.047	$1.035	$1.034	$1.115	$0.949	$0.853	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	9	49	52	55	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.270	$1.040	$1.029	$1.028	$1.109	$0.944	$0.849	$0.994	$—	$—
Accumulation Unit Value at end of period	$1.034	$1.270	$1.040	$1.029	$1.028	$1.109	$0.944	$0.849	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	126	109	134	189	232	376	340	246	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.262	$1.033	$1.023	$1.022	$1.103	$0.940	$0.845	$0.991	$—	$—
Accumulation Unit Value at end of period	$1.026	$1.262	$1.033	$1.023	$1.022	$1.103	$0.940	$0.845	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	147	189	167	172	182	172	150	154	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.555	$14.394	$14.272	$14.284	$15.442	$13.181	$11.870	$13.935	$—	$—
Accumulation Unit Value at end of period	$14.256	$17.555	$14.394	$14.272	$14.284	$15.442	$13.181	$11.870	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	6	7	7	3	4	4	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Wells Fargo VT Omega Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.408	$1.807	$1.816	$1.809	$1.760	$1.271	$1.066	$1.140	$0.964	$0.678
Accumulation Unit Value at end of period	$2.390	$2.408	$1.807	$1.816	$1.809	$1.760	$1.271	$1.066	$1.140	$0.964
Number of Accumulation Units outstanding at end of period (in thousands)	9	9	9	9	9	9	9	15	15	6
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.344	$1.761	$1.773	$1.769	$1.723	$1.246	$1.047	$1.122	$0.949	$0.669
Accumulation Unit Value at end of period	$2.323	$2.344	$1.761	$1.773	$1.769	$1.723	$1.246	$1.047	$1.122	$0.949
Number of Accumulation Units outstanding at end of period (in thousands)	25	25	29	29	29	29	49	71	103	130
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.822	$1.370	$1.380	$1.377	$1.343	$0.971	$0.816	$0.875	$0.741	$0.522
Accumulation Unit Value at end of period	$1.805	$1.822	$1.370	$1.380	$1.377	$1.343	$0.971	$0.816	$0.875	$0.741
Number of Accumulation Units outstanding at end of period (in thousands)	14	17	17	18	35	39	189	251	264	298
With Principal First (35 BPS)

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Accumulation Unit Value at beginning of period	$1.774	$1.336	$1.347	$1.347	$1.315	$0.953	$0.802	$0.861	$0.730	$0.515
Accumulation Unit Value at end of period	$1.755	$1.774	$1.336	$1.347	$1.347	$1.315	$0.953	$0.802	$0.861	$0.730
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	4	7	12	12	16	16	16	21
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.774	$1.336	$1.347	$1.347	$1.315	$0.953	$0.802	$0.861	$0.730	$0.515
Accumulation Unit Value at end of period	$1.755	$1.774	$1.336	$1.347	$1.347	$1.315	$0.953	$0.802	$0.861	$0.730
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	4	7	12	12	16	16	16	21
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.734	$1.307	$1.320	$1.322	$1.293	$0.938	$0.791	$0.850	$0.722	$0.510
Accumulation Unit Value at end of period	$1.712	$1.734	$1.307	$1.320	$1.322	$1.293	$0.938	$0.791	$0.850	$0.722
Number of Accumulation Units outstanding at end of period (in thousands)	63	66	91	118	115	117	189	229	315	360
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.734	$1.307	$1.320	$1.322	$1.293	$0.938	$0.791	$0.850	$0.722	$0.510
Accumulation Unit Value at end of period	$1.712	$1.734	$1.307	$1.320	$1.322	$1.293	$0.938	$0.791	$0.850	$0.722
Number of Accumulation Units outstanding at end of period (in thousands)	63	66	91	118	115	117	189	229	315	360
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.715	$1.294	$1.308	$1.310	$1.281	$0.930	$0.785	$0.844	$0.717	$0.507
Accumulation Unit Value at end of period	$1.693	$1.715	$1.294	$1.308	$1.310	$1.281	$0.930	$0.785	$0.844	$0.717
Number of Accumulation Units outstanding at end of period (in thousands)	42	42	49	53	116	235	249	281	225	261
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.691	$1.277	$1.292	$1.296	$1.269	$0.922	$0.778	$0.838	$0.713	$0.505
Accumulation Unit Value at end of period	$1.668	$1.691	$1.277	$1.292	$1.296	$1.269	$0.922	$0.778	$0.838	$0.713
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	16	29	38	49	65	69	95	118
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.681	$1.270	$1.285	$1.290	$1.263	$0.919	$0.776	$0.836	$0.712	$0.504
Accumulation Unit Value at end of period	$1.657	$1.681	$1.270	$1.285	$1.290	$1.263	$0.919	$0.776	$0.836	$0.712
Number of Accumulation Units outstanding at end of period (in thousands)	45	56	60	88	98	100	162	165	170	187
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.681	$1.270	$1.285	$1.290	$1.263	$0.919	$0.776	$0.836	$0.712	$0.504
Accumulation Unit Value at end of period	$1.657	$1.681	$1.270	$1.285	$1.290	$1.263	$0.919	$0.776	$0.836	$0.712
Number of Accumulation Units outstanding at end of period (in thousands)	45	56	60	88	98	100	162	165	170	187
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.663	$1.257	$1.273	$1.278	$1.252	$0.911	$0.770	$0.830	$0.707	$0.501
Accumulation Unit Value at end of period	$1.639	$1.663	$1.257	$1.273	$1.278	$1.252	$0.911	$0.770	$0.830	$0.707
Number of Accumulation Units outstanding at end of period (in thousands)	18	20	22	24	26	28	31	33	36	39
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.637	$1.239	$1.255	$1.262	$1.238	$0.901	$0.762	$0.823	$0.701	$0.497
Accumulation Unit Value at end of period	$1.611	$1.637	$1.239	$1.255	$1.262	$1.238	$0.901	$0.762	$0.823	$0.701
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	128

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.625	$1.230	$1.248	$1.254	$1.231	$0.897	$0.759	$0.819	$0.699	$0.496
Accumulation Unit Value at end of period	$1.599	$1.625	$1.230	$1.248	$1.254	$1.231	$0.897	$0.759	$0.819	$0.699
Number of Accumulation Units outstanding at end of period (in thousands)	103	102	88	84	85	98	43	71	74	20
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.614	$1.222	$1.240	$1.247	$1.225	$0.893	$0.756	$0.817	$0.697	$0.495
Accumulation Unit Value at end of period	$1.587	$1.614	$1.222	$1.240	$1.247	$1.225	$0.893	$0.756	$0.817	$0.697
Number of Accumulation Units outstanding at end of period (in thousands)	85	90	68	62	60	68	100	101	105	97
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$34.219	$25.959	$26.374	$26.571	$26.134	$19.081	$16.177	$17.499	$14.955	$10.634
Accumulation Unit Value at end of period	$33.598	$34.219	$25.959	$26.374	$26.571	$26.134	$19.081	$16.177	$17.499	$14.955
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	1

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Wells Fargo VT Opportunity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.562	$18.085	$16.275	$16.963	$15.516	$11.993	$10.487	$10.000	$—	$—
Accumulation Unit Value at end of period	$19.819	$21.562	$18.085	$16.275	$16.963	$15.516	$11.993	$10.487	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	3	4	15	21	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$21.358	$17.941	$16.169	$16.878	$15.461	$11.969	$10.482	$10.000	$—	$—
Accumulation Unit Value at end of period	$19.602	$21.358	$17.941	$16.169	$16.878	$15.461	$11.969	$10.482	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	2	3	3	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$21.290	$17.893	$16.134	$16.850	$15.443	$11.961	$10.480	$10.000	$—	$—
Accumulation Unit Value at end of period	$19.530	$21.290	$17.893	$16.134	$16.850	$15.443	$11.961	$10.480	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	3	6	5	6	7	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.089	$17.750	$16.030	$16.766	$15.389	$11.937	$10.474	$10.000	$—	$—
Accumulation Unit Value at end of period	$19.316	$21.089	$17.750	$16.030	$16.766	$15.389	$11.937	$10.474	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	4	4	6	6	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$21.089	$17.750	$16.030	$16.766	$15.389	$11.937	$10.474	$10.000	$—	$—
Accumulation Unit Value at end of period	$19.316	$21.089	$17.750	$16.030	$16.766	$15.389	$11.937	$10.474	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	4	4	6	6	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.889	$17.609	$15.926	$16.682	$15.335	$11.913	$10.469	$10.000	$—	$—
Accumulation Unit Value at end of period	$19.105	$20.889	$17.609	$15.926	$16.682	$15.335	$11.913	$10.469	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	3	3	3	3	3	5	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.889	$17.609	$15.926	$16.682	$15.335	$11.913	$10.469	$10.000	$—	$—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Accumulation Unit Value at end of period	$19.105	$20.889	$17.609	$15.926	$16.682	$15.335	$11.913	$10.469	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	3	3	3	3	3	5	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.823	$17.562	$15.891	$16.654	$15.317	$11.905	$10.467	$10.000	$—	$—
Accumulation Unit Value at end of period	$19.035	$20.823	$17.562	$15.891	$16.654	$15.317	$11.905	$10.467	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	9	9	9	9	10	11	13	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.692	$17.468	$15.822	$16.598	$15.281	$11.889	$10.464	$10.000	$—	$—
Accumulation Unit Value at end of period	$18.896	$20.692	$17.468	$15.822	$16.598	$15.281	$11.889	$10.464	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	3	3	4	5	11	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.626	$17.422	$15.788	$16.571	$15.263	$11.881	$10.462	$10.000	$—	$—
Accumulation Unit Value at end of period	$18.826	$20.626	$17.422	$15.788	$16.571	$15.263	$11.881	$10.462	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	3	3	4	10	10	11	12	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.626	$17.422	$15.788	$16.571	$15.263	$11.881	$10.462	$10.000	$—	$—
Accumulation Unit Value at end of period	$18.826	$20.626	$17.422	$15.788	$16.571	$15.263	$11.881	$10.462	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	3	3	4	10	10	11	12	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.561	$17.375	$15.754	$16.543	$15.246	$11.873	$10.460	$10.000	$—	$—
Accumulation Unit Value at end of period	$18.757	$20.561	$17.375	$15.754	$16.543	$15.246	$11.873	$10.460	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.431	$17.283	$15.685	$16.488	$15.210	$11.857	$10.456	$10.000	$—	$—
Accumulation Unit Value at end of period	$18.620	$20.431	$17.283	$15.685	$16.488	$15.210	$11.857	$10.456	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	3	3	3	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.366	$17.236	$15.651	$16.460	$15.192	$11.850	$10.455	$10.000	$—	$—
Accumulation Unit Value at end of period	$18.552	$20.366	$17.236	$15.651	$16.460	$15.192	$11.850	$10.455	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	10	8	8	9	9	11	12	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.302	$17.190	$15.617	$16.433	$15.174	$11.842	$10.453	$10.000	$—	$—
Accumulation Unit Value at end of period	$18.484	$20.302	$17.190	$15.617	$16.433	$15.174	$11.842	$10.453	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	1	1	1	1	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.110	$17.053	$15.516	$16.351	$15.121	$11.818	$10.448	$10.000	$—	$—
Accumulation Unit Value at end of period	$18.282	$20.110	$17.053	$15.516	$16.351	$15.121	$11.818	$10.448	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Wells Fargo VT Small Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.825	$19.126	$17.915	$18.631	$19.186	$12.904	$12.085	$12.793	$10.000	$—
Accumulation Unit Value at end of period	$23.876	$23.825	$19.126	$17.915	$18.631	$19.186	$12.904	$12.085	$12.793	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	2	2	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$23.561	$18.941	$17.769	$18.507	$19.087	$12.856	$12.059	$12.784	$10.000	$—
Accumulation Unit Value at end of period	$23.576	$23.561	$18.941	$17.769	$18.507	$19.087	$12.856	$12.059	$12.784	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	1	1	1	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$23.473	$18.880	$17.720	$18.466	$19.054	$12.841	$12.050	$12.781	$10.000	$—
Accumulation Unit Value at end of period	$23.476	$23.473	$18.880	$17.720	$18.466	$19.054	$12.841	$12.050	$12.781	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	1	4	7	8	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.212	$18.699	$17.576	$18.343	$18.956	$12.793	$12.024	$12.773	$10.000	$—
Accumulation Unit Value at end of period	$23.181	$23.212	$18.699	$17.576	$18.343	$18.956	$12.793	$12.024	$12.773	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$23.212	$18.699	$17.576	$18.343	$18.956	$12.793	$12.024	$12.773	$10.000	$—
Accumulation Unit Value at end of period	$23.181	$23.212	$18.699	$17.576	$18.343	$18.956	$12.793	$12.024	$12.773	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.954	$18.519	$17.433	$18.221	$18.858	$12.746	$11.998	$12.764	$10.000	$—
Accumulation Unit Value at end of period	$22.889	$22.954	$18.519	$17.433	$18.221	$18.858	$12.746	$11.998	$12.764	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	3	5	6	8	9	11	16	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.954	$18.519	$17.433	$18.221	$18.858	$12.746	$11.998	$12.764	$10.000	$—
Accumulation Unit Value at end of period	$22.889	$22.954	$18.519	$17.433	$18.221	$18.858	$12.746	$11.998	$12.764	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	3	5	6	8	9	11	16	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.869	$18.459	$17.385	$18.180	$18.825	$12.731	$11.989	$12.761	$10.000	$—
Accumulation Unit Value at end of period	$22.792	$22.869	$18.459	$17.385	$18.180	$18.825	$12.731	$11.989	$12.761	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	7	7	6	6	5	6	7	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.699	$18.340	$17.291	$18.099	$18.761	$12.700	$11.972	$12.755	$10.000	$—
Accumulation Unit Value at end of period	$22.600	$22.699	$18.340	$17.291	$18.099	$18.761	$12.700	$11.972	$12.755	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	1	2	2	2	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.615	$18.281	$17.244	$18.059	$18.728	$12.684	$11.963	$12.753	$10.000	$—
Accumulation Unit Value at end of period	$22.505	$22.615	$18.281	$17.244	$18.059	$18.728	$12.684	$11.963	$12.753	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	6	6	6	11	17	16	17	18	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.615	$18.281	$17.244	$18.059	$18.728	$12.684	$11.963	$12.753	$10.000	$—
Accumulation Unit Value at end of period	$22.505	$22.615	$18.281	$17.244	$18.059	$18.728	$12.684	$11.963	$12.753	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	6	6	6	11	17	16	17	18	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.531	$18.222	$17.197	$18.019	$18.696	$12.668	$11.954	$12.750	$10.000	$—
Accumulation Unit Value at end of period	$22.410	$22.531	$18.222	$17.197	$18.019	$18.696	$12.668	$11.954	$12.750	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.363	$18.105	$17.103	$17.939	$18.632	$12.637	$11.937	$12.744	$10.000	$—
Accumulation Unit Value at end of period	$22.221	$22.363	$18.105	$17.103	$17.939	$18.632	$12.637	$11.937	$12.744	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	1	1	1	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.280	$18.047	$17.057	$17.899	$18.599	$12.622	$11.928	$12.741	$10.000	$—
Accumulation Unit Value at end of period	$22.128	$22.280	$18.047	$17.057	$17.899	$18.599	$12.622	$11.928	$12.741	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	3	2	2	1	3	4	5	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.197	$17.989	$17.010	$17.859	$18.567	$12.606	$11.920	$12.738	$10.000	$—
Accumulation Unit Value at end of period	$22.034	$22.197	$17.989	$17.010	$17.859	$18.567	$12.606	$11.920	$12.738	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	9	9	8	8	6	1	1	1	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.951	$17.815	$16.872	$17.740	$18.472	$12.560	$11.894	$12.729	$10.000	$—
Accumulation Unit Value at end of period	$21.757	$21.951	$17.815	$16.872	$17.740	$18.472	$12.560	$11.894	$12.729	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
BlackRock Large Cap Focus Growth V.I. Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.154	$1.684	$1.580	$1.558	$1.382	$1.045	$0.918	$0.907	$0.792	$0.635
Accumulation Unit Value at end of period	$2.192	$2.154	$1.684	$1.580	$1.558	$1.382	$1.045	$0.918	$0.907	$0.792
Number of Accumulation Units outstanding at end of period (in thousands)	112	123	105	112	111	150	158	207	210	495
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.096	$1.641	$1.542	$1.523	$1.353	$1.024	$0.901	$0.892	$0.780	$0.627
Accumulation Unit Value at end of period	$2.130	$2.096	$1.641	$1.542	$1.523	$1.353	$1.024	$0.901	$0.892	$0.780
Number of Accumulation Units outstanding at end of period (in thousands)	158	119	38	63	129	99	124	149	151	162
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$2.083	$1.631	$1.534	$1.515	$1.346	$1.020	$0.898	$0.889	$0.778	$0.625
Accumulation Unit Value at end of period	$2.114	$2.083	$1.631	$1.534	$1.515	$1.346	$1.020	$0.898	$0.889	$0.778
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	10	4	23	49	60	101	111	76

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.027	$1.589	$1.497	$1.481	$1.318	$1.000	$0.882	$0.875	$0.766	$0.617
Accumulation Unit Value at end of period	$2.055	$2.027	$1.589	$1.497	$1.481	$1.318	$1.000	$0.882	$0.875	$0.766
Number of Accumulation Units outstanding at end of period (in thousands)	36	41	48	152	162	171	188	218	245	250
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.027	$1.589	$1.497	$1.481	$1.318	$1.000	$0.882	$0.875	$0.766	$0.617
Accumulation Unit Value at end of period	$2.055	$2.027	$1.589	$1.497	$1.481	$1.318	$1.000	$0.882	$0.875	$0.766
Number of Accumulation Units outstanding at end of period (in thousands)	36	41	48	152	162	171	188	218	245	250
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.980	$1.556	$1.467	$1.454	$1.296	$0.985	$0.870	$0.864	$0.757	$0.611
Accumulation Unit Value at end of period	$2.005	$1.980	$1.556	$1.467	$1.454	$1.296	$0.985	$0.870	$0.864	$0.757
Number of Accumulation Units outstanding at end of period (in thousands)	8	10	12	14	16	61	68	48	59	61
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.980	$1.556	$1.467	$1.454	$1.296	$0.985	$0.870	$0.864	$0.757	$0.611
Accumulation Unit Value at end of period	$2.005	$1.980	$1.556	$1.467	$1.454	$1.296	$0.985	$0.870	$0.864	$0.757
Number of Accumulation Units outstanding at end of period (in thousands)	8	10	12	14	16	61	68	48	59	61
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.414	$1.897	$1.791	$1.775	$1.583	$1.203	$1.063	$1.057	$0.927	$0.748
Accumulation Unit Value at end of period	$2.443	$2.414	$1.897	$1.791	$1.775	$1.583	$1.203	$1.063	$1.057	$0.927
Number of Accumulation Units outstanding at end of period (in thousands)	50	55	6	35	69	86	218	257	428	533
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.766	$18.696	$17.662	$17.522	$15.643	$11.905	$10.530	$10.475	$9.198	$7.429
Accumulation Unit Value at end of period	$24.021	$23.766	$18.696	$17.662	$17.522	$15.643	$11.905	$10.530	$10.475	$9.198
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.920	$1.511	$1.428	$1.418	$1.266	$0.964	$0.853	$0.849	$0.746	$0.603
Accumulation Unit Value at end of period	$1.940	$1.920	$1.511	$1.428	$1.418	$1.266	$0.964	$0.853	$0.849	$0.746
Number of Accumulation Units outstanding at end of period (in thousands)	30	30	40	46	74	77	157	367	409	483
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.920	$1.511	$1.428	$1.418	$1.266	$0.964	$0.853	$0.849	$0.746	$0.603
Accumulation Unit Value at end of period	$1.940	$1.920	$1.511	$1.428	$1.418	$1.266	$0.964	$0.853	$0.849	$0.746
Number of Accumulation Units outstanding at end of period (in thousands)	30	30	40	46	74	77	157	367	409	483
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.341	$1.844	$1.743	$1.731	$1.547	$1.179	$1.044	$1.039	$0.913	$0.738
Accumulation Unit Value at end of period	$2.364	$2.341	$1.844	$1.743	$1.731	$1.547	$1.179	$1.044	$1.039	$0.913
Number of Accumulation Units outstanding at end of period (in thousands)	18	20	22	25	27	11	12	37	37	58
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.686	$14.729	$13.942	$13.860	$12.398	$9.454	$8.379	$8.352	$7.348	$5.947
Accumulation Unit Value at end of period	$18.849	$18.686	$14.729	$13.942	$13.860	$12.398	$9.454	$8.379	$8.352	$7.348
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	2	3	3	3

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.288	$1.804	$1.709	$1.699	$1.521	$1.160	$1.029	$1.026	$0.903	$0.731
Accumulation Unit Value at end of period	$2.307	$2.288	$1.804	$1.709	$1.699	$1.521	$1.160	$1.029	$1.026	$0.903
Number of Accumulation Units outstanding at end of period (in thousands)	35	39	42	45	47	56	100	103	228	236
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.528	$25.665	$24.318	$24.199	$21.668	$16.540	$14.674	$14.641	$12.895	$10.447
Accumulation Unit Value at end of period	$32.778	$32.528	$25.665	$24.318	$24.199	$21.668	$16.540	$14.674	$14.641	$12.895
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	2	2	2
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.087	$25.355	$24.061	$23.979	$21.503	$16.438	$14.606	$14.595	$12.873	$10.445
Accumulation Unit Value at end of period	$32.286	$32.087	$25.355	$24.061	$23.979	$21.503	$16.438	$14.606	$14.595	$12.873
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	3	3	3	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Jennison 20/20 Focus Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.840	$2.216	$2.217	$2.120	$2.012	$1.575	$1.442	$1.529	$1.442	$0.928
Accumulation Unit Value at end of period	$2.644	$2.840	$2.216	$2.217	$2.120	$2.012	$1.575	$1.442	$1.529	$1.442
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.766	$2.162	$2.166	$2.075	$1.972	$1.546	$1.417	$1.505	$1.422	$0.916
Accumulation Unit Value at end of period	$2.571	$2.766	$2.162	$2.166	$2.075	$1.972	$1.546	$1.417	$1.505	$1.422
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$2.745	$2.147	$2.152	$2.062	$1.961	$1.538	$1.411	$1.499	$1.416	$0.913
Accumulation Unit Value at end of period	$2.551	$2.745	$2.147	$2.152	$2.062	$1.961	$1.538	$1.411	$1.499	$1.416
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	6	—	—	—	5
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.674	$2.094	$2.102	$2.018	$1.921	$1.509	$1.387	$1.475	$1.396	$0.901
Accumulation Unit Value at end of period	$2.481	$2.674	$2.094	$2.102	$2.018	$1.921	$1.509	$1.387	$1.475	$1.396
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	3	3	3	3	10
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.674	$2.094	$2.102	$2.018	$1.921	$1.509	$1.387	$1.475	$1.396	$0.901
Accumulation Unit Value at end of period	$2.481	$2.674	$2.094	$2.102	$2.018	$1.921	$1.509	$1.387	$1.475	$1.396
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	3	3	3	3	10
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.613	$2.049	$2.060	$1.981	$1.889	$1.486	$1.367	$1.457	$1.381	$0.893
Accumulation Unit Value at end of period	$2.421	$2.613	$2.049	$2.060	$1.981	$1.889	$1.486	$1.367	$1.457	$1.381
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.613	$2.049	$2.060	$1.981	$1.889	$1.486	$1.367	$1.457	$1.381	$0.893

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Accumulation Unit Value at end of period	$2.421	$2.613	$2.049	$2.060	$1.981	$1.889	$1.486	$1.367	$1.457	$1.381
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.641	$2.073	$2.085	$2.005	$1.913	$1.506	$1.386	$1.478	$1.402	$0.907
Accumulation Unit Value at end of period	$2.446	$2.641	$2.073	$2.085	$2.005	$1.913	$1.506	$1.386	$1.478	$1.402
Number of Accumulation Units outstanding at end of period (in thousands)	10	22	23	23	23	23	38	39	40	63
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.597	$2.040	$2.054	$1.978	$1.889	$1.488	$1.371	$1.463	$1.389	$0.900
Accumulation Unit Value at end of period	$2.403	$2.597	$2.040	$2.054	$1.978	$1.889	$1.488	$1.371	$1.463	$1.389
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.534	$1.991	$2.006	$1.932	$1.846	$1.455	$1.342	$1.433	$1.361	$0.881
Accumulation Unit Value at end of period	$2.342	$2.534	$1.991	$2.006	$1.932	$1.846	$1.455	$1.342	$1.433	$1.361
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	5	25	19	37	39
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.534	$1.991	$2.006	$1.932	$1.846	$1.455	$1.342	$1.433	$1.361	$0.881
Accumulation Unit Value at end of period	$2.342	$2.534	$1.991	$2.006	$1.932	$1.846	$1.455	$1.342	$1.433	$1.361
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	5	25	19	37	39
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.561	$2.014	$2.030	$1.956	$1.870	$1.475	$1.360	$1.453	$1.381	$0.895
Accumulation Unit Value at end of period	$2.367	$2.561	$2.014	$2.030	$1.956	$1.870	$1.475	$1.360	$1.453	$1.381
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	3	3	3
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.679	$19.424	$19.596	$18.903	$18.092	$14.283	$13.186	$14.101	$13.413	$8.702
Accumulation Unit Value at end of period	$22.782	$24.679	$19.424	$19.596	$18.903	$18.092	$14.283	$13.186	$14.101	$13.413
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.503	$1.971	$1.989	$1.920	$1.838	$1.452	$1.341	$1.435	$1.366	$0.886
Accumulation Unit Value at end of period	$2.309	$2.503	$1.971	$1.989	$1.920	$1.838	$1.452	$1.341	$1.435	$1.366
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.585	$22.521	$22.742	$21.961	$21.039	$16.626	$15.365	$16.448	$15.661	$10.171
Accumulation Unit Value at end of period	$26.362	$28.585	$22.521	$22.742	$21.961	$21.039	$16.626	$15.365	$16.448	$15.661
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	4	3	3	1	1	1	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.198	$22.249	$22.502	$21.761	$20.879	$16.525	$15.294	$16.396	$15.635	$10.169
Accumulation Unit Value at end of period	$25.966	$28.198	$22.249	$22.502	$21.761	$20.879	$16.525	$15.294	$16.396	$15.635
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Jennison Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.666	$1.239	$1.271	$1.159	$1.071	$0.791	$0.692	$0.701	$0.637	$0.453
Accumulation Unit Value at end of period	$1.626	$1.666	$1.239	$1.271	$1.159	$1.071	$0.791	$0.692	$0.701	$0.637
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.623	$1.209	$1.242	$1.134	$1.050	$0.776	$0.680	$0.690	$0.628	$0.447
Accumulation Unit Value at end of period	$1.581	$1.623	$1.209	$1.242	$1.134	$1.050	$0.776	$0.680	$0.690	$0.628
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.610	$1.200	$1.234	$1.127	$1.044	$0.772	$0.677	$0.688	$0.626	$0.445
Accumulation Unit Value at end of period	$1.568	$1.610	$1.200	$1.234	$1.127	$1.044	$0.772	$0.677	$0.688	$0.626
Number of Accumulation Units outstanding at end of period (in thousands)	50	50	50	50	50	50	50	119	119	121
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.569	$1.171	$1.205	$1.103	$1.023	$0.758	$0.666	$0.677	$0.617	$0.440
Accumulation Unit Value at end of period	$1.525	$1.569	$1.171	$1.205	$1.103	$1.023	$0.758	$0.666	$0.677	$0.617
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	7	7	7	7	7	7	7	7
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.569	$1.171	$1.205	$1.103	$1.023	$0.758	$0.666	$0.677	$0.617	$0.440
Accumulation Unit Value at end of period	$1.525	$1.569	$1.171	$1.205	$1.103	$1.023	$0.758	$0.666	$0.677	$0.617
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	7	7	7	7	7	7	7	7
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.533	$1.146	$1.181	$1.083	$1.005	$0.746	$0.656	$0.668	$0.610	$0.436
Accumulation Unit Value at end of period	$1.488	$1.533	$1.146	$1.181	$1.083	$1.005	$0.746	$0.656	$0.668	$0.610
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.533	$1.146	$1.181	$1.083	$1.005	$0.746	$0.656	$0.668	$0.610	$0.436
Accumulation Unit Value at end of period	$1.488	$1.533	$1.146	$1.181	$1.083	$1.005	$0.746	$0.656	$0.668	$0.610
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.166	$1.620	$1.671	$1.532	$1.424	$1.057	$0.930	$0.948	$0.866	$0.618
Accumulation Unit Value at end of period	$2.102	$2.166	$1.620	$1.671	$1.532	$1.424	$1.057	$0.930	$0.948	$0.866
Number of Accumulation Units outstanding at end of period (in thousands)	—	11	11	11	11	25	25	25	45	53
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.130	$1.595	$1.646	$1.511	$1.406	$1.045	$0.920	$0.939	$0.858	$0.614
Accumulation Unit Value at end of period	$2.065	$2.130	$1.595	$1.646	$1.511	$1.406	$1.045	$0.920	$0.939	$0.858
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.486	$1.113	$1.150	$1.056	$0.983	$0.731	$0.644	$0.657	$0.601	$0.430
Accumulation Unit Value at end of period	$1.440	$1.486	$1.113	$1.150	$1.056	$0.983	$0.731	$0.644	$0.657	$0.601
Number of Accumulation Units outstanding at end of period (in thousands)	18	18	18	18	18	18	52	52	53	53

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.486	$1.113	$1.150	$1.056	$0.983	$0.731	$0.644	$0.657	$0.601	$0.430
Accumulation Unit Value at end of period	$1.440	$1.486	$1.113	$1.150	$1.056	$0.983	$0.731	$0.644	$0.657	$0.601
Number of Accumulation Units outstanding at end of period (in thousands)	18	18	18	18	18	18	52	52	53	53
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.100	$1.574	$1.627	$1.495	$1.392	$1.035	$0.913	$0.932	$0.853	$0.610
Accumulation Unit Value at end of period	$2.034	$2.100	$1.574	$1.627	$1.495	$1.392	$1.035	$0.913	$0.932	$0.853
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.476	$10.859	$11.235	$10.334	$9.630	$7.173	$6.329	$6.469	$5.928	$4.246
Accumulation Unit Value at end of period	$14.008	$14.476	$10.859	$11.235	$10.334	$9.630	$7.173	$6.329	$6.469	$5.928
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.052	$1.540	$1.594	$1.467	$1.368	$1.019	$0.900	$0.920	$0.844	$0.605
Accumulation Unit Value at end of period	$1.985	$2.052	$1.540	$1.594	$1.467	$1.368	$1.019	$0.900	$0.920	$0.844
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$34.413	$25.841	$26.762	$24.639	$22.985	$17.136	$15.137	$15.487	$14.205	$10.184
Accumulation Unit Value at end of period	$33.267	$34.413	$25.841	$26.762	$24.639	$22.985	$17.136	$15.137	$15.487	$14.205
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	—	—	1	1
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.948	$25.530	$26.479	$24.415	$22.810	$17.031	$15.067	$15.438	$14.182	$10.182
Accumulation Unit Value at end of period	$32.768	$33.948	$25.530	$26.479	$24.415	$22.810	$17.031	$15.067	$15.438	$14.182
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Prudential Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.150	$1.868	$1.705	$1.888	$1.743	$1.332	$1.182	$1.271	$1.135	$0.813
Accumulation Unit Value at end of period	$1.906	$2.150	$1.868	$1.705	$1.888	$1.743	$1.332	$1.182	$1.271	$1.135
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.097	$1.825	$1.668	$1.849	$1.710	$1.309	$1.163	$1.253	$1.121	$0.804
Accumulation Unit Value at end of period	$1.856	$2.097	$1.825	$1.668	$1.849	$1.710	$1.309	$1.163	$1.253	$1.121
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$2.079	$1.811	$1.656	$1.837	$1.699	$1.301	$1.157	$1.247	$1.116	$0.801
Accumulation Unit Value at end of period	$1.839	$2.079	$1.811	$1.656	$1.837	$1.699	$1.301	$1.157	$1.247	$1.116
Number of Accumulation Units outstanding at end of period (in thousands)	32	32	32	32	32	32	32	78	94	94
With Principal First (35 BPS)

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Accumulation Unit Value at beginning of period	$2.028	$1.769	$1.620	$1.800	$1.668	$1.278	$1.138	$1.229	$1.101	$0.791
Accumulation Unit Value at end of period	$1.791	$2.028	$1.769	$1.620	$1.800	$1.668	$1.278	$1.138	$1.229	$1.101
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.028	$1.769	$1.620	$1.800	$1.668	$1.278	$1.138	$1.229	$1.101	$0.791
Accumulation Unit Value at end of period	$1.791	$2.028	$1.769	$1.620	$1.800	$1.668	$1.278	$1.138	$1.229	$1.101
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.981	$1.731	$1.587	$1.766	$1.639	$1.259	$1.122	$1.214	$1.089	$0.784
Accumulation Unit Value at end of period	$1.748	$1.981	$1.731	$1.587	$1.766	$1.639	$1.259	$1.122	$1.214	$1.089
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.981	$1.731	$1.587	$1.766	$1.639	$1.259	$1.122	$1.214	$1.089	$0.784
Accumulation Unit Value at end of period	$1.748	$1.981	$1.731	$1.587	$1.766	$1.639	$1.259	$1.122	$1.214	$1.089
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.961	$1.714	$1.573	$1.751	$1.626	$1.249	$1.114	$1.205	$1.082	$0.779
Accumulation Unit Value at end of period	$1.729	$1.961	$1.714	$1.573	$1.751	$1.626	$1.249	$1.114	$1.205	$1.082
Number of Accumulation Units outstanding at end of period (in thousands)	5	14	14	15	14	26	40	40	40	40
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.929	$1.687	$1.550	$1.727	$1.605	$1.235	$1.102	$1.194	$1.073	$0.773
Accumulation Unit Value at end of period	$1.699	$1.929	$1.687	$1.550	$1.727	$1.605	$1.235	$1.102	$1.194	$1.073
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.921	$1.682	$1.545	$1.723	$1.602	$1.233	$1.101	$1.193	$1.073	$0.774
Accumulation Unit Value at end of period	$1.691	$1.921	$1.682	$1.545	$1.723	$1.602	$1.233	$1.101	$1.193	$1.073
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	5	9
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.921	$1.682	$1.545	$1.723	$1.602	$1.233	$1.101	$1.193	$1.073	$0.774
Accumulation Unit Value at end of period	$1.691	$1.921	$1.682	$1.545	$1.723	$1.602	$1.233	$1.101	$1.193	$1.073
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	5	9
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.902	$1.665	$1.531	$1.708	$1.589	$1.223	$1.093	$1.185	$1.066	$0.769
Accumulation Unit Value at end of period	$1.673	$1.902	$1.665	$1.531	$1.708	$1.589	$1.223	$1.093	$1.185	$1.066
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.874	$1.642	$1.512	$1.688	$1.572	$1.211	$1.084	$1.176	$1.059	$0.765
Accumulation Unit Value at end of period	$1.647	$1.874	$1.642	$1.512	$1.688	$1.572	$1.211	$1.084	$1.176	$1.059
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.858	$1.630	$1.501	$1.677	$1.562	$1.204	$1.078	$1.170	$1.055	$0.762
Accumulation Unit Value at end of period	$1.633	$1.858	$1.630	$1.501	$1.677	$1.562	$1.204	$1.078	$1.170	$1.055
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.958	$21.898	$20.175	$22.551	$21.022	$16.214	$14.522	$15.774	$14.221	$10.282
Accumulation Unit Value at end of period	$21.916	$24.958	$21.898	$20.175	$22.551	$21.022	$16.214	$14.522	$15.774	$14.221
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.620	$21.634	$19.962	$22.346	$20.862	$16.115	$14.455	$15.725	$14.198	$10.280
Accumulation Unit Value at end of period	$21.587	$24.620	$21.634	$19.962	$22.346	$20.862	$16.115	$14.455	$15.725	$14.198
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
SP William Blair International Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.482	$1.109	$1.171	$1.150	$1.241	$1.060	$0.881	$1.053	$0.937	$0.695
Accumulation Unit Value at end of period	$1.271	$1.482	$1.109	$1.171	$1.150	$1.241	$1.060	$0.881	$1.053	$0.937
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.446	$1.083	$1.146	$1.127	$1.217	$1.042	$0.867	$1.038	$0.925	$0.688
Accumulation Unit Value at end of period	$1.238	$1.446	$1.083	$1.146	$1.127	$1.217	$1.042	$0.867	$1.038	$0.925
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.434	$1.074	$1.137	$1.119	$1.210	$1.036	$0.862	$1.033	$0.921	$0.685
Accumulation Unit Value at end of period	$1.227	$1.434	$1.074	$1.137	$1.119	$1.210	$1.036	$0.862	$1.033	$0.921
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	6	6	6	6
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.398	$1.049	$1.113	$1.097	$1.187	$1.018	$0.849	$1.018	$0.909	$0.677
Accumulation Unit Value at end of period	$1.195	$1.398	$1.049	$1.113	$1.097	$1.187	$1.018	$0.849	$1.018	$0.909
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	5	5	5	10	11	11	11	21
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.398	$1.049	$1.113	$1.097	$1.187	$1.018	$0.849	$1.018	$0.909	$0.677
Accumulation Unit Value at end of period	$1.195	$1.398	$1.049	$1.113	$1.097	$1.187	$1.018	$0.849	$1.018	$0.909
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	5	5	5	10	11	11	11	21
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.367	$1.027	$1.090	$1.076	$1.167	$1.002	$0.837	$1.006	$0.899	$0.671
Accumulation Unit Value at end of period	$1.165	$1.367	$1.027	$1.090	$1.076	$1.167	$1.002	$0.837	$1.006	$0.899
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.367	$1.027	$1.090	$1.076	$1.167	$1.002	$0.837	$1.006	$0.899	$0.671

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Accumulation Unit Value at end of period	$1.165	$1.367	$1.027	$1.090	$1.076	$1.167	$1.002	$0.837	$1.006	$0.899
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.353	$1.017	$1.080	$1.067	$1.157	$0.994	$0.831	$0.999	$0.894	$0.667
Accumulation Unit Value at end of period	$1.153	$1.353	$1.017	$1.080	$1.067	$1.157	$0.994	$0.831	$0.999	$0.894
Number of Accumulation Units outstanding at end of period (in thousands)	10	10	11	11	11	26	46	46	52	53
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.330	$1.001	$1.065	$1.053	$1.143	$0.983	$0.822	$0.989	$0.886	$0.662
Accumulation Unit Value at end of period	$1.133	$1.330	$1.001	$1.065	$1.053	$1.143	$0.983	$0.822	$0.989	$0.886
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.325	$0.998	$1.062	$1.050	$1.140	$0.981	$0.821	$0.989	$0.886	$0.662
Accumulation Unit Value at end of period	$1.128	$1.325	$0.998	$1.062	$1.050	$1.140	$0.981	$0.821	$0.989	$0.886
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	45	20
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.325	$0.998	$1.062	$1.050	$1.140	$0.981	$0.821	$0.989	$0.886	$0.662
Accumulation Unit Value at end of period	$1.128	$1.325	$0.998	$1.062	$1.050	$1.140	$0.981	$0.821	$0.989	$0.886
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	45	20
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.312	$0.988	$1.052	$1.041	$1.131	$0.974	$0.815	$0.982	$0.880	$0.658
Accumulation Unit Value at end of period	$1.116	$1.312	$0.988	$1.052	$1.041	$1.131	$0.974	$0.815	$0.982	$0.880
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.292	$0.975	$1.038	$1.029	$1.119	$0.964	$0.808	$0.974	$0.874	$0.654
Accumulation Unit Value at end of period	$1.098	$1.292	$0.975	$1.038	$1.029	$1.119	$0.964	$0.808	$0.974	$0.874
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.282	$0.967	$1.031	$1.022	$1.112	$0.959	$0.804	$0.970	$0.871	$0.652
Accumulation Unit Value at end of period	$1.089	$1.282	$0.967	$1.031	$1.022	$1.112	$0.959	$0.804	$0.970	$0.871
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	11	12	13	13	14	15
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.230	$16.026	$17.094	$16.951	$18.457	$15.920	$13.355	$16.121	$14.480	$10.849
Accumulation Unit Value at end of period	$18.025	$21.230	$16.026	$17.094	$16.951	$18.457	$15.920	$13.355	$16.121	$14.480
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.942	$15.832	$16.913	$16.797	$18.317	$15.823	$13.293	$16.071	$14.456	$10.847
Accumulation Unit Value at end of period	$17.755	$20.942	$15.832	$16.913	$16.797	$18.317	$15.823	$13.293	$16.071	$14.456
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Wells Fargo VT Discovery Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$33.619	$26.362	$24.798	$25.483	$25.712	$18.105	$15.571	$15.700	$11.729	$8.465
Accumulation Unit Value at end of period	$30.857	$33.619	$26.362	$24.798	$25.483	$25.712	$18.105	$15.571	$15.700	$11.729
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	2
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$32.991	$25.908	$24.408	$25.119	$25.383	$17.900	$15.418	$15.569	$11.649	$8.419
Accumulation Unit Value at end of period	$30.234	$32.991	$25.908	$24.408	$25.119	$25.383	$17.900	$15.418	$15.569	$11.649
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	1	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$32.784	$25.759	$24.279	$24.999	$25.275	$17.832	$15.367	$15.526	$11.622	$8.404
Accumulation Unit Value at end of period	$30.030	$32.784	$25.759	$24.279	$24.999	$25.275	$17.832	$15.367	$15.526	$11.622
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	2	4	12	14	17	14
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$32.171	$25.315	$23.896	$24.642	$24.951	$17.631	$15.216	$15.397	$11.542	$8.359
Accumulation Unit Value at end of period	$29.424	$32.171	$25.315	$23.896	$24.642	$24.951	$17.631	$15.216	$15.397	$11.542
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$32.171	$25.315	$23.896	$24.642	$24.951	$17.631	$15.216	$15.397	$11.542	$8.359
Accumulation Unit Value at end of period	$29.424	$32.171	$25.315	$23.896	$24.642	$24.951	$17.631	$15.216	$15.397	$11.542
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$31.569	$24.879	$23.520	$24.291	$24.632	$17.431	$15.067	$15.268	$11.463	$8.314
Accumulation Unit Value at end of period	$28.831	$31.569	$24.879	$23.520	$24.291	$24.632	$17.431	$15.067	$15.268	$11.463
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	2	3	3	3	6	7	14	4
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$31.569	$24.879	$23.520	$24.291	$24.632	$17.431	$15.067	$15.268	$11.463	$8.314
Accumulation Unit Value at end of period	$28.831	$31.569	$24.879	$23.520	$24.291	$24.632	$17.431	$15.067	$15.268	$11.463
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	2	3	3	3	6	7	14	4
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$31.372	$24.735	$23.396	$24.175	$24.527	$17.365	$15.017	$15.226	$11.437	$8.299
Accumulation Unit Value at end of period	$28.636	$31.372	$24.735	$23.396	$24.175	$24.527	$17.365	$15.017	$15.226	$11.437
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	—	—	—	1	9	9	10	9
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$30.979	$24.451	$23.150	$23.944	$24.317	$17.234	$14.919	$15.141	$11.385	$8.270
Accumulation Unit Value at end of period	$28.249	$30.979	$24.451	$23.150	$23.944	$24.317	$17.234	$14.919	$15.141	$11.385
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	8	8	8	9	10	12	13	7
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$30.785	$24.309	$23.028	$23.830	$24.213	$17.169	$14.870	$15.099	$11.359	$8.255
Accumulation Unit Value at end of period	$28.058	$30.785	$24.309	$23.028	$23.830	$24.213	$17.169	$14.870	$15.099	$11.359
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	2	2	2	2	2	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$30.785	$24.309	$23.028	$23.830	$24.213	$17.169	$14.870	$15.099	$11.359	$8.255
Accumulation Unit Value at end of period	$28.058	$30.785	$24.309	$23.028	$23.830	$24.213	$17.169	$14.870	$15.099	$11.359
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	2	2	2	2	2	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.592	$24.169	$22.906	$23.716	$24.109	$17.104	$14.821	$15.056	$11.333	$8.240
Accumulation Unit Value at end of period	$27.868	$30.592	$24.169	$22.906	$23.716	$24.109	$17.104	$14.821	$15.056	$11.333
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	2	2	2	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$30.210	$23.891	$22.665	$23.490	$23.903	$16.975	$14.723	$14.973	$11.281	$8.211
Accumulation Unit Value at end of period	$27.492	$30.210	$23.891	$22.665	$23.490	$23.903	$16.975	$14.723	$14.973	$11.281
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.020	$23.753	$22.545	$23.377	$23.801	$16.910	$14.675	$14.931	$11.255	$8.196
Accumulation Unit Value at end of period	$27.306	$30.020	$23.753	$22.545	$23.377	$23.801	$16.910	$14.675	$14.931	$11.255
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	3	4	3	1	2	1	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.832	$23.616	$22.426	$23.266	$23.699	$16.846	$14.627	$14.889	$11.229	$8.181
Accumulation Unit Value at end of period	$27.121	$29.832	$23.616	$22.426	$23.266	$23.699	$16.846	$14.627	$14.889	$11.229
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	5	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$36.717	$29.110	$27.686	$28.765	$29.345	$20.891	$18.166	$18.519	$13.988	$10.206
Accumulation Unit Value at end of period	$33.331	$36.717	$29.110	$27.686	$28.765	$29.345	$20.891	$18.166	$18.519	$13.988
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Wells Fargo VT Index Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.402	$2.167	$2.038	$2.038	$1.748	$1.479	$1.325	$1.260	$1.126	$0.988
Accumulation Unit Value at end of period	$2.303	$2.402	$2.167	$2.038	$2.038	$1.748	$1.479	$1.325	$1.260	$1.126
Number of Accumulation Units outstanding at end of period (in thousands)	63	67	70	73	76	75	89	97	155	215
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.344	$2.118	$1.995	$1.998	$1.716	$1.455	$1.305	$1.243	$1.113	$0.977
Accumulation Unit Value at end of period	$2.245	$2.344	$2.118	$1.995	$1.998	$1.716	$1.455	$1.305	$1.243	$1.113
Number of Accumulation Units outstanding at end of period (in thousands)	4	36	38	39	132	151	151	152	182	207
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$2.325	$2.102	$1.981	$1.985	$1.706	$1.447	$1.299	$1.237	$1.108	$0.974
Accumulation Unit Value at end of period	$2.225	$2.325	$2.102	$1.981	$1.985	$1.706	$1.447	$1.299	$1.237	$1.108
Number of Accumulation Units outstanding at end of period (in thousands)	262	273	237	220	267	308	467	870	990	1,065
With Principal First (35 BPS)

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Accumulation Unit Value at beginning of period	$2.270	$2.055	$1.939	$1.946	$1.675	$1.423	$1.279	$1.220	$1.095	$0.963
Accumulation Unit Value at end of period	$2.169	$2.270	$2.055	$1.939	$1.946	$1.675	$1.423	$1.279	$1.220	$1.095
Number of Accumulation Units outstanding at end of period (in thousands)	16	16	24	24	24	29	253	254	278	727
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.270	$2.055	$1.939	$1.946	$1.675	$1.423	$1.279	$1.220	$1.095	$0.963
Accumulation Unit Value at end of period	$2.169	$2.270	$2.055	$1.939	$1.946	$1.675	$1.423	$1.279	$1.220	$1.095
Number of Accumulation Units outstanding at end of period (in thousands)	16	16	24	24	24	29	253	254	278	727
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.218	$2.011	$1.900	$1.910	$1.647	$1.401	$1.261	$1.205	$1.082	$0.954
Accumulation Unit Value at end of period	$2.116	$2.218	$2.011	$1.900	$1.910	$1.647	$1.401	$1.261	$1.205	$1.082
Number of Accumulation Units outstanding at end of period (in thousands)	230	318	491	582	628	823	1,269	2,006	2,410	3,127
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.218	$2.011	$1.900	$1.910	$1.647	$1.401	$1.261	$1.205	$1.082	$0.954
Accumulation Unit Value at end of period	$2.116	$2.218	$2.011	$1.900	$1.910	$1.647	$1.401	$1.261	$1.205	$1.082
Number of Accumulation Units outstanding at end of period (in thousands)	230	318	491	582	628	823	1,269	2,006	2,410	3,127
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.197	$1.993	$1.885	$1.895	$1.635	$1.391	$1.253	$1.198	$1.077	$0.950
Accumulation Unit Value at end of period	$2.096	$2.197	$1.993	$1.885	$1.895	$1.635	$1.391	$1.253	$1.198	$1.077
Number of Accumulation Units outstanding at end of period (in thousands)	240	274	321	518	771	909	997	1,426	1,824	2,389
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.167	$1.967	$1.862	$1.875	$1.618	$1.379	$1.243	$1.190	$1.070	$0.945
Accumulation Unit Value at end of period	$2.064	$2.167	$1.967	$1.862	$1.875	$1.618	$1.379	$1.243	$1.190	$1.070
Number of Accumulation Units outstanding at end of period (in thousands)	287	330	341	330	453	624	692	1,099	1,289	1,192
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.151	$1.954	$1.850	$1.863	$1.609	$1.372	$1.237	$1.185	$1.067	$0.942
Accumulation Unit Value at end of period	$2.048	$2.151	$1.954	$1.850	$1.863	$1.609	$1.372	$1.237	$1.185	$1.067
Number of Accumulation Units outstanding at end of period (in thousands)	26	67	120	129	152	114	174	268	429	566
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.151	$1.954	$1.850	$1.863	$1.609	$1.372	$1.237	$1.185	$1.067	$0.942
Accumulation Unit Value at end of period	$2.048	$2.151	$1.954	$1.850	$1.863	$1.609	$1.372	$1.237	$1.185	$1.067
Number of Accumulation Units outstanding at end of period (in thousands)	26	67	120	129	152	114	174	268	429	566
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.131	$1.937	$1.835	$1.849	$1.598	$1.363	$1.230	$1.178	$1.061	$0.938
Accumulation Unit Value at end of period	$2.028	$2.131	$1.937	$1.835	$1.849	$1.598	$1.363	$1.230	$1.178	$1.061
Number of Accumulation Units outstanding at end of period (in thousands)	315	318	329	320	365	327	244	261	277	168
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.100	$1.911	$1.812	$1.828	$1.581	$1.350	$1.220	$1.170	$1.054	$0.933
Accumulation Unit Value at end of period	$1.997	$2.100	$1.911	$1.812	$1.828	$1.581	$1.350	$1.220	$1.170	$1.054
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.082	$1.895	$1.798	$1.815	$1.571	$1.341	$1.213	$1.163	$1.049	$0.929
Accumulation Unit Value at end of period	$1.979	$2.082	$1.895	$1.798	$1.815	$1.571	$1.341	$1.213	$1.163	$1.049
Number of Accumulation Units outstanding at end of period (in thousands)	358	412	343	350	490	415	369	368	326	248
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.068	$1.883	$1.788	$1.805	$1.563	$1.335	$1.208	$1.159	$1.046	$0.926
Accumulation Unit Value at end of period	$1.964	$2.068	$1.883	$1.788	$1.805	$1.563	$1.335	$1.208	$1.159	$1.046
Number of Accumulation Units outstanding at end of period (in thousands)	547	533	496	586	660	665	626	655	625	460
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.962	$20.943	$19.913	$20.135	$17.461	$14.942	$13.533	$13.011	$11.758	$10.426
Accumulation Unit Value at end of period	$21.777	$22.962	$20.943	$19.913	$20.135	$17.461	$14.942	$13.533	$13.011	$11.758
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Wells Fargo VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.339	$13.306	$13.043	$12.974	$13.880	$11.759	$10.492	$12.200	$10.087	$—
Accumulation Unit Value at end of period	$13.348	$16.339	$13.306	$13.043	$12.974	$13.880	$11.759	$10.492	$12.200	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	3	7	7	6	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.156	$13.176	$12.936	$12.886	$13.807	$11.715	$10.469	$12.190	$10.086	$—
Accumulation Unit Value at end of period	$13.178	$16.156	$13.176	$12.936	$12.886	$13.807	$11.715	$10.469	$12.190	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	6	6	20	27	30	26	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$16.095	$13.133	$12.900	$12.857	$13.783	$11.700	$10.461	$12.187	$10.086	$—
Accumulation Unit Value at end of period	$13.122	$16.095	$13.133	$12.900	$12.857	$13.783	$11.700	$10.461	$12.187	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	5	4	7	7	9	11	11	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.914	$13.005	$12.794	$12.770	$13.710	$11.656	$10.437	$12.177	$10.085	$—
Accumulation Unit Value at end of period	$12.956	$15.914	$13.005	$12.794	$12.770	$13.710	$11.656	$10.437	$12.177	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	3	4	4	4	5	5	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.914	$13.005	$12.794	$12.770	$13.710	$11.656	$10.437	$12.177	$10.085	$—
Accumulation Unit Value at end of period	$12.956	$15.914	$13.005	$12.794	$12.770	$13.710	$11.656	$10.437	$12.177	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	3	4	4	4	5	5	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.736	$12.879	$12.688	$12.684	$13.638	$11.612	$10.413	$12.168	$10.084	$—
Accumulation Unit Value at end of period	$12.791	$15.736	$12.879	$12.688	$12.684	$13.638	$11.612	$10.413	$12.168	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	5	6	10	30	35	40	39	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.736	$12.879	$12.688	$12.684	$13.638	$11.612	$10.413	$12.168	$10.084	$—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Accumulation Unit Value at end of period	$12.791	$15.736	$12.879	$12.688	$12.684	$13.638	$11.612	$10.413	$12.168	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	5	6	10	30	35	40	39	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.677	$12.837	$12.653	$12.655	$13.614	$11.597	$10.405	$12.165	$10.083	$—
Accumulation Unit Value at end of period	$12.737	$15.677	$12.837	$12.653	$12.655	$13.614	$11.597	$10.405	$12.165	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	9	8	8	9	11	15	18	19	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.559	$12.753	$12.583	$12.598	$13.566	$11.568	$10.389	$12.158	$10.083	$—
Accumulation Unit Value at end of period	$12.629	$15.559	$12.753	$12.583	$12.598	$13.566	$11.568	$10.389	$12.158	$—
Number of Accumulation Units outstanding at end of period (in thousands)	33	37	45	50	67	79	94	109	149	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.501	$12.712	$12.549	$12.570	$13.542	$11.553	$10.381	$12.155	$10.082	$—
Accumulation Unit Value at end of period	$12.575	$15.501	$12.712	$12.549	$12.570	$13.542	$11.553	$10.381	$12.155	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	9	9	11	8	10	14	18	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.501	$12.712	$12.549	$12.570	$13.542	$11.553	$10.381	$12.155	$10.082	$—
Accumulation Unit Value at end of period	$12.575	$15.501	$12.712	$12.549	$12.570	$13.542	$11.553	$10.381	$12.155	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	9	9	11	8	10	14	18	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.443	$12.671	$12.514	$12.541	$13.518	$11.539	$10.373	$12.152	$10.082	$—
Accumulation Unit Value at end of period	$12.521	$15.443	$12.671	$12.514	$12.541	$13.518	$11.539	$10.373	$12.152	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	3	—	1	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.327	$12.588	$12.445	$12.485	$13.471	$11.510	$10.358	$12.145	$10.081	$—
Accumulation Unit Value at end of period	$12.415	$15.327	$12.588	$12.445	$12.485	$13.471	$11.510	$10.358	$12.145	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.269	$12.547	$12.411	$12.456	$13.447	$11.495	$10.350	$12.142	$10.081	$—
Accumulation Unit Value at end of period	$12.362	$15.269	$12.547	$12.411	$12.456	$13.447	$11.495	$10.350	$12.142	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	4	6	5	5	2	4	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.212	$12.506	$12.377	$12.428	$13.423	$11.481	$10.342	$12.139	$10.081	$—
Accumulation Unit Value at end of period	$12.310	$15.212	$12.506	$12.377	$12.428	$13.423	$11.481	$10.342	$12.139	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	11	11	10	10	13	12	20	17	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.041	$12.385	$12.275	$12.344	$13.353	$11.437	$10.318	$12.130	$10.080	$—
Accumulation Unit Value at end of period	$12.153	$15.041	$12.385	$12.275	$12.344	$13.353	$11.437	$10.318	$12.130	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Wells Fargo VT Omega Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.191	$19.704	$19.849	$19.832	$19.334	$13.995	$11.771	$12.618	$10.000	$—
Accumulation Unit Value at end of period	$25.937	$26.191	$19.704	$19.849	$19.832	$19.334	$13.995	$11.771	$12.618	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	6	6	7	7	8	10	15	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$25.900	$19.514	$19.687	$19.700	$19.234	$13.944	$11.746	$12.610	$10.000	$—
Accumulation Unit Value at end of period	$25.611	$25.900	$19.514	$19.687	$19.700	$19.234	$13.944	$11.746	$12.610	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	6	9	14	18	19	25	33	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$25.804	$19.451	$19.633	$19.656	$19.201	$13.927	$11.737	$12.607	$10.000	$—
Accumulation Unit Value at end of period	$25.503	$25.804	$19.451	$19.633	$19.656	$19.201	$13.927	$11.737	$12.607	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	10	10	12	18	22	36	55	62	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.517	$19.264	$19.474	$19.525	$19.102	$13.876	$11.711	$12.598	$10.000	$—
Accumulation Unit Value at end of period	$25.181	$25.517	$19.264	$19.474	$19.525	$19.102	$13.876	$11.711	$12.598	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	1	3	3	12	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$25.517	$19.264	$19.474	$19.525	$19.102	$13.876	$11.711	$12.598	$10.000	$—
Accumulation Unit Value at end of period	$25.181	$25.517	$19.264	$19.474	$19.525	$19.102	$13.876	$11.711	$12.598	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	1	3	3	12	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.233	$19.078	$19.315	$19.395	$19.003	$13.825	$11.686	$12.590	$10.000	$—
Accumulation Unit Value at end of period	$24.864	$25.233	$19.078	$19.315	$19.395	$19.003	$13.825	$11.686	$12.590	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	19	27	32	37	44	82	101	122	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.233	$19.078	$19.315	$19.395	$19.003	$13.825	$11.686	$12.590	$10.000	$—
Accumulation Unit Value at end of period	$24.864	$25.233	$19.078	$19.315	$19.395	$19.003	$13.825	$11.686	$12.590	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	19	27	32	37	44	82	101	122	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.140	$19.017	$19.262	$19.352	$18.971	$13.808	$11.677	$12.587	$10.000	$—
Accumulation Unit Value at end of period	$24.759	$25.140	$19.017	$19.262	$19.352	$18.971	$13.808	$11.677	$12.587	$—
Number of Accumulation Units outstanding at end of period (in thousands)	26	26	31	30	35	59	87	112	125	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.953	$18.894	$19.158	$19.266	$18.905	$13.774	$11.660	$12.581	$10.000	$—
Accumulation Unit Value at end of period	$24.551	$24.953	$18.894	$19.158	$19.266	$18.905	$13.774	$11.660	$12.581	$—
Number of Accumulation Units outstanding at end of period (in thousands)	21	25	33	37	49	74	96	111	139	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.860	$18.834	$19.106	$19.223	$18.873	$13.757	$11.652	$12.578	$10.000	$—
Accumulation Unit Value at end of period	$24.447	$24.860	$18.834	$19.106	$19.223	$18.873	$13.757	$11.652	$12.578	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	11	11	13	14	33	38	42	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$24.860	$18.834	$19.106	$19.223	$18.873	$13.757	$11.652	$12.578	$10.000	$—
Accumulation Unit Value at end of period	$24.447	$24.860	$18.834	$19.106	$19.223	$18.873	$13.757	$11.652	$12.578	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	11	11	13	14	33	38	42	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.768	$18.773	$19.054	$19.181	$18.840	$13.740	$11.644	$12.576	$10.000	$—
Accumulation Unit Value at end of period	$24.344	$24.768	$18.773	$19.054	$19.181	$18.840	$13.740	$11.644	$12.576	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	2	4	3	4	6	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.584	$18.652	$18.950	$19.096	$18.775	$13.707	$11.627	$12.570	$10.000	$—
Accumulation Unit Value at end of period	$24.139	$24.584	$18.652	$18.950	$19.096	$18.775	$13.707	$11.627	$12.570	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.493	$18.592	$18.898	$19.053	$18.743	$13.690	$11.618	$12.567	$10.000	$—
Accumulation Unit Value at end of period	$24.038	$24.493	$18.592	$18.898	$19.053	$18.743	$13.690	$11.618	$12.567	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	18	18	20	30	20	13	11	4	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.401	$18.532	$18.847	$19.011	$18.711	$13.673	$11.610	$12.564	$10.000	$—
Accumulation Unit Value at end of period	$23.936	$24.401	$18.532	$18.847	$19.011	$18.711	$13.673	$11.610	$12.564	$—
Number of Accumulation Units outstanding at end of period (in thousands)	34	36	38	39	49	36	16	16	18	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.130	$18.354	$18.694	$18.884	$18.614	$13.623	$11.584	$12.556	$10.000	$—
Accumulation Unit Value at end of period	$23.635	$24.130	$18.354	$18.694	$18.884	$18.614	$13.623	$11.584	$12.556	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Wells Fargo VT Opportunity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.275	$21.249	$19.172	$20.031	$18.368	$14.233	$12.475	$13.370	$10.940	$7.498
Accumulation Unit Value at end of period	$23.177	$25.275	$21.249	$19.172	$20.031	$18.368	$14.233	$12.475	$13.370	$10.940
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	1	1	1	3
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$24.802	$20.883	$18.870	$19.745	$18.133	$14.072	$12.353	$13.259	$10.865	$7.458
Accumulation Unit Value at end of period	$22.710	$24.802	$20.883	$18.870	$19.745	$18.133	$14.072	$12.353	$13.259	$10.865
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$24.647	$20.763	$18.771	$19.651	$18.056	$14.019	$12.312	$13.222	$10.840	$7.444
Accumulation Unit Value at end of period	$22.556	$24.647	$20.763	$18.771	$19.651	$18.056	$14.019	$12.312	$13.222	$10.840
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	1	2	3	5	6	5	5
With Principal First (35 BPS)

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Accumulation Unit Value at beginning of period	$24.186	$20.405	$18.475	$19.371	$17.825	$13.860	$12.191	$13.111	$10.765	$7.404
Accumulation Unit Value at end of period	$22.101	$24.186	$20.405	$18.475	$19.371	$17.825	$13.860	$12.191	$13.111	$10.765
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$24.186	$20.405	$18.475	$19.371	$17.825	$13.860	$12.191	$13.111	$10.765	$7.404
Accumulation Unit Value at end of period	$22.101	$24.186	$20.405	$18.475	$19.371	$17.825	$13.860	$12.191	$13.111	$10.765
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.734	$20.054	$18.184	$19.094	$17.597	$13.703	$12.071	$13.002	$10.692	$7.365
Accumulation Unit Value at end of period	$21.655	$23.734	$20.054	$18.184	$19.094	$17.597	$13.703	$12.071	$13.002	$10.692
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	5	6	7	7	12	14	7	7
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.734	$20.054	$18.184	$19.094	$17.597	$13.703	$12.071	$13.002	$10.692	$7.365
Accumulation Unit Value at end of period	$21.655	$23.734	$20.054	$18.184	$19.094	$17.597	$13.703	$12.071	$13.002	$10.692
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	5	6	7	7	12	14	7	7
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.585	$19.938	$18.088	$19.003	$17.521	$13.651	$12.032	$12.966	$10.667	$7.351
Accumulation Unit Value at end of period	$21.509	$23.585	$19.938	$18.088	$19.003	$17.521	$13.651	$12.032	$12.966	$10.667
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	5	6	8	9	13	14	5	3
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.290	$19.708	$17.898	$18.822	$17.372	$13.548	$11.953	$12.894	$10.618	$7.325
Accumulation Unit Value at end of period	$21.218	$23.290	$19.708	$17.898	$18.822	$17.372	$13.548	$11.953	$12.894	$10.618
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	8	5	5	9	10	15	14	11
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.144	$19.594	$17.803	$18.732	$17.297	$13.497	$11.913	$12.858	$10.594	$7.312
Accumulation Unit Value at end of period	$21.075	$23.144	$19.594	$17.803	$18.732	$17.297	$13.497	$11.913	$12.858	$10.594
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	2	2	4	6	6	6	5
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.144	$19.594	$17.803	$18.732	$17.297	$13.497	$11.913	$12.858	$10.594	$7.312
Accumulation Unit Value at end of period	$21.075	$23.144	$19.594	$17.803	$18.732	$17.297	$13.497	$11.913	$12.858	$10.594
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	2	2	4	6	6	6	5
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.999	$19.481	$17.709	$18.642	$17.223	$13.446	$11.874	$12.822	$10.570	$7.299
Accumulation Unit Value at end of period	$20.932	$22.999	$19.481	$17.709	$18.642	$17.223	$13.446	$11.874	$12.822	$10.570
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	2	1	1	1	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.711	$19.257	$17.523	$18.464	$17.076	$13.344	$11.796	$12.750	$10.521	$7.273
Accumulation Unit Value at end of period	$20.650	$22.711	$19.257	$17.523	$18.464	$17.076	$13.344	$11.796	$12.750	$10.521
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.569	$19.146	$17.430	$18.376	$17.003	$13.294	$11.757	$12.715	$10.497	$7.260
Accumulation Unit Value at end of period	$20.510	$22.569	$19.146	$17.430	$18.376	$17.003	$13.294	$11.757	$12.715	$10.497
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.427	$19.035	$17.338	$18.288	$16.930	$13.243	$11.719	$12.679	$10.473	$7.247
Accumulation Unit Value at end of period	$20.371	$22.427	$19.035	$17.338	$18.288	$16.930	$13.243	$11.719	$12.679	$10.473
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	2	1	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.586	$26.849	$24.493	$25.873	$23.988	$18.792	$16.654	$18.046	$14.929	$10.345
Accumulation Unit Value at end of period	$28.648	$31.586	$26.849	$24.493	$25.873	$23.988	$18.792	$16.654	$18.046	$14.929
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Wells Fargo VT Small Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.180	$2.558	$2.404	$2.507	$2.587	$1.744	$1.637	$1.737	$1.388	$0.920
Accumulation Unit Value at end of period	$3.182	$3.180	$2.558	$2.404	$2.507	$2.587	$1.744	$1.637	$1.737	$1.388
Number of Accumulation Units outstanding at end of period (in thousands)	6	8	8	8	8	15	15	18	29	26
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$3.104	$2.501	$2.354	$2.458	$2.540	$1.715	$1.612	$1.713	$1.371	$0.911
Accumulation Unit Value at end of period	$3.101	$3.104	$2.501	$2.354	$2.458	$2.540	$1.715	$1.612	$1.713	$1.371
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	7	8	9	25	33	41	53	70
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$3.079	$2.482	$2.337	$2.442	$2.525	$1.705	$1.604	$1.706	$1.365	$0.907
Accumulation Unit Value at end of period	$3.074	$3.079	$2.482	$2.337	$2.442	$2.525	$1.705	$1.604	$1.706	$1.365
Number of Accumulation Units outstanding at end of period (in thousands)	15	15	23	43	27	56	65	106	119	153
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$3.005	$2.426	$2.288	$2.394	$2.479	$1.677	$1.580	$1.682	$1.348	$0.898
Accumulation Unit Value at end of period	$2.996	$3.005	$2.426	$2.288	$2.394	$2.479	$1.677	$1.580	$1.682	$1.348
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	2	2	2	3	3	5	6
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$3.005	$2.426	$2.288	$2.394	$2.479	$1.677	$1.580	$1.682	$1.348	$0.898
Accumulation Unit Value at end of period	$2.996	$3.005	$2.426	$2.288	$2.394	$2.479	$1.677	$1.580	$1.682	$1.348
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	2	2	2	3	3	5	6
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.937	$2.374	$2.243	$2.350	$2.437	$1.651	$1.557	$1.661	$1.334	$0.889
Accumulation Unit Value at end of period	$2.923	$2.937	$2.374	$2.243	$2.350	$2.437	$1.651	$1.557	$1.661	$1.334
Number of Accumulation Units outstanding at end of period (in thousands)	61	62	68	74	80	95	151	170	193	226
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.937	$2.374	$2.243	$2.350	$2.437	$1.651	$1.557	$1.661	$1.334	$0.889

Sub-Account	As of December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Accumulation Unit Value at end of period	$2.923	$2.937	$2.374	$2.243	$2.350	$2.437	$1.651	$1.557	$1.661	$1.334
Number of Accumulation Units outstanding at end of period (in thousands)	61	62	68	74	80	95	151	170	193	226
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.909	$2.354	$2.224	$2.332	$2.420	$1.640	$1.548	$1.652	$1.327	$0.885
Accumulation Unit Value at end of period	$2.895	$2.909	$2.354	$2.224	$2.332	$2.420	$1.640	$1.548	$1.652	$1.327
Number of Accumulation Units outstanding at end of period (in thousands)	21	30	48	33	68	73	95	130	153	211
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.869	$2.323	$2.198	$2.306	$2.395	$1.625	$1.535	$1.640	$1.319	$0.880
Accumulation Unit Value at end of period	$2.852	$2.869	$2.323	$2.198	$2.306	$2.395	$1.625	$1.535	$1.640	$1.319
Number of Accumulation Units outstanding at end of period (in thousands)	97	110	123	130	158	190	249	340	479	629
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.847	$2.307	$2.183	$2.292	$2.382	$1.617	$1.528	$1.633	$1.314	$0.878
Accumulation Unit Value at end of period	$2.829	$2.847	$2.307	$2.183	$2.292	$2.382	$1.617	$1.528	$1.633	$1.314
Number of Accumulation Units outstanding at end of period (in thousands)	18	20	22	24	30	44	71	81	125	114
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.847	$2.307	$2.183	$2.292	$2.382	$1.617	$1.528	$1.633	$1.314	$0.878
Accumulation Unit Value at end of period	$2.829	$2.847	$2.307	$2.183	$2.292	$2.382	$1.617	$1.528	$1.633	$1.314
Number of Accumulation Units outstanding at end of period (in thousands)	18	20	22	24	30	44	71	81	125	114
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.821	$2.287	$2.165	$2.275	$2.365	$1.606	$1.519	$1.624	$1.307	$0.874
Accumulation Unit Value at end of period	$2.802	$2.821	$2.287	$2.165	$2.275	$2.365	$1.606	$1.519	$1.624	$1.307
Number of Accumulation Units outstanding at end of period (in thousands)	10	10	2	11	1	17	3	3	4	3
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.781	$2.257	$2.139	$2.249	$2.341	$1.591	$1.506	$1.612	$1.299	$0.869
Accumulation Unit Value at end of period	$2.759	$2.781	$2.257	$2.139	$2.249	$2.341	$1.591	$1.506	$1.612	$1.299
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.757	$2.238	$2.122	$2.233	$2.325	$1.581	$1.498	$1.604	$1.293	$0.865
Accumulation Unit Value at end of period	$2.733	$2.757	$2.238	$2.122	$2.233	$2.325	$1.581	$1.498	$1.604	$1.293
Number of Accumulation Units outstanding at end of period (in thousands)	31	32	36	41	46	46	23	18	15	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.737	$2.223	$2.109	$2.220	$2.313	$1.574	$1.492	$1.598	$1.289	$0.863
Accumulation Unit Value at end of period	$2.713	$2.737	$2.223	$2.109	$2.220	$2.313	$1.574	$1.492	$1.598	$1.289
Number of Accumulation Units outstanding at end of period (in thousands)	12	12	11	15	29	89	29	46	47	46
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.742	$27.447	$26.079	$27.492	$28.684	$19.546	$18.551	$19.907	$16.076	$10.782
Accumulation Unit Value at end of period	$33.390	$33.742	$27.447	$26.079	$27.492	$28.684	$19.546	$18.551	$19.907	$16.076
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Talcott Resolution Life and Annuity Insurance Company Separate Account One and the
Board of Directors of Talcott Resolution Life Insurance Company

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities for each of the sub accounts listed below of Talcott Resolution Life and Annuity Insurance Company Separate Account One (the “Account”), as of December 31, 2018, the related statement of operations, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes.

Invesco V.I. Government Money Market Fund
Wells Fargo VT Omega Growth Fund
Hartford Balanced HLS Fund
Hartford Total Return Bond HLS Fund
Hartford Capital Appreciation HLS Fund
Hartford Dividend and Growth HLS Fund
Hartford Healthcare HLS Fund
Hartford Global Growth HLS Fund
Hartford Disciplined Equity HLS Fund
Hartford Growth Opportunities HLS Fund
Hartford High Yield HLS Fund
Hartford International Opportunities HLS Fund
Hartford MidCap Growth HLS Fund (Formerly Hartford Small/Mid Cap Equity HLS Fund)
Hartford MidCap HLS Fund
Hartford MidCap Value HLS Fund
Hartford Ultrashort Bond HLS Fund
Hartford Small Company HLS Fund
Hartford SmallCap Growth HLS Fund
Hartford Stock HLS Fund
Hartford U.S. Government Securities HLS Fund
Hartford Value HLS Fund
BlackRock Large Cap Focus Growth V.I. Fund
Jennison 20/20 Focus Portfolio
Jennison Portfolio
Prudential Value Portfolio
Prudential SP International Growth Portfolio
Wells Fargo VT Index Asset Allocation Fund
Wells Fargo VT International Equity Fund
Wells Fargo VT Small Cap Growth Fund
Wells Fargo VT Discovery Fund
Wells Fargo VT Opportunity Fund

We have also audited the accompanying statements of assets and liabilities of BlackRock S&P 500 Index V.I. Fund, the statements of operations, changes in net assets, financial highlights for the periods indicated in the table below, and related notes. We have also audited BlackRock Global Opportunities V.I. Fund and HIMCO VIT Index Fund, the accompanying statements of operations, changes in net assets, financial highlights for the periods indicated in the table below, and related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts listed above constituting Talcott Resolution Life and Annuity Insurance Company Separate Account One as of December 31, 2018, and the results of their operations for the year then ended (or for the period listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the period listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the period listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Sub-account	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
BlackRock S&P 500 Index V.I. Fund	December 31, 2018	Period from April 20, 2018 to December 31, 2018	Period from April 20, 2018 to December 31, 2018	Period from April 20, 2018 to December 31, 2018
BlackRock Global Opportunities V.I. Fund	Not Applicable	Period from January 1, 2018 to May 12, 2018	Year ended December 31, 2017 and the period from January 1, 2018 to May 12, 2018	Four Years Ended December 31, 2017 and the Period from January 1, 2018 to May 12, 2018
HIMCO VIT Index Fund	Not Applicable	Period from January 1, 2018 to April 19, 2018	Year ended December 31, 2017 and the period from January 1, 2018 to April 19, 2018	Four Years Ended December 31, 2017 and the Period from January 1, 2018 to April 19, 2018

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Hartford, Connecticut
April 18, 2019

We have served as the auditor of the sub-accounts that comprise Talcott Resolution Life and Annuity Insurance Company Separate Account One since 2002.

SEPARATE ACCOUNT ONE
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2018

	Invesco V.I. Government Money Market Fund	Wells Fargo VT Omega Growth Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$792,118	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	3,591,398	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	711,215,680	264,319,045	1,114,578,584	761,651,600	34,390,327	104,661,545	105,960,175	130,861,680
class IB	—	—	166,671,653	127,882,031	272,500,960	218,252,594	19,617,009	48,709,158	52,438,919	78,320,457
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class S1	31,101,697	—	—	—	—	—	—	—	—	—
class S2	16,490,058	—	—	—	—	—	—	—	—	—
Total investments	47,591,755	4,383,516	877,887,333	392,201,076	1,387,079,544	979,904,194	54,007,336	153,370,703	158,399,094	209,182,137
Due from Sponsor Company	185,817	6,642	—	—	—	—	—	—	—	—
Receivable for fund shares sold	—	—	422,410	515,117	837,151	424,813	19,893	124,415	195,278	48,194
Other assets	26	—	29	18	—	—	—	3	—	—
Total assets	47,777,598	4,390,158	878,309,772	392,716,211	1,387,916,695	980,329,007	54,027,229	153,495,121	158,594,372	209,230,331

Liabilities:
Due to Sponsor Company	—	—	422,410	515,117	837,151	424,813	19,893	124,415	195,278	48,194
Payable for fund shares purchased	185,817	6,642	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	6	9	2	—	1	16
Total liabilities	185,817	6,642	422,410	515,117	837,157	424,822	19,895	124,415	195,279	48,210

Net assets:
For contract liabilities	$47,591,781	$4,383,516	$877,887,362	$392,201,094	$1,387,079,538	$979,904,185	$54,007,334	$153,370,706	$158,399,093	$209,182,121

Contract Liabilities:
class 1	$—	$792,118	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	3,591,398	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	711,215,711	264,319,049	1,114,578,582	761,651,570	34,390,326	104,661,541	105,960,172	130,861,667
class IB	—	—	166,671,651	127,882,045	272,500,956	218,252,615	19,617,008	48,709,165	52,438,921	78,320,454
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class S1	31,101,715	—	—	—	—	—	—	—	—	—
class S2	16,490,066	—	—	—	—	—	—	—	—	—
Total contract liabilities	$47,591,781	$4,383,516	$877,887,362	$392,201,094	$1,387,079,538	$979,904,185	$54,007,334	$153,370,706	$158,399,093	$209,182,121

Shares:
class 1	—	30,153	—	—	—	—	—	—	—	—
class 2	—	142,346	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	25,890,633	24,587,818	27,941,303	38,254,727	1,672,682	4,264,937	7,796,923	3,872,793
class IB	—	—	5,971,754	11,951,592	6,937,397	11,011,735	1,009,105	2,006,143	3,901,705	2,433,068
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class S1	31,101,697	—	—	—	—	—	—	—	—	—
class S2	16,490,058	—	—	—	—	—	—	—	—	—
Total shares	47,591,755	172,499	31,862,387	36,539,410	34,878,700	49,266,462	2,681,787	6,271,080	11,698,628	6,305,861

Cost	$47,591,755	$4,084,114	$669,670,219	$406,355,717	$1,471,942,020	$981,939,905	$50,614,881	$130,182,129	$166,534,745	$219,385,902

Deferred contracts in the accumulation period:
Units owned by participants #	4,997,367	576,014	211,362,495	143,488,934	182,460,986	206,493,050	9,073,942	57,442,046	56,351,204	52,774,943
Minimum unit fair value #*	$8.867719	$1.586774	$1.459285	$1.400347	$2.145306	$2.154162	$4.796573	$1.335094	$1.760535	$3.129026
Maximum unit fair value #*	$9.779295	$33.597598	$21.348852	$16.663884	$26.822358	$25.439562	$35.281724	$28.366558	$30.239029	$35.850747
Contract liability	$46,702,361	$4,292,029	$840,415,878	$383,698,926	$1,359,641,792	$958,030,262	$53,208,575	$150,858,666	$155,367,141	$205,555,493

Contracts in payout (annuitization) period:
Units owned by participants #	93,620	15,391	6,594,975	2,969,532	2,992,584	4,120,229	137,385	966,415	1,182,690	957,389
Minimum unit fair value #*	$9.377506	$1.805446	$1.675615	$1.815311	$2.455569	$2.917861	$5.538499	$1.542034	$2.033313	$3.593211
Maximum unit fair value #*	$9.589820	$26.157360	$8.484504	$4.353324	$23.432967	$7.581406	$6.546429	$3.643359	$3.029352	$4.173900
Contract liability	$889,420	$91,487	$37,471,484	$8,502,168	$27,437,746	$21,873,923	$798,759	$2,512,040	$3,031,952	$3,626,628

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT ONE
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2018

	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap Growth HLS Fund	Hartford MidCap HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund
	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	62,392,752	179,390,923	18,960,599	192,360,752	90,065,016	56,659,622	94,486,768	49,142,592	461,503,214	67,013,281
class IB	42,929,070	73,717,882	9,002,864	17,623,243	51,485,851	31,928,068	24,491,009	33,580,755	82,402,138	46,677,673
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
Total investments	105,321,822	253,108,805	27,963,463	209,983,995	141,550,867	88,587,690	118,977,777	82,723,347	543,905,352	113,690,954
Due from Sponsor Company	90,962	—	12,205	—	—	—	—	—	—	—
Receivable for fund shares sold	—	76,474	—	188,555	51,172	37,089	219,695	12,465	180,129	269,901
Other assets	—	18	—	—	—	27	7	—	—	—
Total assets	105,412,784	253,185,297	27,975,668	210,172,550	141,602,039	88,624,806	119,197,479	82,735,812	544,085,481	113,960,855

Liabilities:
Due to Sponsor Company	—	76,474	—	188,555	51,172	37,089	219,695	12,465	180,129	269,901
Payable for fund shares purchased	90,962	—	12,205	—	—	—	—	—	—	—
Other liabilities	8	—	1	9	11	—	—	5	18	—
Total liabilities	90,970	76,474	12,206	188,564	51,183	37,089	219,695	12,470	180,147	269,901

Net assets:
For contract liabilities	$105,321,814	$253,108,823	$27,963,462	$209,983,986	$141,550,856	$88,587,717	$118,977,784	$82,723,342	$543,905,334	$113,690,954

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	62,392,741	179,390,935	18,960,597	192,360,745	90,065,006	56,659,640	94,486,778	49,142,592	461,503,205	67,013,285
class IB	42,929,073	73,717,888	9,002,865	17,623,241	51,485,850	31,928,077	24,491,006	33,580,750	82,402,129	46,677,669
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$105,321,814	$253,108,823	$27,963,462	$209,983,986	$141,550,856	$88,587,717	$118,977,784	$82,723,342	$543,905,334	$113,690,954

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	8,374,866	12,896,544	2,644,435	5,696,203	9,069,991	5,609,863	5,140,738	1,836,420	5,909,132	6,667,988
class IB	5,864,627	5,231,929	1,264,447	536,476	5,211,119	3,164,328	1,445,750	1,294,056	1,054,950	4,649,171
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
Total shares	14,239,493	18,128,473	3,908,882	6,232,679	14,281,110	8,774,191	6,586,488	3,130,476	6,964,082	11,317,159

Cost	$122,238,485	$228,959,592	$32,732,498	$149,327,556	$163,207,647	$87,950,983	$110,548,989	$76,109,387	$285,303,768	$120,427,412

Deferred contracts in the accumulation period:
Units owned by participants #	42,254,902	121,289,354	1,587,525	25,186,099	49,096,058	65,557,368	34,947,977	26,940,025	103,991,203	94,269,388
Minimum unit fair value #*	$1.840995	$1.100392	$15.869869	$3.115773	$2.386777	$0.817709	$1.433270	$2.447984	$1.492899	$1.007220
Maximum unit fair value #*	$21.513793	$16.555222	$29.004303	$29.856174	$28.437113	$8.281892	$26.241162	$34.003288	$29.487427	$9.952877
Contract liability	$103,066,240	$248,882,410	$27,666,594	$205,977,018	$139,032,628	$87,150,537	$117,082,187	$81,332,191	$529,952,798	$110,818,252

Contracts in payout (annuitization) period:
Units owned by participants #	970,290	1,857,703	16,674	502,313	854,658	962,784	604,524	472,469	2,093,997	2,379,508
Minimum unit fair value #*	$2.126146	$1.242555	$17.585108	$3.518474	$2.750518	$0.993600	$1.618641	$2.811228	$1.685908	$1.156654
Maximum unit fair value #*	$2.534330	$3.160359	$18.773114	$9.514632	$3.222094	$1.911739	$4.724921	$3.251306	$12.463678	$1.343335
Contract liability	$2,255,574	$4,226,413	$296,868	$4,006,968	$2,518,228	$1,437,180	$1,895,597	$1,391,151	$13,952,536	$2,872,702

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT ONE
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2018

	Hartford Value HLS Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	Jennison 20/20 Focus Portfolio	Jennison Portfolio	Prudential Value Portfolio	Prudential SP International Growth Portfolio	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund
	Sub-Account	Sub-Account (2)(3)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$1,101,933	$577,993
class 2	—	—	—	—	—	—	—	5,258,076	1,216,215	892,456
class I	—	125,385,064	1,162,621	—	—	—	—	—	—	—
class IA	101,901,883	—	—	—	—	—	—	—	—	—
class IB	41,210,745	—	—	—	—	—	—	—	—	—
class II	—	—	—	90,776	189,770	67,332	16,688	—	—	—
class III	—	36,889,032	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
Total investments	143,112,628	162,274,096	1,162,621	90,776	189,770	67,332	16,688	5,258,076	2,318,148	1,470,449
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	27,794	343,420	159	5	9	3	35	419	158	270
Other assets	11	4	2	—	—	—	—	—	—	—
Total assets	143,140,433	162,617,520	1,162,782	90,781	189,779	67,335	16,723	5,258,495	2,318,306	1,470,719

Liabilities:
Due to Sponsor Company	27,794	343,420	159	5	9	3	35	419	158	270
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	1	1	—	—	—	—	—
Total liabilities	27,794	343,420	159	6	10	3	35	419	158	270

Net assets:
For contract liabilities	$143,112,639	$162,274,100	$1,162,623	$90,775	$189,769	$67,332	$16,688	$5,258,076	$2,318,148	$1,470,449

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$1,101,934	$577,993
class 2	—	—	—	—	—	—	—	5,258,076	1,216,214	892,456
class I	—	125,385,069	1,162,623	—	—	—	—	—	—	—
class IA	101,901,896	—	—	—	—	—	—	—	—	—
class IB	41,210,743	—	—	—	—	—	—	—	—	—
class II	—	—	—	90,775	189,769	67,332	16,688	—	—	—
class III	—	36,889,031	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$143,112,639	$162,274,100	$1,162,623	$90,775	$189,769	$67,332	$16,688	$5,258,076	$2,318,148	$1,470,449

Shares:
class 1	—	—	—	—	—	—	—	—	386,643	59,834
class 2	—	—	—	—	—	—	—	285,455	420,836	95,043
class I	—	6,116,345	87,284	—	—	—	—	—	—	—
class IA	7,954,870	—	—	—	—	—	—	—	—	—
class IB	3,222,107	—	—	—	—	—	—	—	—	—
class II	—	—	—	3,222	3,234	2,399	2,465	—	—	—
class III	—	1,815,405	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
Total shares	11,176,977	7,931,750	87,284	3,222	3,234	2,399	2,465	285,455	807,479	154,877

Cost	$137,183,781	$180,216,779	$1,180,282	$53,499	$73,473	$40,044	$10,463	$4,210,848	$3,443,262	$1,400,066

Deferred contracts in the accumulation period:
Units owned by participants #	63,307,396	17,612,205	456,144	14,123	87,310	36,892	13,720	2,465,836	933,457	327,902
Minimum unit fair value #*	$1.856942	$8.820816	$1.939789	$2.246688	$1.440249	$1.729213	$1.153064	$1.934627	$1.026115	$2.712938
Maximum unit fair value #*	$22.606748	$9.187499	$32.778318	$26.361963	$33.267278	$1.839481	$1.194547	$21.558506	$14.256377	$23.876359
Contract liability	$140,313,730	$158,044,976	$1,153,444	$84,981	$189,769	$67,332	$15,979	$5,173,231	$2,194,520	$1,435,370

Contracts in payout (annuitization) period:
Units owned by participants #	1,223,210	473,228	4,217	2,271	—	—	578	37,812	46,417	5,877
Minimum unit fair value #*	$2.139838	$8.905805	$2.114402	$2.550885	$—	$—	$1.226608	$2.225373	$1.167404	$3.074260
Maximum unit fair value #*	$2.508097	$9.187499	$2.191656	$2.550885	$—	$—	$1.226608	$2.244526	$13.462107	$23.575583
Contract liability	$2,798,909	$4,229,124	$9,179	$5,794	$—	$—	$709	$84,845	$123,628	$35,079

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT ONE
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (concluded)
December 31, 2018

	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund
	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$595,805
class 2	402,042	334,511
class I	—	—
class IA	—	—
class IB	—	—
class II	—	—
class III	—	—
class S1	—	—
class S2	—	—
Total investments	402,042	930,316
Due from Sponsor Company	—	—
Receivable for fund shares sold	21	46
Other assets	1	—
Total assets	402,064	930,362

Liabilities:
Due to Sponsor Company	21	46
Payable for fund shares purchased	—	—
Other liabilities	—	1
Total liabilities	21	47

Net assets:
For contract liabilities	$402,043	$930,315

Contract Liabilities:
class 1	—	595,804
class 2	402,043	334,511
class I	—	—
class IA	—	—
class IB	—	—
class II	—	—
class III	—	—
class S1	—	—
class S2	—	—
Total contract liabilities	$402,043	$930,315

Shares:
class 1	—	26,178
class 2	15,380	14,639
class I	—	—
class IA	—	—
class IB	—	—
class II	—	—
class III	—	—
class S1	—	—
class S2	—	—
Total shares	15,380	40,817

Cost	$405,526	$851,205

Deferred contracts in the accumulation period:
Units owned by participants #	14,230	45,835
Minimum unit fair value #*	$27.121405	$18.281548
Maximum unit fair value #*	$30.856554	$23.493970
Contract liability	$402,043	$907,049

Contracts in payout (annuitization) period:
Units owned by participants #	—	1,044
Minimum unit fair value #*	$—	$19.601902
Maximum unit fair value #*	$—	$22.555811
Contract liability	$—	$23,266

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

(1) Formerly Hartford Small/Mid Cap Equity HLS Fund. Change effective November 1, 2018.
(2) Funded as of April 20, 2018.
(3) Merged with HIMCO VIT Index Fund. Change effective April 20, 2018.

SEPARATE ACCOUNT ONE
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Periods Ended December 31, 2018

	Invesco V.I. Government Money Market Fund	Wells Fargo VT Omega Growth Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$646,860	$—	$18,472,896	$15,830,189	$13,771,256	$20,440,026	$39,918	$780,695	$1,168,348	$—

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(698,467)	(94,944)	(13,912,017)	(6,292,607)	(23,195,307)	(16,248,877)	(923,390)	(2,755,166)	(2,854,855)	(3,890,372)
Total expenses	(698,467)	(94,944)	(13,912,017)	(6,292,607)	(23,195,307)	(16,248,877)	(923,390)	(2,755,166)	(2,854,855)	(3,890,372)
Net investment income (loss)	(51,607)	(94,944)	4,560,879	9,537,582	(9,424,051)	4,191,149	(883,472)	(1,974,471)	(1,686,507)	(3,890,372)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	—	193,376	49,237,354	(1,788,130)	29,273,098	27,880,035	1,621,551	11,080,538	3,244,978	6,521,005
Net realized gain distributions	—	524,198	44,225,300	1,450,204	164,475,971	117,595,585	3,861,565	15,011,835	17,490,475	33,029,256
Change in unrealized appreciation (depreciation) during the period	—	(646,583)	(159,873,600)	(19,660,663)	(305,021,395)	(218,945,865)	(6,616,067)	(31,585,388)	(24,026,650)	(36,062,586)
Net gain (loss) on investments	—	70,991	(66,410,946)	(19,998,589)	(111,272,326)	(73,470,245)	(1,132,951)	(5,493,015)	(3,291,197)	3,487,675
Net increase (decrease) in net assets resulting from operations	$(51,607)	$(23,953)	$(61,850,067)	$(10,461,007)	$(120,696,377)	$(69,279,096)	$(2,016,423)	$(7,467,486)	$(4,977,704)	$(402,697)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT ONE
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2018

	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap Growth HLS Fund	Hartford MidCap HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund
	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$6,890,185	$5,713,386	$209,017	$59,292	$1,431,399	$871,754	$—	$—	$8,913,634	$2,698,111

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(1,877,244)	(4,727,864)	(546,496)	(3,279,012)	(2,684,309)	(1,284,155)	(2,040,382)	(1,701,716)	(8,355,449)	(1,913,812)
Total expenses	(1,877,244)	(4,727,864)	(546,496)	(3,279,012)	(2,684,309)	(1,284,155)	(2,040,382)	(1,701,716)	(8,355,449)	(1,913,812)
Net investment income (loss)	5,012,941	985,522	(337,479)	(3,219,720)	(1,252,910)	(412,401)	(2,040,382)	(1,701,716)	558,185	784,299

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(2,067,561)	13,005,770	243,925	15,320,176	1,679,045	132,552	5,436,786	5,829,182	50,314,663	(1,771,714)
Net realized gain distributions	—	—	3,245,748	23,657,511	12,016,974	—	9,731,751	6,399,839	—	—
Change in unrealized appreciation (depreciation) during the period	(8,719,916)	(78,309,765)	(6,810,684)	(54,312,840)	(39,602,018)	233,485	(19,049,721)	(22,664,274)	(56,999,948)	(252,451)
Net gain (loss) on investments	(10,787,477)	(65,303,995)	(3,321,011)	(15,335,153)	(25,905,999)	366,037	(3,881,184)	(10,435,253)	(6,685,285)	(2,024,165)
Net increase (decrease) in net assets resulting from operations	$(5,774,536)	$(64,318,473)	$(3,658,490)	$(18,554,873)	$(27,158,909)	$(46,364)	$(5,921,566)	$(12,136,969)	$(6,127,100)	$(1,239,866)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT ONE
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2018

	Hartford Value HLS Fund	BlackRock Global Opportunities V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	Jennison 20/20 Focus Portfolio	Jennison Portfolio	Prudential Value Portfolio	Prudential SP International Growth Portfolio	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund
	Sub-Account	Sub-Account (2)	Sub-Account (3)(4)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$2,553,761	$—	$1,793,798	$—	$—	$—	$—	$—	$57,703	$336,312

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(2,526,445)	(3,167)	(1,849,905)	(24,201)	(2,500)	(4,159)	(1,320)	(348)	(112,781)	(51,914)
Total expenses	(2,526,445)	(3,167)	(1,849,905)	(24,201)	(2,500)	(4,159)	(1,320)	(348)	(112,781)	(51,914)
Net investment income (loss)	27,316	(3,167)	(56,107)	(24,201)	(2,500)	(4,159)	(1,320)	(348)	(55,078)	284,398

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	7,026,032	52,513	596,445	(3,242)	25,999	21,825	9,401	858	252,123	(41,568)
Net realized gain distributions	15,980,641	—	7,554,191	133,587	—	—	—	—	375,638	679,502
Change in unrealized appreciation (depreciation) during the period	(41,980,457)	(51,587)	(17,942,684)	(90,612)	(28,600)	(20,485)	(16,742)	(3,399)	(835,701)	(1,459,031)
Net gain (loss) on investments	(18,973,784)	926	(9,792,048)	39,733	(2,601)	1,340	(7,341)	(2,541)	(207,940)	(821,097)
Net increase (decrease) in net assets resulting from operations	$(18,946,468)	$(2,241)	$(9,848,155)	$15,532	$(5,101)	$(2,819)	$(8,661)	$(2,889)	$(263,018)	$(536,699)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT ONE
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (concluded)
For the Periods Ended December 31, 2018

	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	HIMCO VIT Index Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (5)

Investment income:
Dividends	$—	$—	$3,812	$3,909,231

Expenses:
Administrative charges	—	—	—	—
Mortality and expense risk charges	(32,370)	(9,331)	(20,214)	(844,734)
Total expenses	(32,370)	(9,331)	(20,214)	(844,734)
Net investment income (loss)	(32,370)	(9,331)	(16,402)	3,064,497

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	99,458	20,255	76,538	15,104,531
Net realized gain distributions	165,338	56,327	101,713	16,210,234
Change in unrealized appreciation (depreciation) during the period	(217,565)	(102,188)	(243,827)	(34,409,729)
Net gain (loss) on investments	47,231	(25,606)	(65,576)	(3,094,964)
Net increase (decrease) in net assets resulting from operations	$14,861	$(34,937)	$(81,978)	$(30,467)

The accompanying notes are an integral part of these financial statements.

(1) Formerly Hartford Small/Mid Cap Equity HLS Fund. Change effective November 1, 2018.
(2) Liquidated as of May 12, 2018.
(3) Funded as of April 20, 2018.
(4) Merged with HIMCO VIT Index Fund. Change effective April 20, 2018.
(5) Merged with BlackRock S&P 500 Index V.I. Fund. Change effective April 20, 2018.

SEPARATE ACCOUNT ONE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2018

	Invesco V.I. Government Money Market Fund	Wells Fargo VT Omega Growth Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(51,607)	$(94,944)	$4,560,879	$9,537,582	$(9,424,051)	$4,191,149	$(883,472)	$(1,974,471)	$(1,686,507)	$(3,890,372)
Net realized gain (loss) on security transactions	—	193,376	49,237,354	(1,788,130)	29,273,098	27,880,035	1,621,551	11,080,538	3,244,978	6,521,005
Net realized gain distributions	—	524,198	44,225,300	1,450,204	164,475,971	117,595,585	3,861,565	15,011,835	17,490,475	33,029,256
Change in unrealized appreciation (depreciation) during the period	—	(646,583)	(159,873,600)	(19,660,663)	(305,021,395)	(218,945,865)	(6,616,067)	(31,585,388)	(24,026,650)	(36,062,586)
Net increase (decrease) in net assets resulting from operations	(51,607)	(23,953)	(61,850,067)	(10,461,007)	(120,696,377)	(69,279,096)	(2,016,423)	(7,467,486)	(4,977,704)	(402,697)

Unit transactions:
Purchases	741,697	502	5,719,577	2,221,864	5,765,483	5,075,456	104,290	542,780	569,194	743,672
Net transfers	31,951,640	(102,798)	4,488,375	10,834,272	(32,098,032)	(21,196,056)	(971,830)	(250,985)	(3,935,012)	(2,300,468)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(24,708,487)	(327,265)	(95,172,729)	(45,219,748)	(150,962,546)	(109,039,526)	(5,213,024)	(17,194,963)	(17,899,348)	(22,136,930)
Other transactions	343	132	9,204	(101)	3,596	106	1,108	412	(128)	7,862
Death benefits	(5,053,900)	(131,847)	(30,084,515)	(10,640,301)	(38,179,303)	(28,918,472)	(1,367,240)	(4,444,538)	(3,699,207)	(4,508,551)
Net annuity transactions	(40,765)	(63,890)	(7,581,220)	(1,164,937)	(5,339,850)	(4,748,617)	(145,244)	(479,100)	(587,352)	(1,197,794)
Net increase (decrease) in net assets resulting from unit transactions	2,890,528	(625,166)	(122,621,308)	(43,968,951)	(220,810,652)	(158,827,109)	(7,591,940)	(21,826,394)	(25,551,853)	(29,392,209)
Net increase (decrease) in net assets	2,838,921	(649,119)	(184,471,375)	(54,429,958)	(341,507,029)	(228,106,205)	(9,608,363)	(29,293,880)	(30,529,557)	(29,794,906)

Net assets:
Beginning of period	44,752,860	5,032,635	1,062,358,737	446,631,052	1,728,586,567	1,208,010,390	63,615,697	182,664,586	188,928,650	238,977,027
End of period	$47,591,781	$4,383,516	$877,887,362	$392,201,094	$1,387,079,538	$979,904,185	$54,007,334	$153,370,706	$158,399,093	$209,182,121

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT ONE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2018

	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap Growth HLS Fund	Hartford MidCap HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund
	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$5,012,941	$985,522	$(337,479)	$(3,219,720)	$(1,252,910)	$(412,401)	$(2,040,382)	$(1,701,716)	$558,185	$784,299
Net realized gain (loss) on security transactions	(2,067,561)	13,005,770	243,925	15,320,176	1,679,045	132,552	5,436,786	5,829,182	50,314,663	(1,771,714)
Net realized gain distributions	—	—	3,245,748	23,657,511	12,016,974	—	9,731,751	6,399,839	—	—
Change in unrealized appreciation (depreciation) during the period	(8,719,916)	(78,309,765)	(6,810,684)	(54,312,840)	(39,602,018)	233,485	(19,049,721)	(22,664,274)	(56,999,948)	(252,451)
Net increase (decrease) in net assets resulting from operations	(5,774,536)	(64,318,473)	(3,658,490)	(18,554,873)	(27,158,909)	(46,364)	(5,921,566)	(12,136,969)	(6,127,100)	(1,239,866)

Unit transactions:
Purchases	654,520	1,009,851	113,026	682,966	458,741	641,245	218,370	280,752	2,536,912	561,832
Net transfers	(2,259,441)	6,860,235	93,914	(3,408,538)	(2,633,329)	13,949,349	(991,690)	535,150	(12,552,366)	2,217,554
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(11,707,878)	(30,419,000)	(5,255,623)	(21,174,300)	(16,534,736)	(11,040,116)	(13,576,966)	(10,665,112)	(59,540,882)	(13,684,255)
Other transactions	285	1,466	(554)	(875)	742	2,711	6,581	2,781	(4,128)	4,105
Death benefits	(3,648,075)	(6,235,291)	(605,218)	(6,386,820)	(4,036,130)	(2,616,592)	(2,440,255)	(1,454,024)	(15,074,579)	(3,706,230)
Net annuity transactions	(353,213)	(1,287,619)	(144,984)	(882,911)	(454,598)	(406,164)	(397,876)	(355,628)	(2,933,754)	(599,685)
Net increase (decrease) in net assets resulting from unit transactions	(17,313,802)	(30,070,358)	(5,799,439)	(31,170,478)	(23,199,310)	530,433	(17,181,836)	(11,656,081)	(87,568,797)	(15,206,679)
Net increase (decrease) in net assets	(23,088,338)	(94,388,831)	(9,457,929)	(49,725,351)	(50,358,219)	484,069	(23,103,402)	(23,793,050)	(93,695,897)	(16,446,545)

Net assets:
Beginning of period	128,410,152	347,497,654	37,421,391	259,709,337	191,909,075	88,103,648	142,081,186	106,516,392	637,601,231	130,137,499
End of period	$105,321,814	$253,108,823	$27,963,462	$209,983,986	$141,550,856	$88,587,717	$118,977,784	$82,723,342	$543,905,334	$113,690,954

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT ONE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2018

	Hartford Value HLS Fund	BlackRock Global Opportunities V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	Jennison 20/20 Focus Portfolio	Jennison Portfolio	Prudential Value Portfolio	Prudential SP International Growth Portfolio	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund
	Sub-Account	Sub-Account (2)	Sub-Account (3)(4)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$27,316	$(3,167)	$(56,107)	$(24,201)	$(2,500)	$(4,159)	$(1,320)	$(348)	$(55,078)	$284,398
Net realized gain (loss) on security transactions	7,026,032	52,513	596,445	(3,242)	25,999	21,825	9,401	858	252,123	(41,568)
Net realized gain distributions	15,980,641	—	7,554,191	133,587	—	—	—	—	375,638	679,502
Change in unrealized appreciation (depreciation) during the period	(41,980,457)	(51,587)	(17,942,684)	(90,612)	(28,600)	(20,485)	(16,742)	(3,399)	(835,701)	(1,459,031)
Net increase (decrease) in net assets resulting from operations	(18,946,468)	(2,241)	(9,848,155)	15,532	(5,101)	(2,819)	(8,661)	(2,889)	(263,018)	(536,699)

Unit transactions:
Purchases	1,155,012	—	186,923	—	—	—	—	—	74	660
Net transfers	(2,812,582)	(411,191)	(4,985,893)	63,065	(221)	—	436	—	(26,189)	7,349
Net interfund transfers due to corporate actions	—	—	186,732,730	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(18,247,158)	(4,171)	(12,123,666)	(31,362)	(38,857)	(26,307)	(18,105)	(1,438)	(442,331)	(300,944)
Other transactions	1,434	1	537	(1)	—	1	—	(1)	(1)	(1)
Death benefits	(4,419,042)	(57,851)	(2,129,107)	(16,728)	—	—	—	—	(159,972)	(123,959)
Net annuity transactions	(850,418)	(8,464)	4,440,731	(2,176)	(1,084)	—	—	(224)	(9,271)	60,233
Net increase (decrease) in net assets resulting from unit transactions	(25,172,754)	(481,676)	172,122,255	12,798	(40,162)	(26,306)	(17,669)	(1,663)	(637,690)	(356,662)
Net increase (decrease) in net assets	(44,119,222)	(483,917)	162,274,100	28,330	(45,263)	(29,125)	(26,330)	(4,552)	(900,708)	(893,361)

Net assets:
Beginning of period	187,231,861	483,917	—	1,134,293	136,038	218,894	93,662	21,240	6,158,784	3,211,509
End of period	$143,112,639	$—	$162,274,100	$1,162,623	$90,775	$189,769	$67,332	$16,688	$5,258,076	$2,318,148

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT ONE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2018

	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	HIMCO VIT Index Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (5)

Operations:
Net investment income (loss)	$(32,370)	$(9,331)	$(16,402)	$3,064,497
Net realized gain (loss) on security transactions	99,458	20,255	76,538	15,104,531
Net realized gain distributions	165,338	56,327	101,713	16,210,234
Change in unrealized appreciation (depreciation) during the period	(217,565)	(102,188)	(243,827)	(34,409,729)
Net increase (decrease) in net assets resulting from operations	14,861	(34,937)	(81,978)	(30,467)

Unit transactions:
Purchases	699	—	—	248,249
Net transfers	(137,871)	(24,156)	(68,089)	4,458,004
Net interfund transfers due to corporate actions	—	—	—	(186,732,730)
Surrenders for benefit payments and fees	(87,052)	(13,568)	(103,348)	(8,142,988)
Other transactions	—	1	(1)	526
Death benefits	(30,632)	(23,203)	(38,276)	(1,621,802)
Net annuity transactions	(9,567)	—	(5,228)	(6,471,441)
Net increase (decrease) in net assets resulting from unit transactions	(264,423)	(60,926)	(214,942)	(198,262,182)
Net increase (decrease) in net assets	(249,562)	(95,863)	(296,920)	(198,292,649)

Net assets:
Beginning of period	1,720,011	497,906	1,227,235	198,292,649
End of period	$1,470,449	$402,043	$930,315	$—

The accompanying notes are an integral part of these financial statements.

(1) Formerly Hartford Small/Mid Cap Equity HLS Fund. Change effective November 1, 2018.
(2) Liquidated as of May 12, 2018.
(3) Funded as of April 20, 2018.
(4) Merged with HIMCO VIT Index Fund. Change effective April 20, 2018.
(5) Merged with BlackRock S&P 500 Index V.I. Fund. Change effective April 20, 2018.

SEPARATE ACCOUNT ONE
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2017

	Invesco V.I. Government Money Market Fund	Wells Fargo VT Omega Growth Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(506,675)	$(86,723)	$8,905,739	$6,097,931	$(6,279,326)	$1,376,941	$(951,817)	$(1,844,626)	$(1,374,109)	$(3,621,766)
Net realized gain (loss) on security transactions	—	123,915	48,721,620	65,934	26,070,927	30,978,209	1,678,892	7,878,569	2,640,815	482,322
Net realized gain distributions	—	146,467	—	—	90,376,607	81,170,525	9,500,445	8,113,341	19,868,439	2,926,094
Change in unrealized appreciation (depreciation) during the period	—	1,146,960	79,970,686	9,484,609	204,657,135	69,118,711	1,399,895	31,226,356	12,575,143	56,163,743
Net increase (decrease) in net assets resulting from operations	(506,675)	1,330,619	137,598,045	15,648,474	314,825,343	182,644,386	11,627,415	45,373,640	33,710,288	55,950,393

Unit transactions:
Purchases	1,134,925	3,539	5,465,456	2,748,390	6,980,900	5,465,395	130,684	826,145	821,553	1,389,790
Net transfers	18,321,606	(335,216)	3,289,745	22,718,718	(42,493,238)	(21,296,446)	(1,127,794)	3,073,423	(3,373,102)	2,308,911
Surrenders for benefit payments and fees	(24,058,983)	(300,172)	(99,857,723)	(48,504,853)	(156,860,321)	(114,812,546)	(4,619,568)	(16,168,704)	(18,869,762)	(22,220,814)
Other transactions	4,729	261	24,193	10,740	35,718	28,515	(183)	4,160	4,885	15,007
Death benefits	(3,385,663)	(72,062)	(30,147,304)	(12,391,601)	(36,006,275)	(29,992,752)	(734,967)	(3,399,716)	(4,364,104)	(4,315,402)
Net annuity transactions	48,608	(18,158)	(6,761,197)	(1,042,780)	(3,913,345)	(3,697,417)	(111,548)	(461,719)	(202,493)	(363,970)
Net increase (decrease) in net assets resulting from unit transactions	(7,934,778)	(721,808)	(127,986,830)	(36,461,386)	(232,256,561)	(164,305,251)	(6,463,376)	(16,126,411)	(25,983,023)	(23,186,478)
Net increase (decrease) in net assets	(8,441,453)	608,811	9,611,215	(20,812,912)	82,568,782	18,339,135	5,164,039	29,247,229	7,727,265	32,763,915

Net assets:
Beginning of period	53,194,313	4,423,824	1,052,747,522	467,443,964	1,646,017,785	1,189,671,255	58,451,658	153,417,357	181,201,385	206,213,112
End of period	$44,752,860	$5,032,635	$1,062,358,737	$446,631,052	$1,728,586,567	$1,208,010,390	$63,615,697	$182,664,586	$188,928,650	$238,977,027

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT ONE
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2017

	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford Small/Mid Cap Equity HLS Fund	Hartford MidCap HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$5,648,852	$(493,173)	$(312,299)	$(3,221,440)	$(2,033,685)	$(754,760)	$(1,886,161)	$(1,667,307)	$2,118,882	$587,796
Net realized gain (loss) on security transactions	(1,441,733)	13,242,932	(176,486)	14,942,845	2,199,529	115,742	1,132,438	4,731,110	43,065,078	(1,166,675)
Net realized gain distributions	—	—	1,158,351	12,060,842	12,613,251	—	—	—	—	—
Change in unrealized appreciation (depreciation) during the period	3,224,933	56,948,172	3,719,151	27,789,465	8,222,942	111,272	30,185,516	14,125,302	59,031,397	142,037
Net increase (decrease) in net assets resulting from operations	7,432,052	69,697,931	4,388,717	51,571,712	21,002,037	(527,746)	29,431,793	17,189,105	104,215,357	(436,842)

Unit transactions:
Purchases	736,522	1,687,358	209,981	750,985	810,465	728,228	533,319	564,331	2,816,847	1,133,311
Net transfers	45,285	2,826,394	(2,635,348)	(6,480,178)	(1,931,866)	4,864,228	(2,500,670)	(2,607,337)	(10,645,640)	5,435,825
Surrenders for benefit payments and fees	(12,946,438)	(33,005,188)	(3,789,555)	(22,415,895)	(19,006,502)	(12,311,487)	(10,528,858)	(10,076,513)	(55,903,281)	(16,592,877)
Other transactions	215	4,984	30	4,160	1,786	1,351	2,043	273	5,049	4,540
Death benefits	(3,261,258)	(6,351,602)	(453,363)	(3,874,246)	(3,599,199)	(2,823,350)	(1,716,219)	(2,463,591)	(14,547,042)	(4,642,340)
Net annuity transactions	(121,356)	(315,745)	69,015	(408,673)	(167,431)	(320,706)	(256,777)	93,205	(2,698,864)	(205,472)
Net increase (decrease) in net assets resulting from unit transactions	(15,547,030)	(35,153,799)	(6,599,240)	(32,423,847)	(23,892,747)	(9,861,736)	(14,467,162)	(14,489,632)	(80,972,931)	(14,867,013)
Net increase (decrease) in net assets	(8,114,978)	34,544,132	(2,210,523)	19,147,865	(2,890,710)	(10,389,482)	14,964,631	2,699,473	23,242,426	(15,303,855)

Net assets:
Beginning of period	136,525,130	312,953,522	39,631,914	240,561,472	194,799,785	98,493,130	127,116,555	103,816,919	614,358,805	145,441,354
End of period	$128,410,152	$347,497,654	$37,421,391	$259,709,337	$191,909,075	$88,103,648	$142,081,186	$106,516,392	$637,601,231	$130,137,499

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT ONE
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2017

	Hartford Value HLS Fund	BlackRock Global Opportunities V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	Jennison 20/20 Focus Fund	Jennison Fund	Prudential Value Portfolio	Prudential SP International Growth Portfolio	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$286,347	$(4,701)	$(14,505)	$(2,529)	$(3,561)	$(1,342)	$(335)	$(69,486)	$32,891	$(29,656)
Net realized gain (loss) on security transactions	8,852,339	111,095	32,877	3,719	1,991	645	506	301,957	16,237	44,657
Net realized gain distributions	13,207,279	60,932	183,171	—	—	—	—	258,638	—	47,811
Change in unrealized appreciation (depreciation) during the period	1,528,129	1,627	(1,621)	29,015	56,693	12,717	5,304	95,037	584,280	272,871
Net increase (decrease) in net assets resulting from operations	23,874,094	168,953	199,922	30,205	55,123	12,020	5,475	586,146	633,408	335,683

Unit transactions:
Purchases	1,165,114	—	7,500	—	—	—	—	6,671	2,499	1,814
Net transfers	(4,284,117)	(382,338)	351,595	(3,861)	—	247	—	(30,558)	(135,205)	14,207
Surrenders for benefit payments and fees	(19,536,794)	(41,133)	(95,009)	(2,248)	—	(108)	(793)	(422,268)	(230,890)	(127,136)
Other transactions	4,528	1	88	—	5	—	—	(8)	4	—
Death benefits	(3,754,334)	(24,760)	(13,481)	—	—	—	—	—	(100,898)	(29,047)
Net annuity transactions	(913,648)	(1,113)	(1,502)	(1,001)	—	—	(326)	(17,595)	(8,323)	(6,353)
Net increase (decrease) in net assets resulting from unit transactions	(27,319,251)	(449,343)	249,191	(7,110)	5	139	(1,119)	(463,758)	(472,813)	(146,515)
Net increase (decrease) in net assets	(3,445,157)	(280,390)	449,113	23,095	55,128	12,159	4,356	122,388	160,595	189,168

Net assets:
Beginning of period	190,677,018	764,307	685,180	112,943	163,766	81,503	16,884	6,036,396	3,050,914	1,530,843
End of period	$187,231,861	$483,917	$1,134,293	$136,038	$218,894	$93,662	$21,240	$6,158,784	$3,211,509	$1,720,011

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT ONE
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2017

	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	HIMCO VIT Index Fund
	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(9,304)	$(13,631)	$641,528
Net realized gain (loss) on security transactions	24,157	65,615	4,333,678
Net realized gain distributions	26,349	113,297	10,796,577
Change in unrealized appreciation (depreciation) during the period	73,808	66,121	18,798,016
Net increase (decrease) in net assets resulting from operations	115,010	231,402	34,569,799

Unit transactions:
Purchases	—	1,641	1,486,346
Net transfers	3,657	(218,584)	456,233
Surrenders for benefit payments and fees	(43,717)	(43,376)	(18,493,578)
Other transactions	2	1	11,128
Death benefits	—	(38,067)	(5,675,459)
Net annuity transactions	—	(4,032)	(665,962)
Net increase (decrease) in net assets resulting from unit transactions	(40,058)	(302,417)	(22,881,292)
Net increase (decrease) in net assets	74,952	(71,015)	11,688,507

Net assets:
Beginning of period	422,954	1,298,250	186,604,142
End of period	$497,906	$1,227,235	$198,292,649

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT ONE
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
December 31, 2018

1. Organization:

Separate Account One (the “Account”) is a separate investment account established by Talcott Resolution Life and Annuity Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account.

On May 31, 2018, a Stock and Asset Purchase Agreement was completed by and among Hartford Holdings, Inc. (“HHI”) and its parent company, The Hartford Financial Services Group, Inc. (“HFSG”), Hopmeadow Acquisition, Inc. (“Buyer”), Hopmeadow Holdings, LP (“Buyer Parent”) and Hopmeadow Holdings GP LLC (“Buyer Parent GP”), pursuant to which HHI agreed to sell all of the issued and outstanding equity of Hartford Life, Inc. (“HLI”), the parent of the Hartford Life Insurance Company and its indirect wholly owned subsidiary, the Sponsor Company,  to Buyer (the “Talcott Resolution Sale Transaction”).  Buyer, Buyer Parent and Buyer Parent GP are funded by a group of investors (the “Investor Group”) led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook and J. Safra Group. HHI will also be a member of the Investor Group. The administration, terms, features and benefits of the contracts will not change as a result of the sale.

The Account is comprised of the following Sub-Accounts:

Invesco V.I. Government Money Market Fund, Wells Fargo VT Omega Growth Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Healthcare HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap Growth HLS Fund (Formerly Hartford Small/Mid Cap Equity HLS Fund), Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Ultrashort Bond HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, BlackRock Global Opportunities V.I. Fund*, BlackRock S&P 500 Index V.I. Fund (Merged with HIMCO VIT Index Fund), BlackRock Large Cap Focus Growth V.I. Fund, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Prudential SP International Growth Portfolio, Wells Fargo VT Index Asset Allocation Fund, Wells Fargo VT International Equity Fund, Wells Fargo VT Small Cap Growth Fund, Wells Fargo VT Discovery Fund, Wells Fargo VT Opportunity Fund, HIMCO VIT Index Fund (Merged with BlackRock S&P 500 Index V.I. Fund).

* During 2018, this Sub-Account was liquidated.

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. These transfers are reflected in net interfund transfers due to corporate actions on the statements of changes in net assets.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"):

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying statements of changes in net assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2018 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2018, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Account. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2018 and 2017.

g) Accounting for Uncertain Tax Positions - The federal audits have been completed through 2013 and the Sponsor Company is not currently under examination for any open years. Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2018.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.50% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b) Annual Maintenance Fees - An annual maintenance fee up to a maximum of $30 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

c) Rider Charges - The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

MAV/EPB Death Benefit Charge maximum of 0.30%
Principal First Charge maximum of 0.75%
Principal First Preferred Charge maximum of 0.20%
MAV 70 Death Benefit maximum of 0.20%
Optional Death Benefit maximum of 0.15%
Earnings Protection Benefit Charge maximum of 0.20%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.

d) Transactions with Related Parties - Up to and including April 20, 2018 the Sponsor Company and its affiliates received fees from the HIMCO VIT funds for services provided. The fees received for these services are a maximum of 0.55% of the Funds’ average daily net assets. On April 20, 2018, as disclosed in Note 1, the HIMCO VIT funds were merged with Blackrock funds. Up to and including May 31, 2018 the Sponsor Company and its affiliates received fees from the HLS funds for services provided. The fees received for these services are a maximum of 1.12% of the Funds’ average daily net assets. As a result of the Talcott Resolution Sale Transaction disclosed in Note 1, the HLS funds are no longer affiliated with the Sponsor Company or its affiliates.
4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2018 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
Invesco V.I. Government Money Market Fund	$51,701,740	$48,862,836
Wells Fargo VT Omega Growth Fund	$741,764	$937,675
Hartford Balanced HLS Fund	$78,616,619	$152,451,835
Hartford Total Return Bond HLS Fund	$39,037,695	$72,018,874
Hartford Capital Appreciation HLS Fund	$193,629,342	$259,388,087
Hartford Dividend and Growth HLS Fund	$151,530,227	$188,570,656
Hartford Healthcare HLS Fund	$4,635,169	$9,249,017
Hartford Global Growth HLS Fund	$29,438,348	$38,227,400
Hartford Disciplined Equity HLS Fund	$26,028,251	$35,776,128
Hartford Growth Opportunities HLS Fund	$49,745,860	$49,999,158
Hartford High Yield HLS Fund	$13,696,806	$25,997,666
Hartford International Opportunities HLS Fund	$21,939,234	$51,024,111
Hartford MidCap Growth HLS Fund+	$8,096,219	$10,987,390
Hartford MidCap HLS Fund	$24,165,133	$34,897,820
Hartford MidCap Value HLS Fund	$18,559,750	$30,994,974
Hartford Ultrashort Bond HLS Fund	$21,120,183	$21,002,184
Hartford Small Company HLS Fund	$19,376,756	$28,867,244
Hartford SmallCap Growth HLS Fund	$15,365,582	$22,323,529
Hartford Stock HLS Fund	$15,516,637	$102,527,238
Hartford U.S. Government Securities HLS Fund	$15,170,488	$29,592,888
Hartford Value HLS Fund	$23,777,788	$32,942,606
BlackRock Global Opportunities V.I. Fund+	$135,309	$620,152
BlackRock S&P 500 Index V.I. Fund+	$200,508,750	$20,888,416
BlackRock Large Cap Focus Growth V.I. Fund	$623,086	$500,904
Jennison 20/20 Focus Portfolio	$244	$42,907
Jennison Portfolio	$1	$30,463
Prudential Value Portfolio	$433	$19,422
Prudential SP International Growth Portfolio	$1	$2,013
Wells Fargo VT Index Asset Allocation Fund	$633,509	$950,640
Wells Fargo VT International Equity Fund	$1,422,389	$815,152
Wells Fargo VT Small Cap Growth Fund	$374,424	$505,880
Wells Fargo VT Discovery Fund	$59,105	$73,034
Wells Fargo VT Opportunity Fund	$261,859	$391,489
HIMCO VIT Index Fund+	$22,034,235	$201,021,682

+ See Note 1 for additional information related to this Sub-Account.

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2018 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
Invesco V.I. Government Money Market Fund	5,516,905	5,202,976	313,929
Wells Fargo VT Omega Growth Fund	12,577	59,989	(47,412)
Hartford Balanced HLS Fund	8,162,730	36,953,134	(28,790,404)
Hartford Total Return Bond HLS Fund	9,509,729	26,321,544	(16,811,815)
Hartford Capital Appreciation HLS Fund	4,469,751	32,042,217	(27,572,466)
Hartford Dividend and Growth HLS Fund	4,517,384	36,368,274	(31,850,890)
Hartford Healthcare HLS Fund	111,922	1,299,183	(1,187,261)
Hartford Global Growth HLS Fund	4,535,135	12,507,270	(7,972,135)
Hartford Disciplined Equity HLS Fund	2,238,195	11,375,082	(9,136,887)
Hartford Growth Opportunities HLS Fund	4,112,956	11,067,316	(6,954,360)
Hartford High Yield HLS Fund	2,827,634	9,633,506	(6,805,872)
Hartford International Opportunities HLS Fund	8,675,359	20,182,433	(11,507,074)
Hartford MidCap Growth HLS Fund+	242,456	544,199	(301,743)
Hartford MidCap HLS Fund	147,239	3,504,622	(3,357,383)
Hartford MidCap Value HLS Fund	1,769,644	8,814,832	(7,045,188)
Hartford Ultrashort Bond HLS Fund	15,899,951	15,937,407	(37,456)
Hartford Small Company HLS Fund	3,155,885	7,550,683	(4,394,798)
Hartford SmallCap Growth HLS Fund	2,544,408	5,878,315	(3,333,907)
Hartford Stock HLS Fund	3,189,952	21,647,334	(18,457,382)
Hartford U.S. Government Securities HLS Fund	10,736,906	23,773,718	(13,036,812)
Hartford Value HLS Fund	2,234,658	12,262,091	(10,027,433)
BlackRock Global Opportunities V.I. Fund+	60,140	321,739	(261,599)
BlackRock S&P 500 Index V.I. Fund+	20,079,546	1,994,113	18,085,433
BlackRock Large Cap Focus Growth V.I. Fund	208,084	199,675	8,409
Jennison 20/20 Focus Portfolio	93	13,179	(13,086)
Jennison Portfolio	—	10,759	(10,759)
Prudential Value Portfolio	230	9,164	(8,934)
Prudential SP International Growth Portfolio	—	1,209	(1,209)
Wells Fargo VT Index Asset Allocation Fund	118,228	407,446	(289,218)
Wells Fargo VT International Equity Fund	116,475	302,120	(185,645)
Wells Fargo VT Small Cap Growth Fund	27,213	69,355	(42,142)
Wells Fargo VT Discovery Fund	92	1,923	(1,831)
Wells Fargo VT Opportunity Fund	6,947	16,790	(9,843)

+ See Note 1 for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2017 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
Invesco V.I. Government Money Market Fund	4,033,878	4,883,391	(849,513)
Wells Fargo VT Omega Growth Fund	66,048	132,099	(66,051)
Hartford Balanced HLS Fund	8,334,976	39,979,330	(31,644,354)
Hartford Total Return Bond HLS Fund	13,046,457	27,108,115	(14,061,658)
Hartford Capital Appreciation HLS Fund	4,732,155	38,265,186	(33,533,031)
Hartford Dividend and Growth HLS Fund	6,481,195	43,755,386	(37,274,191)
Hartford Healthcare HLS Fund	119,749	1,208,175	(1,088,426)
Hartford Global Growth HLS Fund	5,370,226	11,893,235	(6,523,009)
Hartford Disciplined Equity HLS Fund	2,627,013	12,976,720	(10,349,707)
Hartford Growth Opportunities HLS Fund	4,235,990	11,180,975	(6,944,985)
Hartford High Yield HLS Fund	3,430,306	9,884,604	(6,454,298)
Hartford International Opportunities HLS Fund	8,356,811	24,114,892	(15,758,081)
Hartford Small/Mid Cap Equity HLS Fund	288,196	655,234	(367,038)
Hartford MidCap HLS Fund	157,080	4,104,873	(3,947,793)
Hartford MidCap Value HLS Fund	2,762,697	10,406,482	(7,643,785)
Hartford Ultrashort Bond HLS Fund	12,064,980	19,713,773	(7,648,793)
Hartford Small Company HLS Fund	1,561,922	6,353,088	(4,791,166)
Hartford SmallCap Growth HLS Fund	2,494,407	7,171,691	(4,677,284)
Hartford Stock HLS Fund	3,403,060	21,652,961	(18,249,901)
Hartford U.S. Government Securities HLS Fund	11,983,458	24,495,932	(12,512,474)
Hartford Value HLS Fund	2,285,536	13,991,655	(11,706,119)
BlackRock Global Opportunities V.I. Fund	205,953	447,544	(241,591)
BlackRock Large Cap Focus Growth V.I. Fund	291,740	174,698	117,042
Jennison 20/20 Focus Fund	32	1,435	(1,403)
Jennison Fund	—	—	—
Prudential Value Portfolio	173	88	85
Prudential SP International Growth Portfolio	5	891	(886)
Wells Fargo VT Index Asset Allocation Fund	173,115	389,320	(216,205)
Wells Fargo VT International Equity Fund	97,063	237,089	(140,026)
Wells Fargo VT Small Cap Growth Fund	61,266	111,888	(50,622)
Wells Fargo VT Discovery Fund	3,886	5,128	(1,242)
Wells Fargo VT Opportunity Fund	2,591	16,050	(13,459)
HIMCO VIT Index Fund	2,294,935	6,885,130	(4,590,195)

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub- Account that had outstanding units during the period ended December 31, 2018. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger.

	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco V.I. Government Money Market Fund
2018	5,090,987	$8.868012	to	$9.779295	$47,591,781	0.80%	to	2.55%	0.02%	to	1.54%	(1.01)%	to	0.74%
2017	4,777,058	$8.930295	to	$9.707375	$44,752,860	0.80%	to	2.55%	—%	to	0.55%	(2.21)%	to	(0.24)%
2016	5,626,571	$9.132221	to	$9.730538	$53,194,313	0.80%	to	2.55%	—%	to	0.10%	(2.49)%	to	(0.70)%
2015	4,802,665	$9.365195	to	$9.799314	$46,174,809	0.80%	to	2.55%	0.01%	to	0.01%	(2.51)%	to	(0.79)%
2014	4,234,247	$9.606048	to	$9.876949	$41,353,328	0.80%	to	2.55%	0.01%	to	0.01%	(2.51)%	to	(0.78)%
Wells Fargo VT Omega Growth Fund
2018	591,405	$26.157360	to	$33.597598	$4,383,516	1.15%	to	2.35%	—%	to	—%	(1.82)%	to	(0.87)%
2017	638,817	$26.387012	to	$34.219060	$5,032,635	1.15%	to	2.35%	0.01%	to	0.24%	31.82%	to	33.06%
2016	704,868	$19.831134	to	$25.958863	$4,423,824	1.15%	to	2.35%	—%	to	—%	(1.58)%	to	(0.63)%
2015	807,744	$19.957208	to	$26.374297	$5,038,566	1.15%	to	2.35%	—%	to	—%	(0.74)%	to	0.19%
2014	979,092	$19.920292	to	$26.249141	$6,456,747	1.15%	to	2.55%	—%	to	—%	1.47%	to	2.68%
Hartford Balanced HLS Fund
2018	217,957,470	$2.124107	to	$20.712015	$877,887,362	0.40%	to	2.55%	1.95%	to	2.02%	(7.63)%	to	(5.62)%
2017	246,747,874	$2.250569	to	$22.422340	$1,062,358,737	0.40%	to	2.55%	1.72%	to	2.41%	12.68%	to	15.13%
2016	278,392,228	$1.954815	to	$19.898825	$1,052,747,522	0.40%	to	2.55%	2.71%	to	2.83%	3.37%	to	5.61%
2015	318,046,703	$1.850919	to	$19.250700	$1,151,822,744	0.40%	to	2.55%	1.31%	to	1.31%	(2.34)%	to	(0.22)%
2014	370,144,437	$1.855045	to	$19.712918	$1,357,094,654	0.40%	to	2.55%	1.83%	to	2.12%	7.03%	to	9.35%
Hartford Total Return Bond HLS Fund
2018	146,458,466	$2.036658	to	$12.794976	$392,201,094	0.40%	to	2.55%	3.94%	to	4.04%	(3.30)%	to	(1.20)%
2017	163,270,281	$2.061450	to	$13.232289	$446,631,052	0.40%	to	2.55%	2.97%	to	3.14%	2.51%	to	4.74%
2016	177,331,939	$1.968185	to	$12.908151	$467,443,964	0.40%	to	2.55%	2.58%	to	2.71%	1.86%	to	4.08%
2015	203,642,411	$1.891093	to	$12.672052	$519,397,566	0.40%	to	2.55%	3.06%	to	3.12%	(3.09)%	to	(0.98)%
2014	241,034,930	$1.909886	to	$13.076162	$622,463,306	0.40%	to	2.55%	3.27%	to	3.31%	3.22%	to	5.46%
Hartford Capital Appreciation HLS Fund
2018	185,453,570	$4.206931	to	$25.371357	$1,387,079,538	0.80%	to	2.55%	0.67%	to	0.89%	(9.52)%	to	(7.70)%
2017	213,026,036	$4.557803	to	$28.040431	$1,728,586,567	0.80%	to	2.55%	0.82%	to	1.09%	18.75%	to	21.17%
2016	246,559,067	$3.761622	to	$23.612886	$1,646,017,785	0.80%	to	2.55%	1.02%	to	1.09%	2.59%	to	4.68%
2015	287,688,269	$3.593428	to	$23.016388	$1,828,090,300	0.80%	to	2.55%	0.62%	to	0.84%	(1.75)%	to	0.21%
2014	337,356,760	$3.585829	to	$23.426717	$2,127,277,144	0.80%	to	2.55%	0.75%	to	0.84%	4.34%	to	6.45%
Hartford Dividend and Growth HLS Fund
2018	210,613,279	$3.420114	to	$24.070196	$979,904,185	0.80%	to	2.55%	1.81%	to	1.87%	(7.94)%	to	(6.07)%
2017	242,464,169	$3.641297	to	$26.146460	$1,208,010,390	0.80%	to	2.55%	1.37%	to	1.61%	15.14%	to	17.41%
2016	279,738,360	$3.101235	to	$22.708926	$1,189,671,255	0.80%	to	2.55%	1.97%	to	2.08%	11.70%	to	13.97%
2015	321,237,822	$2.721082	to	$20.330445	$1,201,832,788	0.80%	to	2.55%	1.02%	to	1.43%	(3.89)%	to	(1.94)%
2014	376,192,973	$2.775051	to	$21.153929	$1,445,286,253	0.80%	to	2.55%	1.70%	to	1.79%	9.85%	to	12.06%
Hartford Healthcare HLS Fund
2018	9,211,327	$6.546429	to	$34.057047	$54,007,334	0.80%	to	2.55%	—%	to	0.10%	(5.41)%	to	(3.44)%
2017	10,398,588	$6.779978	to	$36.003580	$63,615,697	0.80%	to	2.55%	—%	to	—%	18.89%	to	21.29%
2016	11,487,014	$5.589978	to	$30.282716	$58,451,658	0.80%	to	2.55%	3.31%	to	3.53%	(10.94)%	to	(9.12)%
2015	13,037,228	$6.151035	to	$34.002148	$73,635,373	0.80%	to	2.55%	—%	to	—%	10.13%	to	12.31%
2014	15,009,043	$5.476878	to	$30.873490	$75,983,002	0.80%	to	2.55%	0.04%	to	0.25%	23.80%	to	26.38%
Hartford Global Growth HLS Fund
2018	58,408,461	$2.629996	to	$27.520314	$153,370,706	0.80%	to	2.55%	0.51%	to	0.52%	(6.23)%	to	(4.57)%
2017	66,380,596	$2.756002	to	$29.348460	$182,664,586	0.80%	to	2.55%	0.51%	to	0.53%	29.39%	to	31.67%
2016	72,903,605	$2.093127	to	$22.682648	$153,417,357	0.80%	to	2.55%	0.67%	to	0.69%	(0.61)%	to	1.14%
2015	85,691,969	$2.069529	to	$22.822896	$179,031,817	0.80%	to	2.55%	0.50%	to	0.52%	5.32%	to	7.18%
2014	96,171,901	$1.930927	to	$21.670355	$188,040,587	0.80%	to	2.55%	0.48%	to	0.51%	4.10%	to	5.94%
Hartford Disciplined Equity HLS Fund
2018	57,533,894	$2.688975	to	$29.337062	$158,399,093	0.80%	to	2.55%	0.72%	to	0.75%	(4.46)%	to	(2.77)%
2017	66,670,781	$2.765691	to	$30.707106	$188,928,650	0.80%	to	2.55%	0.92%	to	1.04%	18.85%	to	20.95%
2016	77,020,488	$2.286715	to	$25.837095	$181,201,385	0.80%	to	2.55%	0.85%	to	1.02%	3.10%	to	4.92%
2015	89,405,114	$2.179532	to	$25.060840	$201,194,993	0.80%	to	2.55%	0.74%	to	1.44%	4.15%	to	5.98%
2014	107,702,078	$2.056488	to	$24.063400	$227,938,443	0.80%	to	2.55%	0.68%	to	2.24%	13.26%	to	15.26%
Hartford Growth Opportunities HLS Fund
2018	53,732,332	$4.461829	to	$32.509354	$209,182,121	0.40%	to	2.55%	—%	to	—%	(2.01)%	to	0.13%
2017	60,686,692	$4.456210	to	$33.174558	$238,977,027	0.40%	to	2.55%	—%	to	—%	27.17%	to	29.93%
2016	67,631,677	$3.429784	to	$26.087593	$206,213,112	0.40%	to	2.55%	0.43%	to	0.47%	(3.00)%	to	(0.89)%
2015	81,629,387	$3.460506	to	$26.893486	$252,355,701	0.40%	to	2.55%	0.03%	to	0.13%	8.92%	to	11.29%
2014	90,544,484	$3.109462	to	$24.690357	$252,165,204	0.40%	to	2.55%	0.13%	to	0.17%	11.27%	to	13.69%
Hartford High Yield HLS Fund
2018	43,225,192	$2.534330	to	$20.872097	$105,321,814	0.80%	to	2.55%	5.89%	to	5.93%	(5.88)%	to	(4.21)%
2017	50,031,064	$2.645838	to	$22.175220	$128,410,152	0.80%	to	2.55%	5.81%	to	5.94%	4.90%	to	6.75%
2016	56,485,362	$2.478598	to	$21.140145	$136,525,130	0.80%	to	2.55%	3.69%	to	6.09%	11.37%	to	13.34%
2015	64,117,780	$2.186871	to	$18.981158	$136,564,163	0.80%	to	2.55%	6.44%	to	6.65%	(6.71)%	to	(5.07)%
2014	79,272,949	$2.303596	to	$20.347426	$178,839,882	0.80%	to	2.55%	7.37%	to	8.40%	—%	to	1.76%
Hartford International Opportunities HLS Fund
2018	123,147,057	$1.822827	to	$16.061195	$253,108,823	0.80%	to	2.55%	1.92%	to	1.94%	(20.79)%	to	(19.39)%
2017	134,654,131	$2.261383	to	$20.277638	$347,497,654	0.80%	to	2.55%	1.47%	to	1.61%	22.10%	to	24.25%
2016	150,412,212	$1.819965	to	$16.607316	$312,953,522	0.80%	to	2.55%	1.61%	to	1.67%	(1.29)%	to	0.45%
2015	172,053,781	$1.811811	to	$16.824799	$358,923,952	0.80%	to	2.55%	1.41%	to	1.65%	(0.69)%	to	1.06%
2014	195,200,087	$1.792737	to	$16.941682	$404,949,159	0.80%	to	2.55%	2.16%	to	2.30%	(6.30)%	to	(4.64)%
Hartford MidCap Growth HLS Fund+
2018	1,604,199	$18.773114	to	$27.433891	$27,963,462	0.80%	to	2.55%	0.38%	to	0.68%	(12.51)%	to	(10.77)%
2017	1,905,942	$21.038858	to	$31.357925	$37,421,391	0.80%	to	2.55%	0.45%	to	0.85%	11.07%	to	13.51%
2016	2,272,980	$18.534168	to	$28.231984	$39,631,914	0.80%	to	2.55%	0.94%	to	1.44%	13.41%	to	15.56%
2015	2,430,348	$16.038953	to	$24.894745	$37,027,846	0.80%	to	2.55%	0.96%	to	1.20%	(7.36)%	to	(5.49)%
2014	2,951,282	$16.971289	to	$26.873052	$47,965,421	0.80%	to	2.55%	0.21%	to	1.52%	2.36%	to	4.39%
Hartford MidCap HLS Fund
2018	25,688,412	$6.517170	to	$28.819655	$209,983,986	0.80%	to	2.55%	—%	to	0.03%	(9.97)%	to	(8.18)%
2017	29,045,795	$7.097976	to	$32.012663	$259,709,337	0.80%	to	2.55%	—%	to	—%	21.04%	to	23.48%
2016	32,993,588	$5.748452	to	$26.447490	$240,561,472	0.80%	to	2.55%	0.03%	to	0.17%	8.88%	to	11.09%
2015	37,334,526	$5.174805	to	$24.291157	$246,109,550	0.80%	to	2.55%	0.08%	to	0.08%	(1.21)%	to	0.79%
2014	42,432,429	$5.134350	to	$24.589850	$279,581,700	0.80%	to	2.55%	—%	to	0.10%	8.30%	to	10.48%
Hartford MidCap Value HLS Fund
2018	49,950,716	$3.457913	to	$27.588682	$141,550,856	0.40%	to	2.55%	1.01%	to	1.04%	(16.72)%	to	(14.91)%
2017	56,995,904	$4.063936	to	$33.129172	$191,909,075	0.40%	to	2.55%	0.50%	to	0.56%	10.61%	to	13.01%
2016	64,639,689	$3.595949	to	$29.950878	$194,799,785	0.40%	to	2.55%	0.53%	to	0.54%	9.98%	to	12.37%
2015	73,223,975	$3.200132	to	$27.233257	$198,831,957	0.40%	to	2.55%	0.14%	to	0.58%	(3.70)%	to	(1.61)%
2014	84,830,678	$3.252366	to	$28.279521	$236,868,190	0.40%	to	2.55%	0.51%	to	0.68%	5.49%	to	7.78%
Hartford Ultrashort Bond HLS Fund
2018	66,520,152	$1.176026	to	$7.924972	$88,587,717	0.40%	to	2.55%	0.86%	to	1.15%	(1.28)%	to	1.16%
2017	66,557,608	$1.162574	to	$8.027551	$88,103,648	0.40%	to	2.55%	—%	to	0.81%	(1.74)%	to	0.61%
2016	74,206,401	$1.155565	to	$8.169375	$98,493,130	0.40%	to	2.55%	0.14%	to	0.46%	(1.89)%	to	0.56%
2015	86,898,704	$1.149177	to	$8.326716	$116,065,166	0.40%	to	2.55%	—%	to	0.32%	(2.61)%	to	(0.28)%
2014	107,154,426	$1.152385	to	$8.578740	$142,985,582	0.40%	to	2.55%	—%	to	—%	(2.42)%	to	(0.30)%
Hartford Small Company HLS Fund
2018	35,552,501	$3.121108	to	$24.822863	$118,977,784	0.80%	to	2.55%	—%	to	—%	(6.92)%	to	(5.00)%
2017	39,947,299	$3.285232	to	$26.667265	$142,081,186	0.80%	to	2.55%	—%	to	—%	22.88%	to	25.36%
2016	44,738,465	$2.620730	to	$22.138332	$127,116,555	0.80%	to	2.55%	—%	to	—%	(0.53)%	to	1.23%
2015	50,571,939	$2.588853	to	$22.255194	$143,602,098	0.80%	to	2.55%	—%	to	—%	(10.52)%	to	(8.94)%
2014	58,676,214	$2.843139	to	$24.872900	$183,859,845	0.80%	to	2.55%	—%	to	—%	4.38%	to	6.22%
Hartford SmallCap Growth HLS Fund
2018	27,412,494	$3.475579	to	$32.988899	$82,723,342	0.40%	to	2.55%	—%	to	—%	(13.92)%	to	(12.05)%
2017	30,746,401	$3.951837	to	$38.325534	$106,516,392	0.40%	to	2.55%	0.04%	to	0.04%	17.05%	to	19.59%
2016	35,423,685	$3.304355	to	$32.742232	$103,816,919	0.40%	to	2.55%	0.15%	to	0.15%	9.54%	to	11.92%
2015	40,933,856	$2.952296	to	$29.889338	$108,172,352	0.40%	to	2.55%	0.08%	to	0.09%	(3.05)%	to	(0.94)%
2014	48,505,922	$2.980426	to	$30.830062	$130,433,102	0.40%	to	2.55%	0.07%	to	0.07%	3.17%	to	5.41%
Hartford Stock HLS Fund
2018	106,085,200	$2.150962	to	$28.607819	$543,905,334	0.80%	to	2.55%	1.51%	to	1.56%	(2.66)%	to	(0.94)%
2017	124,542,582	$2.171356	to	$29.389065	$637,601,231	0.80%	to	2.55%	1.78%	to	1.84%	16.83%	to	18.89%
2016	142,792,483	$1.826320	to	$25.155143	$614,358,805	0.80%	to	2.55%	1.61%	to	1.78%	4.71%	to	6.56%
2015	164,122,121	$1.713905	to	$24.023479	$660,643,292	0.80%	to	2.55%	0.23%	to	1.70%	0.16%	to	1.92%
2014	191,946,448	$1.681543	to	$23.985897	$756,828,435	0.80%	to	2.55%	1.71%	to	9.36%	8.50%	to	10.42%
Hartford U.S. Government Securities HLS Fund
2018	96,648,896	$1.343335	to	$9.655963	$113,690,954	0.80%	to	2.55%	2.41%	to	2.42%	(1.69)%	to	0.04%
2017	109,685,708	$1.342734	to	$9.822110	$130,137,499	0.80%	to	2.55%	2.14%	to	2.36%	(1.23)%	to	0.51%
2016	122,198,182	$1.335905	to	$9.944683	$145,441,354	0.80%	to	2.55%	1.71%	to	2.13%	(1.02)%	to	0.73%
2015	136,990,456	$1.326201	to	$10.046689	$164,814,005	0.80%	to	2.55%	1.78%	to	2.56%	(1.00)%	to	0.75%
2014	155,828,809	$1.316273	to	$10.147667	$186,768,050	0.80%	to	2.55%	2.55%	to	2.86%	0.23%	to	2.00%
Hartford Value HLS Fund
2018	64,530,606	$2.508097	to	$21.932294	$143,112,639	0.80%	to	2.55%	1.54%	to	1.66%	(12.44)%	to	(10.90)%
2017	74,558,039	$2.814832	to	$25.049487	$187,231,861	0.80%	to	2.55%	1.44%	to	1.72%	12.53%	to	14.52%
2016	86,264,158	$2.457922	to	$22.259303	$190,677,018	0.80%	to	2.55%	1.76%	to	3.76%	10.83%	to	12.79%
2015	99,435,533	$2.179247	to	$20.083965	$196,284,272	0.80%	to	2.55%	1.34%	to	1.50%	(5.52)%	to	(3.85)%
2014	117,348,062	$2.266609	to	$21.257953	$242,530,031	0.80%	to	2.55%	1.38%	to	1.74%	8.56%	to	10.48%
BlackRock Global Opportunities V.I. Fund+
2018	—	$1.869644	to	$21.249914	$—	1.25%	to	2.20%	—%	to	—%	0.22%	to	0.73%
2017	261,599	$1.856121	to	$20.915703	$483,917	1.25%	to	2.35%	—%	to	1.11%	22.29%	to	23.64%
2016	503,190	$1.501232	to	$17.312595	$764,307	1.25%	to	2.20%	1.99%	to	2.05%	1.34%	to	2.30%
2015	614,561	$1.467442	to	$17.084505	$916,632	1.25%	to	2.20%	0.07%	to	1.11%	(1.48)%	to	(0.54)%
2014	676,966	$1.475365	to	$17.340787	$1,025,042	1.25%	to	2.20%	1.06%	to	1.17%	(6.24)%	to	(5.34)%
BlackRock S&P 500 Index V.I. Fund+
2018	18,085,433	$8.820816	to	$8.962910	$162,274,100	0.80%	to	2.55%	1.02%	to	1.03%	(11.79)%	to	(10.37)%
BlackRock Large Cap Focus Growth V.I. Fund
2018	460,361	$2.191656	to	$31.640468	$1,162,623	1.25%	to	2.55%	—%	to	—%	0.42%	to	1.73%
2017	451,952	$2.154317	to	$31.508638	$1,134,293	1.25%	to	2.55%	0.04%	to	0.05%	26.30%	to	27.95%
2016	334,910	$1.683737	to	$24.947952	$685,180	1.25%	to	2.55%	0.67%	to	0.70%	5.17%	to	6.54%
2015	505,371	$1.580319	to	$23.721909	$913,685	1.25%	to	2.55%	0.61%	to	0.64%	0.14%	to	1.45%
2014	663,972	$1.557693	to	$23.688282	$1,152,888	1.25%	to	2.55%	0.46%	to	0.54%	11.29%	to	12.75%
Jennison 20/20 Focus Portfolio
2018	16,394	$2.246688	to	$2.550885	$90,775	1.45%	to	2.30%	—%	to	—%	(7.87)%	to	(7.08)%
2017	29,480	$2.438554	to	$2.745278	$136,038	1.45%	to	2.30%	—%	to	—%	26.80%	to	27.88%
2016	30,883	$1.923191	to	$2.146788	$112,943	1.45%	to	2.30%	—%	to	—%	(1.07)%	to	(0.23)%
2015	36,723	$1.944031	to	$2.151677	$162,622	1.45%	to	2.30%	—%	to	—%	3.46%	to	4.34%
2014	36,156	$1.879107	to	$2.062199	$123,358	1.45%	to	2.30%	—%	to	—%	4.28%	to	5.17%
Jennison Portfolio
2018	87,310	$1.568468	to	$1.931108	$189,769	1.45%	to	2.30%	—%	to	—%	(3.43)%	to	(2.60)%
2017	98,069	$1.610381	to	$1.999648	$218,894	1.45%	to	2.30%	—%	to	—%	33.04%	to	34.17%
2016	98,069	$1.200231	to	$1.503055	$163,766	1.45%	to	2.30%	—%	to	—%	(3.54)%	to	(2.71)%
2015	98,069	$1.233693	to	$1.558138	$168,977	1.45%	to	2.30%	—%	to	—%	8.51%	to	9.43%
2014	98,069	$1.127362	to	$1.436004	$155,008	1.45%	to	2.30%	—%	to	—%	7.09%	to	8.00%
Prudential Value Portfolio
2018	36,892	$1.729213	to	$1.839481	$67,332	1.45%	to	1.80%	—%	to	—%	(11.84)%	to	(11.53)%
2017	45,826	$1.961356	to	$2.079124	$93,662	1.45%	to	1.80%	—%	to	—%	14.43%	to	14.83%
2016	45,741	$1.714041	to	$1.810623	$81,503	1.45%	to	1.80%	—%	to	—%	8.98%	to	9.36%
2015	46,956	$1.572872	to	$1.655693	$76,514	1.45%	to	1.80%	—%	to	—%	(10.18)%	to	(9.86)%
2014	46,432	$1.751081	to	$1.836843	$84,058	1.45%	to	1.80%	—%	to	—%	7.70%	to	8.08%
Prudential SP International Growth Portfolio
2018	14,298	$1.153064	to	$1.226608	$16,688	1.45%	to	1.80%	—%	to	—%	(14.75)%	to	(14.45)%
2017	15,507	$1.352637	to	$1.433874	$21,240	1.45%	to	1.80%	—%	to	—%	33.00%	to	33.47%
2016	16,393	$1.016989	to	$1.074306	$16,884	1.45%	to	1.80%	—%	to	—%	(5.87)%	to	(5.54)%
2015	20,236	$1.080426	to	$1.137329	$22,175	1.45%	to	1.80%	—%	to	—%	1.25%	to	1.60%
2014	31,838	$1.021684	to	$1.119391	$33,769	1.45%	to	2.15%	—%	to	—%	(8.12)%	to	(7.47)%
Wells Fargo VT Index Asset Allocation Fund
2018	2,503,648	$2.339348	to	$21.342064	$5,258,076	1.15%	to	2.55%	0.97%	to	1.01%	(5.35)%	to	(4.01)%
2017	2,792,866	$2.437177	to	$22.548200	$6,158,784	1.15%	to	2.55%	0.74%	to	0.74%	9.42%	to	10.97%
2016	3,009,071	$2.196343	to	$20.606454	$6,036,396	1.15%	to	2.55%	0.70%	to	0.89%	4.96%	to	6.44%
2015	3,392,294	$2.063474	to	$19.632756	$6,403,060	1.15%	to	2.55%	0.99%	to	1.03%	(1.30)%	to	0.09%
2014	4,257,670	$2.061600	to	$19.891548	$8,078,841	1.15%	to	2.55%	0.91%	to	1.53%	15.09%	to	16.71%
Wells Fargo VT International Equity Fund
2018	979,874	$12.050218	to	$13.462107	$2,318,148	1.15%	to	2.45%	12.11%	to	13.28%	(19.28)%	to	(18.22)%
2017	1,165,519	$14.928684	to	$16.462248	$3,211,509	1.15%	to	2.45%	2.77%	to	2.79%	21.33%	to	22.92%
2016	1,305,545	$12.304057	to	$13.392901	$3,050,914	1.15%	to	2.45%	2.94%	to	3.32%	0.79%	to	2.11%
2015	1,493,343	$12.207047	to	$13.115614	$3,433,190	1.15%	to	2.45%	3.92%	to	4.17%	(0.18)%	to	0.64%
2014	1,802,912	$13.032632	to	$14.110772	$4,088,572	1.15%	to	2.55%	—%	to	2.90%	(7.69)%	to	(6.44)%
Wells Fargo VT Small Cap Growth Fund
2018	333,779	$3.231967	to	$33.054960	$1,470,449	1.15%	to	2.45%	—%	to	—%	(1.14)%	to	0.15%
2017	375,921	$3.227100	to	$33.437212	$1,720,011	1.15%	to	2.45%	—%	to	—%	22.82%	to	24.42%
2016	426,543	$2.593710	to	$27.225627	$1,530,843	1.15%	to	2.45%	—%	to	—%	5.14%	to	6.52%
2015	485,932	$2.435065	to	$25.894774	$1,586,185	1.15%	to	2.45%	—%	to	—%	(5.23)%	to	(3.99)%
2014	561,424	$2.536339	to	$27.324790	$1,923,054	1.15%	to	2.45%	—%	to	—%	(4.25)%	to	(3.00)%
Wells Fargo VT Discovery Fund
2018	14,230	$27.121405	to	$30.856554	$402,043	1.25%	to	2.20%	—%	to	—%	(9.09)%	to	(8.22)%
2017	16,061	$29.831842	to	$33.619130	$497,906	1.25%	to	2.20%	—%	to	—%	26.32%	to	27.53%
2016	17,303	$23.615567	to	$26.669462	$422,954	1.15%	to	2.20%	—%	to	—%	5.30%	to	6.41%
2015	20,796	$22.426308	to	$25.061863	$481,937	1.15%	to	2.20%	—%	to	—%	(3.61)%	to	(2.59)%
2014	22,629	$23.265550	to	$25.728106	$543,595	1.15%	to	2.20%	—%	to	—%	(1.83)%	to	(0.79)%
Wells Fargo VT Opportunity Fund
2018	46,879	$18.281548	to	$23.493970	$930,315	1.15%	to	2.35%	0.19%	to	0.44%	(9.09)%	to	(8.21)%
2017	56,722	$20.109675	to	$25.594688	$1,227,235	1.15%	to	2.35%	0.77%	to	0.92%	17.92%	to	19.06%
2016	70,181	$17.053287	to	$21.496992	$1,298,250	1.15%	to	2.35%	—%	to	2.32%	9.91%	to	10.95%
2015	71,140	$15.516077	to	$19.376182	$1,185,319	1.15%	to	2.35%	0.17%	to	0.40%	(5.10)%	to	(4.19)%
2014	86,808	$16.350729	to	$20.224141	$1,517,560	1.15%	to	2.35%	0.06%	to	0.30%	8.13%	to	9.16%
HIMCO VIT Index Fund+
2018	—	$2.453577	to	$27.980197	$—	0.80%	to	2.55%	1.96%	to	2.17%	1.40%	to	2.09%
2017	38,909,423	$2.403326	to	$27.593552	$198,292,649	0.80%	to	2.55%	1.73%	to	1.82%	18.08%	to	20.47%
2016	43,499,618	$1.994888	to	$23.368369	$186,604,142	0.80%	to	2.55%	2.02%	to	2.14%	8.53%	to	10.70%
2015	48,679,698	$1.802041	to	$21.530825	$189,250,741	0.80%	to	2.55%	0.35%	to	0.42%	(1.72)%	to	0.26%
2014	55,443,422	$1.797411	to	$21.906690	$218,015,690	0.80%	to	2.55%	—%	to	—%	4.07%	to	5.11%
*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation in the notes on the Statements of Operations indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

+ See Note 1 for additional information related to this Sub-Account.

7. Subsequent Events:

Management has evaluated events subsequent to December 31, 2018 through the date of issuance noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

Talcott Resolution Life and Annuity Insurance Company
Independent Auditors' Report

Financial Statements - Statutory-Basis
As of December 31, 2018 and 2017, and for the
Years Ended December 31, 2018, 2017 and 2016

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
CONTENTS

Independent Auditors' Report Financial Statements - Statutory-Basis:	Page:
1-2
Admitted Assets, Liabilities and Capital and Surplus	3
Statements of Operations	4
Statements of Changes in Capital and Surplus	5
Statements of Cash Flows	6
Notes to Statutory-Basis Financial Statements	7-51

Deloitte & Touche LLP City Place I, 33rd Floor 185 Asylum Street Hartford, CT 06103-3402 USA Tel: +1 860 725 3000 Fax: +1 860 725 3500 www.deloitte.com

INDEPENDENT AUDITORS' REPORT
To the Board of Directors of
Talcott Resolution Life and Annuity Insurance Company
We have audited the accompanying statutory-basis financial statements of Talcott Resolution Life and Annuity Insurance Company (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2018 and 2017, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2018, and the related notes to the statutory-basis financial statements.
Management’s Responsibility for the Statutory-Basis Financial Statements
Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Connecticut Insurance Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
Auditors’ Responsibility
Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements.
We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America
As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Connecticut Insurance Department, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Connecticut Insurance Department.
The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 to the statutory-basis financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.
Adverse Opinion on Accounting Principles Generally Accepted in the United States of America
In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2018.
Opinion on Statutory Basis of Accounting
In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in accordance with the accounting practices prescribed or permitted by the Connecticut Insurance Department as described in Note 2 to the statutory-basis financial statements.
April 5, 2019

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS (STATUTORY-BASIS)

Admitted assets	As of December 31,
	2018	2017

Bonds	$4,865,299,931	$3,696,842,335
Common and preferred stocks	74,787,289	73,838,948
Mortgage loans on real estate	813,842,343	464,673,234
Contract loans	102,625,474	106,560,855
Cash, cash equivalents and short-term investments	411,559,219	547,296,441
Derivatives	320,583,251	143,250,641
Other invested assets	647,771,721	192,424,442
Total cash and invested assets	7,236,469,228	5,224,886,896
Investment income due and accrued	245,596,354	220,854,519
Amounts recoverable for reinsurance	47,565,210	51,967,527
Federal income tax recoverable	-	197,125,732
Net deferred tax asset	151,087,642	130,256,000
Other assets	33,915,792	35,993,975
Separate Account assets	25,094,122,246	30,517,487,239
Total admitted assets	$32,808,756,472	$36,378,571,888
Liabilities
Aggregate reserves for future benefits	$5,233,328,858	$3,461,094,910
Liability for deposit-type contracts	475,343,509	513,032,575
Policy and contract claim liabilities	27,366,658	35,181,233
Asset valuation reserve	83,428,299	34,894,589
Interest maintenance reserve	74,169,072	20,387,011
Payables to parent, subsidiaries and affiliates	5,900,113	13,126,682
Accrued expense allowances and amounts due from Separate Accounts	(69,229,362)	(89,645,622)
Federal income tax payable	3174050	-
Collateral on derivatives	326,905,245	253,682,064
Other liabilities	393,409,188	480,359,519
Separate Account liabilities	25,094,122,246	30,517,487,239
Total liabilities	31,647,917,876	35,239,600,200
Capital and surplus
Common stock - par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding	2,500,000	2,500,000
Aggregate write-ins for other than special surplus funds	247,027,489	197,246,618
Gross paid-in and contributed surplus	335,431,561	604,729,448
Unassigned surplus	575,879,546	334,495,622
Total capital and surplus	1,160,838,596	1,138,971,688

Total liabilities and capital and surplus	$32,808,756,472	$36,378,571,888

See notes to financial statements.

3

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
(STATUTORY-BASIS)

Revenues	For the years ended December 31,
	2018	2017	2016

Premiums and annuity considerations	$(1,618,469,704)	$229,944,396	$283,347,850
Net investment income	322,352,994	190,038,803	205,285,053
Commissions and expense allowances on reinsurance ceded	93,414,624	50,225,342	53,203,614
Reserve adjustments on reinsurance ceded	(480,192,551)	(417,797,985)	(376,823,017)
Fee income	638,788,496	644,400,420	665,228,513
Other revenues	14,128,841	42,903,753	41,305,613
Total revenues	(1,029,977,300)	739,714,729	871,547,626
Benefits and expenses
Death and annuity benefits	341,052,574	289,643,427	260,507,275
Disability and other benefits	2,269,037	2,827,546	3,054,035
Surrenders and other fund withdrawals	3,547,633,620	3,751,789,440	4,125,077,593
Commissions and expense allowances	164,554,433	178,558,400	181,760,177
Decrease in aggregate reserves for life and accident and health policies	(1,487,088,683)	(162,421,037)	(81,399,844)
General insurance expenses	75,868,684	123,184,418	89,020,118
Net transfers from Separate Accounts	(3,527,763,579)	(3,630,136,263)	(3,953,787,204)
Modified coinsurance adjustment on reinsurance assumed	(112,018,578)	(116,528,553)	(118,556,247)
IMR adjustment on reinsurance ceded	(241,578,915)	-	-
Other expenses	59,033,784	32,540,135	39,303,474
Total benefits and expenses	(1,178,037,623)	469,457,513	544,979,377
Net gain from operations before federal income tax benefit	148,060,323	270,257,216	326,568,249
Federal income tax benefit	(32,642,950)	(49,931,703)	(21,186,059)
Net gain from operations	180,703,273	320,188,919	347,754,308
Net realized capital losses, after tax	(115,657,101)	(149,376,830)	(201,608,212)
Net income	$65,046,172	$170,812,089	$146,146,096

See notes to financial statements.

4

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
(STATUTORY-BASIS)

Common stock - Par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding	For the years ended December 31,
	2018	2017	2016

Balance, beginning and end of year	$2,500,000	$2,500,000	$2,500,000
Gross paid-in and contributed surplus
Balance, beginning of year	604,729,448	603,493,466	604,455,820
Capital (return) paid-in	(269,297,887)	1,235,982	(962,354)
Balance, end of year	335,431,561	604,729,448	603,493,466
Aggregate write-ins for other than special surplus funds
Balance, beginning of year	197,246,618	222,837,141	252,083,454
Amortization, increases and (decreases) of gain on inforce reinsurance	49,780,871	(25,590,523)	(29,246,313)
Balance, end of year	247,027,489	197,246,618	222,837,141
Unassigned funds
Balance, beginning of year	334,495,622	1,084,927,740	1,766,242,402
Net income	65,046,172	170,812,089	146,146,096
Change in net unrealized capital gains (losses) on investments, net of tax	212,915,290	(109,722,808)	39,967,504
Change in net unrealized foreign exchange capital gains (losses)	557,389	(14,980,533)	11,711,836
Change in net deferred income tax	(233,679,225)	(219,472,793)	(80,238,643)
Change in asset valuation reserve	(48,533,710)	1,117,643	21,541,042
Change in nonadmitted assets	245,078,008	421,814,284	(70,442,497)
Dividends to stockholder	-	(1,000,000,000)	(750,000,000)
Balance, end of year	575,879,546	334,495,622	1,084,927,740
Capital and surplus
Balance, end of year	$1,160,838,596	$1,138,971,688	$1,913,758,347

See notes to financial statements.

5

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CASH FLOWS
(STATUTORY-BASIS)

Operating activities	For the years ended December 31,
	2018	2017	2016

Premiums and annuity considerations	$183,549,960	$231,198,846	$283,021,022
Net investment income	328,002,909	199,571,411	216,241,483
Reserve adjustments on reinsurance	(480,192,551)	(417,797,985)	(376,823,017)
Miscellaneous income	698,479,984	704,599,200	723,713,529
Total income	729,840,302	717,571,472	846,153,017
Benefits paid	4,026,401,584	4,300,016,692	4,581,667,641
Federal income tax recovered	(145,161,928)	(59,115,506)	(362,056,372)
Net transfers from Separate Accounts	(3,548,179,839)	(3,659,424,090)	(4,011,134,849)
Other expenses	301,997,730	226,065,484	184,298,098
Total benefits and expenses	635,057,547	807,542,580	392,774,518
Net cash provided by (used for) operating activities	94,782,755	(89,971,108)	453,378,499
Investing activities
Proceeds from investments sold, matured or repaid
Bonds	1,720,507,430	2,807,162,298	2,121,491,466
Common and preferred stocks	25,803,407	32,840,796	300,600,806
Mortgage loans	104,437,923	85,176,014	74,772,178
Derivatives and other	205,084,143	56,804,882	95,809,299
Total investment proceeds	2,055,832,903	2,981,983,990	2,592,673,749
Cost of investments acquired
Bonds	1,425,766,165	1,819,659,091	1,920,657,826
Common and preferred stocks	26,359,180	55,937,647	11,926,941
Mortgage loans	191,448,243	61,365,000	13,280,000
Derivatives and other	176,867,059	251,102,849	168,856,082
Total investments acquired	1,820,440,647	2,188,064,587	2,114,720,849
Net decrease in contract loans	(3,935,381)	(5,719,439)	(1,526,220)
Net cash provided by investing activities	239,327,637	799,638,842	479,479,120
Financing and miscellaneous activities
Return of paid-in surplus	(271,876,214)	-	-
Dividends to stockholder	-	1,000,000,000	750,000,000
Other cash (used) provided	(197,971,400)	139,031,582	(51,161,984)
Net cash used for financing and miscellaneous activities	(469,847,614)	(860,968,418)	(801,161,984)
Net (decrease) increase in cash, cash equivalents and short-term investments	(135,737,222)	(151,300,684)	131,695,635
Cash, cash equivalents and short-term investments, beginning of year	547,296,441	698,597,125	566,901,490
Cash, cash equivalents and short-term investments, end of year	$411,559,219	$547,296,441	$698,597,125
Note: Supplemental disclosures of cash flow information for non-cash transactions:
Non-cash proceeds from invested asset exchanges - bonds and other invested assets	(39,881,791)	(24,411,592)	(54,930,983)
Non-cash acquisitions from invested asset exchanges - bonds and other invested assets	(39,881,791)	(24,411,592)	(54,930,983)
Non-cash proceeds from sale of affiliate holding - other invested asset	(11,410,309)	-	-
Non-cash acquisition from sale of affiliate holding - common stocks	(11,410,309)	-	-
Capital contribution from former parent to settle intercompany balances related to stock compensation	(2,578,327)	(1,235,984)	962,354
Non-cash impacts of DTA adjustment not yet settled	-	(2,160,604)	-
Non-cash impacts of Tax Reform - tax receivable	-	(173,530,179)	-
Non-cash impacts of Tax Reform and DTA adjustment not yet settled - deferred income tax surplus	-	(175,690,783)	-
Non-cash transfer of bonds acquired for assumption reinsurance	3,448,021,646	-	-
Non-cash transfer of mortgage loans acquired for assumption reinsurance	649,122,178	-	-
Non-cash transfer of other invested assets acquired for assumption reinsurance	558,473,453	-	-
Non-cash transfer of reserves for assumption reinsurance	(3,259,322,631)	-	-
Non-cash transfer of deposit liability for assumption reinsurance	(1,276,223,336)	-	-
Non-cash transfer of IMR liability for assumption reinsurance	(110,419,414)	-	-
Non-cash transfer of other for assumption reinsurance	(9,651,896)	-	-
Non-cash transfer of bonds sold for reinsurance	(2,220,227,957)	-	-
Non-cash transfer of mortgage loans sold for reinsurance	(392,591,994)	-	-
Non-cash transfer of premium for reinsurance	1,801,211,602	-	-
Non-cash transfer of deposit liability for reinsurance	1,039,068,007	-	-
Non-cash transfer of IMR liability for reinsurance	(241,578,915)	-	-
Non-cash transfer of other for reinsurance	14,119,257	-	-
                        See notes to financial statements.
6

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

1.Organization and Description of Business
Talcott Resolution Life and Annuity Insurance Company (“TLA” or the “Company”) is a wholly-owned subsidiary of Talcott Resolution Life Insurance Company ("TL"), formerly Hartford Life Insurance Company ("HLIC") which is a direct subsidiary of Talcott Resolution Life, Inc. ("TLI"). The Company was previously named Hartford Life and Annuity Insurance Company ("HLAI"), and its name changed to the above name as a result of the Talcott Resolution sale.
On May 31, 2018, Hartford Holdings, Inc. (“HHI”), an indirect parent company of the Company and a direct wholly owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), sold all of the issued and outstanding equity of Talcott Resolution Life, Inc. ("TLI") (formerly Hartford Life, Inc.), TL's parent, to a group of investors led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook and J. Safra Group. Under the terms of the purchase and sale agreement, the investor group formed Hopmeadow Holdings, LP, a limited partnership, that acquired TLI and its life and annuity insurance operating subsidiaries consisting primarily of TL and the Company. As part of the transaction, the Company has a new indirect parent company.
In April 2018, the Company's direct parent, Hartford Life International Holding Company ("HLIHC"), was dissolved and the Company became a direct subsidiary of TL.
On March 29, 2016, The Hartford received permission from the State of Connecticut Department of Insurance (“the Department”) to change the ownership structure of certain of its affiliates to re-align affiliates more closely with the businesses they support. As a result, effective April 1, 2016, TLA (formerly HLAI) sold its former subsidiary, HLIHC to its parent, TL (formerly HLIC), resulting in an immaterial realized loss. In addition, TL contributed its ownership interest in TLA to HLIHC, and therefore HLIHC became TLA's new parent company. These changes did not result in a material impact to TLA's surplus or its results of operations.
The Company maintains a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.
2.Summary of Significant Accounting Policies Basis of Presentation
The accompanying statutory-basis financial statements of TLA have been prepared in conformity with statutory accounting practices prescribed or permitted by The Department. The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed practices by the State of Connecticut.
A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for a reinsurance treaty that provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.
A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below for the years ended December 31:

7

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

	SSAP #	F/S Page	2018	2017	2016
Net income
1. TLA state basis 2. State prescribed practices that change NAIC SAP: Less: Reinsurance reserve credit (as described above) 3. State permitted practices that change NAIC SAP	61	4	$ 65,046,172 (48,356,117)	$ 170,812,089 2,328,071	$ 146,146,096 (16,229,745)
			(48,356,117)	2,328,071	(16,229,745)
			—	—	—
4. Net SAP (1-2-3=4)	61	4	$113,402,289	$168,484,018	$162,375,841
Surplus
5. TLA state basis 6. State prescribed practices that change NAIC SAP: Less: Reinsurance reserve credit (as described above) 7. State permitted practices that change NAIC SAP	61	5	$ 1,160,838,596 73,653,500	$ 1,138,971,688 122,009,617	$ 1,913,758,348 119,681,546
			73,653,500	122,009,617	119,681,546
			—	—	—
8. NAIC SAP (5-6-7=8)	61	5	$1,087,185,096	$1,016,962,071	$1,794,076,802

The surplus adjustments were calculated using the federal corporate tax rate in effect at that time.
The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital of the Company.
The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, accident and health, and fixed and variable annuity policies; evaluation of other-than-temporary impairments ("OTTI"); valuation of derivatives; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts recorded are adequate.
Certain reclassifications have been made to prior year financial information to conform to the current year presentation.
Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant differences are:

1.
for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes;

2.
recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

3.
development of liabilities for future benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners (“NAIC”), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits (“GMDB”) are based on models that involve a range of scenarios and assumptions, including those regarding

8

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

4.	exclusion of certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus;

5.
establishment of a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve (“AVR”)) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve (“IMR”)) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

6.
the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

7.
for statutory purposes, investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles (“SSAP”) No. 43 - Revised ("43R") (Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity,” "available-for-sale" or "trading,” based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, these investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder’s Equity;

8.
for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from Separate Accounts on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets;

9.
the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

10.
deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences recognized as a component of net income;

11.	comprehensive income and its components are not presented in the statutory-basis financial statements;

12.
for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, which is typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges

9

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder’s Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and
13. embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for and reported separately.
Aggregate Reserves for Life and Accident and Health Policies and Contracts and Liability for Deposit-Type Contracts
Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1960, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.00% to 6.00%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.40% to 11.00% and using the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.
For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.
Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.
As of December 31, 2018 and 2017, the Company had $91,382,835 and $177,490,344, respectively, of insurance in force, subject to 100% reinsurance to The Prudential Insurance Company of America (“Prudential”), for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2018 and 2017 totaled $248,954 and $1,047,651, respectively, also subject to 100% reinsurance to Prudential.
The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the Statements of Operations.

10

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
An analysis of annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2018 is presented below:

	General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
A. Subject to discretionary withdrawal
1. With market value adjustment	$13,191,661	$ —	$ —	$13,191,661	0.05%
2. At book value less current surrender charge of 5% or more	9,336,685	—	—	9,336,685	0.03%
3. At fair value	—	—	20,474,191,417	20,474,191,417	74.36%
4. Total with market value adjustment or at fair value	22,528,346	—	20,474,191,417	20,496,719,763	74.44%
5. At book value without adjustment (minimal or no charge or adjustment)	1,887,479,934	—	—	1,887,479,934	6.86%
B. Not subject to discretionary withdrawal	4,836,762,729	—	312,491,166	5,149,253,895	18.70%
C. Total (gross)	6,746,771,009	—	20,786,682,583	27,533,453,592	100.00%
D. Reinsurance ceded	1,935,735,529	—	—	1,935,735,529
E. Total (net)	$4,811,035,480	$ —	$20,786,682,583	$25,597,718,063

Reconciliation of total annuity actuarial reserves and deposit fund liabilities:

F. Life and Accident & Health Annual Statement:
1. Exhibit 5, Annuities Section, Total (net)	$4,328,058,771
2. Exhibit 5, Supplementary Contract Section, Total (net)	7,633,199
3. Exhibit 7, Deposit-Type Contracts Section, Total (net)	475,343,510
4. Subtotal	4,811,035,480
Separate Account Annual Statement:
5. Exhibit 3, Annuities Section, Total (net)	20,786,682,583
6. Exhibit 3, Supplemental Contract Section, Total (net)	—
7. Policyholder dividend and coupon accumulations	—
8. Policyholder premiums	—
9. Guaranteed interest contracts	—
10. Exhibit 4, Deposit-Type Contracts Section, Total (net)	—
11. Subtotal	20,786,682,583
12. Combined total	$25,597,718,063

11

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
Investments
Investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Money market mutual funds, which are included in cash equivalents, are reported at fair value. Unaffiliated common stocks are carried at fair value. Investments in stocks of subsidiaries, controlled and affiliated (“SCA”) companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88). The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair value depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43R. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated fixed rate securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balances, which approximates fair value.
Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43R to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield.
Due and accrued investment income amounts over 90 days past due are nonadmitted. There was no investment income due and accrued excluded from surplus at December 31, 2018 and 2017.
Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost or amortized cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment declines in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.
The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets in accordance with SSAP No. 7 (Asset Valuation Reserve and Interest Maintenance Reserve). The AVR balances were $83,428,299 and $34,894,589 as of December 31, 2018 and 2017, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold or adjusts the IMR when an insurer reinsures a block of its in-force liabilities. The IMR balances as of December 31, 2018 and 2017 were $74,169,072 and $20,387,011, respectively. TLA and TL entered into an assumption reinsurance agreement effective February 1, 2018. In conjunction with this transaction, an adjustment to the IMR balance of $110,419,414 was recorded as an addition to the outstanding IMR liability for the Company. Additionally, on June 1, 2018, as a part of a reinsurance agreement with Global
12

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
Atlantic Financial Group, the Company recorded an adjustment of $241,578,915 as a reduction to the IMR liability. Refer to Note 13 for further details on these transactions. The net capital gains captured in the IMR, net of taxes, in 2018, 2017 and 2016 were $196,740,460, $8,523,401 and $15,726,619, respectively. The amount of income amortized from the IMR, net of taxes, included in the Company’s Statements of Operations in 2018, 2017 and 2016 was $11,798,898, $7,339,792, and $6,777,899, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations.
The Company’s accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an OTTI charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The previous cost basis less the impairment becomes the new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.
Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an OTTI is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43R is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the impaired securities for further OTTI on an ongoing basis.
For securities that are not subject to SSAP No. 43R, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.
For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43R requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment are less than its amortized cost, then an OTTI charge is recognized equal to the difference between the amortized cost and the Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment. The Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43R until the recovery of value, the security is written down to fair value.
Net realized capital losses resulting from write-downs for OTTI on corporate and asset-backed bonds were $1,697,596, $187,586, and $5,362,782 for the years ended December 31, 2018, 2017 and 2016, respectively. Net realized capital losses resulting from write-downs for OTTI on equities were immaterial for the years ended December 31, 2018 and 2017, and were $1,144,086 for the year ended December 31, 2016. See additional information on OTTI in Section J of Note 3.
Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans on real estate that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company’s share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest

13

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
income on defaulted loans is recognized when received. As of December 31, 2018, 2017 and 2016, the Company had immaterial impaired mortgage loans on real estate with related allowances for credit losses.
The Company utilizes a variety of over-the-counter ("OTC"), transactions cleared through a central clearing house ("OTC-cleared"), and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 (Derivatives). The Company’s derivative transactions are permitted uses of derivatives under the derivative use plans required by the Department.
Derivatives used in hedging relationships are accounted for in a manner consistent with the hedged item. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item.
Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.
Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as a derivative capital gain or loss.
Derivatives held for other investment and/or risk management activities receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as components of derivative net investment income.
Adoption of Accounting Standards
The Company did not adopt any new accounting standards. 3. Investments
a. Components of Net Investment Income

	For the years ended December 31,
	2018	2017	2016
Interest income from bonds and short-term investments	$264,518,658	$175,346,693	$188,967,631
Interest income from contract loans	20,829	18,784	24,306
Interest income from mortgage loans on real estate	37,918,981	19,696,508	22,867,735
Interest and dividends from other investments	33,676,191	4,993,025	2,463,691
Gross investment income	336,134,659	200,055,010	214,323,363
Less: Investment expenses	13,781,665	10,016,207	9,038,310
Net investment income	$322,352,994	$190,038,803	$205,285,053

14

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
b. Components of Net Unrealized Capital Gains on Bonds and Short-Term Investments

	As of December 31,
	2018	2017	2016
Gross unrealized capital gains	$241,992,681	$209,510,215	$173,957,790
Gross unrealized capital losses	(97,096,315)	(13,461,424)	(38,769,844)
Net unrealized capital gains	144,896,366	196,048,791	135,187,946
Balance, beginning of year	196,048,791	135,187,946	127,417,770
Change in net unrealized capital gains on bonds and and short-term investments	$(51,152,425)	$60,860,845	$7,770,176

c. Components of Net Unrealized Capital (Losses) Gains on Common and Preferred Stocks

	As of December 31,
	2018	2017	2016
Gross unrealized capital gains	$1,220	$1,793,624	$1,930,896
Gross unrealized capital losses	(10,587,132)	(1,118,162)	(2,700,950)
Net unrealized capital gains (losses)	(10,585,912)	675,462	(770,054)
Balance, beginning of year	675,462	(770,054)	(19,591,820)
Change in net unrealized capital (losses) gains on common and preferred stocks	$(11,261,374)	$1,445,516	$18,821,766

d. Components of Net Realized Capital Gains (Losses)

	For the years ended December 31,
	2018	2017	2016
Bonds and short-term investments	$254,551,396	$26,433,320	$25,530,969
Common stocks - unaffiliated	784,151	1,803,956	(49,415,502)
Common stocks - affiliated	—	—	(2,280,967)
Preferred stocks - unaffiliated	(6,485,136)	—	—
Mortgage loans on real estate	8,893,521	—	—
Derivatives	(114,299,382)	(164,601,714)	(70,832,408)
Other invested assets	7,816,673	1,557,619	(84,478,613)
Net realized capital gains (losses)	151,261,223	(134,806,819)	(181,476,521)
Capital loss tax expense (benefit)	70,177,864	6,046,610	4,405,072
Net realized capital gains (losses), after tax	81,083,359	(140,853,429)	(185,881,593)
Less: Amounts transferred to IMR	196,740,460	8,523,401	15,726,619
Net realized capital losses, after tax	$(115,657,101)	$(149,376,830)	$(201,608,212)

The following table summarizes sales activity of unaffiliated bond, short-term investments and equity securities before tax and transfers to the IMR (without maturities, calls and impairments):

15

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

	For the years ended December 31,
	2018	2017	2016
Bonds and short-term investments
Sale proceeds	$4,264,689,399	$2,722,996,316	$1,761,151,435
Gross realized capital gains on sales	279,198,476	28,234,411	35,200,706
Gross realized capital losses on sales	(22,391,012)	(13,584,556)	(14,709,927)
Unaffiliated common and preferred stock
Sale proceeds	22,224,017	31,036,839	262,867,397
Gross realized capital gains on sales	1,349,154	2,088,874	15,970,430
Gross realized capital losses on sales	(565,003)	(284,918)	(64,241,845)

Additionally, for the years ended December 31, 2018 and 2017, there was $1,467,972 and $3,340,354 of investment income generated on 21 and 42 securities, respectively, as a result of prepayment penalties and acceleration fees on disposed securities with callable features.
e. Investments - Derivative Instruments Overview
The Company utilizes a variety of OTC derivatives, including OTC-cleared transactions, and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company’s derivative transactions are used in strategies permitted under the derivative use plans required by the Department.
Interest rate swaps, equity, and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.
Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.
Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.
Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash.
Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.
16

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
Swaption contracts grant the purchaser, for a premium payment, the right to enter into an interest rate swap with the issuer on a specified future date.
Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using agreed upon rates and exchanged principal amounts.
The Company clears interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income.
Strategies
The notional value, fair value, and carrying value of derivative instruments used during the years 2018 and 2017 are disclosed in the table presented below. During the years 2018 and 2017, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third-party data as inputs or independent broker quotations. For the years ended December 31, 2018 and 2017, the average fair values for derivatives held for other investment and/or risk management activities were $(94,433,866) and $(77,690,974), respectively. The Company did not have any unrealized gains or losses during 2018 and 2017 representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting.

(Amounts in thousands) Derivative type by strategy	As of December 31, 2018			As of December 31, 2017
	Notional Value	Fair Value	Carrying Value	Notional Value	Fair Value	Carrying Value
Cash flow hedges
Interest rate swaps	$ —	$ —	$ —	$25,000	$(56)	$ —
Foreign currency swaps	16,876	(688)	(357)	16,876	(1,587)	(1,289)
Fixed payout annuity hedge	222,270	(81,528)	—	444,032	(169,535)	—
Replication transactions
Credit default swaps	83,800	616	1,673	83,800	2,084	1,693
Other investment and/or Risk Management activities
Credit default swaps	2,833	(5)	(5)	2,833	(30)	(30)
Credit default swaps - offsetting	—	—	—	10,798	—	—
Foreign currency swaps and forwards	680	(46)	(46)	176,033	(3,415)	(3,415)
GMWB hedging derivatives	5,716,864	46,333	46,333	6,810,992	56,231	56,231
Interest rate swaps and swaptions	100,000	3,635	3,635	—	—	—
Interest rate swaps - offsetting	371,110	(10,329)	(10,329)	371,110	(14,429)	(14,429)
Macro hedge program	8,758,799	199,258	199,257	5,919,909	24,331	24,331
Total	$15,273,232	$157,246	$240,161	$13,861,383	$(106,406)	$63,092

Cash Flow Hedges

Interest rate swaps: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. There were no gains and (losses) in unrealized gains and losses related to cash flow hedges for the years ended December 31, 2018 and 2017 that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period.
17

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
Foreign currency swaps: Foreign currency swaps are used to convert foreign currency denominated cash flows associated with certain foreign denominated fixed maturity investments and liabilities to U.S. dollars. The foreign fixed maturities and liabilities are hedged to minimize cash flow fluctuations due to changes in currency rates.
Fixed payout annuity hedge: The Company formerly assumed certain variable annuity products with a guaranteed minimum income benefit ("GMIB") and continues to reinsure certain yen denominated fixed payout annuities. The Company invests in U.S. dollar denominated assets to support the reinsurance liability. The Company entered into pay U.S. dollar, receive yen swap contracts to hedge the currency and yen interest rate exposure between the U.S dollar denominated assets and the yen denominated fixed liability reinsurance payments.
Replication Transactions
Credit default swaps: The Company periodically enters into credit default swaps as part of replication transactions. Credit risk is hedged by buying protection on a specific entity by pairing with highly rated fixed-income securities in order to reproduce the investment characteristics of otherwise permissible investments.
Other Investment and/or Risk Management Activities
The table below presents realized capital gains and (losses) on derivative instruments used for other investment and/or risk management activities.

(Amounts in thousands)	Realized Gains (Losses)
By strategy	For the year ended December 31, 2018	For the year ended December 31, 2017		For the year ended December 31, 2016
Credit default swaps	$ —	$	$(81)	$953
Credit default swaps - offsetting	(95)		(1,673)	(450)
Foreign currency swaps and forwards	(5,292)		5,417	(520)
GMWB hedging derivatives	(56,795)		(62,624)	(19,968)
Equity index swaps, options, and futures	—		(311)	57,712
Interest rate swaps and swaptions	(5)		2,968	947
Interest rate swaps - offsetting	—		286	9,548
Macro hedge program	(49,614)		(106,307)	(96,490)
Total	$(111,801)		$(162,325)	$(48,268)
Credit default swaps: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap.
Foreign currency swaps and forwards: The Company enters into foreign currency swaps and forwards to hedge the foreign currency exposures in certain of its foreign fixed maturity investments.
Guaranteed Minimum Withdrawal Benefits (“GMWB”) hedging derivatives: The Company utilizes GMWB hedging derivatives as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the non-reinsured GMWB riders due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rates swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index.
Equity index swaps, options, and futures: The Company enters into equity index swaps and futures to hedge equity risk of equity common stock investments. The Company also enters into equity index options to economically hedge the equity risk associated with various equity indexed products.

18

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
Interest rate swaps and swaptions: The Company enters into interest rate swaps and swaptions to manage duration between assets and liabilities. In addition, the Company may enter into interest rate swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap.
Macro hedge program: The Company utilizes equity options, swaps, futures, and foreign currency options to hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations. Included are equity options with financing premiums for which the premium is paid at the end of the derivative contract.
Credit Risk Assumed through Credit Derivatives
The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that would be permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and commercial mortgage-backed securities ("CMBS") issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.
The following tables present the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value, and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31:

As of December 31, 2018
(Amounts in thousands)						Underlying Referenced Credit Obligation(s)
Credit Derivative type by derivative risk exposure	Notional Amount [2]		Fair Value	Carrying Value	Weighted Average Years to Maturity	Type	Average Credit Rating [1]	Offsetting Notional Amount [3]	Offsetting Fair Value [3]	Offsetting Carrying Value [3]

Single name credit default swaps
Investment grade risk exposure		$33,800	$339	$775	2 years	Corporate Credit/ Foreign Gov.	AA+	$—	$—	$—
Basket credit default swaps [4]
Investment grade risk exposure		50,000	277	898	1 year	Corporate Credit	AAA-	—	—	—
Total		$83,800	$616	$1,673				$—	$—	$—

19

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

As of December 31, 2017
(Amounts in thousands)						Underlying Referenced Credit Obligation(s)
Credit Derivative type by derivative risk exposure	Notional Amount [2]		Fair Value	Carrying Value	Weighted Average Years to Maturity	Type	Average Credit Rating [1]	Offsetting Notional Amount [3]	Offsetting Fair Value [3]	Offsetting Carrying Value [3]

Single name credit default swaps
Investment grade risk exposure		$33,800	$901	$690	5 year	Corporate Credit/ Foreign Gov.	AA+	$—	$—	$—
Basket credit default swaps [4]
Investment grade risk exposure		50,000	5	1003	5 year	Corporate Credit	BBB+	—
Below investment grade		4,493	368	368	3 year	Corporate Credit	B+	4,493	(368)	(368)
Investment grade risk exposure		906	(3)	(3)	0 year	CMBS Credit	AAA-	906	2	3
Total		$89,199	$1,271	$2,058				$5,399	$(365)	$(365)

[1]
The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody’s, S&P, Fitch, and Morningstar. If no rating is available from a rating agency, then an internally developed rating is used.

[2]
Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements, clearing house rules, and applicable law which include collateral posting requirements. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

[3]
The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid, related to the original swap.

[4]
Comprised of swaps of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

Credit Risk
The Company’s derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared transactions reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source.
The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.
Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $10 million. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also generally requires that OTC derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty.
20

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
For the years ended December 31, 2018, 2017, and 2016 the Company had no losses on derivative instruments due to counterparty nonperformance.
f.Concentration of Credit Risk
The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2018 and 2017, the Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, greater than 10% of the Company’s capital and surplus.
g.Bonds, Cash Equivalents, Short-Term Investments, Common Stocks and Preferred Stocks

		Gross	Gross	Estimated
Bonds, Cash Equivalents and Short-Term Investments	Statement	Unrealized	Unrealized	Fair
As of December 31, 2018	Value	Gains	Losses	Value
U.S. government and government agencies and authorities
Guaranteed and sponsored - excluding asset-backed	$222,648,454	$27,271,257	$(618,251)	$249,301,460
Guaranteed and sponsored - asset-backed	305,013,858	3,076,537	(5,376,907	302,713,488
States, municipalities and political subdivisions	333,827,094	32,041,361	(1,010,456	364,857,999
International governments	119,084,344	1,117,192	(3,043,391	117,158,145
All other corporate - excluding asset-backed	2,953,783,863	170,731,829	(74,852,135	3,049,663,557
All other corporate - asset-backed	914,191,164	7,301,783	(12,147,718	909,345,229
Hybrid securities	16,751,153	301,460	—	17,052,613
Cash equivalents and short-term investments	204,683,847	151,262	(47,457	204,787,652
Total bonds, cash equivalents and short-term investments	$5,069,983,777	$241,992,681	$(97,096,315)	$5,214,880,143

Common Stocks As of December 31, 2018	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Common stocks - unaffiliated	$73,008,000	$1,220	$(7,993,412)	$ 65,015,808
Common stocks - affiliated	9,980,958	—	(2,580,843)	7,400,115
Total common stocks	$82,988,958	$1,220	$(10,574,255)	$ 72,415,923

		Gross	Gross	Estimated
Preferred Stocks	Statement	Unrealized	Unrealized	Fair
As of December 31, 2018	Value	Gains	Losses	Value
Preferred stocks - unaffiliated	$2,371,366	$—	$(12,877)	$2,358,489
Total preferred stocks	$2,371,366	$—	$(12,877)	$2,358,489

21

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

		Gross	Gross	Estimated
Bonds and Short-Term Investments	Statement	Unrealized	Unrealized	Fair
As of December 31, 2017	Value	Gains	Losses	Value
U.S. government and government agencies and authorities:
Guaranteed and sponsored - excluding asset-backed	$327,950,036	$41,043,850	$(819,813)	$368,174,073
Guaranteed and sponsored - asset-backed	364,393,794	6,045,146	(1,631,931)	368,807,009
States, municipalities and political subdivisions	84,237,814	12,605,530	(98,718)	96,744,626
International governments	93,439,858	3,569,134	(396,515)	96,612,477
All other corporate - excluding asset-backed	2,135,965,912	136,043,736	(7,178,674)	2,264,830,974
All other corporate - asset-backed	690,438,462	10,061,255	(3,329,942)	697,169,775
Hybrid securities	416,460	141,344	—	557,804
Short-term investments	153,553,763	220	(5,831)	153,548,152
Total bonds and short-term investments	$3,850,396,099	$209,510,215	$(13,461,424)	$4,046,444,890

		Gross	Gross	Estimated
Common Stocks		Unrealized	Unrealized	Fair
As of December 31, 2017	Cost	Gains	Losses	Value
Common stocks - unaffiliated	$70,773,518	$1,716,938	$(1,118,162)	$71,372,294
Total common stocks	$70,773,518	$1,716,938	$(1,118,162)	$71,372,294

		Gross	Gross	Estimated
Preferred Stocks	Statement	Unrealized	Unrealized	Fair
As of December 31, 2017	Value	Gains	Losses	Value
Preferred stocks - unaffiliated	$2,466,654	$76,686	$—	$2,543,340
Total preferred stocks	$2,466,654	$76,686	$—	$2,543,340
The statement value and estimated fair value of bonds, cash equivalents and short-term investments at December 31, 2018 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities (“ABS”), including mortgage-backed securities and collateralized mortgage obligations, (are distributed to maturity year based on the Company’s estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

	Statement	Estimated
Maturity	Value	Fair Value
Due in one year or less	$664,392,310	$663,863,357
Due after one year through five years	878,470,989	880,758,698
Due after five years through ten years	1,146,562,102	1,144,795,365
Due after ten years	2,380,558,376	2,525,462,724
Total	$5,069,983,777	$5,214,880,144

At December 31, 2018 and 2017, securities with a statement value of $4,129,705 and $4,143,111, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

22

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

h.Mortgage Loans on Real Estate
The Company had a maximum and minimum lending rate of 6.30% and 3.32% for loans during 2018 and had a maximum and minimum lending rate of 4.37% and 3.32% during 2017. During 2018 and 2017, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2018 and 2017, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 69.5% and 79%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2018 and 2017, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2018 and 2017, there were immaterial amounts of impaired loans with immaterial related allowances for credit losses, and the interest income recognized during the period the loans were impaired was also immaterial.
i.Restructured Debt in which the Company is a Creditor
The Company had recorded immaterial investments in restructured loans in years ended December 31, 2018 and 2017. The realized capital losses related to these loans were immaterial for the years ended December 31, 2018, 2017 and 2016.
j.Joint Ventures, Partnerships and Limited Liability Companies
The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of admitted assets. The Company recognized OTTI of $6,485,136 for the year ended December 31, 2018 on private equity limited partnerships and one state tax credit limited liability company (LLC). OTTI recognized for the years ended December 31, 2017 and 2016 was not material. The partnerships were impaired because their cost basis sustained a decline in value that the Company determined to be other-than-temporary. The OTTI were determined as the difference between the fair value from the partnership financial statements and the carrying value of the investments based on the equity method of accounting. The state tax credit LLC was impaired because the Company recovered a portion of the cost of the investment through receipt of tax credits and other tax benefits and not through investment activity. The LLC OTTI was determined as the difference between the remaining expected future tax credits and other tax benefits expected to be received over the life of the investment and the carrying value of the investment.
In November 2016, the Company impaired the carrying value of its affiliated investment, Hartford Financial Service Corp (HFSC), to its current fair value, based on the length of time, the extent to which the value was less than the cost and recent returns of capital further diminishing future prospects, resulting in a realized loss of $76 million offset by an unrealized gain of the same amount.
k.Security Lending, Repurchase Agreements and Other Collateral Transactions
The Company enters into securities financing transactions as a way to earn income on securities loaned (securities lending) or on securities sold and repurchased (repurchase agreements). Under a securities lending program, the Company lends certain bonds within the corporate, foreign government/government agencies, and municipal sectors as well as stocks to qualifying third-party borrowers in return for collateral in the form of cash or securities. For domestic and non-domestic loaned securities, respectively, borrowers provide collateral of 102% and 105% of the fair value of the securities lent at the time of the loan. Borrowers will return the securities to the Company for cash or securities collateral at maturity dates generally of 90 days or less. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, except in the event of default by the counterparty, and is not reflected on the Company’s financial statements. Additional collateral is obtained if the fair value of the collateral falls below100% of the fair value of the loaned securities. The agreements provide the counterparty the right to sell or re-pledge the securities loaned. If cash, rather than securities, is received as collateral, the cash is typically invested in short-term investments or bonds and is reported as Securities lending reinvested collateral assets on the Statements of Admitted Assets, Liabilities and Capital and Surplus. Income associated with securities lending transactions is reported as a component of net investment income on the Company’s Statements of Operations.

23

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

As of December 31, 2018, and 2017, the fair value of loaned securities was approximately $98,265,256 and $115,602,325, respectively, reported in Bonds. As of December 31, 2018 and 2017, the associated liability for cash collateral received was $101,549,568 and $119,613,212, respectively, reported in Other liabilities, in the accompanying Statements of Admitted Assets, Liabilities and Capital and Surplus with no stated maturity date. The Company also received immaterial amounts of securities collateral as of December 31, 2018 and 2017 respectively, which was not included in the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2018 and 2017, the securities acquired from the use of the collateral in connection with our securities lending program were short term bond investments and cash equivalents with amortized cost approximating fair value of $101,549,568 and $119,613,212 respectively. The Company did not have securities lending transactions that extend beyond one year from the reporting date.
From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage-backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions generally have a contractual maturity of 90 days or less. Therefore, the carrying amounts of these instruments approximate fair value.
Under repurchase agreements, the Company transfers collateral of U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or bonds and is reported as an asset on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus. Repurchase agreements include master netting provisions that provide both counterparties the right to offset claims and apply securities held by them with respect of their obligations in the event of default. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in bonds, with the obligation to repurchase those securities recorded in other liabilities in the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2018 and 2017, the Company had no outstanding repurchase agreements.
The Company also may enter into reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. The agreements require additional collateral to be transferred to the Company when necessary and the Company has the right to sell or re-pledge the securities received. The agreements have a contractual maturity of one year or less, and are accounted for as collateralized financing. The receivable for reverse repurchase agreements, included within Short-term investments on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus, as of December 31, 2018 and 2017, was $12,292,144 and $0, respectively, with a fair value of $12,436,331 and $0, respectively.
Reinvested proceeds from repurchase agreements and securities lending transactions consist of short-term, high quality investments and U.S. government and government agency securities. These can be sold and used to meet collateral calls in a stress scenario. In addition, the liquidity resources of most of its general account investment portfolio are available to meet any potential cash demand when securities are returned to the Company. The potential impacts of repurchase agreements, dollar repurchase agreements, or securities lending agreements on the Company’s liquidity and capital position are stress tested monthly, under The Hartford's Liquidity Risk Policy.
The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2018 and 2017, securities pledged of $76,738,878 and $209,945,649, respectively, were included in Bonds and Cash, cash equivalents and short-term investments, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. The counterparties have the right to sell or re-pledge these securities. The Company also pledged cash collateral associated with derivative instruments with a statement value of $15,683,348 and $16,646,250,
24

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

respectively, as of December 31, 2018 and 2017, included in Other invested assets, on the Statements of Admitted Assets, Liabilities and Capital and Surplus.
As of December 31, 2018 and 2017, the Company accepted cash collateral associated with derivative instruments with a statement value of $326,905,245 and $253,682,064, respectively, which was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in Bonds and Cash, cash equivalents and short-term investments with a corresponding amount recorded in Collateral on derivatives. The Company also accepted securities collateral as of December 31, 2018 and 2017 of $64,775,963 and $986, respectively, of which the Company has the ability to sell or repledge. As of December 31, 2018 and 2017, the Company had not repledged securities and did not sell any securities collateral. In addition, as of December 31, 2018 and 2017, noncash collateral accepted was held in separate custodial accounts and was not included in the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus.
l. Security Unrealized Loss Aging
The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company’s OTTI policy, see Note 2. Due to the issuers’ continued satisfaction of the securities’ obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers’ financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2018 and 2017.
The following tables present amortized cost or statement value, fair value, and unrealized losses for the Company’s bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2018 and 2017:

December 31, 2018	Less Than 12 Months			12 Months or More			Total
	Amortized		Unrealized	Amortized		Unrealized	Amortized		Unrealized
(Amounts in thousands)	Cost	Fair Value	Losses	Cost	Fair Value	Losses	Cost	Fair Value	Losses
U.S. government and government agencies & authorities:
Guaranteed & sponsored - excluding asset-backed	$9,452	$9,246	$(206)	$20,409	$19,997	$(412)	$29,861	$29,243	$(618)
Guaranteed & sponsored - asset-backed	113,571	112,017	(1,554)	100,220	96,397	(3,823)	213,791	208,414	(5,377)
States, municipalities & political subdivisions	29,064	28,516	(548)	10,106	9,644	(462)	39,170	38,160	(1,010)
International governments	58,419	56,781	(1,638)	25,055	23,650	(1,405)	83,474	80,431	(3,043)
All other corporate - excluding asset-backed	1,120,826	1,070,781	(50,045)	381,360	356,553	(24,807)	1,502,186	1,427,334	(74,852)
All other corporate - asset-backed	437,850	431,845	(6,005)	133,950	127,807	(6,143)	571,800	559,652	(12,148)
Short-term investments	61,253	61,205	(48)	—	—	—	61,253	61,205	(48)
Total fixed maturities	1,830,435	1,770,391	(60,044)	671,100	634,048	(37,052)	2,501,535	2,404,439	(97,096)
Common stock-unaffiliated	39,116	35,081	(4,035)	22,548	18,590	(3,958)	61,664	53,671	(7,993)
Preferred stock - unaffiliated	2,371	2,358	(13)	—	—	—	2,371	2,358	(13)
Total stocks	41,487	37,439	(4,048)	22,548	18,590	(3,958)	64,035	56,029	(8,006)
Total securities	$1,871,922	$1,807,830	$(64,092)	$693,648	$652,638	$(41,010)	$2,565,570	$2,460,468	$(105,102)

25

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

December 31, 2017	Less Than 12 Months			12 Months or More			Total
	Amortized		Unrealized	Amortized		Unrealized	Amortized		Unrealized
(Amounts in thousands)	Cost	Fair Value	Losses	Cost	Fair Value	Losses	Cost	Fair Value	Losses
U.S. government and government agencies & authorities:
Guaranteed & sponsored - excluding asset-backed	$90,864	$90,189	$(675)	$11,142	$10,998	$(144)	$102,006	$101,187	$(819)
Guaranteed & sponsored - asset-backed	111,536	110,811	(725)	23,922	23,015	(907)	135,458	133,826	(1,632)
States, municipalities & political subdivisions	8,516	8,451	(65)	705	671	(34)	9,221	9,122	(99)
International governments	25,070	24,817	(253)	2,387	2,244	(143)	27,457	27,061	(396)
All other corporate - excluding asset-backed	267,115	265,419	(1,696)	170,524	165,042	(5,482)	437,639	430,461	(7,178)
All other corporate - asset-backed	120,028	119,253	(775)	81,986	79,431	(2,555)	202,014	198,684	(3,330)
Short-term investments	18,975	18,969	(6)	—	—	—	18,975	18,969	(6)
Total fixed maturities	642,104	637,909	(4,195)	290,666	281,401	(9,265)	932,770	919,310	(13,460)
Common stock-unaffiliated	505	502	(3)	22,597	20,451	(2,146)	23,102	20,953	(2,149)
Total stocks	505	502	(3)	22,597	20,451	(2,146)	23,102	20,953	(2,149)
Total securities	$642,609	$638,411	$(4,198)	$313,263	$301,852	$(11,411)	$955,872	$940,263	$(15,609)

As of December 31, 2018, fixed maturities, comprised of 867 securities, accounted for approximately 92% of the Company’s total unrealized loss amount. The securities were primarily related to corporate securities concentrated in the consumer non-cyclical, energy, and utilities sectors and CMBS. These sectors were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2018, 99% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The increase in unrealized losses during 2018 was primarily attributable to widening credit spreads and higher interest rates.
Most of the securities depressed for twelve months or more primarily related to corporate securities concentrated in the utilities and consumer non-cyclical sectors, and CMBS. CMBS were primarily depressed because current market spreads are wider than spreads at the securities' respective purchase dates. Corporate securities were depressed because of an increase in interest rate and/or the securities have floating rate coupons and have long-dated maturities, and current credit spreads are wider than when these securities were purchased. As of December 31, 2018, the Company does not have an intention to sell any securities in an unrealized loss position, and for loan-backed and structured securities, has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company’s cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2018.
As of December 31, 2017, fixed maturities, comprised of 394 securities, accounted for approximately 98% of the Company’s total unrealized loss amount. The securities were primarily related to CMBS and corporate securities concentrated in the energy, consumer non-cyclical, and utilities sectors. These sectors were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2017, 99% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The decrease in unrealized losses during 2017 was primarily attributable to tighter credit spreads.

26

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

m. Loan-backed and Structured Securities OTTI
For the years ended December 31, 2018, 2017 and 2016, the Company did not recognize losses for OTTI on loan-backed and structured securities due to the intent to sell impaired securities or due to the inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis.
For the year ended December 31, 2018, the Company did not recognize OTTI recorded because the present value of estimated cash flows expected to be collected was less than the amortized cost of the securities for loan-backed securities.
n. Structured Notes
The following tables summarize structured notes as of December 31, 2018 and 2017:

December 31, 2018
						Mortgage-
						Referenced
CUSIP					Book/Adjusted	Security
Identification			Actual Cost	Fair Value	Carrying Value	(Yes/No)
39483	BB	7	$2,095,163	$2,146,331	$2,083,892	No
V25125	BD	2	976,902	877,155	979,759	No
98417E	AR	1	18,035,224	16,342,561	18,035,179	No
785592	AD	8	594,258	631,094	595,819	No
3137G0	AL	3	643,510	657,779	644,329	Yes
3137G0	FT	1	498,819	509,922	499,661	Yes
3137G0	GT	0	771,976	793,154	772,001	Yes
Total			$23,615,852	$21,957,996	$23,610,640

December 31, 2017
						Mortgage-
						Referenced
CUSIP					Book/Adjusted	Security
Identification			Actual Cost	Fair Value	Carrying Value	(Yes/No)
39483	BB	7	$8,385,689	$8,862,853	$8,347,291	NO
V25125	BD	2	1,020,080	1,037,334	1,022,043	NO
98417E	AR	1	3,809,405	4,088,285	3,807,618	NO
785592	AD	8	2,559,011	2,746,666	2,549,722	NO
3137G0	AL	3	860,674	889,982	861,405	YES
3137G0	FT	1	874,773	900,645	875,745	YES
3137G0	GT	0	1,130,890	1,170,581	1,130,914	YES
Total			$18,640,522	$19,696,346	$18,594,738

o. 5GI Securities
A 5GI is assigned by the NAIC Securities Valuation Office (“SVO”) to certain obligations when an insurer certifies that the documentation necessary to permit a full credit analysis of a security does not exist, that the issuer or Obligator is current on all contracted interest and principal pay downs and that the insurer has the expectation of ultimate payment of all contracted payments. The 5GI securities for the Company are immaterial for the years December 31, 2018 and 2017.
27

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

4. Fair Value Measurements
Fair value is determined based on the "exit price" notion which is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. Financial instruments carried at fair value in the Company’s financial statements include certain bonds, stocks, derivatives, and Separate Account assets.
The Company's estimates of fair value for financial assets and liabilities are based on the framework established in the fair value accounting guidance. The framework is based on the inputs used in valuation, gives the highest priority to quoted prices in active markets and requires that observable inputs be used in the valuations when available. The Company categorizes its assets and liabilities measured at estimated fair value based on whether the significant inputs into the valuation are observable. The fair value hierarchy categorizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, or 3)
Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.
Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability, or prices for similar assets and liabilities.
Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of amounts that could be realized in a current market exchange absent actual market exchanges.

28

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. There were no transfers between Level 1 and Level 2 for the years ended December 31, 2018 and 2017. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company’s bonds included in Level 3 are classified as such because these securities are primarily within illiquid markets and/or priced by independent brokers.
The following table presents assets and (liabilities) carried at fair value by hierarchy level:

	As of December 31, 2018
		Quoted Prices in Active	Significant	Significant
		Markets for Identical	Observable	Unobservable
		Assets	Inputs	Inputs	Net Asset
	(Amounts in thousands)	(Level 1)	(Level 2)	(Level 3)	Value (NAV)	Total
a.	Assets accounted for at fair value
	All other corporate bonds – asset-backed	$ —	$ —	$44	$ —	$44
	Common stocks - unaffiliated	61,607	—	3,409	—	65,016
	Total bonds and stocks	61,607	—	3,453	—	65,060
	Derivative assets
	Credit derivatives	—	1,697	—	—	1,697
	Interest rate derivatives	—	3,753	—	—	3,753
	Foreign exchange derivatives	—	226	—	—	226
	GMWB hedging instruments	—	38,926	43,452	—	82,378
	Macro hedge program	—	—	232,529	—	232,529
	Total derivative assets	—	44,602	275,981	—	320,583
	Separate Account assets [1]	25,083,562	—	—	—	25,083,562
	Total assets accounted for at fair value	$25,145,169	$44,602	$279,434	$ —	$25,469,205
b.	Liabilities accounted for at fair value
	Derivative liabilities
	Credit derivatives	$ —	$(29)	$ —	$ —	$(29)
	Foreign exchange derivatives	—	(629)	—	—	(629)
	Interest rate derivatives	—	(10,447)	—	—	(10,447)
	GMWB hedging instruments	—	(14,082)	(21,963)	—	(36,045)
	Macro hedge program	—	—	(33,272)	—	(33,272)
	Total liabilities accounted for at fair value	$ —	$(25,187)	$(55,235)	$ —	$(80,422)

[1] Excludes approximately $10.6 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements).

29

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

	As of December 31, 2017
		Quoted Prices in Active
		Markets for Identical	Significant	Significant
		Assets	Observable Inputs	Unobservable Inputs
	(Amounts in thousands)	(Level 1)	(Level 2)	(Level 3)	Total
a.	Assets accounted for at fair value
	All other corporate bonds – asset-backed	$ —	$ —	$2,824	$2,824
	Common stocks - unaffiliated	71,372	—	—	71,372
	Total bonds and stocks	71,372	—	2,824	74,196
	Derivative assets
	Credit derivatives	—	2,095	—	2,095
	Interest rate derivatives	—	1,158	—	1,158
	GMWB hedging instruments	—	53,717	43,915	97,632
	Macro hedge program	—	—	42,366	42,366
	Total derivative assets	—	56,970	86,281	143,251
	Separate Account assets [1]	30,502,251	—	—	30,502,251
	Total assets accounted for at fair value	$30,573,623	$56,970	$89,105	$30,719,698
b.	Liabilities accounted for at fair value
	Derivative liabilities
	Credit derivatives	$ —	$(432)	$ —	$(432)
	Foreign exchange derivatives	—	(4,704)	—	(4,704)
	Interest rate derivatives	—	(15,587)	—	(15,587)
	GMWB hedging instruments	—	(17,851)	(23,550)	(41,401)
	Macro hedge program	—	—	(18,035)	(18,035)
	Total liabilities accounted for at fair value	$ —	$(38,574)	$(41,585)	$(80,159)
[1] Excludes approximately $15.2 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.
Valuation Techniques, Procedures and Controls
The Company determines the fair values of certain financial assets and liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair value. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the preceding tables.
The fair value process is monitored by the Valuation Committee, which is a cross-functional group of senior management within the Company that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Investment Accounting and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments as well as addressing valuation issues and approving changes to valuation methodologies and pricing sources. There are also two working groups under the Valuation Committee, a Securities Fair Value Working Group (“Securities Working Group”) and a Derivatives Fair Value Working Group (“Derivatives Working Group”), which include various investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes.

30

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

The Company also has an enterprise-wide Operational Risk Management function, led by the Chief Operational Risk Officer, which is responsible for establishing, maintaining and communicating the framework, principles and guidelines of the Company’s operational risk management program. This includes model risk management which provides an independent review of the suitability, characteristics and reliability of model inputs as well as an analysis of significant changes to current models.
Bonds and Stocks
The fair value of bonds and stocks in an active and orderly market (e.g., not distressed or forced liquidation) are determined by management using a "waterfall" approach after considering the following pricing sources: quoted prices for identical assets or liabilities, prices from third-party pricing services, independent broker quotations, or internal matrix pricing processes. Typical inputs used by these pricing sources include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Most bonds do not trade daily. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services utilize matrix pricing to derive security prices. Matrix pricing relies on securities' relationships to other benchmark quoted securities, which trade more frequently. Pricing services utilize recently reported trades of identical or similar securities making adjustments through the reporting date based on the preceding outlined available market observable information. If there are no recently reported trades, the third-party pricing services may develop a security price using expected future cash flows based upon collateral performance and discounted at an estimated market rate. Both matrix pricing and discounted cash flow techniques develop prices by factoring in the time value for cash flows and risk, including liquidity and credit.
Prices from third-party pricing services may be unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.
The Company utilizes an internally developed matrix pricing process for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. The Company's process is similar to the third-party pricing services. The Company develops credit spreads each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The credit spreads determined through this survey approach are based upon the issuer’s financial strength and term to maturity, utilizing independent public security index and trade information and adjusting for the non-public nature of the securities. Credit spreads combined with risk-free rates are applied to contractual cash flows to develop a price.
The Securities Working Group performs ongoing analyses of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analyses and is overseen by investment and accounting professionals. As a part of these analyses, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models utilizing spreads, and when available, market indices. As a result of these analyses, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee.
The Company has analyzed the third-party pricing services’ valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are observable. Due to the lack of transparency in the process that brokers use                             31

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
to develop prices, most valuations that are based on brokers’ prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.
Derivative Instruments
Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded derivatives and OTC-cleared derivatives, or independent broker quotations.
The Derivatives Working Group performs ongoing analyses of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analyses. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. On a daily basis, market valuations are compared to counterparty valuations for OTC derivatives. There are monthly analyses to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.
The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.
Valuation Inputs for Investments
For Level 1 investments, which are comprised of exchange-traded securities and open-ended mutual funds, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.
For the Company’s Level 2 and 3 debt securities, typical inputs used by pricing techniques include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.
A description of additional inputs used in the Company’s Level 2 and Level 3 measurements is included in the following discussion:
Level 2 The fair values of most of the Company’s Level 2 investments are determined by management after considering prices received from third-party pricing services. These investments include most bonds and preferred stocks.
ABS, CMBS, collateralized debt obligations (CDOs) and residential mortgage-backed securities ("RMBS") - Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, and credit default swap indices. ABS and RMBS prices also include estimates of the rate of future principal prepayments over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral.
Credit derivatives - Primary inputs include the swap yield curve and credit default swap curves.
32

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
Equity derivatives - Primary inputs include equity index levels.
Foreign exchange derivatives - Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.
Interest rate derivatives - Primary input is the swap yield curve.
Level 3 Most of the Company’s securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, CDOs and RMBS primarily backed by sub-prime loans. Also included in Level 3 are securities valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third-party pricing services, including municipal securities, foreign government/government agency securities, and bank loans. Primary inputs for these long-dated securities are consistent with the typical inputs used in the preceding noted Level 1 and Level 2 measurements, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include equity and interest rate volatility, swap yield curves beyond observable limits, and commodity price curves.
Separate Account assets
Separate Account assets are primarily invested in mutual funds but also have investments in bonds and stocks. Separate Account investments are valued in the same manner, and using the same pricing sources and inputs, as the bonds and stocks held in the General Account of the Company.
Significant Unobservable Inputs for Level 3 Assets Measured at Fair Values
The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value. The tables exclude corporate securities for which fair values are predominantly based on broker quotations.
As of December 31, 2018 and December 31, 2017, the Company did not have any material Level 3 bonds measured at fair value that were not based on broker quotations.

(Amounts in thousands)	December 31, 2018
Free Standing Derivatives	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
GMWB hedging instruments
Equity options	$(499)	Option model	Equity volatility	30%	32%	Increase
Equity variance swaps	(19,662)	Option model	Equity volatility	22%	22%	Increase
Customized swaps	41,650	Discounted cash flows	Equity volatility	18%	30%	Increase
Macro hedge program
Equity options [2]	203,129	Option model	Equity volatility	17%	29%	Increase

[1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

33

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
[2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion.

(Amounts in thousands)	December 31, 2017
Free Standing Derivatives	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
GMWB hedging instruments
Equity options	$2,739	Option model	Equity volatility	27%	30%	Increase
Equity variance swaps	(19,800)	Option model	Equity volatility	19%	19%	Increase
Customized swaps	37,426	Discounted cash flows	Equity volatility	7%	26%	Increase
Macro hedge program
Equity options [2]	30,687	Option model	Equity volatility	26%	31%	Increase

[1]
The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

[2]	Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion.
Securities and derivatives for which the Company bases fair value on broker quotations predominately include corporate bonds and certain equity derivatives. Due to the lack of transparency in the process brokers use to develop prices for these investments, the Company does not have access to the significant unobservable inputs brokers use to price these securities and derivatives. The Company believes however, the types of inputs brokers may use would likely be similar to those used to price securities and derivatives for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and credit spreads. Therefore, similar to non-broker priced securities and derivatives, generally, increases in these inputs would cause fair values to decrease. For the years ended December 31, 2018 and 2017, no significant adjustments were made by the Company to broker prices received.
Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)
The tables below provides a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2018 and 2017:

				Total Realized/ Unrealized Gains
	Fair Value	Transfers	Transfers	(Losses) Included in:					Fair Value
	as of	into	out of	Net		Purchases/	Sales/		as of
(Amounts in thousands)	Jan.1, 2018	Level 3 [2]	Level 3 [2]	Income [1]	Surplus	Increases	Decreases	Settlements	December 31, 2018
Assets
All other corporate bonds – asset-backed	$2,824	$ —	$(2,700)	$ —	$24	$ —	$ —	$(104)	$44
Common stocks - unaffiliated	—	—	—	—	—	3,409	—	—	3,409
Total bonds and stocks	2,824	—	(2,700)	—	24	3,409	—	(104)	3,453
Derivatives
GMWB hedging instruments	20,365	—	—	—	3,549	—	—	(2,425)	21,489
Macro hedge program	24,331	—	—	(24,641)	138,012	40,868	—	20,687	199,257
Total derivatives [3]	44,696	—	—	(24,641)	141,561	40,868	—	18,262	220,746
Total assets	$47,520	$ —	$(2,700)	$(24,641)	$141,585	$44,277	$ —	$18,158	$224,199
34

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

[1]	All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

[2]
Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.

[3]	Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

				Total Realized/ Unrealized Gains
	Fair Value	Transfers	Transfers	(Losses) Included in:					Fair Value
	as of	into	out of	Net		Purchases/	Sales/		as of
(Amounts in thousands)	January 1, 2017	Level 3 [2]	Level 3 [2]	Income [1]	Surplus	Increases	Decreases	Settlements	December 31, 2017
Assets
All other corporate bonds – asset-backed	$6.881	$547	$ —	$(6,578)	$(180)	$2,700	$ —	$(546)	$2.824
Total bonds and stocks	6,881	547	—	(6,578)	(180)	2,700	—	(546)	2,824
Derivatives
GMWB hedging instruments	46,219	—	—	—	(25,854)	—	—	—	20,365
Macro hedge program	146,157	—	—	—	1,032	—	—	(122,858)	24,331
Total derivatives [3]	192,376	—	—	—	(24,822)	—	—	(122,858)	44,696
Total assets	$199,257	$547	$ —	$(6,578)	$(25,002)	$2,700	$ —	$(123,404)	$47,520

35

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

[1]	All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

[2]
Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.

[3]	Derivative instruments are reported in this table on a net basis for asset/(liability) positions.
Fair Values for All Financial Instruments by Levels 1, 2 and 3
The tables below reflects the fair values and admitted values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method (subsidiaries, joint ventures and partnerships). The fair values are also categorized into the three-level fair value hierarchy.

(Amounts in thousands)	December 31, 2018
							Not
							Practicable
	Aggregate	Admitted				Net Asset	(Carrying
Type of Financial Instrument	Fair Value	Value	(Level 1)	(Level 2)	(Level 3)	Value (NAV)	Value)
Assets
Bonds - unaffiliated	$5,010,093	$4,865,300	$ —	$4,851,531	$158,562	$ —	$ —
Preferred stocks - unaffiliated	2,358	2,371	—	2,358	—	—	—
Common stocks - unaffiliated	65,016	65,016	61,607	—	3,409	—	—
Mortgage loans	822,690	813,842	—	—	822,690	—	—
Cash, cash equivalents and short-term investments - unaffiliated	411,663	411,559	271,049	140,614	—	—	—
Derivative related assets	237,982	320,583	—	(37,999)	275,981	—	—
Contract loans	102,625	102,625	—	—	102,625	—	—
Surplus debentures	43,174	36,592	—	43,174	—	—	—
Low-income housing tax credits	425	425	—	—	425	—	—
Securities lending reinvested collateral assets	101,529	101,550	—	101,529	—	—	—
Separate Account assets [1]	25,083,562	25,083,562	25,083,562	—	—	—	—
Total assets	$31,881,117	$31,803,425	$25,416,218	$5,101,207	$1,363,692	$ —	$ —
Liabilities
Liability for deposit-type contracts	$(475,344)	$(475,344)	$ —	$ —	$(475,344)	$ —	$ —
Derivative related liabilities	(80,736)	(80,422)	—	(25,501)	(55,235)	—	—
Separate Account liabilities	(25,083,562)	(25,083,562)	(25,083,562)	—	—	—	—
Total liabilities	$(25,639,642)	$(25,639,328)	$(25,083,562)	$(25,501)	$(530,579)	$ —	$ —
[1] Excludes approximately $10.6 million, at December 31, 2018, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

36

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

(Amounts in thousands)	December 31, 2017
						Not
						Practicable
	Aggregate	Admitted				(Carrying
Type of Financial Instrument	Fair Value	Value	(Level 1)	(Level 2)	(Level 3)	Value)
Assets
Bonds - unaffiliated	$3,892,897	$3,696,842	$51,592	$3,643,186	$198,119	$ —
Preferred stocks - unaffiliated	2,543	2,467	—	2,543	—	—
Common stocks - unaffiliated	71,372	71,372	71,372	—	—	—
Mortgage loans	474,340	464,673	—	—	474,340	—
Cash, cash equivalents and short-term investments - unaffiliated	547,291	547,296	424,597	122,694	—	—
Derivative related assets	(26,055)	143,251	—	(112,336)	86,281	—
Contract loans	106,561	106,561	—	—	106,561	—
Surplus debentures	16,454	13,710	—	16,454	—	—
Low-income housing tax credits	564	564	—	—	564	—
Securities lending reinvested collateral assets	119,609	119,613	—	119,609	—	—
Separate Account assets [1]	30,502,251	30,502,251	30,502,251	—	—	—
Total assets	$35,707,827	$35,668,600	$31,049,812	$3,792,150	$865,865	$ —
Liabilities
Liability for deposit-type contracts	$(513,033)	$(513,033)	$ —	$ —	$(513,033)	$ —
Derivative related liabilities	(80,350)	(80,159)	—	(38,764)	(41,586)	—
Separate Account liabilities	(30,502,251)	(30,502,251)	(30,502,251)	—	—	—
Total liabilities	$(31,095,634)	$(31,095,443)	$(30,502,251)	$(38,764)	$(554,619)	$ —
[1] Excludes approximately $15.2 million, at December 31, 2017, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.
The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note.
The amortized cost of short-term investments approximates fair value.
Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.
The carrying amounts of the liability for deposit-type contracts and Separate Account liabilities approximate their fair values.
The fair values of contract loans were determined using current loan coupon rates which reflect the current rates available under the contracts. As a result, the fair values approximate the carrying value of the contract loans.
At December 31, 2018 and 2017 the Company had no investments where it was not practicable to estimate fair value. 5. Income Taxes
On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (“Tax Reform”). Tax Reform established new tax laws that affected 2018, including, but not limited to, (1) reduction of the U.S. federal corporate income tax rate from 35% to 21%, (2) elimination of the corporate alternative minimum tax (AMT) and changing how existing AMT credits can be realized, (3) limitations on the deductibility of certain executive compensation, (4)
37

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

changes to the discounting of statutory reserves for tax purposes, and (5) limitations on net operating losses (NOLs) generated after December 31, 2017. Additional information regarding the impacts of Tax Reform is disclosed throughout Note 5 below.
The Company's 2017 AMT credits of $173,530,180 were reclassified to Federal income tax recoverable as a current income tax receivable as Tax reform allowed for the refund of AMT credits over time but no later than 2022. These amounts were settled in 2018 as part of the Talcott Resolution sale transaction. See Note 1.
A. The components of the net deferred tax asset/(deferred tax liability) ("DTA"/"(DTL)") at period end and the change in those components are as follows:

1				2018
			Ordinary	Capital	Total
	(a)	Gross DTA	$228,995,038	$11,432,431	$240,427,469
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	228,995,038	11,432,431	240,427,469
	(d)	Deferred tax assets nonadmitted	66,187,861	—	66,187,861
	(e)	Subtotal net admitted deferred tax assets	162,807,177	11,432,431	174,239,608
	(f)	Deferred tax liabilities	5,096,171	18,055,795	23,151,966
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$157,711,006	$(6,623,364)	$151,087,642

2				2018
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	157,711,006	(6,623,364)	151,087,642
		(1) DTAs expected to be realized after the balance sheet date	157,711,006	(6,623,364)	151,087,642
		(2) DTAs allowed per limitation threshold	XXX	XXX	151,087,642
	(c)	DTAs offset against DTLs	5,096,171	18,055,795	23,151,966
	(d)	DTAs admitted as a result of application of SSAP No. 101	$162,807,177	$11,432,431	$174,239,608

3	(a)	Ratio % used to determine recovery period and threshold limitation	1,088%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	$1,007,250,953

4			2018
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$228,995,038	$11,432,431
		(2) % of net admitted adjusted gross DTAs by tax character attributable
		to the impact of tax planning strategies	17%	39%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$162,807,177	$11,432,431
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	18%	100%
	(b)	Do the tax planning strategies include the use of reinsurance?	Yes________	No___X_____

1				2017
			Ordinary	Capital	Total
	(a)	Gross DTA	$475,442,749	$4,265,999	$479,708,748
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	475,442,749	4,265,999	479,708,748
	(d)	Deferred tax assets nonadmitted	315,490,484	—	315,490,484
	(e)	Subtotal net admitted deferred tax assets	159,952,265	4,265,999	164,218,264
	(f)	Deferred tax liabilities	28,399,486	5,562,778	33,962,264
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$131,552,779	$(1,296,779)	$130,256,000
38

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

2				2017
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	131,552,779	(1,296,779)	130,256,000
		(1) DTAs expected to be realized after the balance sheet date	131,552,779	(1,296,779)	130,256,000
		(2) DTAs allowed per limitation threshold	XXX	XXX	151,307,353
	(c)	DTAs offset against DTLs	28,399,486	5,562,778	33,962,264
	(d)	DTAs admitted as a result of application of SSAP No. 101	$159,952,265	$4,265,999	$164,218,264

3	(a)	Ratio % used to determine recovery period and threshold limitation	668%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	$1,008,715,688

4			2017
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$475,442,749	$4,265,999
		(2) % of net admitted adjusted gross DTAs by tax character attributable
		to the impact of tax planning strategies	0%	0%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$159,952,265	$4,265,999
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	66%	0%
	(b)	Do the tax planning strategies include the use of reinsurance?	Yes________	No___X_____

1			Change During 2018
			Ordinary	Capital	Total
	(a)	Gross DTA	$(246,447,711)	$7,166,432	$(239,281,279)
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	(246,447,711)	7,166,432	(239,281,279)
	(d)	Deferred tax assets nonadmitted	(249,302,623)	—	(249,302,623)
	(e)	Subtotal net admitted deferred tax assets	2,854,912	7,166,432	10,021,344
	(f)	Deferred tax liabilities	(23,303,315)	12,493,017	(10,810,298)
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$26,158,227	$(5,326,585)	$20,831,642

2			Change During 2018
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	26,158,227	(5,326,585)	20,831,642
		(1) DTAs expected to be realized after the balance sheet date	26,158,227	(5,326,585)	20,831,642
		(2) DTAs allowed per limitation threshold	XXX	XXX	(219,711)
	(c)	DTAs offset against DTLs	(23,303,315	12,493,017	(10,810,298)
	(d)	DTAs admitted as a result of application of SSAP No. 101	$2,854,912	$7,166,432	$10,021,344

3	(a)	Ratio % used to determine recovery period and threshold limitation	420%	%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	$(1,464,735)

39

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

4			Change During 2018
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$(246,447,711)	$7,166,432
		(2) % of net admitted adjusted gross DTAs by tax character attributable
		to the impact of tax planning strategies	17%	39%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$2,854,912	$7,166,432
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	(48)%	100%

B.	DTLs are not recognized for the following amounts:

Not Applicable.

C.	Significant Components of Income Taxes Incurred

1.	The components of current income tax (benefit)/expense are as follows:
			2018	2017	Change
	(a)	Federal	$(32,642,950)	$(49,931,703)	$17,288,753
	(b)	Foreign	—	—	—
	(c)	Subtotal	(32,642,950)	(49,931,703)	17,288,753
	(d)	Federal income tax on net capital gains	70,177,864	6,046,610	64,131,254
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	—	—	—
	(g)	Federal and foreign income taxes incurred	$37,534,914	$(43,885,093))	$81,420,007

2.	The main components of the period end deferred tax amounts and the change in those components are as follows:
		2018	2017	Change
	DTA: Ordinary
	Policyholder reserves	$50,569,867	$33,714,025	$16,855,842
	Deferred acquisition costs	39,649,553	42,379,117	(2,729,564)
	Compensation and benefits	1,384,490	2,320,355	(935,865)
	Investments	2,171,194	850,495	1,320,699
	Net operating loss carryforward	125,160,000	378,696,773	(253,536,773)
	Tax credit carryforward	3,371,665	12,122,699	(8,751,034)
	Other	6,688,269	5,359,285	1,328,984
	Subtotal: DTA Ordinary	228,995,038	475,442,749	(246,447,711)
	Ordinary statutory valuation allowance	—	—	—
	Total adjusted gross ordinary DTA	228,995,038	475,442,749	(246,447,711)
	Nonadmitted ordinary DTA	66,187,861	315,490,484	(249,302,623)
	Admitted ordinary DTA	162,807,177	159,952,265	2,854,912
	DTA: Capital
	Investments	11,432,431	4,265,999	7,166,432
	Subtotal: DTA Capital	11,432,431	4,265,999	7,166,432
	Capital statutory valuation allowance	—	—	—
	Total adjusted gross capital DTA	11,432,431	4,265,999	7,166,432
	Nonadmitted capital DTA	—	—	—
	Admitted capital DTA	11,432,431	4,265,999	7,166,432
	Total Admitted DTA	$174,239,608	$164,218,264	$10,021,344
40

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

DTL: Ordinary
Investments	$ —	$2,812,556	$(2,812,556)
Deferred and uncollected premium	—	29,751	(29,751)
Policyholder reserves	5,096,171	24,927,179	(19,831,008)
Other	—	630,000	(630,000)
Gross DTL ordinary	5,096,171	28,399,486	(23,303,315)
DTL: Capital
Investments	18,055,795	5,562,778	12,493,017
Gross DTL capital	18,055,795	5,562,778	12,493,017
Total DTL	23,151,966	33,962,264	(10,810,298)
Net adjusted DTA/(DTL)	$151,087,642	$130,256,000	$20,831,642
Adjust for the change in deferred tax on unrealized gains/losses			11,885,633
Adjust for the stock compensation transfer			509,063
Adjust for the change in nonadmitted deferred tax			(249,302,623)
AMT receivable reclass			(17,602,941)
Other adjustments			1
Adjusted change in net deferred Income Tax			$(233,679,225)

D. Reconciliation of federal income tax rate to actual effective rate:
The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows:

	2018 Tax effect	% of Pre-tax income $ 102,581,087	2017 Tax effect	% of Pre-tax income $ 126,926,995	2016 Tax effect	% of Pre-tax income $ 129,365,110
Statutory tax	$21,542,028	21.00%	$44,424,448	35.00%	$45,277,788	35.00%
Tax preferred investments	(97,684,555)	(95.23)%	(57,083,258)	(44.97)%	(43,690,668)	(33.77)%
Subsidiary value write down	—	—	—	—	27,300,293	21.10%
Interest maintenance reserve	11,294,233	11.01%	414,264	0.33%	3,132,052	2.42%
Amortization of inception gain	(4,974,717)	(4.85)%	(8,956,683)	(7.06)%	(10,236,210)	(7.91)%
IRS Audit adjustments	—	—	—	—	38,226,226	29.54%
VA Hedge Reclass	36,663,594	35.74%	(42,956,592)	(33.8400)%	6,712,342	5.19%
Prior period adjustments	46,412,127	45.24%	(59,827,603)	(47.1400)%	—	— %
Tax Reform	(664,934)	(0.65)%	301,344,827	237.42%	—	— %
Change in deferred tax on non-admitted assets	(1,463,302)	(1.43)%	840,802	0.66%	—	— %
Intercompany settlement of DTA	267,104,472	260.38%	(2,160,604)	(1.70)%	—	— %
All other	(7,014,807)	(6.82)%	(451,900)	(0.37)%	(3,264,167)	(2.52)%
Total statutory income tax	271,214,139	264.39%	175,587,701	138.33%	63,457,656	49.05%
Federal and foreign income taxes incurred	37,534,914	36.59%	(43,885,093)	(34.58)%	(16,780,987)	(12.97)%
Change in net deferred income taxes	233,679,225	227.80%	219,472,794	172.91%	80,238,643	62.02%
Total statutory income tax	$271,214,139	264.39%	$175,587,701	138.33%	$63,457,656	49.05%
E. Operating loss and tax credit carryforwards and protective tax deposits

1.	At December 31, 2018, the Company had $596,000,000 of net operating loss carryforwards which expire between 2027 and 2030, and $3,371,665 of foreign tax credit carryovers which expire in 2028.

2.	The amount of federal income taxes incurred in the current year and each preceding year that will be available for recoupment in the event of future net losses are:
2018 —
2017     —
2016    —

41

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

3.	The aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2018.
F. Consolidated Federal Income Tax Return

1.	The Company's federal income tax return is consolidated within TL's consolidated federal income tax return. The consolidated federal income tax return includes the following entities:
Talcott Resolution Life Insurance Company
Talcott Resolution Life and Annuity Insurance American Maturity Life Insurance Company
For the period ended May 31, 2018, the Company’s federal income tax return was included in a consolidated tax return with its former indirect parent, The Hartford and The Hartford's subsidiaries.

2.	Federal Income Tax Allocation
Estimated tax payments are made quarterly (if necessary), at which time intercompany tax balances are settled. In the subsequent year, additional settlements (if necessary) are made on the unextended due date of the return and at the time that the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by the Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return. For the period ended May 31, 2018, the allocation of tax was subject to a written agreement with the Company's former indirect parent, The Hartford.
6. Reinsurance
The amount of reinsurance recoverables from and payables to unaffiliated reinsurers were $47,565,210 and $10,467,692 respectively, as of December 31, 2018. The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $8,863,400 and $43,678,211 respectively, as of December 31, 2017.
The effect of reinsurance as of and for the years ended December 31 is summarized as follows:

2018	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$18,158,158,608	$945,895,582	$(13,870,725,332)	$5,233,328,858
Liability for deposit-type contracts	1,204,076,689	247,955,369	(976,688,549)	475,343,509
Policy and contract claim liabilities	152,006,971	25,022,229	(149,662,542)	27,366,658
Premium and annuity considerations	1,026,148,635	90,521,601	(2,735,139,940)	(1,618,469,704)
Death, annuity, disability and other benefits	1,263,080,747	107,257,969	(1,027,017,105)	343,321,611
Surrenders and other fund withdrawals	3,898,586,530	175,281,904	(526,234,814)	3,547,633,620
2017	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$14,686,319,652	$974,679,315	$(12,199,904,057)	$3,461,094,910
Liability for deposit-type contracts	27,322,381	485,714,693	(4,499)	513,032,575
Policy and contract claim liabilities	170,509,249	32,270,719	(167,598,735)	35,181,233
Premium and annuity considerations	1,118,219,251	98,793,627	(987,068,482)	229,944,396
Death, annuity, disability and other benefits	1,049,822,086	115,831,353	(873,182,466)	292,470,973
Surrenders and other fund withdrawals	4,016,631,491	187,693,017	(452,535,068)	3,751,789,440

42

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

2016	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$13,737,668,338	$1,009,814,809	$(11,124,064,437)	$3,623,418,710
Liability for deposit-type contracts	31,932,206	714,653,231	(3,645)	746,581,792
Policy and contract claim liabilities	144,070,692	20,007,238	(142,964,875)	21,113,055
Premium and annuity considerations	1,248,178,977	109,299,565	(1,074,130,692)	283,347,850
Death, annuity, disability and other benefits	921,467,688	106,615,608	(764,521,986)	263,561,310
Surrenders and other fund withdrawals	4,383,813,770	184,833,390	(443,569,567)	4,125,077,593

a. External reinsurance
Immediately following the close of the Talcott sale transaction (see Note 1), the Company and TL entered into reinsurance agreements with Commonwealth Annuity and Life Insurance Company, a subsidiary of Global Atlantic Financial Group. Pursuant to the reinsurance agreements, the Company ceded, on an 85% quota share basis, the Company’s variable and fixed payout annuity contracts and period certain structured settlement contracts. Additionally, standard lives structured settlement contracts were ceded on a 75% quota share basis. The net impact of this reinsurance transaction on the Company’s results of operations and financial condition included the transfer of reserves, deposit liabilities and IMR totaling approximately $2.5 billion, offset by cash and invested assets totaling $2.7 billion at market value. The Company realized gains of $258 million and received a ceding commission of $141 million, before tax. The net gain totaling $73 million, after tax, was deferred as a component of Other than special surplus funds on the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus, and will be amortized over a period of 25 years as earnings are projected to emerge from this block of business. Amortization amounts, which are recorded as Commission and expense allowances on reinsurance ceded on the Statements of Operation and as amortization and a decrease of Gain on inforce reinsurance on the Statements of Changes in Capital and Surplus totaled $4.7 million in 2018.
The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. The inability or unwillingness of a reinsurer to meet its financial obligations to the Company, including the impact of any insolvency or rehabilitation proceedings involving a reinsurer that could affect the Company's access to collateral held in trust, could have a material adverse effect on the Company's financial condition, results of operations and liquidity. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2018, the Company has two reinsurance-related concentrations of credit risk greater than 10% of the Company’s capital and surplus. The concentrations, which are actively monitored, are as follows: reserve credits totaling $12.5 billion for Prudential offset by $9.4 billion of market value of assets held in trust, for a net exposure of $3.1 billion. In addition, reserve credits totaling $2.3 billion for Commonwealth Annuity and Life Insurance Company are offset by $2.6 billion of market value of assets held in trust, for no net exposure. As of December 31, 2017, the Company had one reinsurance-related concentration of credit risk greater than 10% of the Company’s capital and surplus. The concentration, which was actively monitored, was as follows: reserve credits totaling $12.1 billion for Prudential offset by $9.0 billion of market value of assets held in trust, for a net exposure of $3.1 billion.
The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company’s surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a loss of reinsurance credit for the Company, and for which such obligation is not presently accrued is $73,653,500 in 2018, a decrease of $48,356,117 from the 2017 balance of $122,009,617. The total amount of reinsurance credits taken for this agreement was $93,232,278 in 2018, a decrease of $94,474,825 from the 2017 balance of $187,707,103.
On January 2, 2013, The Hartford completed the sale of its Individual Life insurance business to Prudential. As part of this transaction a reinsurance gain of approximately $600 million, before tax, was deferred and is being amortized over 20 years as earnings are estimated to emerge from the business reinsured. Amortization amounts, which are recorded as Commissions and expense allowances on reinsurance ceded on the Statements of Operations and as Amortization and decreases of gain on
43

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

inforce reinsurance on the Statements of Changes in Capital and Surplus, totaled $19.0 million, $25.6 million and $29.2 million for 2018, 2017 and 2016, respectively.
On June 30, 2014, TL’s parent, TLI, completed the sale of all of the issued and outstanding equity of HLIKK, a Japan based affiliate, to ORIX Life Insurance Corporation ("Buyer"), a subsidiary of ORIX Corporation, a Japanese company. Upon closing, the Buyer is responsible for all liabilities for the recaptured business. As of December 31, 2018 and 2017, the Company provided reinsurance to the Buyer for approximately $0.2 billion and $0.5 billion, respectively, of fixed payout annuities related to the “3Win” product formerly written by HLIKK. Under this agreement, the Buyer continues to cede the following: in-force “3Win” annuities which bundled guaranteed minimum accumulation benefits (“GMAB”), guaranteed minimum income benefits ("GMIB") and guaranteed minimum death benefits ("GMDB") product features and risks. The liability for this assumed reinsurance is presented within Liability for deposit-type contracts on the Statements of Admitted Assets, Liabilities and Capital and Surplus. In connection with this reinsurance agreement, the Company collected immaterial premiums for the years ended December 31, 2018, 2017 and 2016.
b. Reinsurance Assumed from Affiliates
TL and TLA received approval from the State of Connecticut Department of Insurance in January 2018, to enter into an assumption reinsurance agreement effective February 1, 2018. Pursuant to this agreement, TL transferred approximately $4.6 billion of reserves and $0.1 billion of associated interest maintenance reserve liability along with cash and invested assets with a book value totaling $4.7 billion, equal to the liabilities, to TLA. This assumption reinsurance transaction was considered a non-economic transaction and TLA and TL received no material impacts to surplus as a result of this transaction. Assumption reinsurance is reported as direct reserves in the table above.
7. Related Party Transactions
Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions, returns of capital and payments of dividends. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by TL.
Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.
At December 31, 2018 and 2017, the Company reported no receivables from and $5,900,113 and $13,126,682, respectively, as payable to parents, subsidiaries and affiliates. The terms of the written settlement agreements require that these amounts be settled generally within 30 days.
Effective June 1, 2018, TL entered into an Intercompany Liquidity Agreement (the "Liquidity Agreement") with TLA. The Agreement allows for short-term advances of funds between TL, TLA and certain TL subsidiaries who become parties to the Liquidity Agreement in the future. The Company had no issued and outstanding borrowings as of December 31, 2018.
Prior to the Talcott sale transaction, the Company participated in an Intercompany Liquidity Agreement (the “Agreement”) that The Hartford entered into with its insurance company subsidiaries that are domiciled in the State of Connecticut. The Agreement allowed for short-term advances of funds between Hartford affiliates for liquidity and other general corporate purposes. The Company had no issued and outstanding notes as of December 31, 2017.

44

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

As part of the sale transaction describe in Note 1, the Company funded a pre-closing return of capital to TL totaling $309.5 million. This return of capital included amounts that HHI paid to the Company and its affiliates for certain assets that were transferred to HHI related to the reallocation of alternative minimum tax credits and other tax settlements. In addition, as part of the agreement, HHI reimbursed the Company for leakage as defined in the agreement by contributing capital totaling $37.6 million to the Company before closing.
On October 19, 2017, The Hartford received permission from the Department to pay an extraordinary dividend of $550,000,000 from TLA to HLIHC, TLA's former parent company. TLA paid the dividend on October 30, 2017.
On September 1, 2017, The Hartford received permission from the Department to pay an extraordinary dividend of $150,000,000 from TLA to HLIHC. TLA paid the dividend on September 14, 2017.
On January 5, 2017, The Hartford received permission from the Department to pay an extraordinary dividend of $300,000,000 from TLA to HLIHC. TLA paid the dividend on January 30, 2017.
On June 16, 2016, The Hartford received permission from the Department to pay an extraordinary dividend of $250,000,000 from TLA to HLIHC. TLA paid the dividend on July 15, 2016.
On January 13, 2016, The Hartford received permission from the Department to pay an extraordinary dividend of $500,000,000 from TLA to TL. TLA paid the dividend on January 29, 2016.
Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 8 and 11.
8. Retirement Plans, Other Postretirement Benefit Plans and Postemployment Benefits
As of June 1, 2018, TL adopted a new investment and savings plan, the Talcott 401(k) Plan. Substantially all U.S. employees of the Company are eligible to participate in Talcott 401(k) Plan under which designated contributions can be invested in a variety of investments. The Company's contributions include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. TL also maintains a non-qualified savings plan, Talcott Resolution Deferred Compensation Plan, with a 6% matching contribution for eligible compensation earned in excess of the 401(a)(17) limit, currently $275,000. Eligible compensation includes salary and bonuses and participants can defer up to 80% of their eligible pay. The cost allocated to the Company for the period ended December 31, 2018 was immaterial. Effective December 31, 2018, both plans were assigned to TLI, the Company's indirect parent.
Through May 31, 2018, substantially all U.S. employees of the Company were eligible to participate in The Hartford Investment and Savings Plan under which designated contributions could be invested in a variety of investments including up to 10% in common stock of The Hartford. The Company's contributions included a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. The Hartford also maintained a non-qualified savings plan, The Hartford Excess Savings Plan, with the same level of matching contributions excluding the non-elective contributions with respect to employee compensation in excess of the limit that can be recognized under the tax-qualified Investment and Savings Plan. Eligible compensation included overtime and bonuses but was limited to a total of $1,000,000 annually. Participation in this plan was terminated effective May 31, 2018, as a result of the Talcott Resolution sale transaction (see Note 1). The cost allocated to the Company for years ended December 31, 2018, 2017 and 2016 was $1,414,203, $2,333,035 and $1,863,183, respectively.
The Hartford maintained The Hartford Retirement Plan for U.S. employees, a U.S. qualified defined benefit pension plan (the “Plan”), that covered substantially all U.S. employees of the Company hired prior to January 1, 2013. The Hartford also maintained non-qualified pension plans to provide retirement benefits previously accrued that are in excess of Internal Revenue
45

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

Code limitations. These plans were collectively referred to as the “Pension Plans." Participation in the Plans was terminated effective May 31, 2018, as a result of the Talcott Resolution sale transaction (see Note 1).
Effective December 31, 2012, The Hartford amended the Plan to freeze participation and benefit accruals. As a result, employees will not accrue further benefits under the Plan, although interest will continue to accrue to existing account balances. Participants as of December 31, 2012 continued to earn vesting credit with respect to their frozen accrued benefits as they continued to work. The freeze also applied to The Hartford Excess Pension Plan II, The Hartford's non-qualified excess pension benefit plan for certain highly compensated employees.
For the years ended December 31, 2018, 2017 and 2016, The Hartford life insurance companies recognized pension expenses of $2,301,558, $95,590,469 and $35,501,483, respectively, which was their allocation from The Hartford of contributions to the Pension Plans and non-qualified benefit payments. For the years ended December 31, 2018, 2017 and 2016, the Company's share of this contribution was immaterial, $41,450,436 and $4,740,669, respectively. Participation in this plan was terminated effective May 31, 2018, as a result of the Talcott Resolution sale transaction (see Note 1).
On June 30, 2017, The Hartford purchased a group annuity contract to transfer approximately $1.6 billion of its outstanding pension benefit obligations related to certain U.S. retirees, terminated vested participants, and beneficiaries to a third-party. In connection with this transaction, The Hartford made a $280 million contribution to the U.S. qualified pension plan in September, 2017 in order to maintain the plan's pre-transaction funded status.
On January 2, 2018, the assets of the plan previously invested in the separate accounts of TL were transferred to a third party custodian.
The Hartford also provided certain health care and life insurance benefits for eligible retired employees. The Hartford's contribution for health care benefits depended upon the retiree's date of retirement and years of service. In addition, the plan had a defined dollar cap for certain retirees which limited average company contributions. The Hartford prefunded a portion of the health care obligations through a trust fund where such prefunding can be accomplished on a tax effective basis. Effective January 1, 2002, company-subsidized retiree medical, retiree dental and retiree life insurance benefits were eliminated for employees with original hire dates on or after January 1, 2002. As of December 31, 2012, The Hartford’s other postretirement medical, dental and life insurance coverage plans were amended to no longer provide subsidized coverage for current employees who retire on or after January 1, 2014. The expenses allocated to the Company for other postretirement benefits were not material to the results of operations for 2018, 2017 and 2016. Participation in this plan was terminated effective May 31, 2018, as a result of the Talcott Resolution sale transaction (see Note 1).
The Company participates in postemployment plans that provide for medical and salary replacement benefits for employees on long-term disability. The expenses allocated to the Company for long term disability were not material to the results of operations for the year ended December 31, 2018.
The Company participated in postemployment plans sponsored by, and included in the financial statements of, the Hartford Fire Insurance Company. These plans provided for medical and salary continuation benefits for employees on long-term disability. The expenses allocated to the Company for long term disability were not material to the results of operations for 2018, 2017 and 2016. Participation in this plan was terminated effective May 31, 2018, as a result of the Talcott Resolution sale transaction (see Note 1).
9. Debt
Effective December, 2018, The Company is a member of the Federal Home Loan Bank of Boston ("FHLB"). Membership allows the Company access to collateralized advances, which may be used to support various spread-based businesses or to enhance liquidity management. FHLB membership requires the Company to own member stock and borrowings require the purchase of activity-based stock in an amount (generally between 3.0% and 4.0% of the principal balance) based upon the term of the
46

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

outstanding advances. FHLB stock held by the Company is classified within Common and preferred stocks on the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2018, there were no advances outstanding.
State law limits the Company's ability to pledge, hypothecate or otherwise encumber its assets. The amount of advances that can be taken by the Company are dependent on the assets pledged by the Company to secure the advances, and are therefore subject to this legal limit. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. For 2018, the Company's pledge limit is $290 million. The Company would need to seek prior written approval from the Department in order to exceed this limit. If the Company were to pursue borrowing additional amounts under its estimated capacity it may have to purchase additional shares of activity stock.
FHLB Capital Stock - Aggregate Totals As of December 31, 2018

		1 Total 2+3	2 General Account	3 Separate Accounts
a.	Membership Stock - Class A	$ —	$ —	$ —
b.	Membership Stock - Class B	3,408,900	3,408,900	—
c.	Activity Stock	—	—	—
d.	Excess Stock	—	—	—
e.	Aggregate Total (a+b+c+d)	3,408,900	3,408,900	—
f.	Actual or estimated borrowing capacity as determined by the insurer	$290,000,000	$290,000,000	$ —
10. Capital and Surplus and Shareholder Dividend Restrictions Dividend Restrictions
The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the “Commissioner”), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. No dividends were paid in 2018. Dividends paid totaled $1.0 billion in 2017 and $750 million in 2016. For returns of capital, see Note 7. With respect to dividends to its parent TL, the Company’s dividend limitation under the holding company laws of Connecticut is $180,703,273 in 2019. As a condition of the sale, TL and its affiliates are required to gain pre-approval from the Commissioner for any dividends, regardless of size, through May 31, 2020.
Unassigned Funds
The portion of unassigned funds reduced by each item below at December 31 was as follows:

	2018	2017
Unrealized capital losses, gross of tax	$(2,958,010)	$(228,315,536)
Nonadmitted asset values	86,053,045	331,131,052
Asset valuation reserve	83,428,299	34,894,589
47

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
11. Separate Accounts

The Company maintained Separate Account assets totaling $25,094,122,246 and $30,517,487,239 as of December 31, 2018 and 2017, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable annuities, variable life and variable universal life product lines in the Separate Accounts.
The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Accounts. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2018 and 2017, the Company’s Separate Account statement included legally insulated assets of $25,094,122,246 and $30,517,487,239, respectively.
Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. The Company’s Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations.
Separate Account fees, net of minimum guarantees, were $575,989,832, $603,735,208 and $620,498,300 for the years ended December 31, 2018, 2017 and 2016, respectively, and are recorded as a component of fee income on the Company’s Statements of Operations.
An analysis of the Separate Accounts as of December 31, 2018 is as follows:

	Indexed	Nonindexed Guaranteed Less Than or Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premium considerations or deposits for the year ended December 31, 2018	$ —	$ —	$ —	$320,805,640	$320,805,640
Reserves at year-end:
For accounts with assets at: Fair value Amortized cost	$ — —	$ — —	$ — —	$ 25,003,951,338 —	$ 25,003,951,338 —
Total reserves	$ —	$ —	$ —	$25,003,951,338	$25,003,951,338
By withdrawal characteristics:
Subject to discretionary withdrawal
With market value adjustment
At book value without market value adjustment and with surrender charge of 5% or more At fair value
At book value without market value adjustment and with surrender charge of less than 5%
	$ — — — — —	$ — — — — —	$ — — — — —	$ — — — 24,691,460,172 —	$ — — — 24,691,460,172 —
Subtotal Not subject to discretionary withdrawal	— —	— —	— —	24,691,460,172 312,491,166	24,691,460,172 312,491,166
Total	$ —	$ —	$ —	$25,003,951,338	$25,003,951,338

48

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

Below is a reconciliation of net transfers from Separate Accounts:

	December 31, 2018	December 31, 2017	December 31, 2016
Transfer to Separate Accounts	$320,805,640	$397,893,498	$428,564,804
Transfer from Separate Accounts	3,836,797,059	4,031,435,195	4,436,510,790
Net Transfer from Separate Accounts	(3,515,991,419)	(3,633,541,697)	(4,007,945,986)
Internal exchanges and other Separate Account activity	(11,772,160)	3,405,434	54,158,782
Transfer from Separate Accounts on the Statements of Operations	$(3,527,763,579)	$(3,630,136,263)	$(3,953,787,204)

12. Commitments and Contingent Liabilities
a.Litigation
The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company.
b.Guaranty Funds
In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state.
Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by/refunded to the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid immaterial net guaranty fund assessments in 2018, 2017 and 2016. The Company had immaterial guaranty fund receivables as of December 31, 2018 and 2017, respectively.

49

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

c. Contingent Commitments
At December 31, 2018, the Company has outstanding commitments totaling $125,891,437 of which $104,786,530 is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, $13,356,348 is related to commercial whole loans expected to fund in the first half of 2019, and $7,748,559 is related to various funding obligations associated with private placement securities.
Detail of Other Contingent Commitments

1 Nature and Circumstances of Guarantee and Key Attributes, Including Date and Duration of Agreement	2 Liability Recognition of Guarantee	3 Ultimate Financial Statement Impact if Action Under the Guarantee is Required	4 Maximum Potential Amount of Future Payments the Guarantor Could be Required to Make	5 Current Status of Payment or Performance Risk of Guarantee
Effective February 1, 2018, TLA guaranteed the obligations of Talcott Resolution Comprehensive Employee Benefit Service Company ("TCB"), a wholly-owned subsidiary, with respect to certain structured settlement liability obligations to provide an increased level of security to claimants under such structured settlements; these obligations were assumed from TL on February 1, 2018.	$ —	Increase in Investments in SCA, Dividends to stockholders (capital contribution), Expense, or Other	Unlimited (1)	The guaranteed affiliate maintains surplus in addition to policyholder reserves. The payment or performance risk of this guarantee is low as It is unlikely that this guarantee will be triggered.
(1) There is no limit on the Company's guarantee to pay policyholder obligations on behalf of the affiliate for the contracts covered in the guarantee agreement.
d.Leases
Transactions with The Hartford include rental facilities and equipment. Rent paid by the Company to The Hartford for its share of space occupied and equipment used by the Company was $1,196,952, $918,538 and $786,827 in 2018, 2017 and 2016, respectively. Future minimum rental commitments are immaterial.
The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Windsor, Connecticut.
e.Tax Matters
The Company files income tax returns in the U.S. federal jurisdiction, and various state and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2014. Management believes that adequate provision has been made in the financial statements for any potential adjustments that may result from tax examinations and other tax-related matters for all open tax years.
The Company’s unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described in Note 5.
The Separate Account dividend received deduction (“DRD”) is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from
50

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company’s taxable income before the DRD. The Company recorded benefits of $25,866,633, $57,083,258, and $43,690,668 related to the Separate Account DRD for the years ended December 31, 2018, 2017, and 2016, respectively.
f. Funding Obligations
At December 31, 2018 and 2017 the Company has outstanding commitments totaling $125,891,437 and $12,683,611, of which $104,786,530 and $625,361 was committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, at December 31, 2018 and 2017, $13,356,348 and $8,000,000 is related to commercial whole loans expected to fund in the first half of the following year, respectively. At December 31, 2018 and 2017, $7,748,559 and $4,058,250, respectively is related to various funding obligations associated with private placement securities.

13.    Reconciliation of Amounts to the Annual Statements, as filed

The table below presents the reconciliation of page 5 of the 2018 Annual Statement, as filed, to the accompanying financial statements to reflect:

•	The reclassification of certain reinsurance related activity from Financing and miscellaneous activities to Operating activities.

December 31, 2018	Net cash from Operations	Net cash from Financing and Miscellaneous Sources
Per Page 5 of Annual Statement	$199,033,048	$(574,097,907)
Reclassification of certain reinsurance activity	(104,250,293)	104,250,293
Per the accompanying financial statements	$94,782,755	$(469,847,614)

14.    Subsequent Events

The Company has evaluated events subsequent to December 31, 2018, through April 5, 2019, the date the statutory-basis financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these statutory-basis financial statements.

51

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)		All financial statements are included in Part A and Part B of the Registration Statement
(b)	(1)	Resolution of the Board of Directors authorizing the establishment of the Separate Account.
	(2)	Not applicable.
	(3)	(a) Amended and Restated Principal Underwriter Agreement
(b) Form of Dealer Agreement
	(4)	Individual Flexible Premium Variable Annuity Contract
Optional Death Benefit Enhancement Rider
Principal First Benefit Rider
Enhanced Death Benefit Rider
Dollar Cost Averaging Rider
Disability Rider
Extended Withdrawal Privilege Rider
Charitable Remainder Trust Rider
Longevity Reward Rider
Amendatory Rider
Annuity Commencement Date Deferral Option Rider
	(5)	Form of Application.
	(6)	(a) Certificate of Incorporation of Talcott Resolution (1)
(b) Amended and Restated Bylaws of Talcott Resolution (1)
	(7)	Reinsurance Agreements and Amendments
AXA Corporate Solutions Life Reinsurance Company (HLA -- April 1, 1999) (2)
AXA Corporate Solutions Life Reinsurance Company (HLA -- May 8, 2000) (2)
Transamerica Financial Life Insurance Company (2)
ACE Tempest Life Reinsurance Ltd. (October 1, 2002) (2)
Swiss Re Life & Health America, Inc. (HLA) (2)
Munich American Reassurance Company (HLA -- April 1, 1999) (2)
	(8)	Fund Participation Agreements and Amendments and Guarantee Agreements
AIM
AllianceBernstein
BlackRock
Hartford
Mutual Fund and VIF
Pioneer
Prudential
Victory
Wells Fargo

Guarantee Agreement, between Hartford Life and Accident Insurance Company and ITT Hartford Life and Annuity Insurance Company, its wholly owned subsidiary, dated as of August 20, 1993 and effective as of August 20, 1993.

Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.
	(9)	Opinion and Consent of Lisa Proch, General Counsel
	(10)	Consents of Deloitte & Touche LLP.
	(11)	No financial statements are omitted
	(12)	Not applicable

(99)	Copy of Power of Attorney
(1) Incorporated by reference to Item 24(b)(6)(a-b), respectively, of Post-Effective Amendment No. 42, to the Registration Statement Filed No. 333-69487, dated June 28, 2018.

(2)
Incorporated by reference to Item 24(b)(7)(a), Item 24(b)(7)(b), Item 24(b)(7)(c), Item 24(b)(7)(d), Item 24(b)(7)(h) and Item 24(b)(7)(i) of of Post-Effective Amendment No. 27, to the Registration Statement File No. 333-69429, filed April 23, 2012.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME	POSITION
Christopher B. Abreu	Vice President and Chief Actuary
Jeremy Billiel	Assistant Vice President and Treasurer
Ellen T. Below	Vice President and Chief Communications Officer
Matthew Bjorkman	Vice President and Chief Auditor
John B. Brady	Vice President and Chief Actuary, Appointed Actuary
Christopher S. Conner	Assistant Vice President, Chief Compliance Officer of Separate Accounts, AML Compliance Officer and Sanctions Compliance Officer
Robert A. Cornell	Vice President and Actuary
Christopher Cramer	Vice President and Director of Tax
Christopher J. Dagnault (1)	Vice President
George Eknaian	Senior Vice President and Chief Risk Officer
Michael R. Hazel	Vice President and Controller
Donna R. Jarvis	Vice President and Actuary
Diane Krajewski	Vice President and Chief Human Resources Officer
Craig D. Morrow	Vice President
Matthew J. Poznar	Senior Vice President and Chief Investment Officer, Director
Lisa M. Proch	Senior Vice President, General Counsel and Chief Compliance Officer
Peter F. Sannizzaro	President, Chief Executive Officer, Director
Robert Siracusa	Vice President and Chief Financial Officer, Director
Leslie T. Soler	Assistant Vice President and Corporate Secretary
Samir Srivastava	Vice President and Chief Information Officer

Unless otherwise indicated, the principal business address of each of the above individuals is 1 Griffin Road North, Windsor, CT 06095.
(1) Address: 500 Bielenberg Drive. Woodbury, MN 55125.
ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.
Filed herein as Exhibit 99.26.

ITEM 27. NUMBER OF CONTRACT OWNERS
As of January 31, 2019, there were 39,330 owners of qualified contracts and 53,003 owners of non-qualified contracts.

ITEM 28. INDEMNIFICATION
Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."
Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by laws. For purposes of the by laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a)	TDC acts as principal underwriter for the following investment companies:
Talcott Resolution Life Insurance Company - Separate Account One
Talcott Resolution Life Insurance Company - Separate Account Two
Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account I)
Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account II)
Talcott Resolution Life Insurance Company - Separate Account Two (QP Variable Account)
Talcott Resolution Life Insurance Company - Separate Account Two (Variable Account "A")
Talcott Resolution Life Insurance Company - Separate Account Two (NQ Variable Account)
Talcott Resolution Life Insurance Company - Separate Account Ten
Talcott Resolution Life Insurance Company - Separate Account Three
Talcott Resolution Life Insurance Company - Separate Account Five
Talcott Resolution Life Insurance Company - Separate Account Seven
Talcott Resolution Life Insurance Company - Separate Account Eleven
Talcott Resolution Life Insurance Company - Separate Account Twelve
Talcott Resolution Life Insurance Company - Separate Account VL I
Talcott Resolution Life Insurance Company - Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company - Separate Account One
Talcott Resolution Life and Annuity Insurance Company - Separate Account Ten
Talcott Resolution Life and Annuity Insurance Company - Separate Account Three
Talcott Resolution Life and Annuity Insurance Company - Separate Account Five
Talcott Resolution Life and Annuity Insurance Company - Separate Account Six
Talcott Resolution Life and Annuity Insurance Company - Separate Account Seven
Talcott Resolution Life and Annuity Insurance Company - Separate Account VLI
Talcott Resolution Life and Annuity Insurance Company - Separate Account VLII
American Maturity Life Insurance Company Separate Account AMLVA
American Maturity Life Insurance Company - Separate Account One
ICMG Registered Variable Life Separate Account A
ICMG Registered Variable Life Separate Account One
Union Security Insurance Company - Variable Account C
Union Security Insurance Company - Variable Account D
Union Security Life Insurance Company - Separate Account A

(b) Directors and Officers of TDC

Name	Positions and Offices with Underwriter
Christopher S. Conner	Chief Compliance Officer, Privacy Officer, Secretary
Christopher Cramer	Vice President and Director of Tax
Christopher J. Dagnault (1)	President and Chief Executive Officer, Director
Diane Krajewski	Chief Human Resources Officer, Chairman of the Board, Director
James Anthony Maciolek	Assistant Secretary, FINOP, Chief Financial Officer and Controller
Lisa Proch	Senior Vice President, General Counsel, Chief Compliance Officer and Assistant Secretary
Robert R. Siracusa	Director

Unless otherwise indicated, the principal business address of each of the above individuals is 1 Griffin Road North, Windsor, CT 06095.
(1) Address: 500 Bielenberg Drive. Woodbury, MN 55125.

(c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Talcott Resolution at 1 Griffin Road North, Windsor, CT 06095.

ITEM 31. MANAGEMENT SERVICES
All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32. UNDERTAKINGS

(a)
The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

(b)
The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Windsor, and State of Connecticut on April 18, 2019.

Talcott Resolution Life and Annuity Insurance Company
Separate Account One (Registrant)

By:	/s/ Peter F. Sannizzaro
Peter F. Sannizzaro
President, Chief Executive Officer, Director

Talcott Resolution Life and Annuity Insurance Company
(Depositor)

By:	/s/ Peter F. Sannizzaro
Peter F. Sannizzaro
President, Chief Executive Officer, Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Peter F. Sannizzaro, President, Chief Executive Officer, Director		/s/ Peter F. Sannizzaro
Matthew J. Poznar, Senior Vice President, Director*		Peter F. Sannizzaro
Robert R. Siracusa, Chief Financial Officer, Director		/s/ Robert S. Siracusa
Robert S. Siracusa
	*By:	/s/ Lisa Proch
Lisa Proch, Attorney-in-Fact
	Date:	April 18, 2019

333-69487

EXHIBIT INDEX
(1)	Resolution of the Board of Directors authorizing the establishment of the Separate Account.
(3)	(a) Amended and Restated Principal Underwriter Agreement
(b) Form of Dealer Agreement
(4)	Individual Flexible Premium Variable Annuity Contract
Optional Death Benefit Enhancement Rider
Principal First Benefit Rider
Enhanced Death Benefit Rider
Dollar Cost Averaging Rider
Disability Rider
Extended Withdrawal Privilege Rider
Charitable Remainder Trust Rider
Longevity Reward Rider
Amendatory Rider
Annuity Commencement Date Deferral Option Rider
(5)	Form of Application
(8)	Fund Participation Agreements and Amendments and Guarantee Agreements
AIM
AllianceBernstein
BlackRock
Hartford
Mutual Fund and VIF
Pioneer
Prudential
Victory
Wells Fargo

Guarantee Agreement, between Hartford Life and Accident Insurance Company and ITT Hartford Life and Annuity Insurance Company, its wholly owned subsidiary, dated as of August 20, 1993 and effective as of August 20, 1993.

Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.
(9)	Opinion and Consent of Lisa Proch, General Counsel
(10)	Consents of Deloitte & Touche LLP.
(26)	Organizational Chart
(99)	Copy of Power of Attorney